GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.7%
Alabama – 1.1%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A-/A1)
$5,000,000	4.000%	09/15/2033	$ 5,479,500
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)(a)
2,500,000	5.750	10/01/2020	2,533,950
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,315
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/Caa2)
4,600,000	5.750	10/01/2049	3,940,774
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
1,000,000	5.000	10/01/2024	1,141,200
1,000,000	5.000	10/01/2025	1,167,450
2,225,000	5.000	10/01/2030	2,583,670
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
740,000	5.000	10/01/2044	818,840
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(b)
4,275,000	0.000	10/01/2046	4,158,891
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,000,000	5.000	10/01/2021	1,049,400
13,500,000	6.000	10/01/2042	15,481,125
10,615,000	6.500	10/01/2053	12,315,948
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(b)
14,875,000	0.000	10/01/2050	14,401,380
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(c)(d)
225,000	2.000	10/01/2024	232,429
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(c)(d)
225,000	2.000	10/01/2024	232,429
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(c)(d)
1,750,000	2.000	10/01/2024	1,807,785
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A/A3)
3,820,000	4.000	06/01/2024	4,218,159
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(c)
	(1 Mo. LIBOR + 0.85%),
10,000,000	0.966	06/01/2024	9,762,900
UAB Medicine Finance Authority RB Series 2019 B (AA-/Aa3)
1,350,000	4.000	09/01/2036	1,584,158
2,030,000	4.000	09/01/2037	2,374,166
1,350,000	4.000	09/01/2038	1,567,930

			86,952,399

Alaska – 0.4%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)(e)
1,200,000	5.000	12/01/2026	1,481,532
3,430,000	5.000	12/01/2027	4,308,869
2,175,000	5.000	12/01/2028	2,782,543
2,235,000	5.000	12/01/2029	2,900,851
1,540,000	5.000	12/01/2030	2,029,674
Alaska Municipal Bond Bank Authority RB Series 2017 THREE (A+/NR)
1,240,000	5.000	12/01/2027	1,548,376
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
2,600,000	5.000	06/01/2046	2,600,520

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alaska – (continued)
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(f)
$37,350,000	0.000%	06/01/2046	$ 4,049,487
State of Alaska GO Unlimited Bonds Series 2016 A (AA-/Aa3)
5,460,000	5.000	08/01/2027	6,550,143

			28,251,995

Arizona – 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
	(3 Mo. LIBOR + 0.81%),
19,150,000	1.770	01/01/2037	17,892,994
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
425,000	3.375	07/01/2041	430,436
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,400,000	5.000	11/01/2044	1,646,442
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BB+/NR)
570,000	5.000	01/01/2043	529,997
3,250,000	4.500	01/01/2049	2,727,725
2,095,000	5.000	01/01/2054	1,879,739
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BB/NR)
1,565,000	5.000	01/01/2037	1,396,496
1,105,000	5.000	01/01/2038	972,124
300,000	5.000	01/01/2043	254,706
2,125,000	5.000	01/01/2049	1,739,738
600,000	5.125	01/01/2054	492,144
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa2)
365,000	5.000	05/01/2024	382,272
300,000	5.000	05/01/2029	316,833
650,000	5.000	05/01/2031	678,951
Chandler Industrial Development Authority RB for Intel Corp. Series 2007 (AMT) (A+/A1)(c)(d)
10,000,000	2.700	08/14/2023	10,506,500
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(c)(d)
7,300,000	5.000	06/03/2024	8,407,045
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A+/A1)
1,375,000	3.000	07/01/2049	1,417,157
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A+/A1)
1,110,000	5.000	07/01/2023	1,241,002
1,115,000	5.000	07/01/2024	1,284,725
1,215,000	5.000	07/01/2025	1,437,442
915,000	4.000	07/01/2044	1,002,996
2,980,000	5.000	07/01/2044	3,581,126
2,290,000	3.250	07/01/2049	2,326,640
1,375,000	5.000	07/01/2049	1,642,451
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (A/A2)
3,005,000	2.163	07/01/2022	3,053,921
1,950,000	2.226	07/01/2023	1,995,962
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,667,820
Entertainment Center Community Facilities District RB Series 2017 (AA+/NR)
5,221,000	4.000	07/01/2037	5,418,354

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
$400,000	3.500%	07/01/2029	$ 387,956
385,000	4.100	07/01/2034	363,013
1,150,000	4.750	07/01/2043	1,065,061
Glendale City Subordinate RB Refunding Series 2017 (AA/A1)
2,500,000	5.000	07/01/2028	3,037,000
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
5,000,000	5.000	11/15/2042	5,412,800
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(g)
300,000	4.000	07/01/2030	303,849
600,000	5.000	07/01/2040	621,996
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
200,000	4.000	07/01/2025	226,220
200,000	4.000	07/01/2026	228,836
200,000	4.000	07/01/2027	231,656
325,000	4.000	07/01/2028	380,204
250,000	4.000	07/01/2029	295,648
500,000	4.000	07/01/2034	556,105
700,000	5.000	07/01/2039	842,212
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(g)
500,000	4.750	05/01/2030	516,455
225,000	5.500	05/01/2040	232,609
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
8,985,000	5.000	12/01/2037	11,903,238
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(c)(d)
4,000,000	2.800	06/01/2021	4,051,000

			113,979,596

Arkansas – 0.3%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
2,790,000	5.000	12/01/2047	3,313,265
4,630,000	3.200	12/01/2049	4,719,729
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
550,000	5.000	08/01/2026	662,684
500,000	5.000	08/01/2028	595,785
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
5,395,000	3.000	02/01/2023	5,678,777
5,185,000	3.000	02/01/2024	5,450,472
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,384,125

			23,804,837

California – 8.5%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(f)
1,000,000	0.000	08/01/2037	659,130
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/2024	960,243
745,000	4.000	09/01/2025	817,660
535,000	4.000	09/01/2026	583,883
590,000	4.000	09/01/2027	640,734
575,000	4.000	09/01/2028	621,650
465,000	4.000	09/01/2029	500,507

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
$1,000,000	5.000%	05/01/2040	$ 1,200,800
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
150,000	4.000	09/01/2020	150,780
190,000	4.000	09/01/2021	196,663
195,000	4.000	09/01/2022	207,145
205,000	4.000	09/01/2023	222,382
210,000	4.000	09/01/2024	231,710
220,000	4.000	09/01/2025	246,019
230,000	4.000	09/01/2026	259,127
235,000	4.000	09/01/2027	263,200
255,000	4.000	09/01/2029	284,006
275,000	4.000	09/01/2031	301,491
290,000	4.000	09/01/2032	316,367
300,000	5.000	09/01/2033	340,404
215,000	5.000	09/01/2034	243,053
330,000	5.000	09/01/2035	371,207
345,000	3.000	09/01/2036	342,978
360,000	3.000	09/01/2037	354,820
370,000	3.000	09/01/2038	361,464
380,000	3.000	09/01/2039	369,501
1,160,000	5.000	09/01/2044	1,280,744
1,475,000	5.000	09/01/2049	1,620,376
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
1,505,000	4.000	09/01/2045	1,602,253
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
825,000	4.000	06/01/2049	901,948
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
595,000	5.000	06/01/2049	689,188
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(f)
12,130,000	0.000	06/01/2055	2,064,405
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(f)
31,220,000	0.000	06/01/2055	3,003,364
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (AAA/Aaa)
5,000,000	5.250	04/01/2040	7,952,000
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (AAA/Aaa)
3,500,000	5.000	05/01/2045	5,635,350
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
500,000	5.000	02/01/2042	587,020
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	468,844
350,000	5.000	11/15/2029	435,603
565,000	5.000	11/15/2030	699,572
1,010,000	5.000	11/15/2042	1,205,061
12,000,000	5.000	11/15/2056	14,138,040
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,300,000	5.000	02/01/2034	1,508,182
1,150,000	5.000	02/01/2035	1,330,389
450,000	5.000	02/01/2042	509,130
1,450,000	5.000	02/01/2047	1,629,640
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
2,045,000	5.000	06/30/2028	2,474,757
1,635,000	5.000	12/31/2028	1,974,181
6,195,000	5.000	12/31/2043	7,024,448

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for United Airlines, Inc. Project Series 2019 (AMT) (BB-/NR)
$7,740,000	4.000%	07/15/2029	$ 7,797,353
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
200,000	5.000	10/01/2026	228,756
200,000	5.000	10/01/2027	231,342
150,000	5.000	10/01/2028	176,148
225,000	5.000	10/01/2029	262,413
125,000	5.000	10/01/2030	144,277
225,000	5.000	10/01/2031	258,167
225,000	5.000	10/01/2032	256,151
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
430,000	5.000	10/01/2034	478,457
1,125,000	5.000	10/01/2039	1,221,705
1,035,000	5.000	10/01/2049	1,102,420
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
900,000	5.000	12/31/2037	1,035,252
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	425,308
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (A-/NR)
4,130,000	3.000	11/01/2025	4,512,727
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(g)
2,000,000	6.750	12/01/2028	1,921,880
14,195,000	7.500	12/01/2040	13,526,274
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2001 A (AMT) (A-/NR)(c)(d)
1,250,000	2.500	05/01/2024	1,316,425
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A (A-/NR)(c)(d)
3,500,000	2.500	05/01/2024	3,685,990
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 A-1 (AMT) (A-/NR)
10,000,000	3.375	07/01/2025	11,051,900
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB/Baa3)(g)
13,845,000	5.000	07/01/2030	14,523,543
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(g)
280,000	5.000	07/01/2022	296,478
360,000	5.000	07/01/2023	390,939
445,000	5.000	07/01/2024	494,230
1,330,000	5.000	07/01/2029	1,563,654
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(g)
1,000,000	5.000	06/15/2040	1,033,460
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(g)
680,000	4.000	07/01/2030	701,366
750,000	5.000	07/01/2040	785,122
California State Various Purpose GO Bonds Series 2010 (AA-/Aa2)
420,000	6.000	03/01/2033	421,886
California State Various Purpose GO Bonds Series 2017 (AA-/Aa2)
1,250,000	5.000	08/01/2046	1,492,662

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
$465,000	4.250%	09/01/2022	$ 486,437
260,000	5.000	09/01/2030	287,867
285,000	5.000	09/01/2037	308,823
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(g)
1,375,000	7.250	09/01/2050	1,408,165
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	1,017,065
595,000	5.000	09/02/2039	669,720
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
2,855,000	5.000	09/02/2033	3,334,868
950,000	5.000	09/02/2038	1,089,793
375,000	5.000	09/02/2043	425,040
1,130,000	5.000	09/02/2048	1,269,883
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
4,475,000	5.000	09/02/2029	5,248,862
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	685,029
670,000	4.000	09/02/2024	719,030
1,500,000	5.000	09/02/2034	1,715,055
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(g)
750,000	3.000	06/01/2029	691,020
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
365,000	5.000	08/01/2028	456,119
300,000	5.000	08/01/2029	373,263
315,000	5.000	08/01/2030	390,373
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(g)
500,000	5.000	07/01/2024	514,810
900,000	5.000	07/01/2029	927,603
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	177,702
70,000	5.000	04/01/2031	82,534
385,000	4.000	04/01/2032	422,395
455,000	4.000	04/01/2034	493,752
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB-/NR)(g)
1,725,000	5.000	12/01/2031	1,910,903
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)(e)
1,710,000	4.000	09/02/2028	1,842,234
1,250,000	5.000	09/02/2040	1,403,475
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,300,000	5.000	09/02/2038	1,494,350
1,500,000	5.000	09/02/2048	1,685,685
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
115,000	4.000	09/02/2021	118,037
180,000	4.000	09/02/2022	188,296
345,000	4.000	09/02/2023	366,521
355,000	4.000	09/02/2024	380,979
1,015,000	4.000	09/02/2029	1,102,899

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
$975,000	5.000%	05/15/2042	$ 1,061,697
1,000,000	5.000	05/15/2047	1,082,590
800,000	5.000	05/15/2050	864,560
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF—Irvine, LLC Series 2017 (NR/Baa1)
1,750,000	5.000	05/15/2022	1,835,925
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(f)
22,510,000	0.000	06/01/2046	2,949,260
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
230,000	4.000	09/01/2026	258,357
245,000	4.000	09/01/2027	279,163
250,000	4.000	09/01/2028	288,735
165,000	3.000	09/01/2037	158,786
170,000	3.000	09/01/2038	160,663
175,000	3.000	09/01/2039	167,015
180,000	3.000	09/01/2040	169,841
620,000	3.125	09/01/2044	586,321
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA/Aa2)(f)
3,500,000	0.000	06/01/2034	2,660,595
City of Azusa Community Facilities District No. 2005-1 Special Tax Series 2019 (AGM) (AA/NR)
1,280,000	5.000	09/01/2044	1,553,024
1,925,000	5.000	09/01/2049	2,322,821
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000	09/01/2029	1,252,181
1,275,000	4.000	09/01/2032	1,412,063
1,030,000	4.000	09/01/2037	1,116,932
485,000	4.000	09/01/2040	521,108
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(e)(g)
1,000,000	5.000	09/01/2035	1,112,500
City of Oroville RB for Oroville Hospital Series 2019 (BB/NR)
1,140,000	5.000	04/01/2024	1,219,504
1,325,000	5.000	04/01/2027	1,445,972
1,000,000	5.000	04/01/2029	1,097,360
1,250,000	5.000	04/01/2030	1,359,288
1,500,000	5.000	04/01/2031	1,621,695
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	115,818
100,000	5.000	09/01/2027	115,441
100,000	5.000	09/01/2028	115,175
100,000	5.000	09/01/2029	114,610
140,000	5.000	09/01/2031	158,210
250,000	5.000	09/01/2032	281,147
230,000	5.000	09/01/2033	257,772
150,000	5.000	09/01/2034	167,797
150,000	5.000	09/01/2035	167,120
700,000	5.000	09/01/2036	776,167
275,000	5.000	09/01/2037	303,908
250,000	5.000	09/01/2038	275,533
500,000	5.000	09/01/2039	550,160
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	312,172
815,000	5.000	09/01/2034	881,300
445,000	5.000	09/01/2039	479,768

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(g)
$595,000	4.000%	09/01/2028	$ 653,167
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000	09/01/2035	683,880
1,000,000	5.000	09/01/2040	1,124,670
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,509,758
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000	2.000	09/01/2024	326,000
330,000	2.250	09/01/2026	336,445
350,000	2.375	09/01/2028	354,847
380,000	2.750	09/01/2031	379,168
405,000	3.000	09/01/2033	407,163
415,000	3.000	09/01/2034	417,195
270,000	3.000	09/01/2035	268,310
900,000	3.125	09/01/2037	897,165
740,000	3.125	09/01/2039	731,690
810,000	3.250	09/01/2041	796,878
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000	5.000	09/01/2044	377,189
465,000	5.000	09/01/2049	506,766
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	94,826
700,000	3.250	09/01/2041	691,803
600,000	3.500	09/01/2049	600,066
940,000	4.000	09/01/2049	986,464
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000	3.125	08/01/2035	295,287
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	512,410
725,000	5.000	09/01/2039	814,987
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A+/A2)
1,225,000	5.000	07/01/2039	1,460,604
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
1,365,000	4.000	09/01/2045	1,441,369
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,485,000	5.000	09/01/2027	1,690,346
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
400,000	3.125	09/01/2044	381,432
1,655,000	3.125	09/01/2049	1,548,401
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
1,300,000	3.950	01/15/2053	1,393,366
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(b)
3,000,000	0.000	01/15/2032	3,518,040
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(c)(d)
1,175,000	5.500	01/15/2023	1,261,586
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A+/NR)
500,000	5.000	09/01/2032	544,620

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(f)
$43,000,000	0.000%	06/01/2047	$ 8,991,300
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(f)
9,375,000	0.000	06/01/2047	1,909,688
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
13,395,000	5.000	06/01/2045	15,397,419
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB-/NR)
15,280,000	3.500	06/01/2036	15,427,910
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB-/NR)
22,180,000	5.000	06/01/2034	26,520,182
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
2,440,000	5.000	06/01/2047	2,469,670
10,080,000	5.250	06/01/2047	10,251,562
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
14,450,000	5.000	06/01/2047	14,625,712
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
3,915,000	5.300	06/01/2037	4,032,450
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
1,310,000	3.678	06/01/2038	1,318,305
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	768,514
650,000	5.000	09/01/2026	785,051
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	567,518
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	519,341
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	201,478
175,000	4.000	09/01/2026	197,774
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (AA/NR)
350,000	5.000	09/01/2030	445,641
310,000	5.000	09/01/2032	388,740
360,000	5.000	09/01/2034	446,151
460,000	5.000	09/01/2036	562,677
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	857,685
2,500,000	5.000	09/01/2048	2,754,600
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
3,000,000	3.500	09/01/2035	3,343,050
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (AA/Aa2)
2,335,000	5.000	05/15/2034	2,860,025
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (AA-/Aa3)
1,000,000	5.000	05/15/2029	1,196,230
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (AA-/Aa3)
7,000,000	5.250	05/15/2048	8,436,400

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (AA-/Aa3)
$5,000,000	5.000%	05/15/2030	$ 6,179,500
1,000,000	5.000	05/15/2035	1,207,260
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (AA-/Aa3)
6,000,000	5.000	05/15/2030	7,683,780
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
44,275,000	5.720	05/01/2027	55,525,720
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(f)
2,000,000	0.000	08/01/2037	1,361,220
4,500,000	0.000	08/01/2038	2,968,200
4,500,000	0.000	08/01/2039	2,870,145
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(f)
1,205,000	0.000	08/01/2026	1,128,229
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(f)
2,510,000	0.000	08/01/2035	1,840,734
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/2039	2,743,055
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,455,000	6.125	11/01/2029	4,364,978
2,000,000	6.500	11/01/2039	3,134,920
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(b)
5,000,000	0.000	08/01/2035	5,420,800
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(h)
	(3 Mo. LIBOR + 0.72%),
5,595,000	1.680	07/01/2027	5,391,398
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,335,000	5.000	11/01/2047	13,020,741
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(f)
2,150,000	0.000	08/01/2031	1,754,228
4,150,000	0.000	08/01/2032	3,282,152
3,500,000	0.000	08/01/2033	2,677,080
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
6,450,000	7.000	08/01/2038	9,278,325
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/2031	4,194,400
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
650,000	4.000	09/01/2020	652,821
590,000	4.000	09/01/2023	636,970
320,000	4.000	09/01/2024	351,312
400,000	4.000	09/01/2025	444,580
1,490,000	4.000	09/01/2026	1,679,260
305,000	4.000	09/01/2027	341,557
500,000	4.000	09/01/2028	556,525
1,780,000	4.000	09/01/2029	1,966,188
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,585,000	5.000	09/01/2027	4,932,222
1,000,000	5.375	09/01/2031	1,079,490
485,000	5.250	09/01/2034	519,925

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)(e)
$195,000	4.000%	09/01/2027	$ 216,750
205,000	4.000	09/01/2028	228,510
210,000	4.000	09/01/2029	235,658
220,000	4.000	09/01/2030	245,936
545,000	4.000	09/01/2034	597,723
500,000	4.000	09/01/2037	543,040
370,000	4.000	09/01/2040	397,835
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	878,970
1,075,000	5.000	09/01/2026	1,280,884
1,000,000	5.000	09/01/2027	1,214,310
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
35,000	4.000	09/01/2021	36,074
50,000	4.000	09/01/2022	52,706
85,000	4.000	09/01/2023	91,165
80,000	4.000	09/01/2024	86,883
150,000	4.000	09/01/2025	165,234
275,000	5.000	09/01/2026	319,624
210,000	5.000	09/01/2027	247,277
160,000	5.000	09/01/2028	187,653
170,000	5.000	09/01/2029	199,723
110,000	5.000	09/01/2030	127,976
100,000	5.000	09/01/2031	115,378
185,000	5.000	09/01/2032	212,012
165,000	5.000	09/01/2033	188,136
175,000	4.000	09/01/2034	187,282
150,000	4.000	09/01/2035	159,809
125,000	3.000	09/01/2036	116,215
470,000	5.000	09/01/2039	525,352
250,000	3.250	09/01/2041	234,375
400,000	5.000	09/01/2045	439,592
1,000,000	5.000	09/01/2049	1,090,400
Sacramento City Unified School District GO RB Refunding Series 2012 (BBB/A2)
125,000	5.000	07/01/2020	125,000
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (AA/NR)
500,000	5.000	07/01/2020	500,000
1,000,000	5.000	07/01/2029	1,139,330
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(h)
	(3 Mo. LIBOR + 0.53%),
13,150,000	0.765	12/01/2035	11,394,870
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(h)
	(3 Mo. LIBOR + 0.55%),
2,375,000	0.785	06/01/2034	2,194,025
San Diego County Regional Airport Authority RB Refunding Series 2013 B (AMT) (A+/A1)
3,465,000	5.000	07/01/2023	3,872,831
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(f)
5,000,000	0.000	07/01/2039	3,173,050
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
3,500,000	4.000	07/01/2042	3,740,485
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (A+/A1)
3,800,000	5.000	05/01/2021	3,920,840
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A+/A1)
4,750,000	5.000	05/01/2026	5,073,903

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A+/A1)
$2,000,000	5.500%	05/01/2028	$ 2,228,700
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (A+/NR)
10,000,000	5.000	05/01/2023	11,138,200
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 D (AMT) (A+/A1)
10,000,000	5.000	05/01/2048	11,795,200
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (A+/NR)
1,290,000	5.000	05/01/2027	1,591,821
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A+/A1)
9,380,000	5.000	05/01/2044	11,311,342
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,168,470
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	574,620
1,550,000	5.000	09/01/2044	1,749,826
2,275,000	5.000	09/01/2049	2,554,598
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (NR/Baa2)(f)
1,605,000	0.000	01/15/2026	1,391,037
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
1,000,000	5.000	01/15/2029	1,142,850
State of California GO Bonds for Bid Group A Series 2019 (AA-/Aa2)
15,000,000	2.375	10/01/2026	16,221,000
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
5,000,000	1.400	06/01/2022	4,976,800
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A1)
2,735,000	5.000	08/01/2025	3,288,591
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
1,650,000	5.375	06/01/2038	1,650,347
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
885,000	5.000	06/01/2026	1,068,965
1,180,000	5.000	06/01/2027	1,460,073
920,000	5.000	06/01/2028	1,163,193
1,780,000	5.000	06/01/2029	2,289,400
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A-/NR)
1,745,000	5.000	06/01/2032	2,219,605
870,000	5.000	06/01/2034	1,094,304
435,000	5.000	06/01/2035	544,172
870,000	5.000	06/01/2036	1,083,463
870,000	5.000	06/01/2039	1,072,771
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,100,000	5.000	06/01/2048	3,572,161
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(f)
7,975,000	0.000	06/01/2054	1,313,243

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
$1,265,000	5.000%	10/01/2028	$ 1,595,583
580,000	5.000	10/01/2029	742,916
490,000	5.000	10/01/2030	629,341
1,025,000	5.000	10/01/2031	1,306,393
880,000	5.000	10/01/2033	1,106,873
615,000	5.000	10/01/2035	767,366
705,000	5.000	10/01/2036	875,934
880,000	5.000	10/01/2037	1,089,678
880,000	5.000	10/01/2038	1,086,307
880,000	5.000	10/01/2039	1,083,227
970,000	5.000	10/01/2040	1,190,656
950,000	5.000	10/01/2045	1,160,530
995,000	5.000	10/01/2049	1,210,935
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,895,000	2.400	10/01/2049	1,891,191
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE) (AA-/Baa2)(f)
1,175,000	0.000	08/01/2025	1,108,307
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	875,592

			663,047,428

Colorado – 4.1%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/Aa2)
6,910,000	5.250	12/01/2040	8,497,020
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)(a)
325,000	5.250	12/01/2026	420,657
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(b)(g)
1,855,000	0.000	12/01/2049	1,321,762
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,078,000	4.500	12/01/2029	2,085,190
Board of Governors of Colorado State University System RB Refunding Series 2017 C (AA/NR)
14,305,000	5.000	03/01/2043	17,431,215
Board of Governors of Colorado State University System RB Refunding Series 2017 C (NR/NR)(a)
9,555,000	5.000	03/01/2028	12,615,562
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	537,721
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
735,000	5.000	12/01/2035	737,198
500,000	5.125	12/01/2048	491,305
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	1,003,380
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa1)
3,510,000	6.000	12/15/2029	4,818,668
10,805,000	6.000	12/15/2030	14,757,469
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	1,016,184
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(g)
1,500,000	5.000	10/01/2029	1,606,800
2,500,000	5.000	10/01/2039	2,563,950

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
$415,000	4.000%	11/01/2029	$ 439,331
400,000	5.000	11/01/2039	428,060
700,000	5.000	11/01/2049	742,371
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (NR/Aa3)
325,000	5.000	06/01/2049	352,027
350,000	5.000	06/01/2054	378,465
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
3,900,000	4.000	11/15/2043	4,374,786
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 B (AA/Aa2)(c)(d)
6,000,000	5.000	11/19/2026	7,392,120
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,027,898
2,010,000	4.000	08/01/2044	2,165,996
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,027,898
2,140,000	5.000	08/01/2036	2,564,019
855,000	5.000	08/01/2037	1,021,118
1,285,000	5.000	08/01/2038	1,530,152
2,570,000	5.000	08/01/2039	3,049,768
3,495,000	4.000	08/01/2049	3,746,011
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(c)(d)
2,000,000	5.000	08/01/2025	2,305,220
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(c)(d)
4,285,000	5.000	08/01/2026	5,040,574
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (A-/NR)(a)
1,150,000	5.000	06/01/2027	1,479,590
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
1,730,000	4.000	11/01/2039	1,918,985
7,435,000	5.000	11/01/2039	8,980,514
8,285,000	5.000	11/01/2044	9,875,471
1,950,000	5.000	11/01/2049	2,310,438
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
1,200,000	4.000	01/01/2036	1,350,192
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
1,250,000	2.496	11/01/2024	1,272,937
2,730,000	2.678	11/01/2025	2,803,492
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	2,936,219
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
460,000	3.500	12/01/2021	462,070
500,000	4.500	12/01/2027	508,530
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	891,738
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,255,000	5.000	12/01/2039	1,258,025
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(g)
2,730,000	5.000	12/01/2029	2,731,119
3,105,000	5.500	12/01/2039	3,064,759
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
11,500,000	5.250	12/01/2048	13,813,570

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(c)(d)
$7,960,000	5.000%	11/15/2022	$ 8,731,563
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/2029	5,655,500
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB-/NR)
23,495,000	5.000	10/01/2032	23,620,228
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(g)
4,995,000	5.000	12/01/2025	5,778,066
5,145,000	5.000	12/01/2026	6,041,722
5,285,000	5.000	12/01/2027	6,304,160
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
640,000	5.000	12/01/2030	680,013
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
765,000	5.000	12/01/2024	868,856
205,000	5.000	12/01/2025	237,138
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
880,000	5.000	12/01/2030	1,064,448
1,230,000	5.000	12/01/2031	1,474,241
3,500,000	5.000	12/01/2032	4,155,935
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(g)
5,655,000	5.250	12/01/2039	5,685,311
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (AA/A2)(f)
1,500,000	0.000	09/01/2035	1,094,100
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
1,545,000	5.000	09/01/2026	1,917,438
880,000	5.000	09/01/2027	1,116,632
880,000	5.000	09/01/2028	1,142,583
1,145,000	5.000	09/01/2034	1,504,621
1,100,000	5.000	09/01/2035	1,438,492
1,235,000	5.000	09/01/2036	1,607,748
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(f)
1,350,000	0.000	09/01/2030	1,132,245
E-470 Public Highway Authority RB Series 2010 A (A/A2)(f)
6,000,000	0.000	09/01/2040	3,536,820
E-470 Public Highway Authority Senior RB Series 2017 B (A/A2)(c)
	(1 Mo. LIBOR + 1.05%),
2,000,000	1.174	09/01/2021	2,000,620
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
522,000	3.000	12/01/2029	525,999
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	911,835
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(g)
1,070,000	5.500	12/01/2050	1,105,267
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,392,559
1,000,000	5.000	12/01/2049	997,990
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,185,000	5.750	12/01/2050	1,221,356
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000	12/01/2039	1,379,903
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	503,460

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
$100,000	4.000%	12/01/2020	$ 101,244
215,000	4.000	12/01/2022	227,326
160,000	4.000	12/01/2023	172,382
175,000	4.000	12/01/2024	190,897
100,000	4.000	12/01/2025	110,075
215,000	4.000	12/01/2026	238,265
290,000	4.000	12/01/2029	323,518
205,000	4.000	12/01/2030	227,946
225,000	4.000	12/01/2031	248,630
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
490,000	4.375	12/01/2031	485,262
500,000	5.000	12/01/2046	501,350
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	650,345
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.625	12/01/2048	1,021,240
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
2,000,000	6.250	11/15/2028	2,503,500
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	4,984,750
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	900,513
Regional Transportation District Sales Tax Revenue RB Series 2016 A (AA+/Aa2)
19,445,000	5.000	11/01/2046	22,838,930
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	852,915
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	2,887,248
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
524,000	4.500	12/01/2028	527,055
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,240,620
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
75,000	5.000	12/01/2025	89,871
125,000	5.000	12/01/2026	152,917
150,000	5.000	12/01/2027	187,065
235,000	5.000	12/01/2028	298,401
175,000	5.000	12/01/2029	226,146
300,000	4.000	12/01/2030	353,826
300,000	4.000	12/01/2031	351,324
375,000	4.000	12/01/2032	435,956
220,000	4.000	12/01/2034	253,541
325,000	4.000	12/01/2039	367,933
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	508,885
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
165,000	3.000	12/01/2022	164,998
1,000,000	5.000	12/01/2037	1,048,620
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
40,000	3.000	12/01/2022	40,000
100,000	3.500	12/01/2027	100,514
115,000	5.000	12/01/2037	120,591
325,000	5.000	12/01/2047	335,341

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
$1,000,000	5.000%	12/01/2037	$ 1,008,490
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
350,000	5.000	12/01/2032	414,099
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,018,570
6,920,000	5.000	12/01/2047	6,922,422
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)(e)
195,000	5.000	12/01/2026	233,842
205,000	5.000	12/01/2027	250,162
210,000	5.000	12/01/2028	261,192
210,000	5.000	12/01/2029	265,425
215,000	5.000	12/01/2030	270,057
230,000	5.000	12/01/2031	286,943
250,000	5.000	12/01/2032	309,718
255,000	5.000	12/01/2033	314,392
285,000	5.000	12/01/2034	350,145
100,000	5.000	12/01/2035	122,318
695,000	5.000	12/01/2050	831,526
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
100,000	5.000	12/15/2021	105,855
105,000	5.000	12/15/2022	115,198
115,000	5.000	12/15/2023	130,182
130,000	5.000	12/15/2024	151,156
125,000	5.000	12/15/2025	147,926
135,000	5.000	12/15/2026	159,075
125,000	5.000	12/15/2027	146,897
125,000	5.000	12/15/2028	146,562
125,000	5.000	12/15/2029	146,129
125,000	5.000	12/15/2030	145,645
135,000	5.000	12/15/2031	156,727
160,000	5.000	12/15/2032	185,066
1,045,000	3.250	12/15/2050	1,106,561
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)
595,000	5.000	12/01/2049	617,354
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,273,338
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
600,000	5.000	12/01/2039	604,632

			322,441,937

Connecticut – 1.7%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
450,000	5.000	08/01/2026	514,570
965,000	5.000	08/01/2027	1,119,024
1,165,000	5.000	08/01/2028	1,370,063
750,000	5.500	08/01/2029	905,137
350,000	5.500	08/01/2030	420,112
525,000	5.500	08/01/2031	626,672
500,000	5.500	08/01/2032	592,980
405,000	5.500	08/01/2033	477,811
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (AA/A2)
1,350,000	5.000	02/01/2024	1,497,029
1,400,000	5.000	02/01/2026	1,616,986
600,000	5.000	02/01/2027	704,550
1,050,000	5.000	02/01/2028	1,249,563
Connecticut State GO Bonds Series 2018 C (A/A1)
680,000	5.000	06/15/2028	862,124
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
5,000,000	5.000	04/15/2028	6,315,900

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(c)(d)
$2,290,000	1.800%	07/01/2024	$ 2,374,822
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
390,000	5.000	07/01/2025	425,888
575,000	5.000	07/01/2026	630,781
440,000	5.000	07/01/2027	486,398
530,000	5.000	07/01/2028	591,395
485,000	5.000	07/01/2029	544,980
875,000	5.000	07/01/2030	974,522
645,000	5.000	07/01/2031	712,506
575,000	5.000	07/01/2032	629,706
475,000	5.000	07/01/2033	515,209
450,000	5.000	07/01/2034	486,774
870,000	4.000	07/01/2039	880,631
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(g)
3,675,000	4.750	10/01/2048	3,400,588
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,866,885
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(g)
3,750,000	7.000	02/01/2045	3,576,900
State of Connecticut GO Bonds Series 2018 (A/A1)
1,770,000	5.000	06/15/2027	2,207,119
755,000	5.000	06/15/2029	952,999
State of Connecticut GO Bonds Series 2018 C (A/A1)
165,000	5.000	06/15/2032	204,641
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
1,500,000	5.000	04/15/2025	1,791,090
6,395,000	5.000	04/15/2026	7,800,237
1,350,000	5.000	04/15/2028	1,705,293
1,000,000	5.000	04/15/2035	1,243,320
1,000,000	5.000	04/15/2036	1,238,130
1,000,000	5.000	04/15/2039	1,226,990
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (A+/A1)
3,220,000	4.576	11/01/2022	3,450,455
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2013 A (A+/A1)
1,035,000	5.000	10/01/2029	1,167,480
State of Connecticut State Revolving Fund RB Series 2017 A (AAA/Aaa)
9,655,000	5.000	05/01/2036	11,940,242
State of Connecticut State Revolving Fund RB Series 2019 A (AAA/Aaa)
6,910,000	5.000	02/01/2032	9,095,080
4,000,000	5.000	02/01/2033	5,227,240
14,215,000	5.000	02/01/2036	18,318,444
8,640,000	5.000	02/01/2037	11,086,934
6,295,000	5.000	02/01/2039	8,020,208
University of Connecticut RB Refunding Series 2010 A (A+/A1)
2,775,000	5.000	02/15/2021	2,784,935
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	372,375
325,000	5.000	11/01/2026	378,580
325,000	5.000	11/01/2027	384,215
West Haven GO Bonds Series 2017 B (BBB/Baa3)
645,000	5.000	11/01/2024	725,180
240,000	5.000	11/01/2026	279,566

			132,971,259

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – 0.1%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
$700,000	5.000%	06/01/2025	$ 807,198
760,000	5.000	06/01/2026	893,114
725,000	5.000	06/01/2027	868,753
600,000	5.000	06/01/2029	725,934
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
460,000	4.000	08/01/2029	499,845
615,000	5.000	08/01/2039	679,618
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
530,000	4.000	09/01/2030	604,624
1,550,000	5.000	09/01/2040	1,818,537
University of Delaware RB Series 2015 (AA+/Aa1)(a)
1,805,000	5.000	05/01/2025	2,200,855

			9,098,478

District of Columbia – 1.1%
District of Columbia GO Refunding Bonds Series 2017 A (AA+/Aaa)
10,000,000	5.000	06/01/2035	12,433,300
1,300,000	4.000	06/01/2037	1,510,041
District of Columbia RB for International School Series 2019 (BBB/NR)
860,000	5.000	07/01/2039	960,371
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
1,275,000	4.000	07/01/2039	1,346,221
550,000	4.000	07/01/2044	573,909
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (NR/A2)(e)
1,000,000	2.246	04/01/2027	1,005,490
1,000,000	2.412	04/01/2028	1,005,770
1,250,000	2.532	04/01/2029	1,256,400
1,150,000	2.582	04/01/2030	1,156,934
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
485,000	6.500	05/15/2033	534,940
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (AA+/Aa2)
5,000,000	5.000	10/01/2030	5,475,750
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(c)(d)
6,390,000	1.750	10/01/2024	6,608,602
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A/A2)
1,060,000	5.000	10/01/2031	1,293,348
850,000	5.000	10/01/2033	1,023,901
850,000	5.000	10/01/2034	1,019,481
850,000	5.000	10/01/2035	1,013,991
1,375,000	5.000	10/01/2036	1,633,115
850,000	5.000	10/01/2037	1,006,621
850,000	5.000	10/01/2038	1,003,918
1,275,000	5.000	10/01/2039	1,502,180
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
695,000	4.000	10/01/2044	752,470
925,000	5.000	10/01/2047	1,084,451
1,390,000	4.000	10/01/2049	1,495,709
2,710,000	4.000	10/01/2053	2,903,657
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,130,000	3.000	10/01/2050	2,134,282
3,260,000	4.000	10/01/2053	3,506,521

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority RB Refunding Series 2010 B (AMT) (AA-/Aa3)
$3,000,000	5.000%	10/01/2022	$ 3,033,300
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
3,400,000	5.000	10/01/2029	3,675,842
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (AA-/Aa3)
3,620,000	5.000	10/01/2020	3,656,779
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (AA-/Aa3)
9,155,000	5.000	10/01/2024	10,681,688
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (AA-/Aa3)
6,375,000	5.000	10/01/2034	7,883,198

			84,172,180

Florida – 10.3%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
7,245,000	3.250	05/01/2036	7,410,766
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
1,165,000	4.000	05/01/2025	1,181,892
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
145,000	4.000	05/01/2024	146,972
220,000	4.500	05/01/2029	228,637
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
635,000	2.875	05/01/2025	634,276
3,400,000	3.250	05/01/2031	3,320,066
1,420,000	3.625	05/01/2040	1,358,670
1,725,000	4.000	05/01/2051	1,672,836
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
360,000	2.500	05/01/2024	372,215
370,000	3.000	05/01/2025	391,382
380,000	3.000	05/01/2026	402,359
395,000	3.125	05/01/2027	415,627
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
270,000	4.250	05/01/2027	269,511
365,000	4.750	05/01/2036	362,569
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
590,000	4.125	05/01/2023	594,755
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
490,000	3.600	05/01/2029	491,117
520,000	4.000	05/01/2036	521,513
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
290,000	3.125	11/01/2024	291,270
1,045,000	3.500	11/01/2030	1,041,468
1,805,000	4.000	11/01/2040	1,774,712
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(g)
410,000	4.200	05/01/2024	415,490
630,000	4.550	05/01/2029	655,023
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
170,000	3.350	11/01/2024	170,872
200,000	3.700	11/01/2029	203,568
695,000	4.125	11/01/2039	702,756

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
$175,000	5.000%	05/01/2028	$ 183,738
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
505,000	5.375	05/01/2028	536,997
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
170,000	2.250	05/01/2022	174,031
175,000	2.500	05/01/2023	182,422
180,000	2.500	05/01/2024	188,503
185,000	3.000	05/01/2025	198,893
190,000	3.000	05/01/2026	205,542
1,070,000	3.625	05/01/2031	1,173,715
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(g)
125,000	3.625	06/01/2024	126,790
450,000	4.000	06/01/2030	466,033
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
215,000	5.000	11/01/2031	224,378
100,000	5.250	11/01/2046	104,574
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(g)
305,000	4.000	11/01/2024	310,276
370,000	4.500	11/01/2029	392,080
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
85,000	4.500	11/01/2025	88,102
180,000	5.000	11/01/2036	194,224
315,000	5.000	11/01/2048	336,423
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
530,000	4.250	05/01/2029	592,349
465,000	4.500	05/01/2035	511,449
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
735,000	4.500	05/01/2025	762,636
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
135,000	2.500	05/01/2023	140,264
140,000	2.750	05/01/2024	147,757
90,000	3.000	05/01/2025	96,323
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
315,000	3.500	05/01/2023	336,039
325,000	3.500	05/01/2024	351,461
340,000	3.500	05/01/2025	372,450
350,000	3.500	05/01/2026	386,092
365,000	3.500	05/01/2027	404,548
Bellagio Community Development District Special Assessment Bonds Series 2016 (BBB/NR)
155,000	2.500	11/01/2022	156,060
160,000	2.750	11/01/2023	162,027
170,000	3.000	11/01/2025	172,470
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
125,000	3.000	06/15/2025	124,600
465,000	3.250	06/15/2030	452,868
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
315,000	3.500	06/15/2024	319,070
1,000,000	4.000	06/15/2032	1,026,130

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$400,000	2.875%	05/01/2025	$ 401,980
1,130,000	3.250	05/01/2031	1,111,287
500,000	3.625	05/01/2040	482,455
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
250,000	3.250	12/15/2024	250,900
1,280,000	3.500	12/15/2030	1,259,046
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (CC/NR)
20,590,000	5.875	07/01/2054	15,904,951
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(g)
24,360,000	5.250	12/01/2058	22,837,013
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(g)
425,000	3.000	12/15/2029	388,038
645,000	5.000	12/15/2039	652,314
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
558,000	4.250	05/01/2031	618,984
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
1,100,000	5.000	07/01/2024	1,263,251
1,250,000	5.000	07/01/2025	1,474,200
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
5,000,000	5.000	07/01/2024	5,742,050
1,850,000	5.000	07/01/2025	2,181,816
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
110,000	3.500	11/01/2025	118,909
115,000	3.500	11/01/2026	126,531
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/2023	242,898
245,000	2.500	05/01/2024	253,590
250,000	3.000	05/01/2025	265,042
255,000	3.000	05/01/2026	271,453
600,000	4.250	05/01/2037	648,672
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
127,000	3.875	11/01/2024	128,972
189,000	4.200	11/01/2029	196,439
750,000	5.000	11/01/2049	784,088
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
150,000	3.000	05/01/2025	150,339
655,000	3.375	05/01/2031	642,378
630,000	3.750	05/01/2040	603,628
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
300,000	3.250	05/01/2025	300,741
360,000	3.750	05/01/2030	362,693
975,000	4.250	05/01/2040	982,761
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(g)
1,350,000	5.500	10/01/2036	1,468,908
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(g)
1,000,000	5.000	10/01/2029	1,118,220
1,000,000	5.000	10/01/2034	1,117,050
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,000,000	4.000	10/01/2034	1,111,340

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
$900,000	4.000%	07/01/2038	$ 1,016,919
750,000	5.000	07/01/2040	916,320
1,420,000	4.000	07/01/2045	1,567,850
1,660,000	5.000	07/01/2050	2,010,028
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BBB-/NR)
415,000	5.000	01/01/2037	426,861
1,485,000	5.000	01/01/2047	1,496,242
1,395,000	5.000	01/01/2052	1,400,747
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	18,352,050
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(b)
5,000,000	0.000	05/01/2038	5,346,300
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(g)
200,000	3.625	06/15/2024	203,720
295,000	4.000	06/15/2029	307,673
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
720,000	5.375	05/01/2036	720,432
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
880,000	2.375	05/01/2023	906,277
900,000	2.500	05/01/2024	934,623
925,000	2.750	05/01/2025	976,143
915,000	3.000	05/01/2026	980,852
980,000	3.200	05/01/2027	1,054,108
1,015,000	3.250	05/01/2028	1,083,350
1,500,000	3.750	05/01/2046	1,563,795
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
215,000	3.200	12/15/2024	213,863
400,000	3.500	12/15/2029	396,496
325,000	4.000	12/15/2039	323,557
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(g)
330,000	3.750	11/01/2023	333,756
575,000	4.500	11/01/2028	601,053
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	135,490
133,000	3.250	05/01/2024	141,767
138,000	3.500	05/01/2025	148,758
143,000	3.625	05/01/2026	156,983
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
190,000	2.875	05/01/2021	193,718
195,000	3.000	05/01/2022	202,018
205,000	3.250	05/01/2023	217,562
210,000	3.375	05/01/2024	225,794
220,000	3.500	05/01/2025	241,213
215,000	4.125	05/01/2035	234,974
County of Broward RB for Airport System Series 2012 Q-1 (A+/A1)(a)
855,000	5.000	10/01/2022	944,929
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,810,000	5.000	09/01/2033	3,391,586
2,955,000	5.000	09/01/2034	3,555,663
3,005,000	5.000	09/01/2035	3,599,960
1,610,000	4.000	09/01/2036	1,752,115
3,520,000	4.000	09/01/2038	3,806,598
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A/A2)
7,500,000	2.600	06/01/2023	7,934,775

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(c)(d)
$400,000	2.000%	10/01/2024	$ 413,208
County of Miami-Dade Aviation RB Series 2019 A (AMT) (A/NR)
4,500,000	4.000	10/01/2044	4,913,955
12,720,000	5.000	10/01/2044	15,179,412
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
380,000	5.000	10/01/2026	455,358
475,000	5.000	10/01/2027	582,307
500,000	5.000	10/01/2028	624,980
450,000	5.000	10/01/2029	569,331
770,000	5.000	10/01/2030	964,156
365,000	5.000	10/01/2031	453,972
415,000	5.000	10/01/2032	512,965
350,000	5.000	10/01/2033	430,815
265,000	5.000	10/01/2034	324,895
435,000	5.000	10/01/2035	530,965
600,000	5.000	10/01/2036	729,510
525,000	5.000	10/01/2037	636,027
805,000	5.000	10/01/2038	971,893
1,000,000	5.000	10/01/2039	1,204,340
2,000,000	5.000	10/01/2044	2,381,340
1,160,000	5.000	10/01/2049	1,374,902
1,390,000	4.000	10/01/2054	1,507,733
County of Osceola Transportation RB Refunding Series 2019 A-2 (BBB+/NR)(f)
155,000	0.000	10/01/2025	138,475
275,000	0.000	10/01/2026	239,308
360,000	0.000	10/01/2027	304,744
500,000	0.000	10/01/2028	410,710
700,000	0.000	10/01/2029	555,296
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(g)
550,000	3.875	11/01/2024	553,129
740,000	4.250	11/01/2030	750,804
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
1,595,000	4.000	05/01/2024	1,629,787
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
750,000	2.625	06/15/2025	734,347
660,000	3.000	06/15/2031	626,637
475,000	4.000	06/15/2040	472,407
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
245,000	3.750	11/01/2023	247,215
730,000	4.500	11/01/2028	757,557
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,960,000	5.400	05/01/2039	3,084,142
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,670,000	5.300	05/01/2039	1,757,758
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
2,835,000	4.600	05/01/2028	2,945,622
745,000	4.250	12/15/2028	773,437
2,395,000	4.750	12/15/2038	2,578,289
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
690,000	3.750	05/01/2034	766,376
960,000	4.000	05/01/2037	1,058,448
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
200,000	3.750	11/01/2024	202,554

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
$280,000	4.125%	11/01/2029	$ 289,758
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB/Baa2)
1,000,000	6.000	08/15/2036	1,004,600
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
3,070,000	4.000	08/15/2045	3,411,415
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
2,640,000	5.000	08/15/2031	3,257,443
3,080,000	5.000	08/15/2032	3,771,614
2,595,000	5.000	08/15/2033	3,158,686
2,025,000	5.000	08/15/2034	2,457,176
2,760,000	5.000	08/15/2035	3,333,721
3,960,000	5.000	08/15/2036	4,762,613
5,280,000	5.000	08/15/2037	6,328,872
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
1,025,000	3.250	11/01/2025	1,025,308
375,000	3.625	11/01/2030	377,291
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
250,000	3.250	11/01/2025	251,870
250,000	3.625	11/01/2030	251,525
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(g)
335,000	4.125	11/01/2024	337,130
445,000	4.250	11/01/2029	454,354
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
900,000	3.250	05/01/2023	913,365
1,975,000	4.250	05/01/2029	2,140,663
3,210,000	5.000	05/01/2035	3,637,572
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
175,000	3.500	05/01/2030	173,924
165,000	4.000	05/01/2040	163,653
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)(e)
1,450,000	2.750	11/01/2035	1,435,123
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(g)
425,000	4.000	12/15/2029	466,034
425,000	5.000	12/15/2034	489,574
490,000	5.000	12/15/2039	554,043
Florida Development Finance Corp. RB Refunding for Nova Southeastern University Inc Series 2020 A (A-/Baa1)
250,000	5.000	04/01/2026	297,737
265,000	5.000	04/01/2027	321,085
280,000	5.000	04/01/2028	344,613
220,000	5.000	04/01/2029	274,175
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(c)(d)(g)
1,825,000	6.250	01/01/2024	1,624,542
9,090,000	6.375	01/01/2026	8,012,108
25,550,000	6.500	01/01/2029	22,521,303
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (BBB-/NR)
450,000	5.000	10/01/2020	452,516
250,000	5.000	10/01/2022	265,015
250,000	5.000	10/01/2023	270,080
350,000	5.000	10/01/2024	384,097

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(g)
$2,000,000	4.500%	06/01/2033	$ 1,911,120
250,000	4.750	06/01/2038	236,423
4,500,000	5.000	06/01/2048	4,254,165
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (BBB+/NR)
2,000,000	5.000	03/01/2044	2,135,700
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,700,000	5.000	03/01/2039	1,843,310
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB+/NR)
2,750,000	5.000	03/01/2047	2,891,680
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000	4.875	11/01/2037	1,596,302
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	203,968
1,065,000	5.000	11/01/2038	1,135,098
840,000	5.000	11/01/2047	894,071
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
505,000	3.350	11/01/2024	507,575
500,000	3.700	11/01/2029	511,220
2,025,000	4.125	11/01/2039	2,052,682
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	450,655
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	862,235
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
355,000	3.750	11/01/2024	358,085
600,000	4.125	11/01/2029	613,062
1,305,000	4.750	11/01/2039	1,356,574
2,100,000	5.000	11/01/2050	2,198,511
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
920,000	5.000	11/15/2036	926,072
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (AA-/Aa3)
4,605,000	5.000	10/01/2022	5,028,015
14,000,000	5.000	10/01/2023	15,816,080
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
1,290,000	5.000	10/01/2047	1,498,400
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AA-/Aa3)
2,375,000	5.000	10/01/2021	2,492,111
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
290,000	3.000	11/01/2024	290,194
695,000	3.500	11/01/2030	695,466
2,400,000	4.375	11/01/2049	2,449,680
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
100,000	3.375	05/01/2021	100,115
550,000	3.875	05/01/2026	554,735
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,235,000	3.100	05/01/2024	1,245,364
1,965,000	3.300	05/01/2029	1,993,685
370,000	3.700	05/01/2033	376,105

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
$400,000	3.100%	05/01/2024	$ 403,332
1,200,000	3.300	05/01/2029	1,217,532
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(g)
265,000	4.000	05/01/2024	293,395
265,000	4.000	05/01/2025	297,900
140,000	4.000	05/01/2026	158,732
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	99,677
400,000	3.500	11/01/2030	396,220
1,000,000	3.875	11/01/2039	977,970
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	123,826
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,050,000	5.000	05/01/2034	1,156,396
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
215,000	4.000	05/01/2024	235,661
225,000	4.000	05/01/2025	251,035
235,000	4.000	05/01/2026	265,881
240,000	4.000	05/01/2027	275,177
250,000	4.000	05/01/2028	285,720
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/2023	620,182
605,000	3.500	05/01/2024	651,906
630,000	3.625	05/01/2025	686,095
650,000	3.750	05/01/2026	701,246
1,015,000	4.200	05/01/2031	1,116,195
1,000,000	4.350	05/01/2036	1,079,900
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
290,000	2.875	05/01/2025	289,281
200,000	3.250	05/01/2031	198,010
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250	05/01/2031	139,237
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(g)
280,000	4.000	12/15/2024	283,416
550,000	4.250	12/15/2029	567,165
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,225,000	4.250	05/01/2031	1,380,795
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
100,000	3.375	11/01/2025	99,154
375,000	3.875	11/01/2031	376,485
500,000	4.200	11/01/2039	503,165
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
150,000	4.250	11/01/2022	151,782
370,000	4.875	11/01/2027	388,981
865,000	5.375	11/01/2037	922,280
790,000	5.500	11/01/2047	836,397
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	78,847
335,000	5.500	11/01/2047	354,675

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
$790,000	4.000%	11/01/2028	$ 836,160
700,000	4.500	11/01/2038	749,560
2,300,000	5.000	11/01/2048	2,521,237
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
110,000	4.000	11/01/2025	110,993
165,000	4.500	11/01/2031	168,788
170,000	5.000	11/01/2041	175,454
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(g)
210,000	4.000	11/01/2024	212,636
245,000	5.000	11/01/2039	256,517
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(g)
1,175,000	4.500	05/01/2038	1,214,750
1,855,000	4.625	05/01/2048	1,916,716
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	1,042,130
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)(e)
740,000	2.750	06/15/2025	740,200
485,000	3.125	06/15/2030	482,332
375,000	4.000	06/15/2040	382,995
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
515,000	3.500	05/01/2030	506,914
475,000	4.000	05/01/2035	477,261
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
430,000	3.125	05/01/2025	428,366
370,000	3.400	05/01/2030	366,252
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
155,000	3.000	05/01/2024	155,070
225,000	3.250	05/01/2029	221,276
200,000	3.850	05/01/2039	195,014
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
190,000	3.600	05/01/2024	191,805
285,000	3.800	05/01/2029	291,840
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(g)
215,000	3.650	05/01/2022	216,808
520,000	4.300	05/01/2027	537,925
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(g)
300,000	2.900	05/01/2024	298,002
570,000	3.200	05/01/2029	559,386
455,000	4.000	05/01/2049	440,140
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
340,000	3.600	05/01/2024	343,237
505,000	3.800	05/01/2029	517,155
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,225,000	4.250	05/01/2025	1,258,455
1,610,000	4.875	05/01/2035	1,676,927
915,000	4.875	05/01/2045	942,505
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
195,000	4.000	05/01/2022	197,668
940,000	4.625	05/01/2027	990,478
1,000,000	5.250	05/01/2037	1,074,630

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
$265,000	3.900%	05/01/2023	$ 268,397
535,000	4.250	05/01/2028	550,788
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,285,000	4.350	05/01/2024	1,310,906
1,970,000	4.750	05/01/2029	2,089,165
2,250,000	5.300	05/01/2039	2,403,495
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
190,000	4.000	05/01/2021	191,744
225,000	4.250	05/01/2026	232,819
6,865,000	5.000	05/01/2036	7,278,067
4,830,000	5.125	05/01/2046	5,114,390
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)(e)
500,000	2.000	05/01/2028	502,530
500,000	2.000	05/01/2029	498,295
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
215,000	3.500	05/01/2024	216,765
275,000	3.875	05/01/2029	282,147
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
205,000	3.625	11/01/2023	206,490
560,000	4.125	11/01/2028	576,369
250,000	4.750	11/01/2048	257,970
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
200,000	3.000	05/01/2021	203,282
445,000	3.000	05/01/2022	452,067
460,000	3.000	05/01/2023	469,655
375,000	3.000	05/01/2024	383,873
490,000	3.000	05/01/2025	502,196
500,000	3.000	05/01/2026	512,930
520,000	3.000	05/01/2027	531,944
535,000	3.000	05/01/2028	544,352
550,000	3.000	05/01/2029	558,107
1,605,000	3.000	05/01/2035	1,548,841
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
545,000	3.125	05/01/2024	545,360
535,000	3.375	05/01/2030	534,540
925,000	4.000	05/01/2038	936,229
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
330,000	3.500	05/01/2025	364,746
340,000	3.500	05/01/2026	378,467
500,000	4.000	05/01/2036	557,135
Lee Memorial Health System Hospital RB Refunding Series 2019 A-2 (A+/A2)(c)(d)
11,700,000	5.000	04/01/2026	13,461,084
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,430,000	5.000	05/01/2038	1,512,440
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
770,000	5.375	05/01/2030	728,566
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
840,000	3.000	05/01/2025	832,515
980,000	3.400	05/01/2030	965,761
1,420,000	4.000	05/01/2040	1,412,233

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$245,000	3.800%	05/01/2024	$ 246,046
300,000	4.000	05/01/2029	301,977
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
490,000	3.250	06/15/2024	491,053
885,000	3.625	06/15/2030	891,983
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
1,000,000	4.750	11/01/2029	1,040,890
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A/NR)
750,000	4.450	05/01/2030	826,425
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
155,000	3.500	05/01/2023	158,700
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
1,000,000	4.000	10/01/2037	1,165,130
900,000	4.000	10/01/2038	1,045,413
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/Aa3)(a)
2,700,000	6.000	02/01/2021	2,788,722
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(g)
9,500,000	5.000	03/01/2030	10,594,875
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
250,000	4.000	11/01/2023	252,835
1,000,000	4.750	11/01/2027	1,053,230
850,000	5.125	11/01/2039	903,524
2,350,000	5.250	11/01/2049	2,493,515
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(c)
	(SIFMA Municipal Swap Index Yield + 0.80%),
7,935,000	0.930	11/01/2021	7,941,586
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
300,000	3.125	12/15/2024	299,739
675,000	3.375	12/15/2030	660,022
1,500,000	4.000	12/15/2039	1,496,190
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,555,000	5.250	11/01/2035	1,656,308
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(g)
125,000	3.500	05/01/2026	134,497
130,000	3.500	05/01/2027	140,777
135,000	3.500	05/01/2028	146,347
140,000	3.500	05/01/2029	153,443
700,000	3.500	05/01/2038	732,767
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(g)
75,000	3.125	05/01/2025	74,632
45,000	3.500	05/01/2031	44,350

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (AA/NR)
$655,000	5.000%	10/01/2030	$ 872,565
575,000	5.000	10/01/2031	760,915
1,025,000	5.000	10/01/2033	1,339,244
1,205,000	5.000	10/01/2034	1,569,284
1,000,000	5.000	10/01/2036	1,291,190
1,975,000	5.000	10/01/2037	2,535,939
2,075,000	5.000	10/01/2038	2,636,059
2,180,000	5.000	10/01/2039	2,740,783
2,630,000	5.000	10/01/2044	3,240,476
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/2040	1,265,275
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
1,150,000	4.450	05/01/2031	1,275,028
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
295,000	3.250	05/01/2025	297,496
350,000	3.500	05/01/2030	348,943
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,681,565
3,500,000	6.000	11/01/2047	3,938,375
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
370,000	4.375	11/01/2023	377,193
640,000	4.875	11/01/2028	679,833
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (A-/NR)(e)
250,000	4.000	11/15/2041	265,430
1,000,000	5.000	11/15/2042	1,153,370
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,300,000	4.000	05/15/2053	1,892,256
1,825,000	5.000	05/15/2053	1,819,051
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
205,000	3.400	05/01/2025	203,549
245,000	3.750	05/01/2030	242,209
965,000	4.150	05/01/2040	951,683
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
215,000	3.500	11/01/2025	238,519
225,000	3.500	11/01/2026	251,415
230,000	3.500	11/01/2027	257,476
240,000	3.500	11/01/2028	273,029
585,000	4.000	11/01/2033	669,099
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(g)
785,000	4.000	05/01/2050	811,431
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
520,000	2.500	05/01/2022	532,199
530,000	2.750	05/01/2023	555,716
350,000	3.750	05/01/2031	383,894
1,045,000	4.000	05/01/2036	1,142,018
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
145,000	3.500	05/01/2021	146,038
300,000	4.000	05/01/2027	311,772
3,500,000	5.000	05/01/2039	3,787,560
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
250,000	4.500	05/01/2024	250,698
500,000	4.750	05/01/2030	503,655

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
$350,000	4.250%	05/01/2031	$ 405,993
1,030,000	4.500	05/01/2038	1,181,297
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
265,000	4.000	05/01/2026	289,171
275,000	4.000	05/01/2027	304,268
285,000	4.125	05/01/2028	320,340
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
445,000	4.000	05/01/2024	482,736
480,000	4.000	05/01/2026	533,189
520,000	4.000	05/01/2028	588,994
1,335,000	4.500	05/01/2031	1,575,166
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,375,353
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,700,000	5.000	07/01/2029	2,972,079
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
100,000	2.875	05/01/2025	99,742
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
2,055,000	2.800	05/01/2025	2,025,593
3,265,000	3.200	05/01/2031	3,152,880
1,875,000	3.500	05/01/2037	1,774,125
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	286,932
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	100,207
555,000	3.500	11/01/2030	545,521
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(g)
120,000	4.100	05/01/2024	121,569
185,000	4.500	05/01/2029	192,346
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
535,000	4.250	11/01/2025	547,043
Reedy Creek Improvement District Refundig GO Bonds Series 2020 A (AA-/Aa3)
3,020,000	1.769	06/01/2025	3,099,909
3,230,000	1.869	06/01/2026	3,334,167
3,070,000	1.969	06/01/2027	3,165,508
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
750,000	5.000	05/01/2025	783,128
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
250,000	3.750	05/01/2024	251,408
425,000	4.000	05/01/2030	429,084
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
200,000	3.500	05/01/2024	201,542
500,000	4.000	05/01/2030	511,975
750,000	4.500	05/01/2040	772,372
750,000	4.750	05/01/2050	774,068
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
2,390,000	4.000	05/01/2031	2,655,601
890,000	4.000	05/01/2035	964,884

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
$705,000	2.375%	05/01/2035	$ 706,375
1,425,000	2.625	05/01/2040	1,445,890
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
560,000	3.375	06/15/2024	566,317
1,000,000	3.750	06/15/2031	1,031,050
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
305,000	4.000	11/01/2024	308,014
740,000	4.500	11/01/2029	763,058
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
250,000	4.000	11/01/2023	252,210
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,210,000	3.625	05/01/2024	1,222,511
1,895,000	4.000	05/01/2029	1,952,703
5,000,000	4.750	05/01/2039	5,208,550
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
350,000	3.125	11/01/2025	350,893
505,000	3.625	11/01/2031	505,949
300,000	4.125	11/01/2040	301,995
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
420,000	3.000	05/01/2023	438,262
435,000	3.250	05/01/2024	463,340
445,000	3.450	05/01/2025	480,382
465,000	3.625	05/01/2026	506,436
990,000	4.125	05/01/2036	1,076,823
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(g)
585,000	4.250	11/01/2024	592,149
730,000	4.500	11/01/2029	753,666
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
390,000	4.000	05/01/2024	396,810
590,000	4.625	05/01/2029	621,960
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
350,000	2.500	11/01/2023	362,814
355,000	2.750	11/01/2024	372,633
370,000	3.000	11/01/2025	391,401
585,000	4.250	11/01/2037	640,440
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
1,000,000	5.125	05/01/2033	1,058,780
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
165,000	2.875	05/01/2024	164,432
300,000	3.250	05/01/2029	298,851
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
410,000	3.375	05/01/2025	410,943
250,000	4.000	05/01/2030	253,555
445,000	4.300	05/01/2040	449,962
320,000	4.500	05/01/2046	322,896
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/2023	276,316
270,000	2.500	05/01/2024	284,936
280,000	3.000	05/01/2025	303,075
290,000	3.000	05/01/2026	316,094

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$325,000	3.500%	06/15/2024	$ 329,482
500,000	4.000	06/15/2030	522,895
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
300,000	3.125	12/15/2025	301,902
500,000	3.625	12/15/2030	505,115
870,000	4.000	12/15/2039	870,661
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
375,000	3.000	05/01/2025	371,160
500,000	3.300	05/01/2031	486,190
425,000	3.750	05/01/2040	405,093
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
400,000	2.500	05/01/2029	413,732
725,000	2.875	05/01/2033	753,239
1,455,000	3.000	05/01/2038	1,500,032
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,190,000	3.500	05/01/2029	1,224,248
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
190,000	2.500	05/01/2023	197,788
190,000	2.500	05/01/2024	198,757
200,000	3.000	05/01/2025	212,992
205,000	3.000	05/01/2026	220,109
1,135,000	3.500	05/01/2031	1,231,328
1,370,000	4.000	05/01/2036	1,492,505
Tampa Bay Water Utility System RB Refunding Series 2015 A (AA+/Aa1)
10,160,000	4.000	10/01/2028	11,768,328
4,225,000	4.000	10/01/2029	4,877,467
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
1,950,000	5.000	07/01/2048	2,329,841
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,156,043
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
800,000	5.000	08/01/2026	995,496
825,000	5.000	08/01/2027	1,049,128
690,000	5.000	08/01/2028	895,461
The Miami-Dade County School Board COPS Series 2010 A (A+/Aa3)
10,000,000	6.235	06/15/2027	12,379,100
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
205,000	3.000	05/01/2027	219,537
210,000	3.125	05/01/2028	226,909
230,000	3.375	05/01/2032	246,031
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
345,000	3.500	05/01/2032	389,581
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(g)
550,000	5.200	05/01/2028	584,188
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	311,349
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
4,705,000	3.000	05/01/2033	5,158,750
5,295,000	3.000	05/01/2037	5,777,692
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
565,000	3.500	05/01/2024	572,582
765,000	3.850	05/01/2029	783,758

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (AA/NR)
$2,025,000	3.000%	05/01/2033	$ 2,220,291
4,925,000	3.000	05/01/2040	5,327,570
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(g)
2,180,000	3.450	05/01/2024	2,206,770
3,210,000	3.750	05/01/2029	3,266,657
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
1,065,000	4.375	11/01/2023	1,082,030
2,005,000	5.000	11/01/2029	2,122,172
100,000	5.375	11/01/2039	108,628
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
505,000	4.250	06/15/2028	532,139
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
375,000	3.125	12/15/2025	379,924
735,000	3.625	12/15/2031	759,122
450,000	4.000	12/15/2040	462,429
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
750,000	5.000	04/01/2030	909,262
650,000	5.000	04/01/2031	783,809
550,000	5.000	04/01/2033	655,402
5,000,000	5.000	04/01/2048	5,722,500
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (AAA/Aaa)
2,000,000	4.000	07/01/2043	2,305,660
7,000,000	4.000	07/01/2047	8,024,380
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
135,000	3.500	05/01/2024	135,057
360,000	4.000	05/01/2030	361,141
595,000	4.375	05/01/2039	602,979
Trevesta Community Development District Special Assessment Area 1 Pase 2 Project Series 2018 (NR/NR)(g)
335,000	4.375	11/01/2024	339,590
500,000	5.250	11/01/2039	526,260
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
310,000	3.875	05/01/2024	311,252
495,000	4.125	05/01/2029	498,391
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
2,200,000	4.875	05/01/2032	2,232,538
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(g)
3,955,000	4.625	11/01/2038	4,078,040
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
250,000	4.000	11/01/2024	253,733
495,000	4.500	11/01/2029	517,859
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	2,077,500
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
405,000	3.000	11/01/2024	406,486
400,000	3.375	11/01/2030	399,512
100,000	4.000	11/01/2050	97,674
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
90,000	3.625	11/01/2020	90,164
530,000	4.375	11/01/2025	544,946

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (A/NR)
$1,000,000	4.250%	05/01/2031	$ 1,099,570
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
350,000	2.125	05/01/2022	356,419
360,000	2.250	05/01/2023	371,844
365,000	2.500	05/01/2024	382,381
375,000	2.625	05/01/2025	398,243
390,000	3.000	05/01/2026	424,406
400,000	3.125	05/01/2027	436,000
415,000	3.250	05/01/2028	450,806
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
230,000	4.200	05/01/2026	234,400
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
500,000	3.000	12/15/2024	502,990
1,000,000	3.375	12/15/2030	1,003,510
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(g)
1,370,000	5.000	12/15/2032	1,567,212
2,000,000	5.000	12/15/2037	2,261,800
4,470,000	5.000	12/15/2047	4,976,987
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
300,000	2.500	05/01/2027	322,914
310,000	2.500	05/01/2028	335,693
315,000	2.625	05/01/2029	345,779
1,060,000	3.000	05/01/2034	1,170,940
2,130,000	3.125	05/01/2038	2,338,420
1,725,000	3.250	05/01/2040	1,900,777
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(g)
410,000	4.000	05/01/2024	415,109
1,000,000	4.625	05/01/2029	1,027,070
1,000,000	5.000	05/01/2038	1,038,950
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
325,000	4.000	11/01/2024	329,992
395,000	4.500	11/01/2029	416,362
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
300,000	4.000	11/01/2024	304,587
375,000	4.500	11/01/2029	395,310
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,560,000	3.750	05/01/2026	1,577,488
1,000,000	4.250	05/01/2037	1,011,800
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(g)
345,000	3.250	05/01/2024	367,742
360,000	3.500	05/01/2025	389,974
370,000	3.625	05/01/2026	406,393
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
525,000	4.750	11/01/2025	538,892
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	241,363
235,000	4.000	05/01/2040	233,397
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
250,000	2.875	05/01/2025	247,367
250,000	3.250	05/01/2031	241,363
330,000	4.000	05/01/2040	327,749

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
$190,000	2.875%	05/01/2025	$ 187,999
250,000	3.250	05/01/2031	241,363
235,000	4.000	05/01/2040	233,397
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/2030	537,800
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
415,000	3.125	05/01/2025	419,411
500,000	3.500	05/01/2030	504,680
930,000	3.750	05/01/2037	922,923
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(g)
995,000	3.250	05/01/2023	1,007,686
995,000	3.800	05/01/2028	1,036,691
1,985,000	4.000	05/01/2033	2,073,154
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
1,445,000	2.625	05/01/2024	1,438,440
1,250,000	3.000	05/01/2029	1,249,362
1,500,000	3.375	05/01/2034	1,499,130
3,965,000	3.550	05/01/2039	3,976,816
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
340,000	4.000	05/01/2026	386,913
340,000	4.000	05/01/2027	390,779
345,000	4.000	05/01/2028	395,011
360,000	4.000	05/01/2029	410,127
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
1,920,000	3.500	05/01/2032	2,123,885
2,245,000	4.000	05/01/2037	2,473,743
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
170,000	3.750	05/01/2024	170,340
250,000	4.000	05/01/2029	250,983
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
220,000	2.750	11/01/2024	230,078
225,000	3.000	11/01/2025	237,429
230,000	3.200	11/01/2026	243,715
1,400,000	4.125	11/01/2046	1,479,814
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
725,000	5.500	05/01/2034	765,332
925,000	5.750	05/01/2044	982,239
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/2031	2,330,213
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(g)
500,000	5.125	11/01/2038	517,825
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,365,000	5.500	11/01/2045	2,478,733
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
300,000	3.250	11/01/2024	301,992
375,000	3.625	11/01/2029	379,774
1,000,000	4.000	11/01/2039	997,780

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(g)
$365,000	2.650%	05/01/2025	$ 364,007
630,000	3.000	05/01/2031	617,356
925,000	4.000	05/01/2040	932,178
1,595,000	4.000	05/01/2051	1,581,825
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,585,000	5.000	05/01/2032	2,777,996
1,960,000	4.500	05/01/2034	2,021,426
3,395,000	5.000	05/01/2037	3,572,559
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
500,000	4.000	05/01/2024	508,935
750,000	4.250	05/01/2029	784,283
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
240,000	3.625	05/01/2024	242,714
355,000	3.900	05/01/2029	365,831
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(g)
475,000	3.500	05/01/2024	476,492
810,000	3.750	05/01/2029	820,376
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(g)
490,000	3.500	06/15/2024	497,051
1,285,000	3.750	06/15/2030	1,329,847
3,350,000	4.250	06/15/2039	3,490,499
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
250,000	3.875	05/01/2024	253,975
500,000	4.370	05/01/2029	522,440
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	206,276
680,000	4.875	11/01/2039	705,772
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	139,031
250,000	5.000	05/01/2047	257,033
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,450,000	4.500	05/01/2036	1,547,092

			800,112,296

Georgia – 2.0%
Atlanta Airport RB Refunding Series 2012 C (AA-/Aa3)
1,250,000	5.000	01/01/2027	1,320,537
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(c)(d)
5,250,000	1.550	08/19/2022	5,256,720
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(c)(d)
3,000,000	2.150	06/13/2024	3,064,800
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/Baa1)(c)(d)
3,500,000	1.650	06/18/2021	3,515,330
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(c)(d)
1,600,000	2.250	05/25/2023	1,633,456
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(c)(d)
2,500,000	2.925	03/12/2024	2,619,975
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(c)(d)
9,475,000	3.000	02/01/2023	9,829,270

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(c)(d)
$5,100,000	1.550%	08/19/2022	$ 5,106,528
City of Atlanta RB for Water & Wastewater Series 2018 B (AA-/Aa2)
4,750,000	3.500	11/01/2043	5,132,232
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (AA/Aa2)
7,585,000	4.000	01/01/2035	8,066,723
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(c)(d)
1,050,000	5.000	07/01/2024	1,203,143
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
625,000	5.000	03/01/2027	630,788
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (BBB+/Baa1)
775,000	4.000	08/01/2035	870,147
500,000	4.000	08/01/2036	558,780
750,000	4.000	08/01/2037	835,155
745,000	4.000	08/01/2038	819,954
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(c)(d)
14,250,000	4.000	09/01/2023	15,510,840
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
2,500,000	5.000	05/15/2025	2,883,825
3,000,000	5.000	05/15/2026	3,525,090
3,000,000	5.000	05/15/2027	3,574,920
2,455,000	5.000	05/15/2028	2,970,550
2,800,000	5.000	05/15/2029	3,434,844
4,875,000	5.000	05/15/2049	6,711,754
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(c)(d)
14,050,000	4.000	12/02/2024	15,855,285
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(h)
	(3 Mo. LIBOR + 0.65%),
5,200,000	1.610	10/01/2033	4,958,928
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa3)
2,210,000	5.000	01/01/2023	2,410,093
4,155,000	5.000	01/01/2024	4,669,015
4,360,000	5.000	01/01/2025	5,030,481
4,575,000	5.000	01/01/2026	5,399,415
4,805,000	5.000	01/01/2027	5,786,469
5,040,000	5.000	01/01/2028	6,192,648
5,295,000	5.000	01/01/2029	6,556,004
1,080,000	5.000	01/01/2034	1,301,962
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
830,000	5.000	01/01/2024	934,190
900,000	5.000	01/01/2025	1,040,526
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(g)
1,275,000	4.000	01/01/2038	1,298,129
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
1,925,000	1.900	08/01/2024	1,978,496
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(c)(d)
400,000	2.000	10/01/2024	413,208

			152,900,210

Guam – 0.5%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
3,000,000	5.000	11/15/2022	3,157,380

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
$2,980,000	5.000%	01/01/2029	$ 3,068,357
Guam Government GO Bonds Series 2019 (AMT) (BB-/Ba1)
2,695,000	5.000	11/15/2031	2,806,061
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
2,755,000	5.000	12/01/2025	3,044,991
2,255,000	5.000	12/01/2026	2,525,713
2,000,000	5.000	12/01/2027	2,239,220
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000	5.000	10/01/2024	1,618,635
2,790,000	5.000	10/01/2030	2,984,742
Guam Power Authority RB Series 2014 A (AGM) (AA/A2)
325,000	5.000	10/01/2039	352,933
250,000	5.000	10/01/2044	269,785
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
1,450,000	5.500	07/01/2043	1,579,746
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000	5.000	01/01/2046	1,153,971
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
3,975,000	5.000	01/01/2050	4,743,010
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
350,000	5.000	07/01/2025	406,147
525,000	5.000	07/01/2026	620,466
350,000	5.000	07/01/2027	420,777
370,000	5.000	07/01/2028	443,008
725,000	5.000	07/01/2029	864,099
700,000	5.000	07/01/2030	830,235
700,000	5.000	07/01/2031	826,154
700,000	5.000	07/01/2032	821,282
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
400,000	5.000	07/01/2029	468,492
600,000	5.000	07/01/2031	696,030
250,000	5.000	07/01/2033	286,147
225,000	5.000	07/01/2034	256,723
425,000	5.000	07/01/2036	481,525

			36,965,629

Hawaii – 0.3%
City & County Honolulu RB for Wastewater System Series 2018 A (AA/Aa2)
3,000,000	4.000	07/01/2042	3,435,720
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
500,000	5.000	07/01/2021	523,590
430,000	5.000	07/01/2022	470,214
200,000	5.000	07/01/2023	227,422
City & County Honolulu RB for Wastewater System Series 2019 A (AA/WR)
260,000	5.000	07/01/2020	260,000
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/Aa2)
680,000	5.000	07/01/2021	712,083
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/WR)
250,000	4.000	07/01/2020	250,000
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa2)
5,025,000	4.000	03/01/2037	5,415,191

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
$9,055,000	3.200%	07/01/2039	$ 9,335,433
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	31,935
75,000	5.000	05/15/2029	85,226
35,000	5.000	05/15/2030	39,484
150,000	5.000	05/15/2031	167,872
180,000	5.000	05/15/2032	199,415
60,000	3.000	05/15/2033	54,976
100,000	3.000	05/15/2034	90,627
150,000	3.000	05/15/2035	134,400
670,000	3.250	05/15/2039	595,657
575,000	5.000	05/15/2044	612,686

			22,641,931

Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BBB-/Baa3)
2,000,000	2.750	10/01/2024	2,020,800

Illinois – 12.9%
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (AA/NR)
7,200,000	5.000	01/01/2035	8,929,152
Carol Stream Park District GO Refunding Bonds Series 2016 (BAM) (AA/A2)
3,510,000	5.000	01/01/2037	4,175,110
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)
300,000	5.000	01/01/2029	385,458
175,000	5.000	01/01/2030	223,062
665,000	5.000	01/01/2031	840,474
1,865,000	5.000	01/01/2032	2,332,910
765,000	5.000	01/01/2033	943,474
1,115,000	5.000	01/01/2034	1,363,745
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(f)
350,000	0.000	01/01/2026	329,948
165,000	0.000	01/01/2027	152,567
240,000	0.000	01/01/2028	217,882
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B1)
555,000	5.382	12/01/2023	566,067
2,250,000	5.482	12/01/2024	2,300,850
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
3,550,000	6.000	04/01/2046	3,997,265
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
760,000	5.000	04/01/2034	815,108
575,000	5.000	04/01/2035	614,824
525,000	5.000	04/01/2036	560,495
490,000	5.000	04/01/2037	521,747
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(f)
2,225,000	0.000	12/01/2026	1,832,065
1,020,000	0.000	12/01/2027	808,452
3,055,000	0.000	12/01/2029	2,233,021
2,660,000	0.000	12/01/2030	1,857,425
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(f)
965,000	0.000	12/01/2027	764,859
990,000	0.000	12/01/2028	754,479
460,000	0.000	12/01/2030	321,209

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(f)
$670,000	0.000%	01/01/2031	$ 405,337
Chicago Illinois Board of Education GO Bonds Series 2015 C (BB-/NR)
2,500,000	6.000	12/01/2035	2,684,450
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(f)
4,545,000	0.000	12/01/2031	3,025,516
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)
4,725,000	5.500	12/01/2026	5,231,425
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (BB-/Baa2)(f)
3,430,000	0.000	12/01/2023	3,135,329
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
2,500,000	5.500	12/01/2026	2,810,500
6,330,000	5.500	12/01/2027	7,194,551
3,000,000	5.500	12/01/2028	3,444,510
2,000,000	5.500	12/01/2029	2,313,660
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
1,000,000	5.250	12/01/2039	1,036,890
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (BB-/B1)
5,135,000	5.000	12/01/2042	5,205,812
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B1)
2,300,000	6.038	12/01/2029	2,356,718
2,500,000	6.138	12/01/2039	2,544,625
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
5,160,000	7.000	12/01/2044	5,926,931
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
7,125,000	6.500	12/01/2046	8,142,949
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,825,000	5.000	12/01/2025	2,071,904
2,190,000	5.000	12/01/2026	2,521,982
2,375,000	5.000	12/01/2027	2,757,090
7,445,000	5.000	12/01/2028	8,753,459
700,000	5.000	12/01/2030	814,226
1,800,000	5.000	12/01/2031	2,080,782
1,000,000	5.000	12/01/2032	1,148,620
2,000,000	5.000	12/01/2033	2,287,120
600,000	5.000	12/01/2034	683,934
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
5,000,000	5.000	12/01/2027	5,804,400
5,230,000	5.000	12/01/2028	6,149,173
5,500,000	5.000	12/01/2029	6,434,010
4,690,000	5.000	12/01/2030	5,455,314
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)
2,500,000	4.000	12/01/2027	2,560,850
4,000,000	5.000	12/01/2028	4,391,720
5,000,000	5.000	12/01/2029	5,520,800
5,000,000	5.000	12/01/2030	5,511,850
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)(f)
2,000,000	0.000	12/01/2025	1,604,160
2,000,000	0.000	12/01/2026	1,525,940
300,000	0.000	12/01/2027	217,425

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (BB-/NR)
$125,000	5.000%	12/01/2021	$ 127,986
750,000	5.000	12/01/2022	779,662
1,200,000	5.000	12/01/2023	1,263,840
1,250,000	5.000	12/01/2024	1,330,213
1,200,000	5.000	12/01/2025	1,286,280
1,000,000	5.000	12/01/2026	1,082,170
1,000,000	5.000	12/01/2027	1,091,560
1,000,000	5.000	12/01/2028	1,097,930
1,000,000	5.000	12/01/2029	1,104,160
1,000,000	5.000	12/01/2030	1,102,370
1,000,000	5.000	12/01/2031	1,096,620
1,000,000	5.000	12/01/2032	1,089,060
1,000,000	5.000	12/01/2033	1,083,910
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR) (NATL-RE) (AA/A2)(f)
1,465,000	0.000	01/01/2030	1,129,852
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL-RE) (BBB+/Baa2)(f)
1,050,000	0.000	01/01/2028	776,601
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(f)
750,000	0.000	01/01/2032	427,207
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
330,000	5.500	01/01/2037	351,935
3,020,000	5.500	01/01/2040	3,206,002
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,588,230
630,000	5.000	01/01/2034	660,429
11,590,000	5.000	01/01/2036	12,149,797
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
650,000	5.000	01/01/2040	652,528
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
2,905,000	5.000	01/01/2034	2,947,907
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
1,130,000	7.517	01/01/2040	1,288,934
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,401,708
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
13,893,000	7.375	01/01/2033	15,181,854
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,760,000	5.000	01/01/2028	4,116,110
4,890,000	5.000	01/01/2029	5,394,892
2,720,000	5.000	01/01/2031	2,992,462
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
3,000,000	5.500	01/01/2049	3,283,020
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
2,385,000	5.432	01/01/2042	2,225,324
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,575,000	5.000	01/01/2024	2,716,264
4,435,000	5.000	01/01/2025	4,728,597
5,600,000	5.000	01/01/2038	5,913,656
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A/A3)
2,500,000	5.500	01/01/2029	2,724,025
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
7,030,000	5.000	01/01/2039	8,505,597
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
2,595,000	5.000	01/01/2023	2,837,996
4,760,000	5.000	01/01/2024	5,369,708
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
9,105,000	5.000	01/01/2037	10,423,131

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
$8,020,000	5.250%	01/01/2035	$ 9,555,990
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (BBB-/NR)(a)
1,105,000	5.000	01/01/2025	1,325,315
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
475,000	5.250	01/01/2042	568,718
1,330,000	4.000	01/01/2052	1,443,369
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,560,000	5.000	11/01/2028	1,836,978
1,780,000	5.000	11/01/2029	2,082,102
1,000,000	5.000	11/01/2030	1,161,270
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,645,000	5.000	11/01/2026	1,950,361
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
15,475,000	5.000	11/01/2042	16,158,686
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
2,745,000	5.000	01/01/2025	2,926,801
3,330,000	5.000	01/01/2027	3,618,045
10,115,000	5.000	01/01/2028	11,072,992
8,480,000	5.000	01/01/2029	9,355,560
9,315,000	5.000	01/01/2030	10,356,138
430,000	5.000	01/01/2031	477,330
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
265,000	5.432	01/01/2042	317,563
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
5,650,000	6.314	01/01/2044	7,428,337
City of Peoria GO Refunding Bonds Series 2019 (AGM) (AA/A2)
880,000	5.000	01/01/2029	1,131,293
1,470,000	5.000	01/01/2031	1,868,899
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
155,000	4.000	01/01/2025	177,938
195,000	4.000	01/01/2026	228,082
115,000	4.000	01/01/2027	136,974
200,000	4.000	01/01/2028	243,012
200,000	4.000	01/01/2029	241,780
145,000	4.000	01/01/2030	174,096
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (AA/NR)
10,350,000	5.500	12/01/2036	13,321,071
Cook County Illinois GO Refunding Bonds Series 2010 A (A+/A2)
4,000,000	5.250	11/15/2033	4,031,080
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	932,786
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
1,500,000	4.000	11/15/2047	1,723,815
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	2.163	02/01/2026	504,385
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
605,000	5.000	12/01/2034	686,681
775,000	5.000	12/01/2039	863,443
1,000,000	5.000	12/01/2044	1,100,470
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (AA/A1)
2,325,000	4.000	12/01/2036	2,627,320
1,420,000	4.000	12/01/2037	1,599,275
4,230,000	4.000	12/01/2042	4,707,524

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (NR/Aa2)
$500,000	4.000%	12/01/2038	$ 559,550
400,000	4.000	12/01/2040	446,140
1,085,000	4.000	12/01/2042	1,204,372
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (AA+/NR)
800,000	4.000	12/15/2031	986,648
1,300,000	4.000	12/15/2032	1,585,155
3,740,000	4.000	12/15/2033	4,497,799
1,700,000	4.000	12/15/2034	2,033,455
1,395,000	4.000	12/15/2035	1,655,586
2,750,000	3.000	12/15/2036	2,996,015
2,000,000	3.000	12/15/2037	2,171,440
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (AA+/Aa2)
19,555,000	4.000	07/15/2047	21,276,818
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(g)
5,600,000	6.125	04/01/2049	6,020,000
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (A/NR)
4,000,000	4.250	01/01/2044	4,387,960
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/2027	1,387,337
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
750,000	5.000	09/01/2026	846,150
500,000	5.000	09/01/2027	568,725
500,000	5.000	09/01/2028	574,840
1,600,000	5.000	09/01/2030	1,840,128
1,000,000	5.000	09/01/2031	1,141,430
1,000,000	5.000	09/01/2032	1,133,690
1,035,000	5.000	09/01/2033	1,165,400
1,150,000	5.000	09/01/2034	1,290,219
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (AA-/Aa2)
2,100,000	5.000	10/01/2041	2,551,479
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
5,275,000	5.000	01/01/2027	6,213,792
3,350,000	5.000	01/01/2028	4,019,698
3,515,000	5.000	01/01/2029	4,286,015
2,195,000	5.000	01/01/2030	2,705,623
11,130,000	5.000	01/01/2036	13,240,804
5,290,000	4.000	01/01/2038	5,655,751
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
10,685,000	5.000	01/01/2026	12,372,375
8,170,000	5.000	01/01/2027	9,624,015
15,355,000	5.000	01/01/2028	18,424,618
11,790,000	5.000	01/01/2029	14,376,137
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,561,606
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB-/Baa3)
1,780,000	7.350	07/01/2035	2,019,321
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
39,035,000	5.100	06/01/2033	39,599,056
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,000,000	5.500	07/01/2024	5,331,000
4,000,000	5.500	07/01/2025	4,253,520
3,165,000	5.500	07/01/2027	3,346,418
5,500,000	5.250	07/01/2028	5,760,865
9,490,000	5.500	07/01/2038	9,923,124

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
$4,415,000	5.000%	11/01/2021	$ 4,546,081
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
375,000	4.500	12/01/2041	384,619
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
26,930,000	5.000	11/01/2029	29,068,781
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
25,805,000	5.000	11/01/2021	26,571,150
53,550,000	5.000	11/01/2024	57,418,452
27,000,000	5.000	11/01/2025	29,218,590
9,450,000	5.000	11/01/2026	10,295,303
24,005,000	5.000	11/01/2028	26,089,114
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
16,380,000	5.000	05/01/2031	17,549,204
1,760,000	5.000	05/01/2042	1,877,234
1,760,000	5.000	05/01/2043	1,877,234
Illinois State GO Bonds Series 2019 A (BBB-/Baa3)
8,000,000	5.000	11/01/2024	8,577,920
Illinois State GO Bonds Series 2019 C (BBB-/Baa3)
9,175,000	4.000	11/01/2042	8,988,197
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
1,525,000	5.500	05/01/2039	1,715,945
4,100,000	5.750	05/01/2045	4,660,347
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
8,355,000	5.000	08/01/2021	8,565,295
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,960,000	4.000	02/01/2030	4,226,429
1,185,000	4.000	02/01/2031	1,258,339
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
2,235,000	5.000	11/01/2020	2,252,500
Illinois State GO Refunding Bonds Series 2018 B (BBB-/Baa3)
2,340,000	5.000	10/01/2031	2,509,673
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB/NR)
1,605,000	5.000	06/15/2022	1,679,295
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
675,000	4.000	06/15/2021	684,274
2,875,000	5.000	06/15/2022	3,008,084
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
3,185,000	4.000	06/15/2021	3,228,762
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 B (AA-/A1)
2,745,000	5.000	01/01/2025	3,231,304
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
14,005,000	5.000	01/01/2026	16,847,735
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
360,000	5.000	12/01/2025	424,753
410,000	5.000	12/01/2026	490,979
405,000	4.000	12/01/2028	469,987
Kendall Kane & Will Counties Community Unit School District No. 308 GO Bonds Series 2011 A (NR/A2)
4,600,000	5.000	02/01/2029	4,712,746
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(f)
5,600,000	0.000	12/15/2032	3,507,728
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/Baa2)(f)
2,690,000	0.000	12/15/2031	1,771,392
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)
1,555,000	5.700	06/15/2024	1,675,730

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(a)
$460,000	5.700%		06/15/2022	$ 511,170
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
5,390,000	5.000		12/15/2028	5,530,086
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)
2,000,000	5.000		12/15/2028	2,183,460
300,000	5.000		12/15/2032	321,237
600,000	5.000		12/15/2033	640,020
500,000	5.000		12/15/2034	531,790
1,260,000	0.000	(b)	12/15/2037	731,858
3,500,000	0.000	(b)	12/15/2042	1,987,195
3,850,000	0.000	(b)	12/15/2047	2,152,728
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
11,975,000	4.000		06/15/2050	11,354,216
1,160,000	5.000		06/15/2050	1,235,493
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
1,125,000	6.000		06/01/2021	1,183,264
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (AA/NR)
4,430,000	5.000		07/01/2029	5,386,216
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(f)
6,055,000	0.000		12/01/2025	5,573,749
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000	3.500		03/01/2030	4,336,920
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
1,100,000	6.630		02/01/2035	1,212,849
State of Illinois GO Bonds Series 2012 A (BBB-/Baa3)
300,000	5.000		01/01/2034	304,578
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
570,000	5.000		02/01/2024	605,773
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
2,820,000	4.000		06/01/2032	2,789,826
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
3,455,000	5.000		12/01/2027	3,793,210
875,000	4.250		12/01/2040	877,205
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
925,000	3.250		11/01/2026	895,567
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
3,800,000	5.000		02/01/2028	4,109,700
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
500,000	5.000		10/01/2028	548,275
State of Illinois GO Unlimited Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000		11/01/2020	2,378,479
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
1,500,000	4.000		12/01/2033	1,482,300
5,000,000	4.250		12/01/2037	5,012,450
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
5,100,000	5.000		10/01/2027	5,591,946
State of Illinois RB Refunding Series 2016 C (AA/NR)
5,580,000	4.000		06/15/2028	5,905,258
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(g)
375,000	4.000		01/01/2031	369,000
335,000	5.000		01/01/2045	335,921
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
945,000	5.000		01/01/2024	961,906
2,690,000	5.000		01/01/2030	2,707,781

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
$1,000,000	4.250%	01/01/2029	$ 945,280
Village of Romeoville GO Refunding Bonds Series 2019 (AA/Aa2)
3,055,000	5.000	12/30/2027	3,911,469
3,235,000	5.000	12/30/2028	4,218,764
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)
210,000	4.125	10/01/2041	203,202
420,000	4.125	10/01/2046	399,324
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa2)
650,000	4.000	01/01/2034	714,032

			1,007,411,363

Indiana – 0.5%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (AA/NR)
1,845,000	2.000	09/01/2038	1,727,012
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2015 (AMT) (A-/A1)(c)(d)
3,000,000	5.000	11/01/2022	3,250,350
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A1)(c)(d)
11,500,000	5.000	06/05/2026	13,594,725
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
540,000	5.000	09/15/2034	616,194
680,000	5.000	09/15/2039	759,907
445,000	4.000	09/15/2044	450,135
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(c)(d)
2,300,000	2.100	11/01/2026	2,405,892
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/NR)
2,540,000	3.000	11/01/2030	2,608,097
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/NR)
1,875,000	3.000	11/01/2030	1,925,269
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/NR)
2,350,000	3.000	11/01/2030	2,413,004
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(c)
	(SIFMA Municipal Swap Index Yield + 0.55%),
3,940,000	0.680	11/01/2023	3,926,289
Indianapolis Local Public Improvement Bond Bank RB Refunding Series 2019 D (AMT) (A/A1)
2,275,000	5.000	01/01/2029	2,850,211
Purdue University RB Series 2007 A (AAA/Aaa)
3,035,000	5.250	07/01/2029	4,042,954

			40,570,039

Iowa – 0.1%
City of Davenport GO Corporate Bonds Series 2019 IA (AA/Aa3)
1,060,000	4.000	06/01/2031	1,245,627
Coralville Iowa COPS Series 2016 E (BB/NR)
500,000	4.000	06/01/2021	501,590
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
1,945,000	3.125	12/01/2022	1,962,797
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
1,700,000	4.000	05/15/2055	1,363,876
2,300,000	5.000	05/15/2055	2,284,820

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-2 (BBB/NR)
$1,750,000	2.875%	05/15/2049	$ 1,697,255

			9,055,965

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
450,000	4.000	05/15/2021	449,186
1,300,000	4.000	05/15/2023	1,287,793
1,015,000	4.000	05/15/2024	999,237
1,060,000	5.000	05/15/2025	1,080,564
1,165,000	5.000	05/15/2027	1,187,997

			5,004,777

Kentucky – 1.6%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(h)
	(3 Mo. LIBOR + 0.53%),
9,505,000	0.990	11/01/2027	9,098,946
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
1,200,000	4.000	06/01/2037	1,330,632
400,000	4.000	06/01/2045	435,308
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,030,000	4.000	06/01/2037	1,142,126
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,027,898
855,000	5.000	08/01/2036	1,024,410
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A1)(c)(d)
25,000,000	4.000	01/01/2025	27,536,000
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(c)(d)
22,955,000	4.000	06/01/2025	25,798,436
Kentucky Public Energy Authority Gas Supply RB Series 2020 A (NR/A1)(c)(d)
10,800,000	4.000	06/01/2026	12,194,280
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
8,145,000	5.000	11/01/2025	9,461,639
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A/NR)
2,000,000	4.000	10/01/2034	2,185,980
Louisville & Jefferson County Metropolitan Government PCRB for Louisville Gas & Electric Company Project Series 2001 B (AMT) (A/A1)(c)(d)
3,080,000	2.550	05/03/2021	3,122,473
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
1,500,000	4.000	10/01/2039	1,652,580
1,100,000	4.000	10/01/2040	1,206,678
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 C (A/NR)(c)(d)
8,500,000	5.000	10/01/2026	9,871,475
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
2,295,000	5.000	05/15/2030	2,430,061
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (AA/Aa3)
10,000,000	4.000	05/15/2038	11,562,300

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
$3,260,000	4.000%	04/01/2026	$ 3,720,834

			124,802,056

Louisiana – 1.5%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
520,000	4.000	12/01/2020	525,096
770,000	4.000	12/01/2021	795,664
815,000	4.000	12/01/2022	860,730
1,135,000	4.000	12/01/2023	1,222,055
1,150,000	4.000	12/01/2024	1,258,560
1,385,000	5.000	12/01/2025	1,606,766
1,455,000	5.000	12/01/2026	1,708,592
1,530,000	5.000	12/01/2027	1,829,666
1,605,000	5.000	12/01/2028	1,935,437
1,000,000	5.000	12/01/2029	1,211,590
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(g)
1,200,000	3.625	06/01/2024	1,206,240
2,540,000	3.750	06/01/2030	2,529,104
5,070,000	4.375	06/01/2048	5,083,993
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Ragin Cajun Facilities, Inc. Series 2017 (AGM) (AA/NR)
1,230,000	5.000	10/01/2026	1,499,788
2,750,000	5.000	10/01/2027	3,397,543
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB-/Baa2)
14,185,000	3.500	11/01/2032	14,743,038
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (A+/A1)
6,250,000	4.375	02/01/2039	6,770,937
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	959,292
670,000	5.000	10/01/2023	761,991
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
900,000	4.000	07/01/2044	928,341
900,000	4.000	07/01/2049	922,536
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
6,600,000	3.375	09/01/2028	6,678,342
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/2030	1,651,422
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (NR/A3)
3,695,000	4.000	05/15/2042	3,925,642
3,000,000	5.000	05/15/2046	3,383,640
New Orleans Aviation Board GARB Series 2015 B (AMT) (A/A2)
3,750,000	5.000	01/01/2034	4,213,500
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A/A2)
1,000,000	5.000	01/01/2048	1,137,580
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(c)(d)
11,300,000	2.000	04/01/2023	11,198,187

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(c)(d)
$15,505,000	2.100%	07/01/2024	$ 15,149,005
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(c)(d)
21,235,000	2.200	07/01/2026	20,331,451
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A/A2)(a)
500,000	5.000	04/01/2023	558,830

			119,984,558

Maine – 0.3%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (A-/Baa1)
480,000	3.000	01/01/2025	515,203
800,000	3.000	01/01/2026	863,704
800,000	3.000	01/01/2027	866,312
300,000	5.000	01/01/2028	371,703
225,000	5.000	01/01/2029	283,707
270,000	5.000	01/01/2030	345,551
370,000	5.000	01/01/2031	470,148
810,000	5.000	01/01/2032	1,022,001
690,000	5.000	01/01/2033	864,467
620,000	5.000	01/01/2034	773,165
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (AA/A2)
250,000	5.000	12/01/2020	253,822
305,000	5.000	12/01/2021	320,512
400,000	5.000	12/01/2022	434,256
500,000	5.000	12/01/2023	558,935
500,000	5.000	12/01/2024	573,380
450,000	5.000	12/01/2025	528,129
1,530,000	5.000	12/01/2026	1,826,040
1,500,000	5.000	12/01/2027	1,824,780
1,000,000	5.000	12/01/2028	1,223,880
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,575,000	5.000	07/01/2026	1,899,860
State of Maine GO Bonds Series 2018 D (AA/Aa2)
9,765,000	5.000	06/01/2024	11,503,365

			27,322,920

Maryland – 0.8%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	432,123
650,000	4.500	09/01/2033	657,911
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/2027	2,106,380
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(g)
100,000	2.600	06/01/2021	99,498
100,000	2.650	06/01/2022	98,967
150,000	2.700	06/01/2023	147,598
100,000	2.750	06/01/2024	97,815
160,000	3.000	06/01/2024	156,808
125,000	2.800	06/01/2025	121,630
135,000	2.850	06/01/2026	130,910
175,000	2.950	06/01/2027	168,922
190,000	3.050	06/01/2028	180,711
200,000	3.150	06/01/2029	189,516
300,000	3.375	06/01/2029	285,507
200,000	3.200	06/01/2030	187,946
200,000	3.250	06/01/2031	186,666
250,000	3.300	06/01/2032	229,958
270,000	3.350	06/01/2033	246,537

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
$385,000	3.000%	07/01/2020	$ 385,000
880,000	3.000	07/01/2024	867,918
950,000	4.000	07/01/2029	950,551
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
440,000	4.000	01/01/2038	469,374
525,000	4.000	01/01/2039	560,049
570,000	4.000	01/01/2040	603,733
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
615,000	4.000	01/01/2032	688,480
530,000	4.000	01/01/2033	589,233
600,000	4.000	01/01/2034	663,990
540,000	4.000	01/01/2035	595,874
595,000	4.000	01/01/2036	654,678
660,000	4.000	01/01/2037	722,865
615,000	4.000	01/01/2038	672,804
880,000	4.000	01/01/2039	959,948
880,000	4.000	01/01/2040	957,739
County of Montgomery Public Improvement GO Bonds Series 2013 A (AAA/Aaa)
13,475,000	4.000	11/01/2027	14,900,655
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
40,000	5.600	07/01/2020	40,000
555,000	5.700	07/01/2029	557,303
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,262,570
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
1,000,000	5.000	06/01/2044	1,068,040
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
6,620,000	1.700	09/01/2022	6,760,476
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
800,000	3.250	07/01/2039	793,480
350,000	4.000	07/01/2040	389,907
750,000	4.000	07/01/2045	823,973
State of Maryland Department of Transportation RB Series 2015 (AAA/Aa1)
15,780,000	4.000	02/01/2030	17,041,453

			59,705,496

Massachusetts – 1.2%
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)
7,265,000	5.000	12/01/2041	7,669,225
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (AAA/Aaa)
5,000,000	5.000	07/15/2036	7,558,500
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(g)
1,600,000	4.000	11/15/2023	1,559,088
1,200,000	5.000	11/15/2028	1,195,068
Massachusetts Development Finance Agency RB for Wellesley College Series 2012 J (AA+/Aa1)
7,000,000	5.000	07/01/2042	7,438,690
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
225,000	4.000	12/01/2042	226,755
245,000	5.000	12/01/2042	267,915

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
$825,000	5.000%	07/01/2038	$ 952,520
1,850,000	5.000	07/01/2039	2,123,005
Massachusetts School Building Authority RB Series 2018 B (AA/Aa3)
10,735,000	4.000	02/15/2039	11,679,036
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,195,000	2.078	10/15/2023	2,267,676
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(h)
	(3 Mo. LIBOR + 0.57%),
1,970,000	1.030	05/01/2037	1,894,923
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(h)
	(3 Mo. LIBOR + 0.57%),
1,735,000	1.030	05/01/2037	1,668,879
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
4,030,000	4.000	05/01/2039	4,693,298
Massachusetts State GO Bonds Series 2017 F (AA/Aa1)
8,665,000	5.000	11/01/2043	10,681,172
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
8,500,000	5.000	01/01/2026	10,346,710
10,000,000	5.000	01/01/2027	12,382,800
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(c)(d)
5,525,000	5.000	01/01/2023	6,120,374

			90,725,634

Michigan – 2.4%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(d)
25,718,183	4.000	04/01/2034	20,838,158
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(d)
331,114	4.000	04/01/2034	268,285
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (AA/Aa2)
1,000,000	5.000	01/01/2045	1,267,570
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
1,075,000	5.000	07/01/2026	1,240,464
1,130,000	5.000	07/01/2027	1,300,574
1,000,000	5.000	07/01/2028	1,147,570
1,000,000	5.000	07/01/2029	1,145,460
3,435,000	5.000	07/01/2033	3,901,576
3,330,000	5.000	07/01/2036	3,761,568
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (NR/Aa1)
6,200,000	2.192	05/01/2026	6,455,688
15,160,000	2.302	05/01/2027	15,910,420
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2016 C (A+/A2)
3,000,000	5.000	07/01/2035	3,590,760
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (AA-/A1)
8,300,000	5.250	07/01/2033	9,874,759
17,775,000	5.250	07/01/2034	21,091,993
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
1,850,000	5.000	11/15/2048	2,223,570
3,700,000	4.000	11/15/2050	4,057,272
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
8,250,000	4.000	02/15/2047	9,198,420
17,000,000	4.000	02/15/2050	18,883,090

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
$1,000,000	3.875%	10/01/2023	$ 1,034,230
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (AA-/A1)
1,000,000	5.000	07/01/2034	1,127,940
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE) (A+/A2)
650,000	5.000	07/01/2036	738,016
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
325,000	5.000	07/01/2032	369,551
250,000	5.000	07/01/2033	282,815
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
1,945,000	5.000	07/01/2033	2,281,485
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
400,000	5.000	07/01/2035	450,188
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
1,000,000	5.000	07/01/2029	1,175,650
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
450,000	4.000	09/01/2045	485,496
475,000	4.000	09/01/2050	510,292
Michigan Finance Authority RB Senior Lien Series 2014 C-1 (NR/NR)(a)
1,000,000	5.000	07/01/2022	1,091,630
Michigan Finance Authority RB Senior Lien Series 2014 C-2 (AMT) (AA-/NR)
5,000	5.000	07/01/2044	5,258
Michigan Finance Authority RB Senior Lien Series 2014 C-2 (AMT) (NR/NR)(a)
5,015,000	5.000	07/01/2022	5,458,727
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
15,000,000	4.250	12/31/2038	16,527,300
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(c)(d)
1,115,000	1.450	09/01/2021	1,120,140
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC-/NR)(f)
9,500,000	0.000	06/01/2052	652,650
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,000,000	5.000	05/01/2023	2,259,480
2,125,000	5.000	05/01/2024	2,489,714
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (AA/NR)
2,485,000	4.000	11/01/2026	2,935,183
2,585,000	4.000	11/01/2027	3,110,375
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,378,019
1,215,000	5.000	05/01/2026	1,492,057
3,705,000	5.000	05/01/2027	4,433,625
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
580,000	2.019	05/01/2025	591,907
1,000,000	2.138	05/01/2026	1,025,240

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA/NR)
$2,160,000	5.000%	05/01/2022	$ 2,329,042
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A/A1)
400,000	5.000	12/01/2033	471,668
1,065,000	5.000	12/01/2034	1,252,174
650,000	5.000	12/01/2035	761,456
800,000	5.000	12/01/2036	934,160
880,000	5.000	12/01/2037	1,024,874

			185,957,539

Minnesota – 0.3%
City of Minneapolis GO Green Bonds Series 2019 (AAA/NR)
2,390,000	2.000	12/01/2029	2,499,056
2,940,000	2.000	12/01/2030	3,044,429
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
3,300,000	5.000	05/01/2048	3,882,846
1,325,000	4.000	05/01/2049	1,442,925
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
1,560,000	4.250	02/15/2048	1,665,472
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
390,000	3.000	03/01/2021	387,282
610,000	3.000	03/01/2022	598,812
630,000	3.000	03/01/2023	609,727
650,000	3.250	03/01/2024	624,084
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (NR/Aa2)
300,000	5.000	02/01/2021	307,245
320,000	5.000	02/01/2022	340,854
380,000	5.000	02/01/2023	420,098
400,000	5.000	02/01/2024	457,312
375,000	5.000	02/01/2025	441,750
1,105,000	5.000	02/01/2027	1,367,846
350,000	5.000	02/01/2028	443,548
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
500,000	5.000	05/01/2047	520,235
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
165,000	4.000	12/01/2026	175,126
165,000	4.000	12/01/2027	175,217
205,000	4.000	12/01/2028	218,019
125,000	4.000	12/01/2029	133,309
250,000	4.000	12/01/2030	263,465
170,000	4.000	12/01/2031	177,495
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AAA/Aa1)
1,680,000	3.000	10/01/2029	1,906,296
University of Minnesota GO Bonds Series 2013 A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,432,379

			25,534,827

Mississippi – 0.2%
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(c)(d)
4,120,000	2.750	12/09/2021	4,185,302
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
5,950,000	2.500	04/01/2022	6,002,003
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/2035	1,127,540

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(c)(d)
$2,700,000	2.900%	09/01/2023	$ 2,849,823

			14,164,668

Missouri – 1.2%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
400,000	3.000	11/01/2020	399,888
350,000	3.000	11/01/2021	348,813
350,000	4.000	11/01/2022	354,263
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(g)
1,000,000	4.500	12/01/2029	990,130
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A/A2)
4,200,000	5.000	03/01/2030	5,263,104
4,410,000	5.000	03/01/2031	5,477,749
4,630,000	5.000	03/01/2032	5,704,160
4,865,000	5.000	03/01/2033	5,951,549
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A/A2)
2,000,000	5.000	03/01/2033	2,482,360
3,200,000	5.000	03/01/2034	3,956,864
Metropolitan St. Louis Sewer District RB Refunding Series 2017 A (AAA/Aa1)
19,880,000	5.000	05/01/2047	24,052,414
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
830,000	5.000	09/01/2038	959,273
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
320,000	5.000	09/01/2025	369,520
860,000	5.000	09/01/2027	1,027,081
1,355,000	5.000	09/01/2028	1,645,119
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
420,000	4.000	02/15/2037	482,038
675,000	4.000	02/15/2038	772,362
500,000	4.000	02/15/2039	570,530
1,850,000	4.000	02/15/2044	2,054,703
5,000,000	4.000	02/15/2049	5,517,500
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (AA/NR)
275,000	5.000	10/01/2030	339,490
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
210,000	5.000	10/01/2026	248,592
210,000	5.000	10/01/2029	260,862
150,000	5.000	10/01/2032	182,649
240,000	4.000	10/01/2034	268,953
125,000	4.000	10/01/2035	139,446
150,000	4.000	10/01/2036	166,641
170,000	4.000	10/01/2037	188,238
145,000	4.000	10/01/2038	160,070
110,000	4.000	10/01/2039	121,095
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
4,270,000	1.600	12/01/2022	4,325,980
Springfield Public Utility RB Refunding Series 2015 (AA+/NR)
15,750,000	3.250	08/01/2027	17,555,895

			92,337,331

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
575,000	5.000	07/01/2029	728,128

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nebraska – 0.3%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(c)(d)
$12,675,000	4.000%	08/01/2025	$ 14,387,139
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (AA/NR)
415,000	4.000	01/01/2033	468,336
1,000,000	4.000	01/01/2034	1,113,490
1,000,000	4.000	01/01/2035	1,109,740
1,250,000	4.000	01/01/2036	1,381,838
1,185,000	4.000	01/01/2037	1,308,690
1,500,000	4.000	01/01/2038	1,653,165
2,000,000	4.000	01/01/2039	2,198,980

			23,621,378

Nevada – 1.0%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
135,000	3.000	06/01/2021	135,300
235,000	3.000	06/01/2022	235,301
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
100,000	3.000	06/01/2021	100,348
395,000	3.250	06/01/2022	398,725
200,000	3.500	06/01/2025	203,616
185,000	3.500	06/01/2026	188,065
200,000	3.500	06/01/2027	202,822
150,000	3.500	06/01/2028	150,927
170,000	3.500	06/01/2029	169,996
175,000	3.250	06/01/2030	169,785
310,000	3.250	06/01/2031	298,642
415,000	3.500	06/01/2032	401,986
470,000	3.500	06/01/2033	451,059
1,000,000	3.500	06/01/2034	953,190
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
250,000	4.250	06/01/2034	244,340
300,000	4.500	06/01/2039	298,476
250,000	4.625	06/01/2043	250,078
400,000	4.625	06/01/2049	395,268
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(g)
625,000	2.500	06/15/2024	613,431
1,505,000	2.750	06/15/2028	1,441,384
Clark County School District Building GO Bonds Series 2018 A (A+/A1)
7,335,000	5.000	06/15/2033	8,955,522
Clark County School District Building GO Bonds Series 2019 B (AGM) (AA/A1)
8,540,000	5.000	06/15/2030	11,059,215
Clark County School District GO Bonds Series 2018 A (A+/A1)
5,000,000	5.000	06/15/2030	6,234,650
11,180,000	5.000	06/15/2031	13,817,138
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
880,000	5.000	06/15/2027	1,097,325
880,000	5.000	06/15/2028	1,123,285
880,000	5.000	06/15/2029	1,146,490
770,000	5.000	06/15/2030	1,020,712
705,000	5.000	06/15/2031	928,309
795,000	5.000	06/15/2032	1,038,469
725,000	5.000	06/15/2033	940,651
835,000	5.000	06/15/2034	1,079,930
880,000	5.000	06/15/2035	1,128,169
835,000	4.000	06/15/2036	977,919
900,000	4.000	06/15/2037	1,050,192
855,000	4.000	06/15/2038	994,365
950,000	4.000	06/15/2039	1,101,487
700,000	4.000	06/15/2040	809,347

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
$1,285,000	4.000%	09/01/2025	$ 1,316,200
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (A/Aa3)
1,250,000	5.000	07/01/2026	1,426,862
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
715,000	5.000	07/01/2026	816,165
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
605,000	5.000	07/01/2035	693,602
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
2,685,000	5.000	07/01/2043	3,056,416
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,050,000	5.000	07/01/2027	1,215,364
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (AA+/Aa1)
5,000,000	5.000	11/01/2026	6,041,350

			76,371,873

New Hampshire – 0.8%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(c)(d)
2,695,000	2.800	10/02/2023	2,823,578
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(c)
	(SIFMA Municipal Swap Index Yield + 0.75%),
7,400,000	0.880	10/01/2021	7,398,076
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
8,965,000	5.000	08/01/2032	10,770,103
3,880,000	5.000	08/01/2033	4,637,764
4,075,000	5.000	08/01/2034	4,858,623
4,290,000	5.000	08/01/2035	5,095,748
4,505,000	5.000	08/01/2036	5,332,073
4,735,000	5.000	08/01/2037	5,588,815
4,980,000	5.000	08/01/2038	5,863,103
5,235,000	5.000	08/01/2039	6,149,031
5,505,000	5.000	08/01/2040	6,451,970

			64,968,884

New Jersey – 5.6%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	344,235
250,000	5.000	03/01/2026	303,285
Borough of Stone Harbor GO Bonds Series 2018 (AA+/NR)
1,345,000	4.000	11/01/2026	1,560,308
County of Cape May GO Bonds Series 2019 (NR/Aa1)
1,975,000	4.000	10/01/2025	2,307,471
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(f)
2,560,000	0.000	11/01/2021	2,504,499
Hawthorne School District GO Bonds Series 2019 (BAM) (SCH BD RES FD) (AA/NR)
1,100,000	3.000	09/01/2034	1,177,770
1,350,000	3.000	09/01/2035	1,436,643
1,350,000	3.000	09/01/2036	1,428,219
1,350,000	3.000	09/01/2037	1,422,387
1,350,000	3.000	09/01/2038	1,417,662
1,100,000	3.000	09/01/2039	1,152,800

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (B/NR)
$500,000	5.000%	07/01/2032	$ 482,505
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,000,000	5.500	06/15/2033	4,524,440
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (BBB+/Baa1)
5,805,000	5.000	06/15/2028	6,717,778
10,295,000	5.000	06/15/2029	11,948,892
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Ba1)
4,325,000	5.000	10/01/2047	4,673,595
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,503,450
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 K (AMBAC) (BBB+/Baa1)
1,590,000	5.250	12/15/2020	1,612,355
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB+/Baa1)
2,680,000	5.500	09/01/2024	3,003,396
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
9,340,000	5.000	06/15/2029	10,840,471
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	808,903
1,545,000	5.000	06/01/2032	1,828,230
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB+/Baa1)
22,075,000	7.425	02/15/2029	27,076,312
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
5,380,000	5.000	06/15/2037	5,926,823
New Jersey Educational Facilities Authority RB for Princeton University Series 2014 A (AAA/Aaa)
8,220,000	5.000	07/01/2026	9,665,158
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BBB-/Ba1)
1,600,000	4.000	07/01/2042	1,403,520
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
1,090,000	5.000	07/01/2034	1,273,643
1,130,000	5.000	07/01/2035	1,315,230
1,095,000	5.000	07/01/2036	1,270,758
2,200,000	5.000	07/01/2037	2,544,278
1,980,000	5.000	07/01/2038	2,282,564
1,610,000	5.000	07/01/2045	1,821,135
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (AAA/Aaa)
2,675,000	5.000	07/01/2033	3,376,438
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
1,250,000	3.000	07/01/2040	1,220,225
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(c)(d)
10,910,000	5.000	07/01/2024	12,634,544
New Jersey State Turnpike Authority RB Refunding Series 2017 C-5 (A+/A2)(c)
	(1 Mo. LIBOR + 0.46%),
5,000,000	0.581	01/01/2021	4,995,800
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,095,000	5.000	01/01/2027	9,334,102

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Series 2015 E (A+/A2)
$8,935,000	5.000%	01/01/2032	$ 10,246,033
5,000,000	5.000	01/01/2045	5,597,450
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(f)
24,175,000	0.000	12/15/2035	12,818,310
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(f)
9,830,000	0.000	12/15/2026	8,021,378
3,185,000	0.000	12/15/2029	2,298,551
1,285,000	0.000	12/15/2031	842,395
5,000,000	0.000	12/15/2036	2,560,800
1,495,000	0.000	12/15/2037	726,211
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
755,000	5.000	06/15/2046	798,352
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB+/Baa1)
9,075,000	5.500	12/15/2021	9,492,813
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
20,730,000	5.250	12/15/2022	22,576,214
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(f)
7,530,000	0.000	12/15/2027	5,955,853
18,520,000	0.000	12/15/2031	12,223,200
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB+/Baa1)
1,705,000	5.250	12/15/2022	1,825,049
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(f)
25,925,000	0.000	12/15/2036	13,277,748
42,385,000	0.000	12/15/2037	20,588,938
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(f)
10,000,000	0.000	12/15/2038	4,620,300
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)
4,350,000	5.250	06/15/2036	4,424,820
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB+/Baa1)
1,390,000	4.000	12/15/2039	1,431,297
1,620,000	5.000	12/15/2039	1,802,995
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
2,290,000	5.000	06/15/2030	2,541,763
1,825,000	5.000	06/15/2031	2,011,843
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,905,000	4.000	12/15/2031	3,080,171
2,000,000	5.000	12/15/2032	2,267,680
3,345,000	5.000	12/15/2033	3,776,405
7,775,000	5.000	12/15/2034	8,749,052
2,770,000	5.000	12/15/2035	3,104,533
3,455,000	5.000	12/15/2036	3,858,648
2,410,000	4.250	12/15/2038	2,534,500
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (BBB+/Baa1)
7,000,000	5.000	06/15/2029	8,124,550
6,155,000	5.000	06/15/2030	7,097,638
2,215,000	5.000	06/15/2031	2,537,814
3,000,000	5.000	06/15/2032	3,411,390
5,000,000	5.000	06/15/2033	5,652,850

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB+/Baa1)
$3,060,000	5.000%	06/15/2034	$ 3,450,181
10,000,000	5.000	06/15/2037	11,151,500
3,000,000	5.250	06/15/2043	3,347,190
10,000,000	4.500	06/15/2049	10,491,900
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB+/Baa1)
16,590,000	4.000	06/15/2044	16,873,523
New Jersey Transportation Trust Fund Authority Transportation RB Refunding Series 2018 A (BBB+/Baa1)
2,000,000	5.000	12/15/2028	2,326,740
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB+/Baa1)(f)
8,320,000	0.000	12/15/2032	5,186,022
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
3,195,000	5.500	12/15/2022	3,498,717
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (BBB-/Baa1)
1,670,000	4.000	01/01/2023	1,717,077
730,000	4.000	01/01/2024	749,455
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
1,000,000	5.000	01/01/2037	1,073,700
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (AA/A2)
1,000,000	5.000	11/01/2029	1,227,380
1,500,000	5.000	11/01/2030	1,828,200
1,000,000	5.000	11/01/2031	1,210,670
1,000,000	5.000	11/01/2032	1,201,160
725,000	5.000	11/01/2033	865,070
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,200,000	5.000	06/01/2046	2,522,806
2,250,000	5.250	06/01/2046	2,619,720
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
2,000,000	5.000	06/01/2046	2,194,160
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
1,460,000	3.200	06/01/2027	1,485,448
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
1,535,000	2.000	07/15/2022	1,588,249
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(g)
6,455,000	6.750	12/01/2041	5,948,734
Union County Utilities Authority RB Refunding for Covanta Union LLC Series 2011 A (AMT) (AA+/NR)
4,750,000	5.250	12/01/2031	4,983,463

			437,558,433

New Mexico – 0.1%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(c)(d)
2,445,000	1.875	10/01/2021	2,439,034
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(c)(d)
4,250,000	1.875	10/01/2021	4,239,630
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa2)
2,500,000	5.900	06/01/2040	2,503,000

			9,181,664

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – 6.2%
City of New Rochelle RB for Iona College Project Series 2015 A (BBB/Baa2)
$325,000	5.000%	07/01/2025	$ 368,449
335,000	5.000	07/01/2026	376,309
425,000	5.000	07/01/2027	474,836
Essex County Industrial Development Agency RB Refunding for International Paper Co. Series 2019 A (AMT) (BBB/Baa2)(c)(d)
500,000	2.100	10/01/2024	518,575
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (AAA/Aaa)(h)
	(1 Mo. LIBOR + 0.50%),
7,136,417	0.680	01/25/2033	7,228,508
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(c)
	(1 Mo. LIBOR + 0.75%),
9,000,000	0.871	10/01/2023	8,958,150
Long Island Power Authority RB Series 2019 B (A/A2)(c)(d)
12,825,000	1.650	09/01/2024	12,782,164
Metropolitan Transportation Authority RB Anticipating Notes Series 2019 C (SP-1/WR)
35,250,000	4.000	07/01/2020	35,250,000
Metropolitan Transportation Authority RB Anticipation Notes Series 2018 B Subseries 2018 B-2B (SP-1/MIG2)
5,000,000	5.000	05/15/2021	5,104,500
Metropolitan Transportation Authority RB Anticipation Notes Series 2019 B-1 (SP-1/MIG2)
54,680,000	5.000	05/15/2022	57,097,403
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-1/MIG2)
4,305,000	4.000	02/01/2022	4,412,108
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (NR/A2)(c)(d)
2,500,000	5.000	05/15/2030	2,880,450
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A-/A2)
625,000	5.000	11/15/2027	698,425
850,000	5.000	11/15/2028	947,903
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (AGM) (AA/A2)
4,380,000	4.000	11/15/2042	4,862,019
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A-/A2)
5,175,000	4.750	11/15/2045	5,738,092
3,250,000	5.000	11/15/2050	3,685,662
1,800,000	5.250	11/15/2055	2,060,838
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A-/A2)
1,340,000	5.000	11/15/2027	1,521,771
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A-/A2)
2,465,000	4.000	11/15/2032	2,647,509
Metropolitan Transportation Authority RB Refunding Series 2002 D-1 (A-/A2)
4,545,000	5.000	11/01/2025	4,790,066
Metropolitan Transportation Authority RB Refunding Series 2016 B (A-/A2)
520,000	5.000	11/15/2027	585,848
Metropolitan Transportation Authority RB Refunding Series 2016 D (A-/A2)
735,000	5.000	11/15/2029	825,214
735,000	5.250	11/15/2031	847,021
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A-/A2)(c)
	(1 Mo. LIBOR + 0.55%),
7,555,000	0.666	11/01/2022	7,123,081
Metropolitan Transportation Authority RB Series 2011 B (A-/A2)(c)
	(1 Mo. LIBOR + 0.55%),
7,510,000	0.666	11/01/2022	7,080,653

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Series 2016 C-1 (A-/A2)
$580,000	5.000%	11/15/2028	$ 651,995
Metropolitan Transportation Authority RB Subseries 2015 A-1 (A-/A2)
475,000	5.000	11/15/2025	526,143
New York City GO Bonds Fiscal 2012 Series I (AA/Aa1)
3,000,000	5.000	08/01/2029	3,251,880
New York City GO Bonds Series 2018 E-1 (AA/Aa1)
4,725,000	5.000	03/01/2044	5,678,222
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(c)(d)
3,500,000	2.750	12/29/2023	3,661,525
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (ASSURED GTY) (AA/NR)
1,425,000	2.250	10/01/2029	1,459,186
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
5,655,000	5.000	08/01/2039	6,472,883
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
15,685,000	2.570	11/01/2023	16,701,388
17,020,000	2.640	11/01/2024	18,433,000
11,900,000	2.740	11/01/2025	12,862,234
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-3 (AAA/Aa1)
10,000,000	4.000	05/01/2044	11,387,000
New York City Water & Sewer System RB Refunding Series 2020 FF (AA+/Aa1)
5,645,000	4.000	06/15/2041	6,698,018
New York Convention Center Development Corp. RB Refunding Series 2015 (NR/Aa3)
1,300,000	5.000	11/15/2030	1,431,729
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
4,840,000	3.500	02/15/2048	4,876,784
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(g)
3,415,000	5.000	11/15/2044	3,539,408
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)(c)
855,000	2.625	09/15/2069	848,263
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)(c)
1,070,000	2.800	09/15/2069	1,048,472
New York State Dormitory Authority Columbia University RB Series 2011 A (AAA/Aaa)
12,125,000	5.000	10/01/2041	12,516,516
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AA+/Aa1)
1,420,000	5.000	02/15/2027	1,761,198
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AA+/Aa1)
6,235,000	5.000	02/15/2027	7,733,146
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(c)(d)
9,620,000	5.000	05/01/2022	10,110,139
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(c)(d)
5,770,000	5.000	05/01/2024	6,489,404
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
5,275,000	5.000	03/15/2026	6,528,498
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (NR/Baa1)
1,400,000	5.000	07/01/2033	1,610,238

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
$100,000	3.560%	07/01/2026	$ 103,445
100,000	3.670	07/01/2027	103,553
40,000	3.760	07/01/2028	41,439
200,000	3.820	07/01/2029	207,282
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
1,070,000	5.000	07/01/2027	1,247,470
1,130,000	5.000	07/01/2028	1,330,044
1,185,000	5.000	07/01/2029	1,406,619
745,000	5.000	07/01/2030	887,772
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB/Baa2)
540,000	5.000	07/01/2032	647,465
465,000	5.000	07/01/2034	552,225
505,000	5.000	07/01/2035	597,572
440,000	5.000	07/01/2036	518,478
545,000	4.000	07/01/2040	582,300
590,000	5.000	07/01/2041	686,866
2,315,000	4.000	07/01/2045	2,446,029
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
530,000	4.000	09/01/2036	578,066
500,000	4.000	09/01/2037	544,345
575,000	4.000	09/01/2038	625,036
615,000	4.000	09/01/2039	667,656
750,000	4.000	09/01/2040	813,248
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,080,000	5.000	05/01/2022	1,156,518
1,005,000	5.000	05/01/2023	1,113,128
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)(a)
5,000	5.000	03/15/2024	5,848
New York State Dormitory Authority RB Series 2020 B (AA-/Aa2)
1,100,000	3.000	04/01/2042	1,111,682
1,550,000	3.000	04/01/2048	1,551,860
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
425,000	4.900	03/15/2023	462,642
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(d)
5,350,000	0.210	07/24/2020	5,350,000
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(c)(d)(g)
1,440,000	2.875	12/03/2029	1,369,397
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AA+/Aa1)
5,000,000	5.000	03/15/2031	5,724,600
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa1)
16,750,000	2.860	03/15/2024	17,718,150
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
11,875,000	2.980	03/15/2025	12,716,937
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
8,570,000	5.000	01/01/2023	8,964,049
1,850,000	5.000	01/01/2027	1,974,505
7,000,000	5.000	01/01/2033	7,492,730
5,000,000	5.000	01/01/2034	5,351,950
14,460,000	4.000	01/01/2036	14,595,924
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (AA/A2)
1,500,000	4.000	07/01/2046	1,566,330

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
$700,000	5.000%	07/01/2041	$ 754,761
11,375,000	5.250	01/01/2050	12,330,614
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
3,640,000	5.000	08/01/2021	3,658,091
2,390,000	5.000	08/01/2026	2,397,122
2,250,000	5.000	08/01/2031	2,253,195
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
6,300,000	5.250	08/01/2031	6,498,765
4,330,000	5.375	08/01/2036	4,471,028
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
2,075,000	5.000	07/01/2046	2,233,281
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
420,000	4.000	12/01/2032	491,400
505,000	4.000	12/01/2033	586,936
420,000	4.000	12/01/2034	485,579
420,000	4.000	12/01/2035	482,962
525,000	4.000	12/01/2036	601,256
420,000	4.000	12/01/2037	479,409
420,000	4.000	12/01/2038	477,952
1,260,000	3.000	12/01/2039	1,308,019
840,000	3.000	12/01/2040	869,400
1,680,000	4.000	12/01/2049	1,863,053
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
345,000	4.000	07/01/2039	343,720
4,225,000	3.000	07/01/2044	3,410,969
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
2,500,000	5.000	09/01/2033	3,141,100
2,000,000	5.000	09/01/2034	2,505,120
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
600,000	5.000	09/01/2038	713,244
820,000	5.000	09/01/2039	971,913
805,000	4.000	09/01/2040	870,028
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
1,000,000	5.000	11/01/2023	1,089,360
1,000,000	5.000	11/01/2024	1,111,130
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	201,388

			484,556,778

North Carolina – 1.1%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/2038	2,006,320
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(c)(d)
375,000	2.000	10/01/2024	387,382

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(c)(d)
$400,000	2.000%	10/01/2024	$ 413,208
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co.Series 2019 C (AMT) (BBB/Baa2)(c)(d)
1,750,000	2.100	10/01/2024	1,815,013
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (AAA/Aaa)
5,250,000	5.000	03/01/2029	6,894,352
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(a)
38,115,000	5.000	04/01/2022	41,255,295
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
1,310,000	5.000	12/31/2037	1,367,457
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
5,995,000	3.000	07/01/2045	6,135,283
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	574,790
1,785,000	3.000	07/01/2027	1,725,720
1,040,000	4.000	07/01/2030	1,061,299
1,080,000	5.000	07/01/2031	1,177,837
1,110,000	5.000	07/01/2032	1,206,148
1,375,000	5.000	07/01/2033	1,484,519
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/2025	608,065
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
3,000,000	3.000	01/01/2042	3,035,460
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
4,500,000	5.000	01/01/2043	5,125,275
5,000,000	5.000	01/01/2044	5,654,900

			81,928,323

Ohio – 2.0%
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A2)
2,290,000	6.973	02/15/2024	2,712,642
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A2)
1,585,000	5.000	02/15/2028	2,027,627
1,235,000	5.000	02/15/2029	1,615,961
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
6,090,000	5.000	02/15/2025	7,282,117
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
440,000	5.000	06/01/2034	565,470
690,000	4.000	06/01/2037	793,445
920,000	4.000	06/01/2038	1,054,412
895,000	4.000	06/01/2039	1,022,358
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
5,070,000	3.000	06/01/2048	4,802,760
3,835,000	4.000	06/01/2048	4,144,600
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
26,915,000	5.000	06/01/2055	28,341,226

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(f)
$35,885,000	0.000%	06/01/2057	$ 4,981,556
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
275,000	5.000	11/01/2020	275,957
285,000	5.000	11/01/2021	288,828
400,000	5.000	11/01/2022	408,528
420,000	5.000	11/01/2023	431,764
City of Cleveland RB Refunding for Airport System Series 2019 A (A/A2)
12,500,000	2.592	01/01/2026	12,832,625
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A/A2)
1,000,000	5.000	01/01/2021	1,019,030
805,000	5.000	01/01/2022	850,137
1,235,000	5.000	01/01/2023	1,347,459
1,365,000	5.000	01/01/2024	1,533,864
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
400,000	4.000	09/01/2040	416,876
625,000	4.000	09/01/2045	650,238
850,000	5.000	09/01/2049	896,070
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
5,000,000	5.000	08/01/2049	5,886,650
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
10,000,000	8.223	02/15/2040	13,981,400
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/2057	3,198,658
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	1,815,740
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
250,000	5.000	12/01/2025	254,070
325,000	5.000	12/01/2026	329,566
325,000	5.000	12/01/2027	329,209
425,000	5.000	12/01/2028	427,444
400,000	5.000	12/01/2029	397,692
680,000	5.000	12/01/2030	663,877
800,000	5.000	12/01/2031	771,816
660,000	5.000	12/01/2032	628,914
1,170,000	5.000	12/01/2033	1,100,970
1,200,000	5.000	12/01/2035	1,127,916
650,000	5.000	12/01/2037	610,480
1,630,000	5.000	12/01/2038	1,529,673
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
1,500,000	2.321	05/01/2027	1,520,430
1,500,000	2.447	05/01/2028	1,522,695
Lakewood City School District GO Refunding Bonds Series 2014 C (AA/Aa2)
3,215,000	5.000	12/01/2027	3,833,791
Miami University RB Refunding Series 2011 (AA/Aa3)
2,550,000	5.000	09/01/2036	2,678,316
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(g)
700,000	4.500	01/15/2048	723,590
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (NR/Ba1)
925,000	2.875	02/01/2026	935,887
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,305,000	2.875	02/01/2026	2,332,130

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 A (BBB+/Baa1)(c)(d)
$2,500,000	2.400%	10/01/2029	$ 2,537,750
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 B (AMT) (BBB+/Baa1)(c)(d)
3,500,000	2.600	10/01/2029	3,567,970
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 C (AMT) (BBB+/NR)(c)(d)
8,000,000	2.100	10/01/2024	8,074,720
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (NR/Ba1)
3,130,000	3.250	09/01/2029	3,215,762
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(g)
925,000	5.000	12/01/2033	1,013,199
1,795,000	5.000	12/01/2038	1,934,489
2,725,000	5.000	12/01/2048	2,885,012
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
2,800,000	3.250	11/01/2022	2,924,908

			153,050,274

Oklahoma – 0.3%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
4,250,000	5.000	06/01/2024	4,906,157
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
925,000	4.000	09/01/2045	971,999
840,000	5.000	09/01/2045	966,361
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
3,670,000	4.000	08/15/2048	3,962,903
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
2,150,000	5.000	08/15/2029	2,557,748
5,000,000	5.250	08/15/2048	5,739,300
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000	4.000	01/01/2042	1,583,750
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(c)(d)
3,285,000	5.000	06/01/2025	3,267,918

			23,956,136

Oregon – 0.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO Refunding Bonds Series 2018 A (SCH BD GTY) (AA+/Aa1)
3,790,000	5.000	06/15/2026	4,727,608
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125	11/15/2040	244,629
120,000	5.250	11/15/2050	121,234
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000	3.500	03/01/2029	1,297,856
1,540,000	3.750	03/01/2032	1,418,848
Multnomah County Oregon Hospital Facilities Authority RB Refunding for Adventist Health System & West Obligated Group Series 2019 (A/NR)(c)(d)
7,715,000	5.000	03/01/2025	8,716,407
Oregon State Business Development Commission RB for Intel Corp. Project Series 2019 250 (AMT) (A+/A1)(c)(d)
10,000,000	5.000	03/01/2022	10,654,800

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (AA-/Aa2)
$8,895,000	5.000%	07/01/2047	$ 10,693,747
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc, Obligated Group Series 2020 A (BBB+/NR)(e)
270,000	5.000	10/01/2028	332,486
525,000	5.000	10/01/2029	653,977
225,000	5.000	10/01/2035	275,584
Port of Portland RB for International Airport Series 2019 25-B (AMT) (AA-/NR)
2,665,000	5.000	07/01/2032	3,329,145
2,365,000	5.000	07/01/2033	2,936,313
1,000,000	5.000	07/01/2034	1,238,140
1,000,000	5.000	07/01/2035	1,232,730
Portland Oregon Community College District GO Bonds Series 2013 (AA+/Aa1)
2,050,000	5.000	06/15/2026	2,326,402
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
7,090,000	4.000	04/01/2029	8,263,395
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa1)
2,355,000	5.000	05/01/2026	2,942,007
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(g)
190,000	5.000	11/01/2034	231,403
500,000	5.000	11/01/2036	602,295
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (NR/Aa1)
4,155,000	5.000	06/15/2029	5,319,730

			67,558,736

Pennsylvania – 3.7%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
4,000,000	5.000	04/01/2030	4,900,800
18,400,000	4.000	04/01/2044	19,893,712
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
3,050,000	4.000	07/15/2035	3,453,668
3,180,000	4.000	07/15/2036	3,585,418
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B-/Caa2)
1,850,000	4.875	11/01/2024	1,705,589
1,350,000	5.125	05/01/2030	1,184,557
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(g)
2,420,000	5.000	05/01/2027	2,661,734
1,600,000	5.000	05/01/2032	1,660,800
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(g)
600,000	5.000	05/01/2023	629,976
750,000	5.000	05/01/2028	817,852
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
100,000	5.000	10/01/2031	107,752
390,000	5.000	10/01/2032	418,786
410,000	5.000	10/01/2033	438,749
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	08/01/2025	1,196,910
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
540,000	5.380	06/01/2021	559,570

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
$2,305,000	5.114%	06/01/2021	$ 2,384,061
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
24,905,000	4.000	06/01/2039	27,732,465
Commonwealth of Pennsylvania COPS Series 2018 A (A/A2)
1,250,000	4.000	07/01/2046	1,403,237
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,925,000	5.000	08/15/2025	4,768,129
Delaware County Authority RB for Villanova University Series 2015 (AA-/A1)
4,945,000	5.000	08/01/2045	5,511,351
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (BBB-/Ba1)
1,150,000	3.950	07/01/2024	1,160,821
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	719,460
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(h)
	(3 Mo. LIBOR + 0.77%),
15,800,000	1.230	05/01/2037	13,912,058
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
725,000	4.000	06/01/2044	823,731
1,300,000	5.000	06/01/2044	1,592,994
3,325,000	4.000	06/01/2049	3,754,191
2,350,000	5.000	06/01/2049	2,862,112
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
1,155,000	5.000	07/01/2020	1,155,000
900,000	5.000	07/01/2022	911,934
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
900,000	5.000	03/01/2040	906,228
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
295,000	4.000	06/01/2021	304,458
500,000	4.000	06/01/2022	533,090
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
850,000	4.000	09/01/2037	934,898
850,000	4.000	09/01/2038	932,076
850,000	4.000	09/01/2039	929,492
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities Inc Obligated Group Series 2020 C (A-/NR)(e)
600,000	4.000	11/15/2043	636,492
North Penn Water Authority RB Refunding Series 2019 (NR/Aa3)(h)
	(SIFMA Municipal Swap Index Yield + 0.16%),
640,000	0.290	11/01/2020	639,200
	(SIFMA Municipal Swap Index Yield + 0.26%),
1,400,000	0.390	11/01/2021	1,393,406
	(SIFMA Municipal Swap Index Yield + 0.46%),
1,600,000	0.590	11/01/2023	1,582,800
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,000,000	5.000	11/01/2039	1,010,340

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
$230,000	5.000%	05/01/2021	$ 234,708
155,000	5.000	05/01/2022	161,801
50,000	5.000	05/01/2023	53,246
100,000	5.000	05/01/2024	108,096
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
2,500,000	4.000	10/01/2023	2,522,500
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(g)
1,750,000	5.250	06/01/2026	1,701,437
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(c)(d)
6,460,000	2.800	12/01/2021	6,619,110
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (BBB/NR)
750,000	5.000	06/30/2042	811,147
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A+/A1)
8,250,000	3.000	04/01/2039	8,907,690
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A/A2)
350,000	4.000	03/01/2037	380,482
675,000	5.000	03/01/2038	786,908
500,000	5.000	03/01/2039	581,330
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(h)
	(3 Mo. LIBOR + 0.60%),
1,405,000	1.560	07/01/2027	1,377,336
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,909,560
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (A+/Aa3)
6,675,000	5.000	08/15/2023	7,602,625
Pennsylvania Turnpike Commission RB Refunding Series 2018 B (A+/A1)(h)
	(SIFMA Municipal Swap Index Yield + 0.70%),
6,050,000	0.830	12/01/2023	5,940,434
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
1,000,000	2.412	12/01/2027	1,029,240
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)(a)
1,720,000	5.500	12/01/2023	2,022,256
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
30,675,000	5.250	12/01/2044	38,132,706
Pennsylvania Turnpike Commission RB Series 2019 A (A-/A3)
4,250,000	5.000	12/01/2036	5,137,485
4,250,000	5.000	12/01/2038	5,105,865
21,160,000	5.000	12/01/2044	24,999,059
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,120,235
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
10,000,000	5.250	06/01/2047	11,551,000
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000	06/15/2029	350,984
500,000	5.000	06/15/2039	507,975
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,500,000	5.000	07/01/2028	5,209,425

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(c)
	(1 Mo. LIBOR + 0.64%),
$2,500,000	0.765%	12/01/2020	$ 2,489,475
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
850,000	5.000	09/01/2034	1,099,313
1,755,000	5.000	09/01/2035	2,259,668
1,700,000	5.000	09/01/2036	2,179,791
1,700,000	5.000	09/01/2037	2,172,719
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (AA/NR)
2,125,000	4.000	09/01/2034	2,513,663
425,000	4.000	09/01/2035	500,446
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
180,000	5.000	11/15/2021	180,178
450,000	5.000	11/15/2028	435,920
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,525,000	5.000	06/01/2031	3,018,638
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,173,370
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
130,000	4.000	10/01/2020	130,142
375,000	4.000	10/01/2021	376,841
200,000	4.000	10/01/2023	201,446
750,000	4.000	10/01/2029	743,100
425,000	5.000	10/01/2039	435,085
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (BBB+/NR)
530,000	5.000	02/01/2025	601,417
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B (BBB+/NR)(c)(d)
6,385,000	5.000	02/01/2025	7,104,526

			290,190,275

Puerto Rico – 5.0%
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 1999 (NR/WR)(i)
125,000	5.250	07/01/2018	84,531
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 2006 B (NR/WR)(i)
390,000	5.250	07/01/2016	260,812
500,000	5.250	07/01/2017	338,125
Commonwealth of Puerto Rico GO Refunding Bonds for Public Improvement Series 2009 B (NR/Ca)(i)
2,000,000	6.000	07/01/2039	1,415,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
2,480,000	6.125	07/01/2024	2,647,400
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
515,000	4.250	07/01/2025	517,575
2,975,000	5.125	07/01/2037	3,034,500
1,060,000	5.750	07/01/2037	1,097,100
18,900,000	5.250	07/01/2042	19,278,000
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
65,795,000	8.000	07/01/2035	39,477,000
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)(i)
3,955,000	5.000	07/01/2041	2,481,762

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
$2,450,000	6.000%	07/01/2027	$ 2,476,925
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
930,000	5.250	07/01/2041	1,007,609
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
6,500,000	5.250	07/01/2038	6,743,295
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
3,425,000	5.250	07/01/2033	3,719,858
165,000	5.250	07/01/2034	179,766
4,475,000	5.250	07/01/2036	4,881,106
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
40,000	5.500	07/01/2031	44,159
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(f)
520,000	0.000	07/01/2028	362,154
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,085,000	5.500	07/01/2023	1,160,744
545,000	5.500	07/01/2024	589,734
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(h)
	(3 Mo. LIBOR + 0.52%),
21,915,000	1.480	07/01/2029	19,285,200
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
350,000	5.250	07/01/2029	358,312
215,000	5.250	07/01/2030	219,700
1,150,000	5.250	07/01/2032	1,173,242
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)(i)
1,000,000	5.250	07/01/2019	693,750
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)(i)
8,215,000	6.750	07/01/2036	5,832,650
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)(i)
590,915	10.000	01/01/2021	432,107
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)(i)
590,915	10.000	07/01/2021	432,107
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)(i)
196,972	10.000	01/01/2022	144,036
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)(i)
196,972	10.000	07/01/2022	144,036
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
60,000	5.250	07/01/2041	65,007
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
7,175,000	5.250	07/01/2035	7,316,061
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
600,000	5.250	07/01/2032	649,788
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
90,000	5.500	07/01/2029	99,428
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
165,000	5.500	07/01/2031	182,157

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
$2,165,000	5.500%	07/01/2029	$ 2,391,805
1,605,000	5.250	07/01/2034	1,748,632
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (FGIC) (AA/A3)
180,000	5.250	07/01/2039	195,485
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
295,000	5.500	07/01/2026	322,252
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
2,705,000	5.250	07/01/2030	2,880,636
2,970,000	5.250	07/01/2031	3,136,528
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
355,000	5.250	07/01/2034	386,769
23,140,000	5.250	07/01/2036	25,238,335
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,240,000	5.250	07/01/2032	1,265,060
1,760,000	5.250	07/01/2033	1,796,203
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
5,265,000	4.750	07/01/2038	5,278,163
Puerto Rico Highway & Transportation Authority RB Series 2007 N (AMBAC) (NR/C)
160,000	5.500	07/01/2026	174,571
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(d)
3,240,000	10.000	07/01/2035	3,439,260
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
476,000	0.000	07/01/2024	428,886
16,610,000	0.000	07/01/2027	13,670,860
3,658,000	0.000	07/01/2029	2,792,407
25,338,000	0.000	07/01/2031	17,839,219
16,923,000	0.000	07/01/2033	10,939,535
12,009,000	0.000	07/01/2046	3,387,138
31,842,000	0.000	07/01/2051	6,463,608
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
75,394,000	4.329	07/01/2040	75,743,074
143,000	4.536	07/01/2053	144,906
7,274,000	4.784	07/01/2058	7,499,858
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
19,288,000	4.500	07/01/2034	20,089,802
1,555,000	4.550	07/01/2040	1,585,322
10,419,000	4.750	07/01/2053	10,707,190
37,352,000	5.000	07/01/2058	39,053,384

			387,423,624

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
500,000	5.000	05/15/2024	580,960

South Carolina – 0.6%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/2025	1,595,506
1,570,000	4.000	05/01/2026	1,797,305
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (AA/Aa1)
2,495,000	5.000	02/01/2031	3,240,381

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
$4,530,000	5.000%	03/01/2031	$ 5,652,580
1,590,000	4.000	03/01/2032	1,866,294
South Carolina Ports Authority RB Series 2018 (AMT) (A+/A1)
3,750,000	5.000	07/01/2037	4,446,037
South Carolina Public Service Authority RB Series 2016 D (A/A2)
5,505,000	2.388	12/01/2023	5,632,881
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
875,000	3.056	12/01/2023	906,657
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(c)
	(1 Mo. LIBOR + 0.45%),
12,505,000	0.566	10/01/2022	12,344,811
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A3)(e)
500,000	5.000	04/15/2032	635,815
500,000	5.000	04/15/2033	631,470
500,000	5.000	04/15/2034	629,135
450,000	5.000	04/15/2035	563,773
425,000	4.000	04/15/2036	487,985
550,000	4.000	04/15/2037	629,129
525,000	4.000	04/15/2038	598,542
700,000	4.000	04/15/2039	795,634
750,000	4.000	04/15/2040	850,088

			43,304,023

South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	723,769
1,075,000	5.000	01/01/2025	1,272,736
730,000	5.000	01/01/2026	886,855
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(c)(d)
3,525,000	5.000	07/01/2024	3,933,688

			6,817,048

Tennessee – 0.4%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,115,000	5.000	08/01/2035	1,340,475
500,000	4.000	08/01/2036	554,475
City of Johnson GO Refunding Bonds Series 2019 B (NR/Aa2)
1,225,000	4.000	06/01/2037	1,442,878
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
6,020,000	5.000	07/01/2034	6,476,617
1,800,000	4.000	07/01/2040	1,937,538
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (FNMA COLL) (NR/NR)(c)(d)
910,000	4.850	06/01/2025	926,080
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/2040	454,380
700,000	5.000	07/01/2046	788,081
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
90,000	3.000	10/01/2024	90,463

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board RB for Waste Management, Inc. Series 2001 (A-/NR)(c)(d)
$3,000,000	2.850%	08/02/2021	$ 3,046,920
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(g)
650,000	4.500	06/01/2028	668,499
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA/Aa2)(c)(d)
11,325,000	5.000	10/01/2024	13,093,172

			30,819,578

Texas – 7.7%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
250,000	5.000	01/01/2040	273,775
435,000	5.000	01/01/2046	472,232
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A-/Baa1)
530,000	5.000	01/01/2026	596,907
595,000	5.000	01/01/2027	681,031
620,000	5.000	01/01/2028	720,136
650,000	5.000	01/01/2029	763,887
690,000	5.000	01/01/2030	818,733
1,010,000	5.000	01/01/2032	1,192,749
1,115,000	5.000	01/01/2034	1,309,679
585,000	5.000	01/01/2035	683,017
610,000	5.000	01/01/2036	709,046
645,000	5.000	01/01/2037	747,426
675,000	5.000	01/01/2038	779,699
1,420,000	5.000	01/01/2039	1,635,457
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(g)
250,000	5.750	09/01/2029	269,632
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,700,000	5.000	11/15/2032	2,132,837
2,000,000	5.000	11/15/2033	2,496,620
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A/A1)
1,510,000	5.000	11/15/2022	1,649,645
1,950,000	5.000	11/15/2023	2,201,199
4,790,000	5.000	11/15/2024	5,564,016
1,150,000	5.000	11/15/2025	1,369,949
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(g)
1,225,000	4.000	11/01/2023	1,249,463
1,975,000	4.500	11/01/2024	2,007,291
2,815,000	4.000	11/01/2028	2,890,217
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
250,000	4.200	09/01/2027	270,040
575,000	4.800	09/01/2037	616,756
650,000	5.250	09/01/2046	703,554
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(g)
145,000	4.375	09/01/2023	148,809
300,000	5.375	09/01/2038	340,086
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
245,000	4.625	09/01/2023	252,664
370,000	5.000	09/01/2028	412,276

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(g)
$215,000	3.125%	08/15/2024	$ 216,926
340,000	3.500	08/15/2029	351,506
1,905,000	4.000	08/15/2039	1,966,322
1,825,000	4.250	08/15/2049	1,886,101
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
150,000	4.000	08/15/2025	168,107
155,000	4.000	08/15/2026	175,644
160,000	4.000	08/15/2027	183,467
165,000	4.000	08/15/2028	191,146
170,000	4.000	08/15/2029	198,467
925,000	3.000	08/15/2034	967,809
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (AA+/Aa1)
8,245,000	5.000	02/15/2024	9,623,976
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
425,000	4.125	09/01/2027	449,761
1,350,000	4.625	09/01/2037	1,449,455
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
150,000	3.250	09/01/2022	151,563
570,000	4.500	09/01/2027	619,402
1,800,000	4.500	09/01/2037	1,918,440
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
425,000	4.000	09/01/2024	468,392
440,000	4.000	09/01/2025	490,420
460,000	4.000	09/01/2026	517,284
480,000	4.000	09/01/2027	544,867
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(g)
150,000	3.250	09/01/2024	151,935
290,000	3.625	09/01/2029	300,788
785,000	4.125	09/01/2039	811,933
City of Houston Airport System RB Refunding for United Airlines, Inc. Project Series 2018 C (AMT) (ETM) (BB-/WR)(a)
1,750,000	4.500	07/01/2020	1,750,000
City of Houston GO Bonds Refunding Series 2019 A (AA/Aa3)
13,745,000	5.000	03/01/2029	17,910,285
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A+/NR)
2,300,000	5.000	07/01/2029	2,460,494
2,500,000	5.000	07/01/2031	2,667,300
City of Houston RB Refunding for Airport System Subordinated Lien Series 2012 B (A+/NR)
23,100,000	5.000	07/01/2028	24,835,272
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
130,000	5.000	08/15/2024	136,757
130,000	5.000	08/15/2025	137,384
150,000	5.000	08/15/2026	159,076
100,000	5.000	08/15/2027	106,164
125,000	5.000	08/15/2028	132,646
150,000	5.000	08/15/2029	158,967
200,000	5.000	08/15/2030	210,544
280,000	5.000	08/15/2032	290,475
300,000	5.000	08/15/2034	308,820
175,000	5.000	08/15/2035	179,120
250,000	5.000	08/15/2036	254,863
250,000	5.000	08/15/2037	253,885
300,000	5.000	08/15/2038	303,792
300,000	5.000	08/15/2039	303,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(g)
$785,000	3.875%	09/01/2024	$ 806,171
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(g)
425,000	4.250	09/01/2029	450,164
1,000,000	4.875	09/01/2044	1,069,700
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(g)
175,000	3.500	09/15/2024	179,088
250,000	3.750	09/15/2029	264,913
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(g)
205,000	4.375	09/15/2029	218,696
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,520,064
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(g)
330,000	3.750	09/15/2025	335,831
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(g)
200,000	3.500	09/15/2024	204,938
280,000	3.750	09/15/2029	296,803
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(g)
200,000	5.000	09/15/2024	205,974
400,000	5.250	09/15/2029	423,804
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(g)
530,000	4.250	09/15/2024	543,759
490,000	5.125	09/15/2024	502,225
795,000	4.500	09/15/2029	848,885
775,000	5.375	09/15/2029	824,662
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(g)
375,000	4.500	09/01/2025	381,866
200,000	4.875	09/01/2025	204,306
465,000	4.875	09/01/2030	479,276
265,000	5.250	09/01/2030	274,665
475,000	5.250	09/01/2040	485,887
310,000	5.625	09/01/2040	317,325
845,000	4.125	09/01/2049	885,526
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(g)
100,000	3.125	09/01/2024	101,921
145,000	3.500	09/01/2029	153,831
380,000	4.000	09/01/2039	403,723
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(g)
250,000	4.000	09/01/2028	268,692
1,610,000	4.500	09/01/2048	1,687,409
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(g)
157,000	3.500	09/01/2024	160,007
326,000	3.750	09/01/2029	342,430
862,000	4.250	09/01/2039	900,695
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(e)
180,000	3.375	09/01/2030	180,508
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
280,000	4.000	09/01/2024	287,969
415,000	4.250	09/01/2029	444,668

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(g)
$185,000	3.750%	09/01/2024	$ 187,699
365,000	4.000	09/01/2029	375,421
580,000	5.000	09/01/2029	604,923
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(e)
305,000	3.250	09/01/2030	305,866
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(g)
250,000	3.750	09/15/2024	256,502
370,000	4.125	09/15/2029	396,795
1,050,000	4.625	09/15/2039	1,116,329
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (AA-/Aa2)(c)(d)
30,610,000	1.750	12/01/2024	31,269,033
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(c)(d)
2,800,000	2.750	12/01/2022	2,944,060
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (AA-/Aa2)(c)(d)
26,495,000	1.750	12/01/2024	27,658,131
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (AA/Aa1)
1,500,000	4.000	02/01/2028	1,843,965
2,000,000	4.000	02/01/2029	2,502,240
2,000,000	4.000	02/01/2030	2,523,780
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
470,000	4.375	09/01/2025	473,826
600,000	4.875	09/01/2030	609,756
735,000	5.375	09/01/2040	744,018
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (AAA/NR)
4,370,000	4.000	08/15/2036	5,033,585
3,875,000	4.000	08/15/2037	4,448,616
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (NR/Aaa)
1,970,000	5.000	02/01/2025	2,365,694
2,095,000	5.000	02/01/2026	2,590,216
Dallas Area Rapid Transit RB Refunding Series 2016 A (AA+/Aa2)
8,325,000	5.000	12/01/2048	9,639,434
Dallas-Fort Worth International Airport Joint Improvement RB Series 2012 D (AMT) (A/A1)
21,430,000	5.000	11/01/2042	22,288,272
Dallas-Fort Worth International Airport Joint RB Improvement Bonds Series 2014 B (AMT) (A/NR)
1,700,000	5.000	11/01/2022	1,860,106
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A/NR)
2,500,000	5.250	11/01/2030	2,798,075
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(c)(d)
4,000,000	2.000	08/01/2024	4,194,760
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(g)
175,000	3.750	08/15/2024	173,348
235,000	4.000	08/15/2029	229,026
775,000	4.500	08/15/2035	739,738
575,000	5.000	08/15/2044	553,909
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(g)
395,000	5.000	09/01/2027	407,359
225,000	5.000	09/01/2032	226,465
330,000	5.125	09/01/2037	325,568

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (AA+/NR)
$18,225,000	5.000%	10/01/2037	$22,689,578
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(b)
2,930,000	0.000	10/01/2046	3,297,334
4,075,000	0.000	10/01/2047	4,591,506
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(c)(d)
8,000,000	5.000	12/01/2024	9,230,240
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
4,700,000	5.000	12/01/2024	5,483,772
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(h)
	(SIFMA Municipal Swap Index Yield + 0.95%),
6,770,000	1.080	06/01/2023	6,773,927
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
1,400,000	5.000	05/15/2030	1,762,544
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(h)
	(3 Mo. LIBOR + 0.67%),
19,920,000	0.933	08/15/2035	18,058,476
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(g)
745,000	4.000	09/01/2029	774,651
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000	3.000	09/01/2024	101,551
100,000	3.500	09/01/2025	109,619
100,000	3.500	09/01/2026	110,044
105,000	3.500	09/01/2027	115,183
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB-/NR)
2,495,000	5.000	07/15/2028	2,582,874
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (ETM) (BB-/NR)(a)
2,500,000	5.000	07/15/2020	2,504,100
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (BB-/NR)
830,000	5.000	07/01/2027	863,258
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (BB-/NR)
1,080,000	5.000	07/15/2027	1,123,470
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (BB-/NR)
2,600,000	5.000	07/15/2027	2,668,146
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A/A1)
360,000	5.000	07/01/2031	449,204
325,000	5.000	07/01/2032	402,558
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A/A1)
2,000,000	5.000	07/01/2029	2,526,800
2,165,000	5.000	07/01/2030	2,718,374
2,185,000	5.000	07/01/2031	2,726,421
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
3,425,000	4.000	02/15/2042	3,934,503
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(g)
1,315,000	5.000	09/01/2038	1,431,548

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(a)(f)
$33,515,000	0.000%	08/15/2024	$ 11,746,108
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(f)
2,500,000	0.000	08/16/2020	2,498,925
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
2,000,000	5.000	05/15/2030	2,605,480
1,520,000	5.000	05/15/2031	1,968,157
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (AAA/Aaa)
1,250,000	4.000	02/15/2040	1,467,400
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (A-/Baa1)
6,350,000	2.600	11/01/2029	6,444,615
Mission Economic Development Corp. RB for Waste Management, Inc. Series 2008 (A-/NR)
2,500,000	2.500	08/01/2020	2,503,100
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(g)
5,000,000	4.625	10/01/2031	5,241,300
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,370,000	5.000	09/15/2032	1,493,999
710,000	5.000	09/15/2033	770,620
750,000	5.000	09/15/2034	811,732
790,000	5.000	09/15/2035	852,742
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(g)
335,000	4.000	08/15/2029	342,072
610,000	5.000	08/15/2039	632,131
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
765,000	5.000	04/01/2027	778,082
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (B-/NR)
1,000,000	5.000	04/01/2039	890,330
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (B/B2)
645,000	4.000	04/01/2022	639,711
320,000	4.000	04/01/2023	315,405
275,000	4.000	04/01/2024	268,994
365,000	4.000	04/01/2025	353,013
375,000	4.000	04/01/2026	358,429
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000	5.000	04/01/2030	262,350
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(a)(b)
1,000,000	0.000	09/01/2031	1,354,440
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
2,750,000	5.000	01/01/2038	3,314,960
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
2,000,000	5.000	01/01/2032	2,376,540
1,500,000	5.000	01/01/2048	1,720,815
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)(a)
1,000,000	5.500	09/01/2021	1,059,640
1,000,000	6.000	09/01/2021	1,065,200

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
$550,000	5.000%	01/01/2022	$ 587,131
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A+/A1)
6,000,000	6.500	01/01/2043	7,148,580
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(c)(d)
3,280,000	1.500	08/15/2024	3,377,022
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(g)
3,470,000	3.625	01/01/2035	3,380,092
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(g)
3,690,000	6.000	01/01/2025	3,668,819
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (AAA/Aaa)
4,630,000	4.000	08/01/2032	5,745,969
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(g)
250,000	3.250	09/15/2024	252,412
355,000	3.625	09/15/2029	366,527
1,250,000	4.125	09/15/2039	1,279,650
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)(e)
285,000	5.000	09/01/2027	348,327
335,000	5.000	09/01/2029	421,396
395,000	4.000	09/01/2032	457,722
395,000	4.000	09/01/2034	451,750
615,000	4.000	09/01/2036	697,287
1,040,000	2.625	09/01/2038	1,011,681
1,230,000	2.750	09/01/2039	1,209,496
1,200,000	2.750	09/01/2040	1,172,964
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (AAA/Aaa)
3,005,000	4.000	08/01/2025	3,482,224
5,905,000	5.000	08/01/2026	7,304,603
4,590,000	5.000	08/01/2027	5,811,858
5,010,000	5.000	08/01/2028	6,483,942
6,835,000	5.000	08/01/2029	8,946,537
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,100,000	5.000	05/15/2021	2,120,370
2,730,000	5.000	05/15/2022	2,782,034
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A+/A1)
13,655,000	5.000	07/01/2036	16,616,770
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(h)
	(3 Mo. LIBOR + 0.70%),
5,665,000	0.910	12/15/2026	5,529,550
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
4,750,000	6.250	12/15/2026	5,520,640
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(h)
	(SIFMA Municipal Swap Index Yield + 0.55%),
3,055,000	0.680	09/15/2027	2,967,260

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
$7,200,000	5.000%	12/31/2030	$ 8,943,480
10,000,000	5.000	12/31/2031	12,334,500
3,040,000	5.000	12/31/2032	3,720,504
4,000,000	5.000	12/31/2033	4,876,600
5,000,000	5.000	12/31/2034	6,068,400
4,000,000	5.000	12/31/2035	4,833,000
4,000,000	5.000	12/31/2036	4,818,080
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
9,840,000	5.000	12/31/2055	10,212,050
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
7,215,000	5.000	06/30/2058	8,186,861
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
1,380,000	5.000	08/15/2042	1,488,109
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(g)
170,000	4.750	09/01/2023	175,821
360,000	5.250	09/01/2028	405,417
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(g)
345,000	4.500	09/01/2027	363,937
United Independent School District GO Refunding Bonds Series 2020 (PSF-GTD) (AAA/Aaa)(f)
500,000	0.000	08/15/2026	474,045
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
8,500,000	3.250	02/15/2041	8,929,080
University of Texas System Revenue Financing System RB Refunding Series 2017 C (AAA/Aaa)
5,865,000	5.000	08/15/2026	7,405,618
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
342,000	4.000	12/01/2023	343,368
520,000	4.250	12/01/2029	518,544
1,159,000	4.625	12/01/2035	1,146,993
1,604,000	5.000	12/01/2045	1,597,070

			597,814,340

Utah – 0.7%
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (AAA/Aaa)
1,625,000	5.000	06/15/2022	1,774,256
2,175,000	5.000	06/15/2023	2,474,454
2,355,000	5.000	06/15/2024	2,780,054
2,400,000	5.000	06/15/2025	2,929,128
2,750,000	5.000	06/15/2027	3,547,528
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A+/A2)
18,635,000	5.000	07/01/2037	22,439,149
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
2,650,000	5.000	07/01/2047	3,083,964
Salt Lake City RB for International Airport Series 2018 A (AMT) (A+/A2)
5,000,000	5.000	07/01/2029	6,274,150
5,500,000	5.000	07/01/2030	6,849,700
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (AA/NR)
700,000	5.000	04/15/2039	852,635
625,000	5.000	04/15/2044	752,087
1,150,000	5.000	04/15/2049	1,375,320
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AA/Aa2)
3,065,000	4.000	06/15/2034	3,402,763

			58,535,188

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
$745,000	5.000%	05/01/2025	$ 747,801
585,000	5.000	05/01/2026	585,252

			1,333,053

Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
350,000	5.000	10/01/2020	349,513
1,410,000	5.000	10/01/2029	1,334,960
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
700,000	5.000	10/01/2032	654,969
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
4,700,000	5.000	10/01/2039	4,189,157
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (AA/A2)(g)
5,000,000	5.000	10/01/2034	5,623,300

			12,151,899

Virginia – 1.6%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
19,500,000	5.000	11/01/2023	21,033,870
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(c)(d)
1,700,000	1.900	06/01/2023	1,758,055
County of Arlington GO Bonds for Public Improvement Series 2019 (AAA/Aaa)
6,990,000	5.000	06/15/2030	9,470,402
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB+/NR)
1,250,000	4.000	10/01/2042	1,207,000
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
3,000,000	5.000	01/01/2040	3,258,090
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(c)(d)
1,000,000	1.900	06/01/2023	1,029,240
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(c)(d)
1,850,000	1.800	04/01/2022	1,891,181
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(c)(d)
2,250,000	1.700	10/01/2022	2,272,050
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
305,000	5.000	04/01/2026	345,964
305,000	5.000	04/01/2027	350,027
350,000	5.000	04/01/2028	406,567
405,000	5.000	04/01/2029	474,478
305,000	5.000	04/01/2030	358,912
650,000	5.000	04/01/2031	757,594
265,000	5.000	04/01/2032	306,099
570,000	5.000	04/01/2033	653,442
345,000	5.000	04/01/2034	393,393
775,000	5.000	04/01/2035	880,028
375,000	5.000	04/01/2036	423,255
905,000	5.000	04/01/2037	1,017,736
410,000	4.000	04/01/2039	417,983
265,000	4.000	04/01/2040	269,635

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
$9,355,000	6.706%	06/01/2046	$ 8,957,506
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(f)
122,865,000	0.000	06/01/2047	22,546,956
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(f)
13,500,000	0.000	06/01/2047	2,345,355
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
760,000	4.000	05/15/2037	800,424
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,345,000	1.400	12/01/2023	4,356,123
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(a)
4,750,000	5.000	07/01/2025	5,761,750
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
2,580,000	5.000	12/31/2047	2,860,446
2,835,000	5.000	12/31/2056	3,117,111
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
17,500,000	5.000	01/01/2040	18,008,725
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
1,025,000	5.000	01/01/2044	1,053,280
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (BBB-/NR)
750,000	5.500	01/01/2042	785,160
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B-/NR)(c)(d)(g)
300,000	5.000	07/01/2038	306,354
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(c)(d)
3,200,000	1.900	06/01/2023	3,301,824

			123,176,015

Washington – 1.7%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (AAA/Aaa)
5,000,000	5.000	06/01/2026	6,070,450
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (AA/Aa2)
3,340,000	4.000	01/01/2033	3,931,146
6,715,000	4.000	01/01/2034	7,872,599
11,655,000	4.000	01/01/2043	13,248,705
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (AA+/Aa1)
13,715,000	4.000	05/01/2044	14,843,470
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (AA+/Aa1)
6,555,000	4.000	07/01/2035	7,662,336
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(c)(d)
5,900,000	2.600	12/01/2021	5,972,098
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (DELTA AIR LINES INC (OBLI)) (BB/NR)
3,710,000	5.000	04/01/2030	3,801,488
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
9,295,000	5.000	04/01/2038	11,141,080

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Port of Seattle Wash RB Refunding Series 2011 B (AMT) (AA-/Aa2)
$2,485,000	5.000%	09/01/2022	$ 2,600,528
State of Washington GO Bonds Various Purpose Series 2014 D (AA+/Aaa)
15,055,000	5.000	02/01/2026	17,477,952
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/2029	2,707,475
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
985,000	5.000	08/01/2036	1,180,168
1,715,000	5.000	08/01/2037	2,048,207
1,715,000	5.000	08/01/2038	2,042,188
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
1,285,000	5.000	08/01/2035	1,544,853
1,930,000	5.000	08/01/2036	2,312,410
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(c)(d)
5,400,000	5.000	08/01/2024	6,067,116
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(c)(d)
1,265,000	5.000	08/01/2025	1,458,052
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (BBB+/Baa1)(c)(d)
4,310,000	5.000	08/01/2026	5,069,982
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)(e)
1,000,000	4.000	05/01/2045	1,100,240
Washington State Convention Center Public Facilities District RB Series 2018 (BBB+/A1)
6,825,000	5.000	07/01/2048	7,490,028
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(g)
745,000	5.000	01/01/2034	758,507
1,400,000	5.000	01/01/2039	1,402,002
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aaa)(f)
6,855,000	0.000	06/01/2028	6,224,134

			136,027,214

West Virginia – 0.7%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
770,000	3.000	03/01/2035	775,906
2,165,000	3.000	03/01/2037	2,167,988
2,175,000	3.250	03/01/2041	2,187,223
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
6,145,000	5.000	06/01/2035	8,024,264
State of West Virginia GO Bonds Series 2018 B (AA-/Aa2)
8,740,000	5.000	06/01/2035	11,128,642
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (BB-/Ba3)(c)(d)(e)
1,575,000	5.000	07/01/2025	1,608,028
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
770,000	5.000	01/01/2033	929,259
910,000	5.000	01/01/2034	1,093,593
1,095,000	5.000	01/01/2035	1,305,897
2,330,000	5.000	01/01/2036	2,767,434

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
$2,325,000	5.000%	09/01/2029	$ 2,809,553
2,645,000	5.000	09/01/2030	3,150,512
2,100,000	5.000	09/01/2031	2,491,083
1,700,000	5.000	09/01/2032	2,002,141
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
10,125,000	1.549	10/01/2025	10,209,949

			52,651,472

Wisconsin – 0.7%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
1,000,000	4.300	11/01/2030	1,075,680
Public Finance Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 A (A-/NR)(e)
2,000,000	5.000	11/15/2041	2,303,860
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
220,000	4.000	07/01/2026	247,947
220,000	4.000	07/01/2027	251,066
220,000	4.000	07/01/2028	254,698
220,000	4.000	07/01/2029	252,659
265,000	4.000	07/01/2030	301,586
355,000	4.000	07/01/2031	401,729
420,000	4.000	07/01/2032	472,059
175,000	4.000	07/01/2033	195,580
130,000	4.000	07/01/2034	144,916
155,000	4.000	07/01/2035	172,087
220,000	4.000	07/01/2036	243,302
220,000	4.000	07/01/2037	242,576
265,000	4.000	07/01/2038	291,397
265,000	4.000	07/01/2039	290,668
265,000	4.000	07/01/2040	289,998
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(g)
470,000	4.000	06/15/2030	475,001
815,000	5.000	06/15/2040	856,736
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
500,000	5.200	12/01/2037	536,540
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(g)
425,000	3.000	04/01/2025	409,806
500,000	5.000	04/01/2030	530,460
510,000	5.000	04/01/2040	517,829
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(g)
370,000	5.000	06/01/2029	393,524
710,000	5.000	06/01/2039	723,263
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,000,000	4.000	01/01/2030	1,000,780
8,955,000	4.000	01/01/2046	7,502,230
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(g)
605,000	4.000	09/01/2029	548,045
770,000	5.000	09/01/2039	706,745
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(g)
2,770,000	6.125	10/01/2049	2,521,254
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (A-/NR)
2,000,000	2.875	05/01/2027	2,112,780
Public Finance Authority RB Series 2019 A-1 (NR/NR)(g)
24,345	5.500	12/01/2048	12,173

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Series 2019 A-2 (NR/NR)(g)
$51,733	7.250%	12/01/2048	$ 25,866
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
425,000	5.000	11/15/2044	434,550
570,000	5.000	11/15/2049	581,075
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB+/NR)
6,000,000	5.250	07/01/2028	6,257,700
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(f)
13,850,000	0.000	12/15/2027	10,291,104
Public Finance Authority Waste Management Inc. Project RB Refunding Series 2016 A-3 (AMT) (A-/NR)(c)(d)
10,000,000	2.000	06/01/2021	10,055,200
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
350,000	4.000	03/15/2030	388,199
345,000	4.000	03/15/2040	364,258
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
1,185,000	3.000	02/01/2042	1,151,974
390,000	4.000	02/01/2045	409,036
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (BBB-/NR)
275,000	4.000	09/15/2021	276,562
225,000	4.000	09/15/2022	226,928
250,000	4.000	09/15/2023	252,612
365,000	4.000	09/15/2024	368,373

			57,362,411

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
22,700,000	3.625	07/15/2039	24,089,013

TOTAL MUNICIPAL BONDS (Cost $7,289,097,745)			$7,527,694,868

Corporate Bonds – 0.2%
Consumer Services – 0.0%
Howard University Series 2020
$1,250,000	2.516%	10/01/2025	$ 1,321,642
1,840,000	2.657	10/01/2026	1,975,735
1,500,000	2.757	10/01/2027	1,589,245
1,545,000	2.845	10/01/2028	1,555,601

			6,442,223

Health Care Equipment & Services – 0.1%
CommonSpirit Health
470,000	4.350	11/01/2042	488,807
Prime Healthcare Foundation, Inc. Series B
4,975,000	7.000	12/01/2027	6,012,529

			6,501,336

Real Estate – 0.1%
Benloch Ranch Improvement Association No. 1 Series 2020(e)
5,825,000	9.750	12/01/2039	5,825,000

TOTAL CORPORATE BONDS (Cost $17,286,984)			$ 18,768,559

TOTAL INVESTMENTS – 96.9% (Cost $7,306,384,729)			$7,546,463,427

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%			238,126,016

NET ASSETS – 100.0%			$7,784,589,443

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Zero coupon bond until next reset date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2020.

(d)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	When-issued security.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.418%	Bank of America NA	03/20/2023	USD 1,000	$15,934	$(13,485)	$29,419
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.418	JPMorgan Chase Bank NA	03/20/2023	1,000	15,934	(13,486)	29,420

TOTAL						$31,868	$(26,971)	$58,839

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.1%
Alabama – 1.9%
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/Caa2)
$14,525,000	5.750%	10/01/2049	$ 12,443,422
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
2,625,000	5.000	10/01/2030	3,048,150
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/2038	5,635,920
6,000,000	0.000	10/01/2042	5,855,100
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
8,300,000	6.000	10/01/2042	9,518,025
19,850,000	7.000	10/01/2051	23,357,495
81,815,000	6.500	10/01/2053	94,925,036

			154,783,148

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
6,280,000	5.000	06/01/2046	6,281,256
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(b)
6,780,000	0.000	06/01/2046	735,088

			7,016,344

Arizona – 1.8%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,681,800
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
(3 Mo. LIBOR + 0.81%),
63,640,000	1.770	01/01/2037	59,462,670
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
665,000	4.000	07/01/2047	709,535
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,500,000	4.000	11/01/2049	1,574,655
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BB+/NR)
1,000,000	5.000	01/01/2043	929,820
5,250,000	4.500	01/01/2049	4,406,325
3,300,000	5.000	01/01/2054	2,960,925
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BB/NR)
575,000	5.000	01/01/2043	488,187
3,200,000	5.000	01/01/2049	2,619,840
1,000,000	5.125	01/01/2054	820,240
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (NR/Baa2)
1,000,000	5.000	05/01/2038	1,009,930
2,780,000	5.000	05/01/2043	2,805,993
2,500,000	5.000	05/01/2048	2,521,650
2,000,000	5.000	05/01/2051	2,008,800
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A+/A1)
1,625,000	3.000	07/01/2049	1,674,823
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A+/A1)
1,085,000	4.000	07/01/2044	1,189,344
3,540,000	5.000	07/01/2044	4,254,089
2,710,000	3.250	07/01/2049	2,753,360
1,625,000	5.000	07/01/2049	1,941,079

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
$1,250,000	6.250%	12/01/2042	$ 1,263,525
1,325,000	6.250	12/01/2046	1,338,807
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
635,000	3.500	07/01/2029	615,880
600,000	4.100	07/01/2034	565,734
1,925,000	4.750	07/01/2043	1,782,820
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)(d)
3,100,000	6.000	08/01/2028	2,905,475
16,130,000	6.250	08/01/2040	14,436,350
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB/Baa2)
5,000,000	6.250	01/01/2038	5,043,950
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(d)
700,000	5.000	07/01/2050	714,749
700,000	5.000	07/01/2054	711,669
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
1,500,000	5.000	07/01/2049	1,770,630
1,650,000	5.000	07/01/2054	1,940,944
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(d)
250,000	5.500	05/01/2040	258,455
950,000	5.750	05/01/2050	981,844
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,598,026
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,563,432
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,404,070
1,900,000	5.000	12/01/2054	1,737,531
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
850,000	5.000	07/01/2037	891,080
1,000,000	5.000	07/01/2042	1,034,630
University Medical Center Corp. RB Series 2011 (NR/WR)(e)
3,500,000	6.000	07/01/2021	3,693,795

			151,066,461

Arkansas – 0.2%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
7,235,000	5.000	12/01/2047	8,591,924
5,370,000	3.200	12/01/2049	5,474,071

			14,065,995

California – 11.9%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa2)(b)
1,600,000	0.000	08/01/2026	1,483,632
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (A-/A1)
3,000,000	5.000	08/01/2040	3,449,100

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(b)
$4,995,000	0.000%	08/01/2037	$ 3,292,354
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(b)
1,850,000	0.000	08/01/2036	1,195,562
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
465,000	5.000	05/01/2040	558,372
1,000,000	5.000	05/01/2043	1,193,860
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
2,750,000	4.000	09/01/2050	2,915,852
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(b)
1,055,000	0.000	08/01/2025	1,004,719
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
2,755,000	5.250	05/01/2048	2,824,095
2,850,000	5.250	05/01/2053	2,912,159
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
875,000	4.000	06/01/2049	956,611
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
620,000	5.000	06/01/2049	718,146
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(b)
32,690,000	0.000	06/01/2055	5,563,511
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(b)
130,120,000	0.000	06/01/2055	12,517,544
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
1,500,000	5.000	02/01/2042	1,761,060
4,000,000	5.000	02/01/2047	4,664,800
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
8,100,000	5.000	11/15/2056	9,543,177
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (NR/Baa3)
1,400,000	5.000	05/15/2049	1,585,458
950,000	5.000	05/15/2052	1,073,899
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,800,000	5.000	02/01/2042	2,036,520
17,675,000	5.000	02/01/2047	19,864,756
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
7,605,000	5.000	12/31/2043	8,623,233
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(d)
1,135,000	5.000	07/01/2052	1,165,611
California Municipal Finance Authority RB for United Airlines, Inc. Project Series 2019 (AMT) (BB-/NR)
12,655,000	4.000	07/15/2029	12,748,774
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
250,000	5.000	10/01/2034	281,640
250,000	5.000	10/01/2036	279,315
300,000	5.000	10/01/2037	334,437
300,000	5.000	10/01/2038	333,096
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
1,090,000	5.000	10/01/2049	1,161,003
1,740,000	5.000	10/01/2054	1,845,896

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
$6,625,000	5.000%	12/31/2037	$ 7,620,605
California Pollution Control Financing Authority RB for CalPlant I LLC Series 2017 (AMT) (NR/NR)(d)
2,000,000	7.000	07/01/2022	1,080,000
4,440,000	8.000	07/01/2039	2,386,500
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(d)
7,550,000	6.750	12/01/2028	7,255,097
45,930,000	7.500	12/01/2040	43,766,238
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(d)
15,850,000	5.000	11/21/2045	17,832,359
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(d)
1,540,000	5.000	06/15/2050	1,579,948
1,030,000	5.000	06/15/2055	1,049,034
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(d)
750,000	5.000	07/01/2050	777,307
1,000,000	5.000	07/01/2058	1,028,520
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
1,540,000	5.000	09/01/2030	1,705,057
1,635,000	5.000	09/01/2037	1,771,670
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(d)
2,880,000	7.250	09/01/2050	2,949,466
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	868,411
685,000	5.000	09/02/2049	762,775
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
1,620,000	5.000	09/02/2038	1,858,383
625,000	5.000	09/02/2043	708,400
1,940,000	5.000	09/02/2048	2,180,153
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,425,000	5.000	09/02/2039	1,643,980
950,000	5.000	09/02/2044	1,085,004
1,000,000	5.000	09/02/2048	1,137,670
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	1,062,147
1,080,000	5.000	09/02/2044	1,185,743
1,570,000	5.000	09/02/2049	1,716,104
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(d)
375,000	5.000	06/01/2034	384,750
475,000	5.000	06/01/2039	479,745
1,340,000	5.000	06/01/2051	1,321,254
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	1,953,787
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(d)
9,000,000	5.500	12/01/2058	9,716,310

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
$500,000	5.000%	08/01/2038	$ 598,225
3,000,000	4.000	08/01/2045	3,130,770
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(d)
2,350,000	5.250	07/01/2039	2,380,245
3,125,000	5.250	07/01/2049	3,102,906
1,450,000	5.250	07/01/2052	1,432,281
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(d)
1,270,000	3.000	11/01/2022	1,267,130
935,000	5.000	11/01/2032	990,801
1,875,000	5.000	11/01/2041	1,935,243
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (AA-/NR)
2,850,000	5.000	08/15/2038	3,381,154
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
1,200,000	5.000	04/01/2047	1,344,156
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB-/NR)
6,235,000	5.500	12/01/2054	6,686,289
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)(f)
805,000	4.000	09/02/2050	803,028
945,000	5.000	09/02/2050	1,042,769
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,220,000	5.000	09/02/2038	2,551,890
2,500,000	5.000	09/02/2048	2,809,475
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
3,750,000	5.000	05/15/2042	4,083,450
5,750,000	5.000	05/15/2047	6,224,893
5,640,000	5.000	05/15/2050	6,095,148
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(b)
35,600,000	0.000	06/01/2046	4,664,312
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/Baa2)(b)
7,000,000	0.000	09/01/2033	5,178,460
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000	09/01/2037	182,844
195,000	3.000	09/01/2038	184,291
205,000	3.000	09/01/2039	195,646
210,000	3.000	09/01/2040	198,148
715,000	3.125	09/01/2044	676,161
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000	4.000	09/01/2040	553,342
1,500,000	4.000	09/01/2045	1,587,195
3,000,000	4.000	09/01/2050	3,160,410
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)(e)
750,000	6.500	12/01/2021	815,107
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(d)(f)
2,850,000	5.000	09/01/2050	3,067,426
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,244,470
City of Oakland GO Bonds Series 2020 B-1 (AA/Aa1)
4,750,000	3.000	01/15/2050	5,010,538

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Oroville RB for Oroville Hospital Series 2019 (BB/NR)
$1,900,000	5.250%	04/01/2034	$ 2,065,775
3,565,000	5.250	04/01/2039	3,812,446
14,580,000	5.250	04/01/2049	15,318,477
13,840,000	5.250	04/01/2054	14,430,553
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
600,000	5.000	09/02/2030	651,462
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	536,500
700,000	5.000	09/01/2049	748,342
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(d)
280,000	5.000	09/01/2032	314,031
700,000	5.000	09/01/2037	778,260
1,745,000	5.000	09/01/2047	1,913,567
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
1,100,000	4.000	09/01/2045	1,116,412
1,500,000	4.000	09/01/2050	1,515,720
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	442,786
535,000	5.000	09/01/2049	583,054
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,362,923
200,000	4.000	09/01/2045	209,488
1,420,000	5.000	09/01/2049	1,570,520
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000	09/01/2050	631,310
1,875,000	4.000	09/01/2050	1,966,819
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A-/Baa2)(b)
1,305,000	0.000	08/01/2027	1,183,583
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
2,285,000	5.000	09/01/2037	2,612,578
6,680,000	5.000	09/01/2047	7,515,534
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
460,000	3.125	09/01/2044	438,647
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/Baa2)(b)
5,400,000	0.000	08/01/2032	4,301,532
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (AA-/WR)(b)
4,180,000	0.000	04/01/2029	3,668,786
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(b)
3,460,000	0.000	10/01/2032	2,752,984
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(b)
12,000,000	0.000	01/15/2035	7,981,200
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
37,510,000	3.950	01/15/2053	40,203,968
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(a)
1,000,000	0.000	01/15/2032	1,172,680

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
$200,000	5.000%	09/01/2027	$ 201,106
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(b)
77,260,000	0.000	06/01/2047	16,155,066
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(b)
147,670,000	0.000	06/01/2047	30,080,379
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
2,130,000	5.000	06/01/2045	2,448,414
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
8,900,000	5.000	06/01/2047	9,008,224
5,400,000	5.250	06/01/2047	5,491,908
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
3,500,000	5.000	06/01/2047	3,542,560
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
27,780,000	5.300	06/01/2037	28,613,400
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(b)
100,945,000	0.000	06/01/2036	35,782,984
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(b)
51,235,000	0.000	06/01/2047	8,583,400
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(b)
260,660,000	0.000	06/01/2057	20,560,861
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (AA/NR)
1,150,000	5.000	09/01/2051	1,341,233
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,892,923
1,925,000	5.000	03/01/2057	2,184,451
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	3,025,550
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/2024	215,952
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(b)
49,925,000	0.000	08/01/2050	20,156,720
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A/NR)
1,625,000	6.750	09/01/2026	1,723,751
1,500,000	7.000	09/01/2031	1,588,080
875,000	7.250	09/01/2038	924,656
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(b)
3,760,000	0.000	08/01/2035	2,757,434
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
14,850,000	6.500	11/01/2039	23,276,781
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/2039	3,134,920
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
9,870,000	6.125	11/01/2029	12,469,561
21,765,000	6.500	11/01/2039	34,115,767
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
7,000,000	0.000	08/01/2030	7,671,300

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(b)
$860,000	0.000%	08/01/2025	$ 819,012
1,105,000	0.000	08/01/2026	1,031,473
5,550,000	0.000	08/01/2030	4,720,997
7,855,000	0.000	08/01/2032	6,287,142
7,000,000	0.000	08/01/2034	5,275,690
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	3,240,871
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	302,190
200,000	5.000	08/15/2028	245,500
2,900,000	5.000	08/15/2047	3,298,953
Oxnard School District GO Bonds Election of 2016 Series 2016 B (BAM) (AA/NR)(g)
7,800,000	2.000	08/01/2021	8,612,370
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,500,000	5.000	11/01/2047	13,210,280
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
10,750,000	7.000	08/01/2038	15,463,875
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(b)
1,840,000	0.000	08/01/2025	1,762,076
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (AA-/Aa3)(b)
1,300,000	0.000	08/01/2040	805,974
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2030	547,730
650,000	4.000	09/01/2031	704,866
900,000	3.000	09/01/2032	909,171
820,000	3.000	09/01/2033	824,912
750,000	3.000	09/01/2034	751,935
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000	09/01/2049	435,928
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/Aa3)(b)
6,185,000	0.000	08/01/2036	3,981,965
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,219,334
880,000	5.250	09/01/2034	943,369
6,815,000	5.500	09/01/2045	7,262,541
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	24,036,300
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(b)
2,220,000	0.000	10/01/2033	1,660,116
2,220,000	0.000	10/01/2035	1,560,238
1,840,000	0.000	10/01/2037	1,216,847
5,100,000	0.000	10/01/2038	3,269,865
8,425,000	0.000	10/01/2039	5,246,079
13,395,000	0.000	10/01/2040	8,032,312
7,275,000	0.000	10/01/2041	4,211,134
6,360,000	0.000	10/01/2042	3,557,784
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/2025	1,317,218
1,950,000	6.750	10/01/2030	2,102,861

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (A/NR)
$2,000,000	5.750%	06/01/2048	$ 2,156,020
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)(f)
395,000	4.000	09/01/2045	420,027
835,000	4.000	09/01/2050	883,998
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	925,894
1,865,000	5.000	09/01/2033	2,162,020
2,250,000	5.000	09/01/2035	2,576,790
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000	09/01/2049	1,090,400
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(c)
	(3 Mo. LIBOR + 0.53%),
6,405,000	0.765	12/01/2035	5,550,125
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(c)
	(3 Mo. LIBOR + 0.55%),
3,920,000	0.785	06/01/2034	3,621,296
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A1)(b)
1,420,000	0.000	08/01/2025	1,346,856
San Diego County Regional Airport Authority RB Refunding Series 2019 B (AMT) (A/NR)
1,000,000	4.000	07/01/2044	1,102,030
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(b)
10,000,000	0.000	07/01/2030	8,498,100
3,005,000	0.000	07/01/2031	2,482,010
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 A (AMT) (A+/A1)
1,145,000	5.000	05/01/2049	1,372,294
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(e)
500,000	6.750	02/01/2021	518,570
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(e)
435,000	6.625	02/01/2021	450,451
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
3,000,000	5.000	01/15/2029	3,428,550
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(b)
1,580,000	0.000	08/01/2024	1,538,383
1,595,000	0.000	08/01/2025	1,527,452
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/2042	2,100,040
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/2044	2,107,000
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/2042	2,061,740
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(b)
88,700,000	0.000	06/01/2056	9,560,086
State of California GO Bonds RMKT 10/01/12 Series 2004 A-5 (AA+/Aa1)(g)(h)
16,310,000	0.050	07/01/2020	16,310,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
$4,000,000	5.250%	09/01/2042	$ 4,198,640
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (BBB+/NR)
4,740,000	5.000	06/01/2048	5,589,029
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,700,000	5.000	06/01/2048	4,263,547
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(b)
9,510,000	0.000	06/01/2054	1,566,012
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
995,000	5.000	10/01/2045	1,215,502
1,045,000	5.000	10/01/2049	1,271,786
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,995,000	2.400	10/01/2049	1,990,990
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	826,575
1,000,000	5.000	09/01/2045	1,084,460
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)(e)
1,500,000	6.875	12/01/2021	1,638,135
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/2031	1,079,300
5,000,000	7.500	09/01/2042	5,389,950
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,532,286
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(b)
8,360,000	0.000	08/01/2034	6,196,181
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
19,135,000	0.000	08/01/2042	19,826,539

			978,408,102

Colorado – 5.0%
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
750,000	5.000	12/01/2037	749,100
1,065,000	5.125	12/01/2047	1,037,970
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(d)
1,930,000	0.000	12/01/2049	1,375,202
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/2046	2,378,135
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(d)
1,185,000	5.250	12/01/2049	1,187,228
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	667,990
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,500,000	5.125	12/01/2048	2,456,525

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
$1,000,000	6.375%	12/15/2047	$ 1,007,560
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,256,547
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,801,100
4,000,000	6.125	12/01/2047	4,121,120
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	2,060,560
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	504,620
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
790,000	4.375	12/01/2032	790,466
Colorado Crossing Metropolitan District No. 2 Limited Property Tax Supported RB Series 2017 (NR/NR)
7,390,000	7.500	12/01/2047	7,326,003
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(d)
4,000,000	5.000	10/01/2049	4,045,760
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
2,750,000	5.000	11/01/2054	2,904,605
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (A-/NR)
3,500,000	4.500	12/01/2033	3,502,905
3,500,000	5.000	12/01/2033	3,628,625
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (A-/NR)
3,000,000	5.750	12/01/2036	3,239,400
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (NR/WR)(e)
3,000,000	5.625	06/01/2023	3,461,220
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
2,115,000	4.000	08/01/2044	2,279,145
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
7,170,000	5.000	08/01/2044	8,416,648
4,420,000	4.000	08/01/2049	4,737,444
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (A-/NR)(e)
4,410,000	5.000	06/01/2027	5,673,906
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
2,045,000	4.000	11/01/2039	2,268,396
8,790,000	5.000	11/01/2039	10,617,177
4,790,000	5.000	11/01/2044	5,709,536
2,300,000	5.000	11/01/2049	2,725,132
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/2047	1,032,782
965,000	5.000	12/31/2051	1,030,446
2,980,000	5.000	12/31/2056	3,170,899
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/2041	12,881,605
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	3,011,280
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,787,509

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
$4,240,000	5.000%	12/01/2039	$ 3,854,287
1,750,000	5.000	12/01/2043	1,548,628
Copperleaf Metropolitan District No. 2 GO Refunding Series 2019 B (NR/NR)
510,000	5.000	12/15/2049	514,503
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding Series 2015 (NR/NR)
500,000	5.250	12/01/2030	512,995
2,000,000	5.750	12/01/2045	2,037,660
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)
500,000	5.000	12/01/2037	505,410
700,000	5.125	12/01/2047	703,087
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
506,000	7.625	12/15/2047	511,520
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)
2,000,000	5.250	12/01/2048	2,010,720
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)
820,000	7.500	12/15/2048	828,913
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,006,060
2,100,000	5.250	12/01/2047	2,106,657
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,835,000	5.000	12/01/2049	3,742,500
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(d)
4,165,000	5.500	12/01/2039	4,111,022
10,900,000	5.750	12/01/2049	10,747,182
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(d)
2,370,000	8.000	12/15/2049	2,318,571
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (BB-/NR)
17,970,000	5.000	10/01/2032	18,065,780
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(d)
5,555,000	5.000	12/01/2028	6,607,284
7,200,000	5.000	12/01/2034	8,270,280
4,800,000	4.000	12/01/2035	5,124,816
4,800,000	4.000	12/01/2036	5,108,016
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,503,987
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,269,000	8.000	08/01/2047	1,275,142
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
665,000	5.000	12/01/2030	706,576
2,500,000	5.000	12/01/2032	2,650,450
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
425,000	5.000	12/01/2032	498,865
1,825,000	4.000	12/01/2038	1,939,263
1,690,000	5.000	12/01/2048	1,904,157
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
1,185,000	4.000	12/01/2038	1,264,798
1,900,000	4.000	12/01/2039	2,022,341
950,000	4.000	12/01/2040	1,008,263
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,800,000	5.000	06/01/2049	3,697,894
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A2)(b)
3,000,000	0.000	09/01/2039	1,395,720

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(b)
$15,000,000	0.000%	09/01/2028	$ 13,300,200
4,100,000	0.000	09/01/2034	3,022,889
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(b)
1,715,000	0.000	09/01/2028	1,096,708
E-470 Public Highway Authority RB Series 2010 A (A/A2)(b)
20,000,000	0.000	09/01/2040	11,789,400
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
1,580,000	5.000	08/01/2049	1,641,557
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	532,541
Fitzsimons Village Metropolitan District No. 1 GO Refunding Bonds Series 2020 A (NR/NR)
1,045,000	5.000	12/01/2049	1,010,588
Forest Trace Metropolitan District No. 3 GO Unlimited Bonds Series 2016 A (NR/NR)(e)
1,000,000	5.000	12/01/2021	1,095,980
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,559,850
Haskins Station Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2039	649,617
925,000	5.000	12/01/2049	890,451
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/Baa2)
3,930,000	4.000	12/01/2047	4,291,206
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,004,710
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	4,181,578
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	685,971
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,268,288
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,592,858
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,390,880
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	953,471
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,268,719
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,360,677
5,380,000	5.750	12/01/2047	5,510,142
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
330,000	4.000	12/01/2032	361,452
320,000	4.000	12/01/2033	346,832
190,000	4.000	12/01/2034	205,996
550,000	4.000	12/01/2036	590,282
215,000	4.000	12/01/2038	229,117
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
2,095,000	4.375	12/01/2031	2,074,741
1,825,000	5.000	12/01/2046	1,829,928
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
4,711,000	7.250	12/15/2049	4,569,576

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
$1,500,000	5.125%	12/01/2049	$ 1,487,535
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(d)
1,000,000	5.000	12/01/2040	1,008,570
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	800,424
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	2,042,480
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(d)
3,000,000	5.000	12/15/2041	3,009,780
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
4,200,000	6.500	11/15/2038	6,306,216
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000	12/01/2049	9,603,005
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,153,945
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(d)
1,055,000	5.000	12/01/2050	1,033,942
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,464,697
5,695,000	5.000	12/01/2049	5,574,494
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
550,000	5.125	12/01/2037	559,444
1,000,000	5.125	12/01/2043	1,007,290
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)
635,000	7.250	12/15/2035	642,639
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
750,000	4.500	12/01/2031	753,548
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
1,500,000	5.500	12/01/2046	1,529,580
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,460,730
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
375,000	4.000	12/01/2039	424,538
750,000	4.000	12/01/2044	838,200
2,210,000	3.000	12/01/2049	2,266,178
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,226,945
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	508,885
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,554,539
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
650,000	5.000	12/01/2039	751,621
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
8,920,000	5.000	12/01/2038	8,961,656
18,750,000	5.000	12/01/2047	18,756,563
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,035,940

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (NR/Baa3)
$8,000,000	6.000%	12/01/2050	$ 9,487,280
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,767,368
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
880,000	5.250	12/01/2037	885,667
2,400,000	5.375	12/01/2047	2,414,736
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)(f)
805,000	5.000	12/01/2050	963,134
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
1,205,000	3.250	12/15/2050	1,275,987
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,434,525
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(e)
1,725,000	9.500	12/01/2021	1,968,605
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)
880,000	5.000	12/01/2047	882,033
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,490,000	7.375	12/15/2047	1,498,672
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,015,730
2,500,000	5.000	12/01/2047	2,505,775
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(d)
980,000	5.000	12/01/2050	998,551
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	184,015
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,534,785
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	999,930
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,579,920

			407,414,195

Connecticut – 0.6%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
900,000	5.500	08/01/2034	1,059,057
500,000	5.500	08/01/2035	586,080
420,000	5.500	08/01/2036	490,493
400,000	5.500	08/01/2037	465,804
410,000	5.500	08/01/2038	476,198
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(g)(h)
20,535,000	0.020	07/01/2020	20,535,000
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
1,015,000	4.000	07/01/2039	1,027,403
3,500,000	4.000	07/01/2044	3,497,725
3,500,000	4.000	07/01/2049	3,461,290
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(d)
20,200,000	7.000	02/01/2045	19,267,568
State of Connecticut GO Bonds Series 2018 C (A/A1)
450,000	5.000	06/15/2032	558,113

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
$500,000	4.000%	04/15/2037	$ 570,975
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	564,170

			52,559,876

Delaware – 0.3%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
4,639,000	5.450	07/01/2035	4,395,545
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (A-/Baa1)
3,000,000	5.400	02/01/2031	3,008,550
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (A-/NR)
3,785,000	5.000	11/15/2048	4,236,323
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa2)
2,050,000	5.375	10/01/2045	2,054,736
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (AA-/NR)
6,130,000	4.000	07/01/2043	6,586,992
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
855,000	5.000	08/01/2049	928,581
795,000	5.000	08/01/2054	860,492
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
1,900,000	5.000	09/01/2050	2,188,648

			24,259,867

District of Columbia – 1.2%
District of Columbia RB for International School Series 2019 (BBB/NR)
1,275,000	5.000	07/01/2049	1,394,200
1,140,000	5.000	07/01/2054	1,242,326
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
655,000	4.000	07/01/2044	683,473
1,300,000	4.000	07/01/2049	1,350,271
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/2041	30,848,500
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (A-/Baa1)
37,100,000	6.500	10/01/2044	47,934,684
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
805,000	4.000	10/01/2044	871,565
1,075,000	5.000	10/01/2047	1,260,309
1,610,000	4.000	10/01/2049	1,732,441
2,955,000	4.000	10/01/2053	3,166,164
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,470,000	3.000	10/01/2050	2,474,964
4,095,000	4.000	10/01/2053	4,404,664

			97,363,561

Florida – 14.3%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,725,000	4.750	05/01/2036	3,882,307

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
$630,000	5.000%	05/01/2039	$ 659,723
1,035,000	5.100	05/01/2049	1,082,848
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,511,760
5,755,000	4.000	05/01/2051	5,580,969
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,025,000	6.300	05/01/2035	3,086,377
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
1,725,000	3.500	05/01/2031	1,824,481
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
3,970,000	3.500	05/01/2032	4,436,713
6,700,000	3.700	05/01/2036	7,460,249
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
745,000	4.625	05/01/2028	762,872
1,815,000	5.000	05/01/2036	1,901,376
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
3,925,000	6.900	05/01/2025	3,964,485
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,560,000	6.900	05/01/2036	3,589,228
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
930,000	6.900	05/01/2036	930,809
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
530,000	4.000	11/01/2040	521,107
3,320,000	4.000	11/01/2050	3,209,178
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(d)
1,845,000	5.100	05/01/2039	1,931,678
3,080,000	5.200	05/01/2049	3,221,772
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	673,570
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
750,000	5.750	05/01/2048	863,692
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,850,000	6.000	05/01/2048	2,140,894
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
900,000	4.500	06/01/2039	932,985
1,630,000	4.625	06/01/2049	1,671,255
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
185,000	4.250	11/01/2021	187,239
915,000	4.750	11/01/2026	955,644
705,000	5.000	11/01/2031	735,752
6,030,000	5.250	11/01/2046	6,305,812
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(d)
935,000	5.000	11/01/2049	992,886
750,000	5.125	11/01/2049	803,640
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
320,000	4.500	11/01/2025	331,680
975,000	5.000	11/01/2036	1,052,044
1,075,000	5.000	11/01/2048	1,148,111

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
$1,855,000	4.250%	05/01/2029	$ 2,073,222
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
920,000	5.000	05/01/2035	964,178
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
950,000	3.750	05/01/2031	1,059,316
1,100,000	4.000	05/01/2037	1,184,722
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
1,610,000	4.250	05/01/2031	1,809,237
2,810,000	4.250	05/01/2037	3,095,637
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(d)
2,620,000	6.375	11/01/2049	2,733,839
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
595,000	6.000	11/01/2027	685,511
490,000	3.750	11/01/2031	500,545
2,980,000	6.500	11/01/2043	3,718,593
1,495,000	4.125	11/01/2046	1,502,400
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	897,897
1,000,000	6.500	11/01/2043	1,193,590
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
105,000	3.500	05/01/2021	105,287
500,000	4.100	05/01/2026	512,095
1,755,000	4.700	05/01/2036	1,797,137
3,200,000	4.875	05/01/2047	3,268,992
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	311,317
950,000	4.000	06/15/2050	910,281
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	916,101
2,650,000	4.500	06/15/2049	2,708,777
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	545,174
1,590,000	4.000	05/01/2050	1,553,589
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
7,020,000	5.750	05/01/2035	7,612,558
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(d)
390,000	3.875	11/01/2023	392,773
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	982,720
1,350,000	4.000	12/15/2049	1,294,204
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (CC/NR)
31,915,000	5.875	07/01/2054	24,653,061
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(d)
55,260,000	5.250	12/01/2058	51,805,145
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(d)
1,155,000	5.000	12/15/2049	1,142,676
1,075,000	5.000	12/15/2054	1,044,029

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
$290,000	4.000%	05/01/2024	$ 293,080
500,000	5.125	05/01/2038	515,840
1,000,000	5.250	05/01/2049	1,030,880
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	389,194
500,000	4.500	12/15/2032	525,700
975,000	4.700	12/15/2037	1,027,065
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
200,000	3.500	11/01/2020	202,132
210,000	3.750	11/01/2021	219,296
215,000	3.875	11/01/2022	227,326
25,000	4.000	11/01/2023	26,502
1,705,000	4.500	11/01/2031	1,800,514
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
675,000	3.750	05/01/2040	646,744
750,000	4.000	05/01/2050	717,330
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,514,107
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(d)
900,000	5.500	10/01/2036	979,272
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(d)
5,400,000	5.000	10/01/2049	5,928,930
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,944,845
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
1,495,000	4.000	07/01/2045	1,650,660
1,740,000	5.000	07/01/2050	2,106,896
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BBB-/NR)
480,000	5.000	01/01/2037	493,718
1,725,000	5.000	01/01/2047	1,738,058
1,615,000	5.000	01/01/2052	1,621,654
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(a)
25,620,000	0.000	05/01/2046	27,272,746
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/2026	2,575,620
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(d)
500,000	4.750	06/15/2039	530,685
1,000,000	5.000	06/15/2049	1,059,930
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
2,990,000	3.500	05/01/2032	3,186,652
1,500,000	3.625	05/01/2035	1,590,780
1,750,000	3.750	05/01/2046	1,824,428
Concorde Estates Community Development District RB for Capital Improvement Series 2017 B (NR/NR)(b)
4,705,000	0.000	11/01/2027	2,869,627
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(i)
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(i)
3,980,000	5.000	05/01/2011	40

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
$3,195,000	5.850%	05/01/2035	$ 2,754,346
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,450,000	5.850	05/01/2035	1,082,236
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(b)(i)
2,939,931	0.000	11/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
220,000	3.875	11/01/2024	222,827
270,000	4.000	11/01/2029	278,724
500,000	4.750	11/01/2038	527,800
1,000,000	5.000	11/01/2049	1,052,110
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	423,113
1,000,000	4.250	12/15/2049	1,003,860
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
3,525,000	5.125	11/01/2050	3,817,998
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	870,139
1,407,000	4.250	05/01/2038	1,545,379
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
960,000	3.750	05/01/2029	1,038,240
County of Broward RB for Airport System Series 2019 A (AMT) (A+/A1)
4,505,000	4.000	10/01/2049	4,900,629
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,060,000	4.000	09/01/2044	2,193,570
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
1,340,000	5.000	10/01/2049	1,588,248
1,610,000	4.000	10/01/2054	1,746,367
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (BBB/NR)
500,000	4.000	05/01/2038	543,190
1,175,000	4.125	05/01/2048	1,273,030
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,570,000	4.700	11/01/2039	1,624,605
2,500,000	4.750	11/01/2049	2,578,675
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
525,000	4.000	06/15/2040	522,133
1,500,000	4.000	06/15/2050	1,439,235
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,170,000	5.125	11/01/2048	3,358,805
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,795,000	5.400	05/01/2039	1,870,282
2,855,000	5.500	05/01/2044	2,981,505
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,660,000	5.400	05/01/2049	2,797,096
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,000,000	4.750	12/15/2038	1,076,530
2,995,000	5.000	12/15/2048	3,214,504

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
$3,090,000	3.750%	05/01/2034	$ 3,432,032
4,275,000	4.000	05/01/2037	4,713,401
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,000,000	5.000	11/01/2048	1,030,500
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	523,380
920,000	5.000	11/01/2049	963,967
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB/Baa2)
27,000,000	6.000	08/15/2036	27,124,200
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (AA/A2)
4,745,000	3.000	08/15/2050	4,847,255
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
3,240,000	4.000	08/15/2045	3,600,320
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
7,640,000	4.000	08/15/2045	8,174,800
6,690,000	4.000	08/15/2050	7,116,621
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	974,136
3,560,000	4.125	11/01/2050	3,495,101
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
400,000	4.000	11/01/2040	395,588
1,725,000	4.125	11/01/2050	1,693,553
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
905,000	6.375	11/01/2026	997,907
3,245,000	7.000	11/01/2045	3,819,495
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
900,000	5.250	11/01/2035	937,161
1,360,000	5.375	11/01/2046	1,416,766
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,245,000	5.000	11/01/2039	1,304,374
1,800,000	5.125	11/01/2049	1,884,852
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,570,000	5.000	05/01/2035	2,912,324
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	183,490
500,000	4.200	05/01/2050	495,280
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,475,000	4.375	05/01/2034	1,557,231
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)(f)
1,250,000	3.000	11/01/2041	1,226,713
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(d)
3,150,000	5.000	12/15/2049	3,502,517
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(d)(g)(h)
3,000,000	6.250	01/01/2024	2,670,480
14,940,000	6.375	01/01/2026	13,168,415
42,000,000	6.500	01/01/2029	37,021,320

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(d)
$1,750,000	4.750%	06/01/2038	$ 1,654,958
3,000,000	5.000	06/01/2048	2,836,110
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
2,580,000	5.000	03/01/2044	2,762,845
1,550,000	5.000	03/01/2049	1,648,533
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB+/NR)
6,060,000	5.000	03/01/2047	6,372,211
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)(e)
600,000	5.000	04/01/2022	648,336
5,830,000	5.250	04/01/2022	6,325,025
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	771,668
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,000,000	4.125	11/01/2039	1,013,670
4,580,000	4.375	11/01/2049	4,667,707
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/2031	770,490
1,000,000	4.125	05/01/2038	1,074,970
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (BBB/NR)
1,855,000	3.250	11/01/2049	1,854,629
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	242,013
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,247,955
5,000,000	5.000	11/15/2036	5,033,000
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
3,540,000	5.000	10/01/2047	4,111,887
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
3,000,000	4.375	11/01/2049	3,062,100
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,520,000	4.500	05/01/2036	1,548,515
2,295,000	4.625	05/01/2046	2,340,281
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
925,000	3.750	05/01/2034	940,568
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,140,000	3.875	05/01/2039	2,179,226
1,400,000	4.100	05/01/2048	1,430,296
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(d)
1,725,000	4.000	05/01/2031	1,934,881
1,335,000	4.250	05/01/2035	1,484,533
1,810,000	4.250	05/01/2039	1,994,023
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	625,901
1,150,000	4.000	11/01/2051	1,102,321
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	195,560
500,000	4.250	11/01/2051	492,275

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
$755,000	5.000%	05/01/2034	$ 831,504
2,170,000	5.125	05/01/2045	2,394,183
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/2031	546,340
500,000	5.150	05/01/2034	543,010
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,895,000	5.700	05/01/2036	1,907,526
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/2031	2,424,839
2,000,000	4.350	05/01/2036	2,159,800
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	461,490
665,000	4.000	05/01/2050	647,861
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(d)
1,000,000	4.875	12/15/2038	1,041,890
1,000,000	5.000	12/15/2048	1,042,040
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,000,000	4.250	05/01/2031	1,127,180
2,150,000	4.250	05/01/2036	2,356,637
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
1,000,000	4.375	11/01/2050	1,010,300
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,515,756
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	185,774
520,000	5.000	11/01/2050	530,260
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(d)
470,000	5.125	11/01/2049	490,694
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,624,100
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
990,000	5.000	11/01/2047	1,024,937
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	2,108,100
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
400,000	4.000	06/15/2040	408,528
1,060,000	4.000	06/15/2050	1,060,827
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
600,000	4.000	05/01/2040	596,718
1,900,000	4.000	05/01/2050	1,838,763
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	243,767
575,000	4.000	05/01/2049	556,790
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,000,000	6.700	05/01/2033	2,134,180
4,765,000	7.000	05/01/2043	5,115,990

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
$6,320,000	5.600%	05/01/2044	$ 6,917,998
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	544,029
1,615,000	4.500	05/01/2049	1,654,794
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(d)
1,000,000	5.000	05/01/2037	1,053,700
2,370,000	5.125	05/01/2047	2,485,964
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(d)
575,000	3.750	05/01/2039	553,621
555,000	4.000	05/01/2049	536,874
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
985,000	4.400	05/01/2039	1,019,051
1,120,000	4.500	05/01/2049	1,147,586
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,180,000	8.000	05/01/2040	20,083,186
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
305,000	4.000	05/01/2022	309,172
1,125,000	4.625	05/01/2027	1,185,413
2,500,000	5.250	05/01/2037	2,686,575
5,820,000	5.375	05/01/2047	6,236,363
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,224,303
2,545,000	5.100	05/01/2048	2,651,610
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	4,050,347
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
410,000	4.000	05/01/2021	413,764
1,325,000	4.250	05/01/2026	1,371,044
5,630,000	5.000	05/01/2036	5,968,757
13,945,000	5.125	05/01/2046	14,766,081
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)(f)
1,735,000	2.500	05/01/2033	1,721,224
1,685,000	2.625	05/01/2037	1,646,818
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,211,759
1,250,000	4.875	05/01/2049	1,307,600
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
1,930,000	3.000	05/01/2035	1,862,469
1,990,000	3.000	05/01/2038	1,884,172
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	644,446
895,000	4.000	05/01/2038	905,865
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB+/NR)
2,600,000	6.500	11/15/2031	2,716,090
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
1,435,000	4.000	05/01/2031	1,625,913
1,860,000	4.000	05/01/2036	2,072,542

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
$985,000	5.125%	05/01/2048	$ 1,025,562
1,775,000	5.125	05/01/2049	1,846,160
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
3,495,000	5.400	05/01/2030	3,042,677
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,685,000	5.375	05/01/2030	1,594,330
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	3,656,854
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.625	05/01/2039	925,821
1,400,000	4.750	05/01/2050	1,438,094
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,765,000	4.000	06/15/2039	1,762,635
2,930,000	4.375	06/15/2049	2,956,985
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/2032	2,001,362
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
2,800,000	5.125	11/01/2038	2,945,516
4,750,000	5.250	11/01/2049	4,981,753
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(i)
880,000	5.250	05/01/2015	21,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(i)
1,380,000	6.150	11/01/2014	33,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
370,000	6.000	05/01/2036	378,754
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
730,000	6.250	05/01/2038	753,586
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
565,000	7.250	05/01/2035	608,765
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(i)
1,075,000	5.250	05/01/2015	25,800
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,070,300
1,700,000	5.000	05/01/2048	1,805,400
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (A-/Baa1)
1,500,000	5.000	11/15/2039	1,632,165
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(d)
11,760,000	5.000	03/01/2030	13,115,340
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
600,000	4.000	11/01/2023	606,804
600,000	4.750	11/01/2027	631,938
4,000,000	5.125	11/01/2039	4,251,880
4,135,000	5.250	11/01/2049	4,387,524
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A-/A3)
10,085,000	4.000	04/01/2053	10,784,596

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
$3,440,000	5.000%	05/01/2029	$ 3,582,175
3,515,000	5.000	05/01/2037	3,610,854
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
2,035,000	5.000	05/01/2028	2,149,163
1,220,000	5.000	05/01/2035	1,267,324
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,000,000	4.000	12/15/2049	1,949,240
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,949,457
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	788,211
1,240,000	5.625	11/01/2045	1,330,532
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,185,000	5.125	11/01/2048	1,228,075
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(d)
815,000	3.500	05/01/2038	853,150
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(d)
55,000	3.500	05/01/2031	54,206
150,000	4.000	05/01/2038	150,189
New River Community Development District Special Assessment Series 2006 B (NR/NR)(i)
3,260,000	5.000	05/01/2013	33
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (A/NR)
3,000,000	5.000	10/01/2049	3,646,200
6,580,000	5.000	10/01/2054	7,963,840
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A/NR)
1,680,000	5.000	04/01/2024	1,779,003
1,765,000	5.000	04/01/2025	1,866,717
1,005,000	5.000	04/01/2026	1,061,340
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	834,616
905,000	4.000	05/01/2050	865,433
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,680,000	5.375	11/01/2038	1,822,212
3,300,000	5.500	11/01/2049	3,575,121
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-1 (NR/NR)
855,000	6.125	05/01/2035	864,268
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-2 (NR/NR)
1,170,000	6.125	05/01/2035	1,184,075
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,700,000	4.000	05/15/2053	2,221,344
2,175,000	5.000	05/15/2053	2,167,910
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	1,154,837
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
400,000	4.000	11/01/2038	448,572
3,290,000	4.200	11/01/2048	3,634,266

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
$3,155,000	3.750%	05/01/2031	$ 3,460,530
2,040,000	4.000	05/01/2036	2,229,394
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
700,000	4.000	05/01/2027	727,468
2,380,000	5.000	05/01/2039	2,575,541
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/2035	572,140
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
925,000	5.250	05/01/2039	927,747
2,455,000	5.375	05/01/2050	2,461,310
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
890,000	5.500	11/01/2032	905,086
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
2,285,000	4.700	05/01/2049	2,612,441
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
800,000	4.375	05/01/2031	915,272
1,065,000	4.500	05/01/2034	1,203,301
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
3,200,000	4.375	05/01/2036	3,642,944
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,260,000	5.000	07/01/2039	2,506,837
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
280,000	3.625	05/01/2040	263,141
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,920,000	3.500	05/01/2037	1,816,704
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB/NR)
2,800,000	4.750	05/01/2033	2,970,016
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,100,061
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	248,357
1,205,000	4.000	11/01/2050	1,159,825
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
910,000	6.600	05/01/2033	915,187
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
625,000	6.600	05/01/2036	624,119
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,260,000	6.600	05/01/2033	2,272,882
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/2025	3,205,602
6,830,000	5.000	05/01/2033	7,130,588
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(i)
2,170,000	7.200	05/01/2022	22

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
$470,000	4.500%	05/01/2039	$ 476,477
1,520,000	4.625	05/01/2050	1,539,167
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.500	05/01/2040	1,029,830
1,000,000	4.750	05/01/2050	1,032,090
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,310,000	5.450	05/01/2036	4,333,921
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
1,410,000	4.125	06/15/2039	1,458,561
2,280,000	4.250	06/15/2049	2,343,247
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
2,200,000	5.250	11/01/2039	2,346,806
2,825,000	5.375	11/01/2049	3,005,376
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,800,000	5.250	11/01/2049	3,975,522
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	4,158,960
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	312,062
950,000	4.250	11/01/2050	950,741
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(d)
2,100,000	5.125	11/01/2039	2,196,537
3,480,000	5.250	11/01/2049	3,622,993
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,386,163
2,505,000	5.375	05/01/2049	2,685,185
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,345,000	4.250	11/01/2037	1,472,465
330,000	4.125	11/01/2040	351,932
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
795,000	3.500	05/01/2032	833,096
495,000	3.625	05/01/2035	517,562
1,715,000	3.750	05/01/2038	1,791,215
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
380,000	4.350	05/01/2026	394,261
485,000	4.875	05/01/2035	512,456
95,000	5.000	05/01/2038	100,829
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,135,002
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
375,000	3.600	05/01/2034	370,954
600,000	4.000	05/01/2043	599,082
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
465,000	4.300	05/01/2040	470,185
340,000	4.500	05/01/2046	343,077
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,560,000	5.800	05/01/2035	2,903,928

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
$2,640,000	5.800%	05/01/2035	$ 1,991,616
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
285,000	3.750	05/01/2024	289,269
425,000	4.375	05/01/2029	446,199
1,000,000	5.000	05/01/2039	1,059,680
1,750,000	5.250	05/01/2049	1,878,240
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
1,250,000	5.125	11/01/2037	1,326,288
1,790,000	5.250	11/01/2047	1,901,624
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,145,000	4.800	05/01/2035	993,253
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(i)
418,112	5.500	11/01/2010	263,411
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,150,000	5.000	05/01/2034	2,237,849
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,157,453
2,600,000	4.625	06/15/2049	2,703,350
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	1,992,550
3,500,000	5.500	11/01/2044	4,030,320
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,688,922
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	420,319
860,000	4.125	12/15/2049	853,456
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
475,000	3.750	05/01/2040	452,751
1,290,000	4.000	05/01/2050	1,236,568
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,670,000	4.000	05/01/2038	1,745,150
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
175,000	3.250	05/01/2021	175,066
965,000	3.750	05/01/2026	970,221
1,550,000	4.000	05/01/2033	1,558,758
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,415,484
2,350,000	6.000	11/01/2044	2,512,174
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
2,050,000	5.000	07/01/2048	2,449,320
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	403,432
1,110,000	4.800	05/01/2036	1,150,859
1,715,000	5.000	05/01/2046	1,782,674
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
695,000	3.375	05/01/2032	743,442
1,345,000	3.600	05/01/2037	1,436,473

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
$1,640,000	3.500%	05/01/2032	$ 1,851,921
1,775,000	3.750	05/01/2040	1,988,692
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(d)
375,000	5.625	05/01/2040	406,523
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	316,956
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,165,000	4.250	05/01/2037	1,184,875
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(d)
8,960,000	4.400	05/01/2040	9,090,637
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
345,000	5.750	11/01/2027	379,452
1,965,000	6.250	11/01/2044	2,270,498
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,840,000	5.375	11/01/2039	3,085,035
5,750,000	5.500	11/01/2049	6,226,848
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,560,000	4.625	06/15/2038	1,653,007
2,445,000	4.750	06/15/2048	2,584,487
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	565,191
1,145,000	4.125	12/15/2049	1,170,969
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
13,300,000	5.000	04/01/2048	15,221,850
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	1,099,930
Trevesta Community Development District Special Assessment Area 1 Pase 2 Project Series 2018 (NR/NR)(d)
1,000,000	5.375	11/01/2049	1,051,420
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,410,000	5.250	11/01/2027	1,482,432
2,745,000	6.125	11/01/2046	3,024,194
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(d)
785,000	4.700	11/01/2029	814,854
1,525,000	5.125	11/01/2038	1,626,931
2,175,000	5.375	11/01/2048	2,320,420
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	1,007,520
2,000,000	4.750	05/01/2050	2,008,600
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(d)
4,630,000	4.750	11/01/2048	4,777,188
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,266,396
1,850,000	5.125	11/01/2049	1,950,344
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
385,000	3.500	11/01/2021	387,414
1,340,000	4.000	11/01/2027	1,391,175
3,160,000	4.625	11/01/2037	3,304,728
2,790,000	4.750	11/01/2047	2,898,112

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
$1,695,000	4.000%	11/01/2040	$ 1,705,899
900,000	4.000	11/01/2050	879,066
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
170,000	4.250	11/01/2021	171,787
2,430,000	5.625	11/01/2045	2,638,542
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
2,255,000	4.375	05/01/2035	2,465,279
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
1,700,000	3.500	05/01/2032	1,847,628
2,545,000	3.625	05/01/2037	2,746,030
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	633,161
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	2,290,938
3,505,000	4.000	12/15/2049	3,498,901
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(d)
1,165,000	3.250	12/15/2022	1,176,965
2,000,000	4.000	12/15/2028	2,099,300
1,000,000	5.000	12/15/2032	1,143,950
1,705,000	5.000	12/15/2037	1,928,184
5,330,000	5.000	12/15/2047	5,934,529
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(d)
2,425,000	5.500	11/01/2047	2,635,563
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
2,800,000	3.375	05/01/2045	3,075,744
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
495,000	5.500	05/01/2034	509,612
750,000	6.125	05/01/2042	781,095
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
465,000	6.000	11/01/2027	521,009
2,050,000	6.500	11/01/2043	2,622,299
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
665,000	6.375	11/01/2027	718,366
2,300,000	7.125	11/01/2044	2,609,442
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(d)
270,000	4.000	05/01/2024	273,364
4,655,000	5.125	05/01/2049	4,834,357
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	1,067,450
1,700,000	5.125	11/01/2049	1,817,640
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	1,046,101
1,600,000	5.125	11/01/2049	1,710,720
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
2,155,000	5.875	11/01/2032	2,177,649

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
$375,000	3.375%	05/01/2021	$ 376,102
2,450,000	3.750	05/01/2026	2,477,465
4,360,000	4.000	05/01/2031	4,411,884
1,700,000	4.125	05/01/2034	1,723,239
1,000,000	4.250	05/01/2037	1,011,800
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(d)
1,985,000	4.000	05/01/2031	2,207,399
2,940,000	4.000	05/01/2037	3,181,668
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
745,000	5.125	11/01/2035	801,441
1,000,000	5.250	11/01/2046	1,063,710
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	263,193
760,000	4.000	05/01/2050	727,282
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	367,477
1,000,000	4.000	05/01/2050	956,950
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	263,193
710,000	4.000	05/01/2050	679,434
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	992,390
Village Community Development District No. 09 Special Assessment RB Series 2011 (NR/NR)
4,245,000	7.000	05/01/2041	4,431,780
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,500,000	5.000	05/01/2032	2,622,550
5,815,000	5.125	05/01/2043	6,119,357
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,300,000	6.000	05/01/2044	4,722,690
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(d)
995,000	4.250	05/01/2043	1,037,805
13,690,000	4.375	05/01/2050	14,312,621
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
10,000,000	3.700	05/01/2050	10,029,600
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,485,000	4.000	05/01/2033	1,550,726
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
1,180,000	4.000	05/01/2034	1,232,416
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,800,000	5.500	05/01/2042	1,871,316
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.625	05/01/2039	1,029,150
1,515,000	4.875	05/01/2050	1,570,661
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
1,000,000	3.750	11/01/2031	1,070,380
1,000,000	4.000	11/01/2036	1,067,150
1,300,000	4.125	11/01/2046	1,374,113

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
$2,860,000	5.500%	05/01/2034	$ 3,019,102
3,825,000	5.750	05/01/2044	4,061,691
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	4,164,755
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	14,002
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
210,000	6.600	05/01/2039	177,731
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000	4.200	05/01/2036	3,485,292
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
440,000	4.000	11/01/2024	444,422
1,640,000	5.125	11/01/2038	1,698,466
2,800,000	5.250	11/01/2049	2,897,356
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,265,527
1,950,000	5.500	11/01/2045	2,043,775
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,215,194
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,461,656
3,790,000	5.000	05/01/2050	4,020,167
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(d)
515,000	5.000	05/01/2038	546,338
600,000	5.200	05/01/2048	637,548
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	1,027,382
1,590,000	4.850	05/01/2049	1,654,793
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(d)
800,000	4.100	05/01/2037	811,824
795,000	4.125	05/01/2038	806,440
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,271,616
2,000,000	5.200	05/01/2050	2,137,100
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
2,375,000	4.250	06/15/2039	2,474,607
3,525,000	4.375	06/15/2049	3,618,589
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	1,003,087
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
75,000	4.000	11/01/2020	75,235
400,000	4.375	11/01/2025	416,868
1,770,000	5.000	11/01/2045	1,839,703
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
390,000	5.375	05/01/2035	412,464
3,045,000	5.625	05/01/2045	3,231,506

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
$780,000	4.875%	05/01/2036	$ 803,291
1,445,000	5.000	05/01/2047	1,485,648

			1,177,048,800

Georgia – 1.9%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250	07/01/2040	1,606,485
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000	07/01/2040	1,004,430
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB/Baa3)
10,920,420	8.750	06/01/2029	10,963,774
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,555,000	5.250	11/01/2028	1,555,933
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
900,000	5.125	03/01/2052	800,604
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
6,650,000	5.000	05/15/2043	7,732,154
24,875,000	5.000	05/15/2049	34,247,154
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
	(3 Mo. LIBOR + 0.65%),
49,820,000	1.610	10/01/2033	47,510,345
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa3)
2,200,000	5.000	01/01/2034	2,652,144
6,000,000	5.000	01/01/2039	7,119,480
29,610,000	5.000	01/01/2049	34,533,551
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(d)
3,500,000	4.000	01/01/2038	3,563,490

			153,289,544

Guam – 0.8%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000	5.750	10/01/2043	1,616,160
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/2030	2,532,200
3,355,000	6.875	12/01/2040	3,400,527
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
500,000	5.000	12/01/2031	554,330
4,515,000	5.000	12/01/2046	4,880,580
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/2043	7,998,683
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB+/Baa2)
2,560,000	6.375	10/01/2043	2,628,762
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
14,455,000	5.500	07/01/2043	15,748,433
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
9,675,000	5.000	01/01/2046	10,839,483

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
$4,170,000	5.000%	01/01/2050	$ 4,975,686
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,165,000	5.000	07/01/2033	1,360,137
960,000	5.000	07/01/2035	1,114,378
1,920,000	5.000	07/01/2036	2,221,210
1,365,000	5.000	07/01/2037	1,575,046
Port Authority of Guam RB Series 2018 A (A/Baa2)
2,500,000	5.000	07/01/2048	2,782,175

			64,227,790

Hawaii – 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
12,170,000	3.200	07/01/2039	12,546,905
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	719,240
2,750,000	5.000	05/15/2049	2,919,757

			16,185,902

Illinois – 12.6%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B1)
1,400,000	5.382	12/01/2023	1,427,916
5,440,000	5.482	12/01/2024	5,562,944
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
16,000,000	6.000	04/01/2046	18,015,840
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
1,700,000	5.000	04/01/2042	1,800,742
1,625,000	5.000	04/01/2046	1,711,239
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(b)
4,415,000	0.000	12/01/2027	3,499,329
440,000	0.000	12/01/2028	335,324
9,125,000	0.000	12/01/2029	6,669,828
6,905,000	0.000	12/01/2030	4,821,623
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(b)
125,000	0.000	12/01/2029	91,367
775,000	0.000	12/01/2030	541,167
Chicago Illinois Board of Education GO Bonds Series 2017 A (BB-/NR)(d)
5,500,000	7.000	12/01/2046	6,588,340
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(b)
22,095,000	0.000	12/01/2031	14,708,200
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)
5,000,000	5.500	12/01/2026	5,535,900
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
8,965,000	5.500	12/01/2029	10,370,981
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (BB-/B1)
1,305,000	5.000	12/01/2031	1,307,649
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
20,025,000	5.250	12/01/2035	20,902,495
10,410,000	5.250	12/01/2039	10,794,025

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (BB-/B1)
$525,000	5.500%	12/01/2039	$ 533,374
1,355,000	5.000	12/01/2041	1,366,138
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (BB-/B1)
2,300,000	5.500	12/01/2030	2,674,785
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B1)
9,750,000	6.038	12/01/2029	9,990,435
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (BB-/B1)
9,025,000	4.000	12/01/2035	8,818,959
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
54,375,000	7.000	12/01/2044	62,456,756
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
61,035,000	6.500	12/01/2046	69,755,070
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,754,730
1,250,000	5.000	12/01/2030	1,453,975
1,025,000	5.000	12/01/2031	1,184,890
1,000,000	5.000	12/01/2032	1,148,620
1,250,000	5.000	12/01/2034	1,424,862
1,000,000	5.000	12/01/2035	1,135,310
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
6,535,000	5.000	12/01/2029	7,644,774
1,000,000	5.000	12/01/2030	1,163,180
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(b)
11,415,000	0.000	01/01/2032	6,502,098
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,800,000	5.500	01/01/2037	1,919,646
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/2033	8,867,617
6,295,000	5.000	01/01/2034	6,599,049
10,500,000	5.000	01/01/2036	11,007,150
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,670,000	5.250	01/01/2035	6,711,221
3,000,000	5.000	01/01/2040	3,011,670
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,325,000	5.000	01/01/2033	18,611,603
7,095,000	5.000	01/01/2034	7,199,793
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
3,145,000	7.517	01/01/2040	3,587,344
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,438,742
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
14,603,000	7.375	01/01/2033	15,957,720
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
20,015,000	5.000	01/01/2044	21,351,001
17,105,000	5.500	01/01/2049	18,718,686
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/2042	3,996,102
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,646,425
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
6,615,000	5.432	01/01/2042	6,172,126
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
7,230,000	5.000	01/01/2035	7,579,209

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
$14,455,000	5.000%	01/01/2038	$ 15,264,625
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
11,630,000	4.000	01/01/2044	12,737,409
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,657,560
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,334,735
5,460,000	4.000	01/01/2052	5,925,410
Chicago Park District GO Bonds Limited Tax Series 2018 A (AA-/NR)
2,585,000	4.000	01/01/2041	2,716,240
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
2,685,000	5.500	01/01/2037	2,863,472
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
485,000	5.000	01/01/2031	538,384
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
735,000	5.432	01/01/2042	880,787
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
7,350,000	6.314	01/01/2044	9,663,413
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,936,000	5.800	03/01/2037	1,580,066
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
2,500,000	4.000	11/15/2047	2,873,025
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,256,000	5.625	03/01/2036	1,255,246
Illinois Finance Authority RB for 2018 Blue Island LLC Series 2018 A-1 (NR/NR)(i)
1,400,000	5.000	12/01/2053	840,000
Illinois Finance Authority RB for BHF Chicago Housing Group C LLC Project Series 2018 A-1 (NR/NR)(i)
1,500,000	5.100	12/01/2043	412,500
2,150,000	5.250	12/01/2053	591,250
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
745,000	6.125	05/15/2027	746,065
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
715,000	5.000	12/01/2034	811,532
920,000	5.000	12/01/2039	1,024,991
1,175,000	5.000	12/01/2044	1,293,052
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(d)
10,175,000	6.125	04/01/2049	10,938,125
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,601,523
2,825,000	5.000	05/15/2037	2,847,713
1,055,000	5.000	05/15/2047	1,032,043
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,500,000	4.000	09/01/2035	1,540,515
1,725,000	5.000	09/01/2036	1,923,013
2,000,000	4.000	09/01/2037	2,041,500
1,620,000	5.000	09/01/2038	1,794,830
2,000,000	4.000	09/01/2039	2,030,620
1,500,000	5.000	09/01/2040	1,653,195
1,500,000	4.000	09/01/2041	1,513,710

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
$500,000	5.000%	09/01/2036	$ 562,885
3,470,000	5.000	09/01/2046	3,840,561
Illinois Finance Authority RB Series 2013 A (BBB-/NR)
3,935,000	5.250	05/15/2047	3,950,307
Illinois Finance Authority RB Series 2013 A (NR/NR)(e)
565,000	5.250	05/15/2023	641,880
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)(g)
15,650,000	6.750	10/15/2040	15,672,066
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
1,560,000	4.000	01/01/2038	1,667,859
1,260,000	4.000	01/01/2039	1,343,059
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
50,750,000	5.100	06/01/2033	51,483,338
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
500,000	5.000	03/01/2031	508,860
750,000	5.000	03/01/2037	761,917
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,050,000	5.500	07/01/2038	5,280,482
Illinois State GO Bonds Series 2014 (AGM-CR) (AA/A2)
20,000,000	5.000	02/01/2039	21,311,200
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
2,500,000	5.000	05/01/2029	2,613,850
10,000,000	5.000	05/01/2030	10,405,500
5,000,000	5.000	05/01/2031	5,193,650
5,000,000	5.000	05/01/2039	5,175,700
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
9,500,000	5.000	12/01/2035	10,104,010
1,770,000	4.500	12/01/2041	1,815,401
4,730,000	5.000	12/01/2042	5,030,733
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
59,670,000	5.000	11/01/2029	64,408,991
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
5,845,000	5.000	11/01/2025	6,325,284
16,695,000	5.000	11/01/2026	18,188,368
57,825,000	5.000	11/01/2027	63,443,855
24,325,000	5.000	11/01/2028	26,436,896
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
5,280,000	5.000	05/01/2042	5,631,701
5,280,000	5.000	05/01/2043	5,631,701
Illinois State GO Bonds Series 2019 A (BBB-/Baa3)
2,000,000	5.000	11/01/2024	2,144,480
Illinois State GO Bonds Series 2019 C (BBB-/Baa3)
10,825,000	4.000	11/01/2042	10,604,603
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
1,575,000	5.500	05/01/2039	1,772,206
4,250,000	5.750	05/01/2045	4,830,847
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	21,532,374
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,862,000	6.250	03/01/2034	1,862,614
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(b)
13,500,000	0.000	12/15/2032	8,456,130
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(b)(e)
530,000	0.000	06/15/2030	460,835
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)(b)
9,370,000	0.000	06/15/2030	6,626,558

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(b)
$3,200,000	0.000%	06/15/2044	$ 1,304,128
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BBB/NR)(b)
66,700,000	0.000	12/15/2056	11,911,286
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(b)
18,400,000	0.000	12/15/2056	4,514,072
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(b)
70,000,000	0.000	12/15/2054	13,811,700
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
11,460,000	4.000	06/15/2050	10,865,914
1,340,000	5.000	06/15/2050	1,427,207
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(i)
2,322,000	6.000	03/01/2036	1,648,620
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/2029	874,776
1,010,000	4.750	10/01/2032	1,046,411
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/2046	8,349,869
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(e)
5,000,000	7.625	11/01/2023	6,169,550
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
630,000	6.630	02/01/2035	694,632
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
8,995,000	4.250	12/01/2040	9,017,667
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
4,910,000	3.250	11/01/2026	4,753,764
State of Illinois GO Bonds Series 2018 A (BBB-/Baa3)
1,940,000	5.000	05/01/2033	2,073,259
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
3,000,000	5.000	10/01/2027	3,289,380
8,230,000	5.000	10/01/2028	9,024,606
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
2,750,000	4.000	12/01/2033	2,717,550
7,950,000	4.250	12/01/2037	7,969,796
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(d)
380,000	5.000	01/01/2045	381,045
900,000	5.000	01/01/2055	885,456
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,900,000	5.000	01/01/2039	1,745,093
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB+/NR)
540,000	4.125	10/01/2041	522,520
1,080,000	4.125	10/01/2046	1,026,832

			1,038,740,352

Indiana – 0.3%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/2029	1,445,717
1,250,000	5.250	02/01/2034	1,376,100
1,500,000	5.000	02/01/2039	1,623,735
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
400,000	4.000	09/15/2049	402,472

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (NR/Ba1)
$7,100,000	5.000%	06/01/2039	$7,351,979
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (BBB+/NR)
6,250,000	5.000	07/01/2048	6,617,250
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/NR)
2,700,000	3.000	11/01/2030	2,772,387
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/NR)
2,000,000	3.000	11/01/2030	2,053,620
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/NR)
2,500,000	3.000	11/01/2030	2,567,025
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/WR)(i)
7,520,823	6.500	11/15/2031	2,256

			26,212,541

Iowa – 0.1%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
3,285,000	3.125	12/01/2022	3,315,058
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
2,050,000	4.000	05/15/2055	1,644,674
2,700,000	5.000	05/15/2055	2,682,180

			7,641,912

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000	05/15/2028	1,175,224
1,215,000	5.000	05/15/2029	1,232,314
2,850,000	5.000	05/15/2034	2,799,526
1,190,000	5.000	05/15/2050	1,058,612

			6,265,676

Kentucky – 0.4%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(c)
(3 Mo. LIBOR + 0.53%),
7,865,000	0.990	11/01/2027	7,529,007
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	12/01/2041	951,759
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,659,238
2,925,000	4.000	06/01/2045	3,183,190
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,108,860
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
2,300,000	5.000	08/01/2049	2,681,777
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(g)(h)
1,275,000	4.000	06/01/2025	1,432,934
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A/NR)
5,000,000	5.750	10/01/2042	5,540,200

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
$6,000,000	3.000%	10/01/2043	$ 5,992,320

			32,079,285

Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
2,125,000	5.000	12/01/2034	2,411,896
2,375,000	5.000	12/01/2039	2,630,028
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(d)
1,900,000	4.125	06/01/2039	1,902,261
2,300,000	4.375	06/01/2048	2,306,348
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB-/Baa2)
5,000,000	6.500	11/01/2035	5,066,450
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/2039	3,106,974
4,850,000	4.000	10/01/2041	5,363,324
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
5,225,000	5.000	07/01/2059	5,714,269
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (NR/A3)
12,725,000	4.000	05/15/2042	13,519,295
21,250,000	5.000	05/15/2046	23,967,450
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A/A2)
32,395,000	5.000	01/01/2045	36,016,437
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A/A2)
4,850,000	5.000	01/01/2048	5,517,263
Parish of St. James RB for NuStar Logistics LP Series 2008 (BB-/NR)(d)(g)(h)
1,400,000	6.100	06/01/2030	1,629,894
Parish of St. James RB for NuStar Logistics LP Series 2010 (BB-/NR)(d)
2,375,000	6.350	07/01/2040	2,781,267
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(g)(h)
235,000	2.000	04/01/2023	232,883
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(g)(h)
950,000	2.200	07/01/2026	909,577
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (AA/A2)
2,000,000	5.000	04/01/2048	2,415,300

			115,490,916

Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (A-/Baa1)
1,000,000	4.000	01/01/2035	1,133,980
1,355,000	4.000	01/01/2036	1,529,483
850,000	4.000	01/01/2037	955,629
1,030,000	4.000	01/01/2038	1,154,167
800,000	4.000	01/01/2039	893,720
1,400,000	4.000	01/01/2040	1,559,656
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A+/A1)
4,000,000	5.000	07/01/2043	4,721,240
5,250,000	5.000	07/01/2048	6,155,520

			18,103,395

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – 0.6%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
$2,950,000	4.500%	09/01/2033	$2,985,901
1,500,000	5.000	09/01/2038	1,546,335
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(d)
325,000	3.550	06/01/2034	297,109
200,000	3.700	06/01/2039	179,290
300,000	3.875	06/01/2046	262,926
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(d)
290,000	3.400	06/01/2034	263,445
310,000	3.450	06/01/2035	280,246
550,000	3.500	06/01/2039	490,138
1,650,000	3.625	06/01/2046	1,429,246
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,494,530
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
1,660,000	4.000	01/01/2045	1,738,883
2,370,000	4.000	01/01/2050	2,472,834
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
4,980,000	4.000	01/01/2045	5,367,544
5,690,000	4.000	01/01/2050	6,103,663
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(d)
1,885,000	5.250	07/01/2048	1,948,751
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
2,930,000	7.250	07/01/2043	2,995,134
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)(d)
8,785,000	7.125	07/01/2043	7,449,416
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (BBB/NR)
2,375,000	5.000	06/01/2058	2,422,785
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
3,050,000	5.000	06/01/2049	3,235,867
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
1,000,000	4.000	07/01/2050	1,093,770
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB+/Baa1)
2,100,000	5.000	07/01/2031	2,219,511

			46,277,324

Massachusetts – 0.5%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (AA/Aa1)
10,130,000	3.000	04/01/2044	10,500,049
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(d)
1,000,000	5.000	11/15/2033	965,890
900,000	5.000	11/15/2038	840,654
2,350,000	5.125	11/15/2046	2,160,637
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,141,977
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
260,000	4.000	12/01/2042	262,028
280,000	5.000	12/01/2042	306,188

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
$2,125,000	5.000%	07/01/2044	$ 2,403,524
Massachusetts Health & Educational Facilities Authority RB for President & Fellows of Harvard College Series 1999 R (AAA/Aaa)(g)(h)
14,565,000	0.020	07/01/2020	14,565,000
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
5,390,000	1.030	05/01/2037	5,184,587
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
1,040,000	1.030	05/01/2037	1,000,366

			40,330,900

Michigan – 2.5%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(g)
53,570,536	4.000	04/01/2034	43,405,527
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(g)
971,333	4.000	04/01/2034	787,023
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
3,495,000	5.000	07/01/2037	3,940,717
15,335,000	5.000	07/01/2048	17,139,470
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC) (Q-SBLF) (AA/Aa1)
3,000,000	6.000	05/01/2021	3,138,870
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A1)(c)
	(3 Mo. LIBOR + 0.60%),
4,675,000	1.560	07/01/2032	4,565,698
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (AA-/A1)(e)
2,000,000	5.250	07/01/2022	2,195,300
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (A/NR)
1,425,000	5.000	11/01/2045	1,685,960
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
2,800,000	5.000	11/15/2048	3,365,404
5,975,000	4.000	11/15/2050	6,551,946
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
10,275,000	4.000	02/15/2047	11,456,214
24,000,000	4.000	02/15/2050	26,658,480
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
2,175,000	5.000	07/01/2032	2,473,149
1,750,000	5.000	07/01/2033	1,979,705
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
355,000	5.000	07/01/2033	416,415
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
2,600,000	5.000	07/01/2035	2,926,222
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (AA-/A1)
1,250,000	5.000	07/01/2034	1,441,437

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A+/A2)
$2,100,000	5.000%	07/01/2034	$ 2,458,890
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
750,000	5.000	07/01/2035	862,538
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
475,000	4.000	09/01/2045	512,468
500,000	4.000	09/01/2050	537,150
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
22,545,000	4.125	06/30/2035	24,912,000
7,065,000	4.500	06/30/2048	7,828,161
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC-/NR)(b)
238,600,000	0.000	06/01/2052	18,577,396
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC-/NR)(b)
180,100,000	0.000	06/01/2052	12,372,870

			202,189,010

Minnesota – 0.7%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
5,725,000	5.000	05/01/2048	6,736,150
2,300,000	4.000	05/01/2049	2,504,700
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,656,325
3,750,000	6.000	06/15/2039	3,981,825
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
3,265,000	4.250	02/15/2048	3,485,747
23,575,000	5.250	02/15/2053	27,270,381
Duluth Independent School District No.709 COPS Refunding Series 2019 A (NR/Ba2)
640,000	3.250	03/01/2025	604,755
660,000	4.000	03/01/2026	648,377
755,000	4.000	03/01/2029	726,839
1,260,000	4.000	03/01/2032	1,185,761
685,000	4.200	03/01/2034	640,201
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
2,400,000	5.000	05/01/2047	2,497,128
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
425,000	4.000	12/01/2034	432,739
650,000	4.000	12/01/2040	654,108

			54,025,036

Missouri – 0.4%
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 A (NR/NR)(d)(g)
481,938	5.000	04/01/2023	72,811
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 B (NR/NR)(d)(g)
2,433,245	5.000	04/01/2023	367,615
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Ba1)
1,925,000	5.000	03/01/2036	2,077,402
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(d)
4,750,000	5.250	12/01/2048	4,580,045

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(d)
$1,000,000	5.000%	04/01/2036	$ 970,960
1,150,000	5.000	04/01/2046	1,062,301
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
2,430,000	5.000	09/01/2043	2,776,761
2,470,000	5.000	09/01/2048	2,804,092
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
1,495,000	5.000	09/01/2030	1,818,742
1,065,000	5.000	09/01/2031	1,287,372
1,230,000	5.000	09/01/2033	1,462,360
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
8,000,000	4.000	02/15/2054	8,770,000
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
400,000	3.000	10/01/2044	401,908
500,000	3.125	10/01/2049	505,825
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,614,050
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(i)
1,250,000	5.750	04/01/2027	325,000

			30,897,244

Nevada – 0.3%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
615,000	4.000	06/01/2021	622,755
335,000	5.000	06/01/2022	349,335
290,000	5.000	06/01/2023	308,061
200,000	4.250	06/01/2024	209,078
165,000	5.000	06/01/2024	178,047
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
310,000	4.250	06/01/2037	303,760
450,000	4.375	06/01/2042	435,492
520,000	4.500	06/01/2047	507,296
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
500,000	4.000	06/01/2039	498,150
1,400,000	4.000	06/01/2044	1,359,820
1,375,000	4.000	06/01/2049	1,314,527
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)(f)
950,000	5.000	12/01/2049	980,894
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
350,000	4.250	06/01/2034	342,076
465,000	4.500	06/01/2039	462,638
345,000	4.625	06/01/2043	345,107
600,000	4.625	06/01/2049	592,902
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(d)
725,000	2.500	06/15/2024	711,580
1,745,000	2.750	06/15/2028	1,671,239
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,690,000	5.100	03/01/2021	1,661,844
885,000	5.100	03/01/2022	848,087
2,360,000	5.125	03/01/2025	2,108,094

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
$2,200,000	4.000%	09/01/2035	$ 2,116,840
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2030	805,665
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
635,000	5.000	07/01/2035	727,996
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
2,795,000	5.000	07/01/2043	3,181,632
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,325,000	5.000	07/01/2029	1,579,413

			24,222,328

New Hampshire – 1.1%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B/B2)(d)
1,800,000	2.950	04/01/2029	1,727,208
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (A/NR)
10,000,000	5.000	08/01/2059	14,339,400
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
6,595,000	5.000	08/01/2033	7,883,004
6,930,000	5.000	08/01/2034	8,262,639
7,290,000	5.000	08/01/2035	8,659,208
7,660,000	5.000	08/01/2036	9,066,299
8,055,000	5.000	08/01/2037	9,507,478
8,470,000	5.000	08/01/2038	9,971,985
8,900,000	5.000	08/01/2039	10,453,940
9,360,000	5.000	08/01/2040	10,970,107

			90,841,268

New Jersey – 7.1%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
750,000	5.000	03/01/2032	910,462
1,010,000	5.000	03/01/2037	1,203,849
1,205,000	5.000	03/01/2042	1,421,069
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa2)
2,500,000	5.000	06/15/2026	2,574,250
1,000,000	5.000	06/15/2028	1,025,860
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa2)
1,000,000	4.750	06/15/2032	1,056,540
1,000,000	5.000	06/15/2037	1,057,160
1,000,000	5.125	06/15/2043	1,057,230
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB+/Baa2)
3,500,000	4.000	07/01/2032	3,666,670
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB/NR)
1,000,000	5.375	01/01/2043	1,095,350
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (B/NR)
500,000	5.000	07/01/2037	468,215
1,150,000	5.000	07/01/2047	1,015,300
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,500,000	5.000	06/15/2041	4,862,160
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB+/Baa1)
25,180,000	7.425	02/15/2029	30,884,780

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (BB-/Ba3)
$7,500,000	5.500%	04/01/2028	$ 7,335,225
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (BB-/Ba3)
8,500,000	5.250	09/15/2029	8,660,480
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB-/Ba3)
5,000,000	5.625	11/15/2030	5,150,600
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB-/Ba3)
5,000,000	5.625	11/15/2030	5,150,600
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (BBB+/Baa1)
2,470,000	5.000	06/15/2047	2,672,861
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
5,000,000	5.000	06/15/2042	5,443,950
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BBB-/Ba1)
3,450,000	4.000	07/01/2042	3,026,340
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (AA/A2)
1,110,000	3.250	07/01/2049	1,129,458
1,000,000	4.000	07/01/2050	1,103,810
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
1,175,000	3.000	07/01/2050	1,086,605
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2028	1,189,430
1,000,000	5.000	07/01/2029	1,185,300
900,000	5.000	07/01/2030	1,057,743
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/2038	10,190,432
5,600,000	5.000	07/01/2046	6,046,432
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(b)
134,205,000	0.000	12/15/2035	71,159,517
63,415,000	0.000	12/15/2036	32,010,624
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(b)
41,545,000	0.000	12/15/2035	22,432,223
46,320,000	0.000	12/15/2038	21,401,230
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(b)
12,000,000	0.000	12/15/2026	9,792,120
9,240,000	0.000	12/15/2029	6,668,323
1,900,000	0.000	12/15/2034	1,077,946
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,701,650
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
26,100,000	5.000	06/15/2038	27,551,421
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
2,525,000	5.250	06/15/2041	2,713,441
5,075,000	5.000	06/15/2045	5,369,553
1,750,000	5.000	06/15/2046	1,850,485
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(b)
11,150,000	0.000	12/15/2033	7,290,316
25,400,000	0.000	12/15/2034	16,029,686

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(b)
$5,000,000	0.000%	12/15/2027	$ 3,954,750
23,445,000	0.000	12/15/2030	16,276,691
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(b)
52,985,000	0.000	12/15/2036	27,136,798
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(b)
2,620,000	0.000	12/15/2033	1,553,424
1,565,000	0.000	12/15/2036	801,531
36,240,000	0.000	12/15/2038	16,743,967
16,135,000	0.000	12/15/2039	7,088,428
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB+/Baa1)
1,610,000	4.000	12/15/2039	1,657,833
1,880,000	5.000	12/15/2039	2,092,365
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,765,000	5.000	06/15/2030	6,398,804
4,600,000	5.000	06/15/2031	5,070,948
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
6,120,000	4.000	12/15/2031	6,489,036
7,180,000	5.000	12/15/2033	8,106,005
6,070,000	5.000	12/15/2035	6,803,074
7,585,000	5.000	12/15/2036	8,471,156
5,275,000	4.250	12/15/2038	5,547,506
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB+/Baa1)
5,675,000	5.000	06/15/2034	6,398,619
20,000,000	5.250	06/15/2043	22,314,600
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB+/Baa1)
8,010,000	4.000	06/15/2044	8,146,891
6,000,000	5.000	06/15/2044	6,561,300
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
25,675,000	5.000	01/01/2048	26,953,358
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,650,000	5.000	06/01/2046	3,038,835
2,750,000	5.250	06/01/2046	3,201,880
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
29,360,000	5.000	06/01/2046	32,210,269
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(d)
7,695,000	6.750	12/01/2041	7,091,481

			581,886,245

New Mexico – 0.2%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (BB+/NR)
500,000	5.000	05/15/2044	498,590
1,000,000	5.000	05/15/2049	986,400
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa2)
14,000,000	5.900	06/01/2040	14,016,800
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 F (AMT) (BBB/Baa2)
1,500,000	6.250	06/01/2040	1,501,845

			17,003,635

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – 3.1%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/A2)
$1,240,000	3.000%	07/15/2043	$ 1,201,758
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	745,930
865,000	5.000	07/01/2033	983,600
815,000	5.000	07/01/2035	922,010
640,000	5.000	07/01/2036	722,451
455,000	5.000	07/01/2038	510,778
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (SP-1/MIG2)
4,750,000	5.000	02/01/2023	5,032,672
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-1/MIG2)
4,470,000	4.000	02/01/2022	4,581,214
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A-/A2)
645,000	5.000	11/15/2027	720,775
880,000	5.000	11/15/2028	981,358
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A-/A2)
7,810,000	4.750	11/15/2045	8,659,806
5,835,000	5.000	11/15/2050	6,617,182
2,755,000	5.250	11/15/2055	3,154,227
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 B (A-/A2)
1,655,000	5.000	11/15/2025	1,850,257
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A-/A2)
2,555,000	4.000	11/15/2032	2,744,172
950,000	4.000	11/15/2035	1,008,625
Metropolitan Transportation Authority RB Refunding Series 2016 B (A-/A2)
545,000	5.000	11/15/2027	614,013
Metropolitan Transportation Authority RB Refunding Series 2016 D (A-/A2)
740,000	5.000	11/15/2029	830,828
Metropolitan Transportation Authority RB Series 2016 C-1 (A-/A2)
595,000	5.000	11/15/2028	668,857
Metropolitan Transportation Authority RB Subseries 2015 A-1 (A-/A2)
490,000	5.000	11/15/2025	542,758
New York City GO Bonds Series 2018 E-1 (AA/Aa1)
5,000,000	5.000	03/01/2044	6,008,700
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,081,140
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
930,000	6.125	01/01/2029	934,362
3,000,000	6.375	01/01/2039	3,013,920
5,000,000	6.500	01/01/2046	5,023,950
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (A-/Baa2)
1,000,000	5.000	08/01/2040	1,103,740
New York City Water & Sewer System RB Series 2020 GG-1 (AA+/Aa1)
10,000,000	4.000	06/15/2050	11,687,200
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(d)
3,635,000	5.000	11/15/2044	3,767,423
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)(h)
1,145,000	2.625	09/15/2069	1,135,977

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)(h)
$1,430,000	2.800%	09/15/2069	$ 1,401,228
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
150,000	3.560	07/01/2026	155,167
150,000	3.670	07/01/2027	155,330
60,000	3.760	07/01/2028	62,159
300,000	3.820	07/01/2029	310,923
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
615,000	4.000	07/01/2031	671,113
870,000	4.000	07/01/2032	938,425
925,000	4.000	07/01/2033	986,254
845,000	4.000	07/01/2035	886,937
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (AA/A2)
6,645,000	3.000	09/01/2050	6,816,973
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
6,485,000	4.000	09/01/2045	7,002,114
6,170,000	4.000	09/01/2050	6,644,473
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(d)(g)(h)
1,685,000	2.875	12/03/2029	1,602,384
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
7,050,000	5.000	01/01/2030	7,551,044
5,565,000	4.000	01/01/2036	5,617,311
10,000,000	5.000	01/01/2036	10,703,900
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,010,000	4.000	07/01/2035	5,305,490
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
9,480,000	4.000	07/01/2033	9,828,580
5,025,000	5.000	07/01/2034	5,479,310
2,500,000	4.000	07/01/2041	2,559,150
4,540,000	5.000	07/01/2041	4,895,164
10,000,000	4.000	07/01/2046	10,187,900
21,200,000	5.250	01/01/2050	22,981,012
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
5,600,000	5.000	08/01/2026	5,616,688
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
6,850,000	5.250	08/01/2031	7,066,118
4,565,000	5.375	08/01/2036	4,713,682
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
12,250,000	5.000	07/01/2046	13,184,430
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,728,996

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
$490,000	4.000%	12/01/2032	$ 573,300
590,000	4.000	12/01/2033	685,727
490,000	4.000	12/01/2034	566,509
505,000	4.000	12/01/2035	580,705
610,000	4.000	12/01/2036	698,602
740,000	4.000	12/01/2037	844,673
490,000	4.000	12/01/2038	557,610
1,470,000	3.000	12/01/2039	1,526,022
980,000	3.000	12/01/2040	1,014,300
1,960,000	4.000	12/01/2049	2,173,562
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
405,000	4.000	07/01/2039	403,497
4,835,000	3.000	07/01/2044	3,903,441
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (BBB+/A3)
5,000,000	5.125	09/01/2040	5,037,950
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
700,000	5.000	09/01/2038	832,118
955,000	5.000	09/01/2039	1,131,923
945,000	4.000	09/01/2040	1,021,337
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
4,375,000	5.000	11/01/2046	4,592,613
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	493,929
610,000	5.000	10/15/2049	623,139
530,000	5.000	10/15/2054	539,418

			250,702,313

North Carolina – 0.8%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/2034	1,001,200
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
1,370,000	5.000	12/31/2037	1,430,088
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/2032	3,823,332
1,000,000	5.000	03/01/2037	1,005,800
1,000,000	5.000	03/01/2042	1,002,620
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
6,325,000	3.000	07/01/2045	6,473,005
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,392,210
1,650,000	5.000	07/01/2039	1,739,199
1,035,000	4.000	07/01/2044	934,170
1,160,000	5.000	07/01/2044	1,213,012
2,000,000	5.000	07/01/2049	2,074,820
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/2030	986,310
2,000,000	5.000	09/01/2037	2,003,580

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
$8,500,000	5.000%	01/01/2049	$ 10,170,250
4,250,000	4.000	01/01/2055	4,596,375
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
16,000,000	5.000	01/01/2049	17,998,720
5,450,000	4.000	01/01/2055	5,612,029

			63,456,720

Ohio – 2.8%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
770,000	4.000	06/01/2037	885,438
1,025,000	4.000	06/01/2038	1,174,753
1,000,000	4.000	06/01/2039	1,142,300
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
10,630,000	3.000	06/01/2048	10,069,693
4,185,000	4.000	06/01/2048	4,522,855
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
38,235,000	5.000	06/01/2055	40,261,073
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(b)
81,590,000	0.000	06/01/2057	11,326,324
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,430,408
2,700,000	5.250	11/01/2047	2,688,147
2,320,000	5.250	11/01/2050	2,281,789
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (BB-/Ba3)
22,490,000	5.375	09/15/2027	22,500,570
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
550,000	4.000	09/01/2040	573,204
825,000	4.000	09/01/2045	858,314
1,075,000	5.000	09/01/2049	1,133,265
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
29,500,000	8.223	02/15/2040	41,245,130
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	6,949,187
7,500,000	5.000	02/15/2042	8,256,675
7,500,000	4.750	02/15/2047	8,023,275
1,500,000	5.000	02/15/2057	1,639,080
1,000,000	5.500	02/15/2057	1,116,460
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
7,500,000	5.000	12/01/2051	7,009,350
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
2,000,000	5.000	01/01/2042	2,025,720
1,610,000	5.000	01/01/2046	1,625,778
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/2048	8,154,640
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(d)
2,400,000	3.750	01/15/2028	2,463,552
2,880,000	4.250	01/15/2038	2,978,208
18,110,000	4.500	01/15/2048	18,720,307

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (NR/Ba1)
$4,140,000	3.250%	09/01/2029	$ 4,253,436
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(d)
1,075,000	5.000	12/01/2033	1,177,501
2,085,000	5.000	12/01/2038	2,247,026
5,000,000	5.000	12/01/2048	5,293,600
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A/A2)
6,650,000	3.000	01/15/2045	6,656,783

			231,683,841

Oklahoma – 0.9%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
1,075,000	4.000	09/01/2045	1,129,621
1,000,000	5.000	09/01/2045	1,150,430
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
2,400,000	4.000	08/15/2052	2,581,896
2,500,000	4.125	08/15/2057	2,706,500
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
15,000,000	5.500	08/15/2052	17,421,900
9,500,000	5.500	08/15/2057	10,968,795
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,677,105
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	24,273,756
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(g)(h)
9,070,000	5.000	06/01/2025	9,022,836

			71,932,839

Oregon – 0.0%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	131,336
225,000	5.375	11/15/2055	227,644
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc, Obligated Group Series 2020 A (BBB+/NR)(f)
1,750,000	5.000	10/01/2040	2,116,100
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(d)
860,000	5.000	11/01/2039	1,027,184

			3,502,264

Pennsylvania – 3.0%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
1,500,000	5.000	09/01/2030	1,535,850
1,000,000	5.000	09/01/2035	1,016,550
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
32,000,000	4.000	04/01/2044	34,597,760
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B-/Caa2)
3,900,000	4.875	11/01/2024	3,595,566
2,500,000	5.125	05/01/2030	2,193,625

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(d)
$2,000,000	5.000%	05/01/2027	$ 2,199,780
1,400,000	5.000	05/01/2032	1,453,200
6,950,000	5.000	05/01/2042	7,139,665
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(d)
250,000	5.000	05/01/2028	272,618
1,000,000	5.000	05/01/2033	1,039,320
2,750,000	5.000	05/01/2042	2,834,232
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000	05/01/2042	18,728,460
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
1,150,000	5.000	10/01/2037	1,221,668
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/2035	511,380
1,000,000	5.000	08/01/2045	1,012,580
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/2042	1,073,700
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
1,900,000	5.000	06/01/2034	2,316,727
1,900,000	5.000	06/01/2035	2,307,911
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
6,000,000	4.000	06/01/2039	6,681,180
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/Aa3)(c)
(3 Mo. LIBOR + 0.55%),
740,000	1.010	11/01/2026	730,609
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000	01/01/2038	1,553,265
Doylestown Hospital Authority RB Series 2019 A (BBB-/Ba1)
1,250,000	4.000	07/01/2045	1,309,812
2,375,000	5.000	07/01/2049	2,625,658
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,030,766
900,000	5.000	12/01/2048	828,387
1,750,000	5.000	12/01/2053	1,577,468
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(c)
(3 Mo. LIBOR + 0.77%), 1.230
52,950,000		05/01/2037	46,623,005
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
1,300,000	4.000	06/01/2044	1,477,034
2,300,000	5.000	06/01/2044	2,818,374
5,700,000	4.000	06/01/2049	6,435,756
4,225,000	5.000	06/01/2049	5,145,712
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/2027	1,423,786
1,500,000	5.000	04/01/2033	1,514,115
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
750,000	5.000	03/01/2045	750,473
1,000,000	5.000	03/01/2050	993,810
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities Inc Obligated Group Series 2020 C (A-/NR)(f)
2,365,000	5.000	11/15/2045	2,722,635

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
$1,900,000	5.000%	11/01/2044	$ 1,884,021
2,100,000	5.000	11/01/2049	2,064,930
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
945,000	5.000	05/01/2044	1,010,791
1,245,000	5.000	05/01/2049	1,326,622
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(d)
5,725,000	5.750	06/01/2036	5,383,733
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,015,000	6.250	01/01/2032	7,145,128
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (B-/Caa1)
2,460,000	8.000	05/01/2029	2,466,052
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(c)
(3 Mo. LIBOR + 0.60%),
10,880,000	1.560	07/01/2027	10,665,773
(3 Mo. LIBOR + 0.65%),
10,750,000	1.610	07/01/2039	9,680,912
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB-/NR)
4,000,000	5.000	05/01/2042	4,032,120
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
365,000	5.000	07/01/2031	376,822
400,000	5.000	07/01/2035	406,836
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
3,875,000	5.250	06/01/2047	4,476,013
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
1,375,000	5.000	06/15/2050	1,377,970
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2028	578,825
2,000,000	5.000	07/01/2029	2,306,180
3,000,000	5.000	07/01/2030	3,450,780
2,615,000	5.000	07/01/2031	2,989,651
1,000,000	5.000	07/01/2032	1,136,560
4,425,000	5.000	07/01/2033	5,004,719
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
1,020,000	5.000	11/15/2021	1,021,010
2,450,000	5.000	11/15/2028	2,373,339
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,173,370
2,325,000	5.000	01/01/2038	2,457,060
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
475,000	5.000	10/01/2039	486,272
1,125,000	5.000	10/01/2049	1,133,201
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (BB/NR)
1,000,000	5.000	07/01/2028	1,022,870
1,000,000	5.000	07/01/2035	1,002,480

			249,726,477

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – 7.4%
Commonwealth of Puerto Rico Public Improvement GO Unlimited Refunding Bonds Series 2011 E (NR/Ca)(i)
$2,000,000	6.000%	07/01/2029	$ 1,302,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
7,495,000	6.000	07/01/2044	7,607,425
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
535,000	4.250	07/01/2025	537,675
115,000	4.500	07/01/2027	114,712
370,000	5.000	07/01/2030	380,175
6,185,000	5.125	07/01/2037	6,308,700
24,605,000	5.250	07/01/2042	25,097,100
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (NR/Ca)(i)
115,000	5.250	07/01/2030	80,931
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)(i)
81,230,000	8.000	07/01/2035	48,738,000
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)(i)
5,185,000	5.500	07/01/2039	3,389,694
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	390,042
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
28,730,000	5.250	07/01/2038	29,805,364
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
1,860,000	5.250	07/01/2033	2,020,127
680,000	5.250	07/01/2034	740,853
6,070,000	5.250	07/01/2036	6,620,853
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (NR/C)(i)
215,000	5.000	07/01/2028	31,712
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,560,000	5.500	07/01/2023	1,668,904
2,050,000	5.500	07/01/2027	2,238,169
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)(i)
4,000,000	5.250	07/01/2032	2,810,000
4,035,000	5.250	07/01/2037	2,834,587
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (NR/Ca)(i)
155,000	6.000	07/01/2035	99,006
205,000	6.500	07/01/2040	131,200
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS-RSA-1 (D/NR)(i)
130,000	4.625	07/01/2030	89,700
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
(3 Mo. LIBOR + 0.52%),
52,372,000	1.480	07/01/2029	46,087,360
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
1,250,000	5.250	07/01/2032	1,275,263
435,000	5.250	07/01/2035	444,148
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (D/NR)(i)
80,000	3.500	07/01/2020	53,900
155,000	3.625	07/01/2021	104,431
60,000	3.750	07/01/2022	40,425
390,000	3.875	07/01/2023	262,763
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (NR/NR)(i)
215,000	3.300	07/01/2019	142,975

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (NR/Ca)(i)
$1,000	5.000%	07/01/2024	$ 666
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)(i)
260,000	4.250	07/01/2020	178,750
25,000	5.250	07/01/2020	17,437
80,000	4.375	07/01/2021	55,000
100,000	4.375	07/01/2022	68,750
65,000	5.000	07/01/2022	45,175
190,000	4.500	07/01/2023	131,100
125,000	5.000	07/01/2024	86,875
90,000	4.625	07/01/2025	62,100
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)(i)
65,000	3.700	07/01/2017	43,225
1,230,000	5.000	07/01/2017	851,775
145,000	4.250	07/01/2018	96,969
3,130,000	5.000	07/01/2019	2,167,525
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (D/NR)(i)
1,295,000	5.000	07/01/2032	900,025
1,385,000	5.000	07/01/2037	962,575
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (NR/NR)(i)
300,000	4.200	07/01/2019	200,625
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (D/NR)(i)
2,000,000	5.500	07/01/2020	1,400,000
3,765,000	5.250	07/01/2033	2,626,087
Puerto Rico Electric Power Authority RB Series 2010 AAA (NR/Ca)(i)
4,000	5.250	07/01/2027	2,675
4,000	5.250	07/01/2028	2,675
Puerto Rico Electric Power Authority RB Series 2010 AAA-RSA-1 (D/NR)(i)
130,000	5.250	07/01/2023	90,675
1,485,000	5.250	07/01/2027	1,035,787
2,115,000	5.250	07/01/2028	1,475,213
Puerto Rico Electric Power Authority RB Series 2010 BBB-RSA-1 (D/NR)(i)
90,000	5.400	07/01/2028	61,650
Puerto Rico Electric Power Authority RB Series 2010 CCC-RSA-1 (D/NR)(i)
80,000	5.000	07/01/2022	55,600
90,000	4.250	07/01/2023	61,875
60,000	4.500	07/01/2023	41,400
50,000	4.600	07/01/2024	34,500
210,000	4.625	07/01/2025	144,900
900,000	5.000	07/01/2025	625,500
25,000	5.000	07/01/2026	17,375
40,000	4.800	07/01/2027	27,600
Puerto Rico Electric Power Authority RB Series 2010 EEE-RSA-1 (D/NR)(i)
1,175,000	5.950	07/01/2030	810,750
4,620,000	6.050	07/01/2032	3,205,125
115,000	6.250	07/01/2040	79,925
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)(i)
20,000	4.875	07/01/2027	13,800
7,590,000	5.250	07/01/2040	5,294,025
Puerto Rico Electric Power Authority RB Series 2010 YY-RSA-1 (D/NR)(i)
2,130,000	6.125	07/01/2040	1,480,350
Puerto Rico Electric Power Authority RB Series 2012 A-RSA-1 (D/NR)(i)
1,905,000	4.800	07/01/2029	1,314,450
14,720,000	5.000	07/01/2042	10,230,400
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)(i)
715,000	7.250	07/01/2030	511,225
5,210,000	7.000	07/01/2033	3,712,125
6,190,000	7.000	07/01/2040	4,410,375

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2016 A4-RSA-1 (NR/NR)(i)
$747,236	10.000%	07/01/2019	$ 545,482
Puerto Rico Electric Power Authority RB Series 2016 B4-RSA-1 (NR/NR)(i)
747,235	10.000	07/01/2019	545,482
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)(i)
5,036,850	10.000	01/01/2021	3,683,197
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)(i)
5,036,850	10.000	07/01/2021	3,683,197
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)(i)
1,678,950	10.000	01/01/2022	1,227,732
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)(i)
1,678,950	10.000	07/01/2022	1,227,732
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
2,000,000	5.250	07/01/2041	2,166,900
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
2,395,000	5.250	07/01/2035	2,442,086
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
470,000	5.250	07/01/2032	509,001
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
100,000	5.500	07/01/2029	110,476
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
185,000	5.500	07/01/2031	204,236
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
2,455,000	5.500	07/01/2029	2,712,186
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
330,000	5.500	07/01/2026	360,485
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
3,825,000	5.250	07/01/2031	4,039,468
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
320,000	5.250	07/01/2034	348,637
27,260,000	5.250	07/01/2036	29,731,937
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,570,000	5.250	07/01/2033	1,602,295
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
4,920,000	4.750	07/01/2038	4,932,300
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(b)
4,785,000	0.000	07/01/2034	2,519,398
3,850,000	0.000	07/01/2035	1,929,890
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (NR/Ca)(i)
1,000,000	6.125	07/01/2023	826,250
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(b)
4,313,000	0.000	07/01/2031	3,036,568
10,295,000	0.000	07/01/2033	6,654,997
77,325,000	0.000	07/01/2046	21,809,516
119,252,000	0.000	07/01/2051	24,206,963

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
$124,951,000	4.329%	07/01/2040	$ 125,529,523
562,000	4.536	07/01/2053	569,492
12,699,000	4.784	07/01/2058	13,093,304
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	4,102,744
3,447,000	4.550	07/01/2040	3,514,216
25,341,000	4.750	07/01/2053	26,041,932
71,774,000	5.000	07/01/2058	75,043,306

			605,034,256

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC-/NR)(b)
124,220,000	0.000	06/01/2052	18,112,518

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,099,000	6.875	11/01/2035	3,103,772
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (A-/NR)
2,365,000	5.000	11/15/2047	2,648,280
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A/A2)
7,790,000	5.250	12/01/2055	8,875,848
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A3)(f)
2,250,000	4.000	04/15/2045	2,517,278
2,000,000	3.000	04/15/2049	2,006,420

			19,151,598

Tennessee – 0.2%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
2,200,000	4.000	08/01/2044	2,370,742
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-2 (BBB+/Baa1)
1,900,000	5.000	08/01/2049	2,215,381
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
5,230,000	4.000	07/01/2040	5,629,624
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A-/Baa1)
1,500,000	5.000	08/15/2042	1,573,260
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/2040	2,839,875
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
315,000	5.000	10/01/2029	353,134
230,000	5.000	10/01/2034	253,106
375,000	5.000	10/01/2039	405,236
450,000	5.000	10/01/2048	478,967
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(d)
850,000	5.125	06/01/2036	875,398

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
$2,000,000	5.375%	12/01/2047	$ 2,007,740

			19,002,463

Texas – 4.7%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(d)
825,000	4.250	09/01/2023	847,226
500,000	4.625	09/01/2028	552,200
2,160,000	5.125	09/01/2038	2,410,538
2,580,000	5.250	09/01/2047	2,851,777
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/2035	2,144,571
2,435,000	5.000	12/01/2040	2,561,036
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (A-/Baa1)
3,900,000	5.000	01/01/2045	4,260,126
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
1,600,000	5.000	01/01/2040	1,752,160
2,465,000	5.000	01/01/2046	2,675,979
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(d)
2,190,000	6.500	09/01/2048	2,440,886
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(d)
6,000,000	5.125	11/01/2033	6,235,020
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(d)
400,000	5.500	09/01/2046	449,116
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,273,792
1,700,000	5.750	09/01/2047	1,912,483
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(d)
2,380,000	4.250	09/01/2049	2,426,529
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,860,000	7.500	09/01/2045	4,084,613
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,790,000	6.250	09/01/2045	1,851,290
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(d)
1,360,000	4.250	08/15/2049	1,405,533
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(d)
910,000	4.350	08/15/2039	921,347
1,920,000	4.500	08/15/2048	1,943,885
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
2,050,000	3.250	08/15/2043	2,134,993
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000	09/01/2047	4,689,254

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
$1,390,000	4.500%	09/01/2037	$ 1,481,462
2,435,000	5.000	09/01/2044	2,635,839
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
2,235,000	4.500	09/01/2032	2,525,170
4,715,000	4.500	09/01/2038	5,210,028
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(d)
1,200,000	4.375	09/01/2049	1,241,268
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
1,500,000	5.000	08/15/2043	1,501,770
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(d)
1,405,000	4.625	09/01/2039	1,505,162
900,000	4.750	09/01/2044	954,153
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(d)
1,225,000	4.875	09/01/2044	1,310,383
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(d)
580,000	4.250	09/15/2039	603,281
945,000	4.500	09/15/2049	981,770
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(d)
850,000	5.000	09/15/2049	898,748
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(d)
295,000	4.500	09/15/2040	309,514
525,000	4.625	09/15/2049	548,210
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(d)
785,000	4.250	09/15/2039	833,489
3,000,000	4.375	09/15/2049	3,144,570
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(d)
1,155,000	5.750	09/15/2039	1,219,923
2,055,000	6.000	09/15/2049	2,167,696
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(d)
2,405,000	5.875	09/15/2039	2,548,963
5,200,000	5.125	09/15/2048	5,526,300
3,830,000	6.125	09/15/2048	4,059,800
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(d)
550,000	5.250	09/01/2040	562,606
355,000	5.625	09/01/2040	363,389
560,000	4.125	09/01/2049	586,857
1,510,000	5.375	09/01/2050	1,543,703
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(d)
1,355,000	4.125	09/01/2048	1,397,222
1,465,000	4.500	09/01/2048	1,535,437
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(d)
2,465,000	4.875	09/01/2048	2,638,511
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(d)
1,050,000	4.375	09/01/2049	1,098,794
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(f)
126,000	3.875	09/01/2040	126,416
175,000	4.125	09/01/2050	175,569

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
$400,000	4.875%	09/01/2039	$433,316
835,000	5.000	09/01/2049	897,166
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(d)
905,000	4.500	09/01/2039	930,983
1,185,000	5.500	09/01/2039	1,262,108
1,490,000	4.750	09/01/2049	1,532,301
2,140,000	5.750	09/01/2049	2,277,709
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(f)
250,000	3.750	09/01/2040	250,830
350,000	4.000	09/01/2050	351,148
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(d)
1,760,000	4.750	09/15/2049	1,856,448
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
765,000	5.375	09/01/2040	774,387
1,800,000	5.625	09/01/2050	1,833,336
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
360,000	4.500	09/01/2023	368,744
780,000	5.000	09/01/2028	858,406
1,935,000	5.600	09/01/2038	2,160,137
2,550,000	5.700	09/01/2047	2,813,747
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(d)
3,250,000	5.000	04/01/2032	3,392,935
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
275,000	3.750	08/15/2024	272,404
350,000	4.000	08/15/2029	341,103
1,150,000	4.500	08/15/2035	1,097,675
875,000	5.000	08/15/2044	842,905
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa2)
1,545,000	4.750	05/01/2038	1,575,112
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa2)
5,685,000	4.750	11/01/2042	5,777,381
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(d)
1,575,000	5.000	09/01/2027	1,624,282
895,000	5.000	09/01/2032	900,826
1,315,000	5.125	09/01/2037	1,297,340
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(a)
15,140,000	0.000	10/01/2046	17,038,102
11,100,000	0.000	10/01/2047	12,506,925
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(c)
(3 Mo. LIBOR + 0.67%),
23,855,000	0.933	08/15/2035	21,625,750
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(d)
1,340,000	4.500	09/01/2039	1,394,511
1,800,000	4.750	09/01/2049	1,870,830
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	646,819
510,000	3.875	09/01/2037	551,937
955,000	4.000	09/01/2047	1,028,067
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (BB-/NR)
15,835,000	5.000	07/15/2028	16,392,709

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (BB-/NR)
$875,000	5.000%	07/01/2027	$ 910,061
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (BB-/NR)
1,250,000	5.000	07/15/2027	1,300,313
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (BB-/NR)
2,780,000	5.000	07/15/2027	2,852,864
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB-/Ba3)
10,000,000	6.625	07/15/2038	10,175,600
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB-/Ba3)
9,250,000	5.000	07/01/2029	9,479,677
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB-/NR)
10,500,000	5.000	07/15/2035	10,611,510
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,950,000	5.000	12/01/2045	2,012,907
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(d)
510,000	4.500	09/01/2023	525,733
785,000	5.000	09/01/2028	871,829
1,170,000	5.375	09/01/2038	1,282,753
1,930,000	5.125	09/01/2047	2,081,254
1,500,000	5.500	09/01/2047	1,629,180
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(d)
17,350,000	4.625	10/01/2031	18,187,311
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,850,000	5.000	09/15/2043	1,968,529
2,800,000	5.000	09/15/2048	2,963,716
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(d)
1,465,000	5.000	08/15/2051	1,500,160
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (B/B2)
335,000	5.000	04/01/2031	327,891
300,000	5.000	04/01/2036	284,004
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
1,000,000	5.000	04/01/2047	1,021,090
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/2046	1,271,818
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
8,500,000	5.000	01/01/2048	9,751,285
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(d)
9,995,000	4.000	01/01/2050	9,528,633
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(d)
4,125,000	6.000	01/01/2025	4,101,323
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	159,826
460,000	6.000	09/15/2046	411,612

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(d)
$825,000	4.125%	09/15/2039	$ 844,569
3,275,000	4.375	09/15/2049	3,352,880
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/2045	6,950,403
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(c)
(3 Mo. LIBOR + 0.70%),
6,520,000	0.910	12/15/2026	6,364,107
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
5,000,000	4.000	12/31/2037	5,496,500
3,750,000	4.000	12/31/2038	4,109,888
3,000,000	4.000	12/31/2039	3,278,790
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
3,900,000	5.000	12/31/2050	4,056,195
3,900,000	5.000	12/31/2055	4,047,459
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (NR/Baa3)
5,000,000	6.750	06/30/2043	5,683,200
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
21,790,000	5.000	06/30/2058	24,725,113
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
2,850,000	5.000	08/15/2042	3,073,269
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(d)
1,353,000	5.875	09/01/2047	1,524,114
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(d)
1,400,000	5.000	09/01/2047	1,500,800
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
127,000	4.000	12/01/2021	129,955
500,000	4.000	12/01/2027	531,740
1,545,000	4.750	12/01/2035	1,652,393

			384,370,990

Utah – 0.2%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
10,605,000	7.100	08/15/2023	10,950,193
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
6,000,000	5.000	07/01/2047	6,982,560

			17,932,753

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	913,250

Virgin Islands – 0.5%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
10,775,000	5.000	10/01/2025	10,261,571
7,910,000	5.000	10/01/2029	7,489,030
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
6,080,000	5.000	10/01/2032	5,688,874

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
$9,850,000	5.000%	10/01/2039	$ 8,779,403
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (AA/A2)
3,515,000	5.000	10/01/2039	3,926,044
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa3)
2,000,000	6.000	10/01/2039	1,834,280

			37,979,202

Virginia – 1.5%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB+/NR)
2,700,000	5.000	10/01/2045	2,786,481
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
5,000,000	5.000	01/01/2050	5,343,200
5,000,000	5.000	01/01/2059	5,224,100
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
990,000	6.250	03/01/2021	1,008,444
2,000,000	6.625	03/01/2026	2,039,740
7,000,000	6.875	03/01/2036	7,129,570
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
710,000	4.000	04/01/2045	713,237
880,000	5.000	04/01/2049	967,490
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
11,560,000	6.706	06/01/2046	11,068,816
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(b)
236,845,000	0.000	06/01/2047	43,463,426
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(b)
34,250,000	0.000	06/01/2047	5,950,252
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
26,545,000	5.000	12/31/2056	29,186,493
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
4,000,000	5.000	01/01/2044	4,110,360
3,000,000	5.000	07/01/2049	3,082,770
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B-/NR)(d)(g)(h)
1,000,000	5.000	07/01/2038	1,021,180

			123,095,559

Washington – 1.4%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (DELTA AIR LINES INC (OBLI)) (BB/NR)
6,255,000	5.000	04/01/2030	6,409,248
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,790,000	5.000	08/01/2049	4,419,102
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)(f)
1,125,000	4.000	05/01/2050	1,226,194
Washington State Convention Center Public Facilities District RB Series 2018 (BBB/A3)
5,500,000	5.000	07/01/2058	5,962,495

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington State Convention Center Public Facilities District RB Series 2018 (BBB+/A1)
$16,450,000	5.000%	07/01/2048	$ 18,052,888
37,700,000	4.000	07/01/2058	38,158,432
35,975,000	5.000	07/01/2058	39,390,107
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(d)
1,350,000	5.000	01/01/2049	1,308,150
3,800,000	5.000	01/01/2055	3,637,664

			118,564,280

West Virginia – 0.5%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
955,000	3.000	03/01/2035	962,325
2,685,000	3.000	03/01/2037	2,688,705
2,685,000	3.250	03/01/2041	2,700,090
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (BB-/Ba3)(f)(g)(h)
3,250,000	5.000	07/01/2025	3,318,152
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (A-/Baa1)
4,750,000	5.375	12/01/2038	4,816,262
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
6,120,000	5.000	01/01/2043	7,104,280
13,000,000	4.125	01/01/2047	13,952,380
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
1,650,000	5.000	09/01/2038	1,898,671
1,525,000	5.000	09/01/2039	1,750,121

			39,190,986

Wisconsin – 0.6%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (AA/A2)
900,000	5.000	07/01/2044	1,046,997
2,350,000	4.125	07/01/2049	2,554,991
1,300,000	5.000	07/01/2054	1,498,406
1,600,000	5.000	07/01/2058	1,836,800
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(d)
305,000	4.000	06/15/2029	305,796
385,000	5.000	06/15/2039	391,325
495,000	5.000	06/15/2049	497,010
430,000	5.000	06/15/2054	430,645
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
5,900,000	4.300	11/01/2030	6,346,512
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
760,000	4.000	07/01/2045	822,746
950,000	4.000	07/01/2050	1,023,254
1,185,000	4.000	07/01/2055	1,272,003
1,520,000	4.000	07/01/2059	1,631,598
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(d)
1,300,000	5.000	06/15/2054	1,342,172
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
2,600,000	5.200	12/01/2037	2,790,008
1,525,000	5.350	12/01/2045	1,629,219

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(d)
$565,000	5.000%	04/01/2040	$ 573,673
2,000,000	5.000	04/01/2050	1,999,840
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(d)
1,950,000	5.000	06/01/2050	1,964,644
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
12,080,000	4.000	01/01/2052	9,781,901
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(d)
1,450,000	5.000	09/01/2049	1,263,849
1,360,000	5.000	09/01/2054	1,166,785
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(d)
3,205,000	6.125	10/01/2049	2,917,191
Public Finance Authority RB Series 2019 A-1 (NR/NR)(d)
41,995	5.500	12/01/2048	20,997
Public Finance Authority RB Series 2019 A-2 (NR/NR)(d)
85,207	7.250	12/01/2048	42,604
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
575,000	5.000	11/15/2044	587,920
765,000	5.000	11/15/2049	779,864
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,348,605
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
385,000	4.000	03/15/2040	406,491
1,115,000	5.000	03/15/2050	1,273,497
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
1,315,000	3.000	02/01/2042	1,278,351
435,000	4.000	02/01/2045	456,232

			53,281,926

Wyoming – 0.4%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
32,340,000	3.625	07/15/2039	34,318,885

TOTAL MUNICIPAL BONDS (Cost $7,531,766,802)			$7,971,849,772

Corporate Bonds – 0.4%
Health Care Equipment & Services – 0.3%
CommonSpirit Health
$1,293,000	4.350%	11/01/2042	$ 1,344,739
Prime Healthcare Foundation, Inc. Series B
16,525,000	7.000	12/01/2027	19,971,266

			21,316,005

Real Estate(f) – 0.1%
Benloch Ranch Improvement Association No. 1 Series 2020
12,165,000	9.750	12/01/2039	12,165,000

TOTAL CORPORATE BONDS (Cost $29,595,796)			$ 33,481,005

TOTAL INVESTMENTS – 97.5% (Cost $7,561,362,598)			$8,005,330,777

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%			207,632,772

NET ASSETS – 100.0%			$8,212,963,549

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	When-issued security.

(g)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2020.

(i)	Security is currently in default.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CA MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.418%	Bank of America NA	03/20/2023	USD 4,000	$ 63,736	$ (53,942)	$117,678
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.700	0.296	JPMorgan Chase Bank NA	06/20/2021	10,000	141,815	—	141,815
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.418		03/20/2023	9,000	143,405	(121,370)	$264,775
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.457		09/20/2023	15,000	262,687	(224,962)	487,649
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.830	2.151		06/20/2021	10,000	(25,885)	—	(25,885)
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.479	Morgan Stanley Co., Inc.	12/20/2023	10,000	180,474	(98,368)	278,842
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	2.999		12/20/2023	10,000	(580,222)	(266,259)	(313,963)

TOTAL						$186,010	$(764,901)	$ 950,911

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.4%
Alabama – 0.9%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (AA/Aa1)
$3,385,000	5.000%	05/01/2023	$ 3,816,994
Black Belt Energy Gas District RB Project 4 Series 2019 A-1 (A/A3)(a)(b)
20,035,000	4.000	12/01/2025	22,786,006
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
75,000	4.000	10/01/2020	75,476
85,000	4.000	10/01/2021	87,719
85,000	4.000	10/01/2022	89,845
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A/A1)(a)(b)
3,335,000	1.000	06/26/2025	3,335,000
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
3,025,000	5.000	09/15/2021	3,188,380
1,225,000	5.000	09/15/2022	1,342,723
2,000,000	5.000	09/15/2023	2,279,320
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,300,000	5.000	10/01/2021	1,364,220
1,745,000	5.000	10/01/2022	1,896,710
3,125,000	6.500	10/01/2053	3,625,750
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
225,000	2.000	10/01/2024	232,429
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(a)(b)
675,000	2.000	10/01/2024	697,288
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
1,875,000	2.000	10/01/2024	1,936,913
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2020 A (BBB/Baa2)(a)(b)(c)
2,500,000	1.375	06/16/2025	2,513,700
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(a)
	(1 Mo. LIBOR + 0.85%),
25,100,000	0.966	06/01/2024	24,504,879
Troy University RB Refunding Series 2019 A (BAM) (AA/A1)
400,000	4.000	11/01/2021	418,704
850,000	4.000	11/01/2022	913,767

			75,105,823

Alaska – 0.7%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)(c)
640,000	5.000	12/01/2022	705,862
1,240,000	5.000	12/01/2023	1,417,543
1,775,000	5.000	12/01/2024	2,093,542
1,500,000	5.000	12/01/2025	1,815,015
Borough of North Slope GO Bonds for General Purpose Series 2018 A (AA/Aa2)
1,055,000	5.000	06/30/2021	1,104,195
1,110,000	5.000	06/30/2023	1,157,896
Borough of North Slope GO Bonds for General Purpose Series 2019 A (AA/Aa2)
16,555,000	5.000	06/30/2021	17,326,960
6,775,000	5.000	06/30/2022	7,402,026
10,225,000	5.000	06/30/2023	11,560,283
Borough of North Slope GO Bonds for Schools Series 2019 B (AA/Aa2)
990,000	5.000	06/30/2023	1,119,284
Municipality of Anchorage GO Refunding Bonds Series 2018 D (AAA/NR)
5,025,000	4.000	09/01/2022	5,407,603

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alaska – (continued)
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/A2)
$490,000	4.625%	06/01/2023	$ 490,098
State of Alaska International Airports System RB Refunding Series 2010 A (AMT) (A+/A1)
1,470,000	5.000	10/01/2023	1,484,568

			53,084,875

Arizona – 2.1%
Arizona Department of Transportation State Highway RB Series 2013 A (AA+/Aa2)
14,280,000	5.000	07/01/2023	15,584,478
Arizona Department of Transportation State Highway Taxable RB Refunding Series 2020 (AA+/Aa1)
9,000,000	1.958	07/01/2024	9,383,310
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
	(3 Mo. LIBOR + 0.81%),
62,700,000	1.770	01/01/2037	58,584,372
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
170,000	5.000	11/01/2020	172,569
250,000	5.000	11/01/2021	264,003
250,000	5.000	11/01/2022	272,875
505,000	5.000	11/01/2023	568,847
395,000	5.000	11/01/2024	457,078
340,000	5.000	11/01/2025	402,366
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BB+/NR)
675,000	5.000	01/01/2022	680,413
600,000	5.000	01/01/2023	606,870
575,000	5.000	01/01/2024	583,280
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BB/NR)
485,000	5.000	01/01/2022	483,618
505,000	5.000	01/01/2023	501,849
560,000	5.000	01/01/2024	554,523
Arizona School Facilities Board COPS Refunding Series 2015 A (AA-/Aa2)
8,000,000	5.000	09/01/2020	8,059,920
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
5,820,000	5.000	07/01/2021	6,092,143
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(a)(b)
10,365,000	5.000	06/03/2024	11,936,852
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (A/A2)
3,000,000	2.107	07/01/2021	3,021,510
3,150,000	2.163	07/01/2022	3,201,282
2,050,000	2.226	07/01/2023	2,098,319
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (A/WR)
1,000,000	2.007	07/01/2020	1,000,000
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (A+/A1)(e)
5,000,000	5.000	07/01/2020	5,000,000
County of Pinal RB Refunding Series 2014 (AA-/NR)
2,465,000	5.000	08/01/2021	2,589,877
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
3,400,000	4.000	07/01/2021	3,525,154
1,665,000	5.000	07/01/2022	1,820,711
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/WR)
3,000,000	4.000	07/01/2020	3,000,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
$9,505,000	5.000%	07/01/2021	$ 9,954,396
16,400,000	5.000	07/01/2023	18,622,364
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
125,000	4.000	07/01/2023	136,225
135,000	4.000	07/01/2024	150,340

			169,309,544

Arkansas – 0.2%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
250,000	5.000	08/01/2021	260,687
250,000	5.000	08/01/2022	270,558
235,000	5.000	08/01/2023	263,059
400,000	5.000	08/01/2024	461,468
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ST AID WITHHLDG) (NR/Aa2)
1,295,000	3.000	02/01/2021	1,313,519
1,950,000	3.000	02/01/2022	2,024,139
1,510,000	3.000	02/01/2023	1,600,781
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,075,000	3.000	10/01/2020	1,082,245
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
6,050,000	3.000	02/01/2021	6,140,387

			13,416,843

California – 6.3%
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/Baa2)(f)
255,000	0.000	10/01/2020	254,077
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (NR/Aaa)(e)(f)
12,325,000	0.000	10/01/2020	12,313,784
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
500,000	5.000	05/01/2021	518,880
335,000	5.000	05/01/2022	362,560
300,000	5.000	05/01/2023	336,657
265,000	5.000	05/01/2024	307,302
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.90%),
10,000,000	1.030	05/01/2023	9,969,400
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.90%),
7,000,000	1.030	05/01/2023	6,978,580
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(a)
	(SIFMA Municipal Swap Index Yield + 1.25%),
15,000,000	1.380	04/01/2027	14,701,950
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 C (AA/Aa3)(a)(b)
11,175,000	2.100	04/01/2022	11,419,509

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
$255,000	5.000%	05/01/2021	$ 260,623
1,000,000	5.000	05/01/2023	1,042,350
535,000	5.000	05/01/2024	563,023
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (A/NR)
500,000	3.000	06/01/2021	511,290
400,000	4.000	06/01/2022	425,852
400,000	4.000	06/01/2023	438,248
750,000	5.000	06/01/2024	871,515
700,000	5.000	06/01/2025	837,060
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (BBB+/NR)
1,000,000	1.750	06/01/2030	1,024,050
California Health Facilities Financing Authority RB for Kaiser Foundation Hospitals Series 2017 D (AA-/NR)(a)(b)
4,695,000	5.000	11/01/2022	5,166,988
California Health Facilities Financing Authority RB Refunding for Sutter Health Obligated Group Series 2011 D (A+/A1)
1,775,000	5.250	08/15/2031	1,856,952
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Project Series 2013 A-1 (AAA/Aaa)(a)
	(1 Mo. LIBOR + 0.33%),
20,000,000	0.451	04/01/2022	19,847,400
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (A-/NR)(a)(b)(g)
1,800,000	1.300	02/03/2025	1,808,010
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
325,000	5.000	10/01/2020	327,402
250,000	5.000	10/01/2021	259,155
250,000	5.000	10/01/2022	266,830
225,000	5.000	10/01/2023	245,781
275,000	5.000	10/01/2024	306,155
275,000	5.000	10/01/2025	310,992
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
100,000	4.000	06/01/2022	103,277
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa2)(a)
	(SIFMA Municipal Swap Index Yield + 0.38%),
15,000,000	0.510	12/01/2022	14,863,800
California Statewide Communities Development Authority RB for Irvine East Campus Apartments, CHF-Irvine LLC Series 2017 (NR/Baa1)
1,545,000	5.000	05/15/2021	1,588,384
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (BBB+/NR)
300,000	5.000	01/01/2021	305,997
500,000	5.000	01/01/2022	529,905
500,000	5.000	01/01/2023	549,290
California Statewide Communities Development Authority RB Refunding for Irvine East Campus Apartments, CHF-Irvine LLC Series 2016 (NR/Baa1)
1,250,000	5.000	05/15/2021	1,285,100
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
275,000	3.000	09/01/2020	275,976
195,000	3.000	09/01/2021	199,450
205,000	3.000	09/01/2022	212,813
210,000	3.000	09/01/2023	221,246
215,000	3.000	09/01/2024	228,476
225,000	4.000	09/01/2025	251,966

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (AA-/NR)(f)
$2,390,000	0.000%	08/01/2023	$ 2,354,198
City of Montebello RB Series 2020 (AGM) (AA/NR)
1,000,000	1.936	06/01/2021	1,006,900
1,000,000	2.403	06/01/2024	1,035,080
1,000,000	2.503	06/01/2025	1,035,650
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
5,000,000	5.000	06/01/2021	5,197,350
6,000,000	5.000	06/01/2022	6,476,460
6,000,000	5.000	06/01/2023	6,704,040
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB-/NR)
12,400,000	3.500	06/01/2036	12,520,032
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
3,630,000	3.678	06/01/2038	3,653,014
Irvine City Limited Obligation Improvement Bonds Reassessment District No. 15-2 Series 2015 (NR/NR)
725,000	4.000	09/02/2020	728,661
775,000	5.000	09/02/2021	811,022
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,912,960
1,135,000	5.000	09/01/2023	1,271,960
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	648,732
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	562,234
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	263,555
415,000	4.000	09/01/2023	448,707
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000	5.000	09/01/2020	1,244,806
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
785,000	5.000	09/01/2021	819,061
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
27,900,000	5.720	05/01/2027	34,989,669
Los Angeles Unified School District GO Bonds Series KRY 2010 CA (A+/Aa3)
29,145,000	5.250	07/01/2028	29,259,248
Los Angeles Unified School District GO Refunding Bonds 2014 C (A+/Aa3)
4,520,000	5.000	07/01/2027	5,281,439
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
730,000	4.000	09/01/2020	734,212
650,000	4.000	09/01/2021	676,364
Newport Mesa Unified School District GO Bonds Series 2011 (AA+/Aaa)(e)(f)
11,625,000	0.000	08/01/2021	1,924,170
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(d)
	(3 Mo. LIBOR + 0.72%),
10,855,000	1.680	07/01/2027	10,459,987
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
380,000	4.000	09/01/2022	400,984

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)(c)
$180,000	4.000%	09/01/2022	$ 189,498
195,000	4.000	09/01/2024	212,437
205,000	4.000	09/01/2025	225,535
210,000	4.000	09/01/2026	232,470
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
1,000,000	4.000	09/01/2020	1,004,890
675,000	5.000	09/01/2021	705,497
800,000	5.000	09/01/2022	862,944
1,835,000	5.000	09/01/2023	2,044,887
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(d)
	(3 Mo. LIBOR + 0.53%),
54,485,000	0.765	12/01/2035	47,212,887
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2020 B (AA/Aa2)(c)
4,400,000	0.872	12/01/2024	4,421,956
4,900,000	1.042	12/01/2025	4,936,750
Sacramento Municipal Utility District RB Subseries 2019 A (AA-/NR)(a)(b)
22,130,000	5.000	10/17/2023	24,786,264
San Diego Community College District GO Bonds for Election of 2006 Series 2013 (AAA/Aaa)(h)
42,470,000	0.000	08/01/2041	23,941,613
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (A+/A1)
1,500,000	5.000	05/01/2022	1,547,190
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A+/A1)
6,900,000	5.000	05/01/2026	7,370,511
10,000,000	5.000	05/01/2027	10,665,000
Sequoia Union High School District GO Refunding Bonds Series 2020 (NR/Aaa)
160,000	1.600	07/01/2023	163,784
Sequoia Union High School District GO Refunding Bonds Series 2020 (NR/WR)
1,060,000	1.447	07/01/2020	1,060,000
State of California GO Bonds for General Obligation High Speed Train Series 2017 A (AA-/Aa2)
12,400,000	2.367	04/01/2022	12,775,596
State of California GO Bonds RMKT 10/01/12 Series 2004 B-2 (AA+/Aa1)(a)(b)
15,545,000	0.050	07/01/2020	15,545,000
State of California GO Unlimited Various Purpose Bonds Series 2019 A (AA-/Aa2)
29,705,000	2.350	04/01/2022	30,596,150
State of California Various Purpose GO Bonds for Bid Group A Series 2018 (AA-/Aa2)
52,000,000	5.000	10/01/2022	57,515,120
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
8,950,000	1.400	06/01/2022	8,908,472
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (BBB/Baa2)
690,000	4.750	06/01/2023	691,049
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
2,500,000	5.000	06/01/2021	2,593,925
2,000,000	5.000	06/01/2022	2,153,260
1,750,000	5.000	06/01/2024	2,010,645

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB+/NR)
$580,000	2.250%	06/01/2029	$ 615,252
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
650,000	5.000	10/01/2020	656,377
1,200,000	5.000	10/01/2026	1,454,400
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/Aa3)(f)
1,775,000	0.000	08/01/2020	1,774,379

			515,442,288

Colorado – 2.7%
City of Aurora COPS Refunding Series 2019 (AA/Aa1)
1,000,000	5.000	12/01/2020	1,019,130
450,000	5.000	12/01/2021	479,088
325,000	5.000	12/01/2022	360,711
275,000	5.000	12/01/2023	317,053
875,000	5.000	12/01/2024	1,043,840
City of Boulder Water & Sewer RB Refunding Series 2012 (AAA/Aa1)
1,000,000	5.000	12/01/2020	1,019,760
City of Colorado Springs Utilities System RB Refunding Series 2018 A-1 (AA+/Aa2)
1,500,000	5.000	11/15/2024	1,790,430
1,000,000	5.000	11/15/2025	1,230,930
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (A/A2)
1,000,000	5.000	09/01/2020	1,007,250
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2013 A (BBB+/Baa1)(e)
13,360,000	5.250	01/01/2023	14,929,399
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
3,940,000	5.000	08/01/2025	4,584,111
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
4,320,000	5.000	08/01/2025	5,026,233
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
8,275,000	5.000	08/01/2025	9,537,848
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (A-/NR)
1,000,000	5.000	12/01/2020	1,010,160
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (ETM) (A-/NR)(e)
700,000	5.000	06/01/2021	729,344
500,000	5.000	06/01/2022	543,505
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
3,025,000	5.000	11/01/2020	3,067,441
2,245,000	5.000	11/01/2021	2,370,136
1,825,000	5.000	11/01/2022	1,991,988
1,710,000	5.000	11/01/2023	1,926,195
1,275,000	5.000	11/01/2024	1,475,379
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
965,000	5.000	01/01/2022	1,025,795
810,000	5.000	01/01/2023	891,332
1,500,000	5.000	01/01/2024	1,706,505

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
$1,000,000	2.075%	11/01/2020	$ 1,000,860
800,000	2.185	11/01/2021	804,328
1,275,000	2.237	11/01/2022	1,285,570
1,250,000	2.396	11/01/2023	1,267,400
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(a)(b)
8,270,000	5.000	11/15/2022	9,071,611
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (AA+/Aa1)(e)
24,395,000	5.000	12/01/2022	27,119,190
Denver City & County School District No. 1 GO Refunding Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)(e)
4,060,000	5.000	12/01/2021	4,331,411
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(g)
2,415,000	5.000	12/01/2020	2,450,114
4,110,000	5.000	12/01/2021	4,310,116
4,315,000	5.000	12/01/2022	4,665,249
4,530,000	5.000	12/01/2023	5,030,338
4,760,000	5.000	12/01/2024	5,406,218
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
110,000	5.000	12/01/2020	111,599
220,000	5.000	12/01/2021	230,712
300,000	5.000	12/01/2022	324,351
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
150,000	5.000	09/01/2023	170,868
450,000	5.000	09/01/2024	529,407
300,000	5.000	09/01/2025	362,865
2,800,000	5.000	09/01/2040	3,182,144
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(f)
20,000,000	0.000%	09/01/2028	17,733,600
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA/Aa2)(e)
5,925,000	4.000	12/15/2022	6,460,323
12,040,000	5.000	12/15/2022	13,421,831
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
25,000	5.000	12/01/2021	26,499
50,000	5.000	12/01/2022	55,010
150,000	5.000	12/01/2024	175,439
State of Colorado COPS Series 2020 A (AA-/Aa2)
1,375,000	5.000	12/15/2023	1,583,381
1,440,000	5.000	12/15/2024	1,713,010
3,530,000	5.000	12/15/2025	4,323,579
University of Colorado Hospital Authority RB Refunding for University of Colorado Health Obligated Group Series 2019 C (AA/Aa3)(a)(b)
17,370,000	5.000	11/15/2024	20,189,672
University of Colorado Hospital Authority RB Series 2017 C-2 (AA/Aa3)(a)(b)
7,240,000	5.000	03/01/2022	7,580,207
University of Colorado RB Green Bonds Series 2019 C (AA+/Aa1)(a)(b)
15,705,000	2.000	10/15/2024	16,426,174
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)(c)
150,000	5.000	12/01/2021	157,052
165,000	5.000	12/01/2022	178,781
195,000	5.000	12/01/2023	218,006
200,000	5.000	12/01/2024	229,876
180,000	5.000	12/01/2025	211,417

			221,421,771

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – 3.0%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
$1,250,000	5.000%	08/01/2021	$ 1,297,387
1,000,000	5.000	08/01/2023	1,092,290
945,000	5.000	08/01/2024	1,052,201
600,000	5.000	08/01/2025	678,366
City of New Haven GO Bonds Series 2019 A (AGM) (AA/A2)
1,500,000	5.000	08/01/2023	1,647,900
City of New Haven GO Bonds Series 2019 A (BBB+/Baa1)
1,300,000	5.000	08/01/2021	1,349,283
City of New Haven GO Refunding Bonds Series 2019 B (BBB+/Baa1)
600,000	5.000	02/01/2021	612,300
City of Waterbury GO Refunding Bonds Series 2020 C (AA-/NR)
2,295,000	1.689	09/01/2020	2,298,741
755,000	1.895	09/01/2024	785,608
Connecticut State GO Bonds Series 2013 A (A/A1)
5,345,000	5.000	10/15/2023	6,096,293
Connecticut State GO Bonds Series 2015 F (A/A1)
6,615,000	5.000	11/15/2021	7,019,772
5,685,000	5.000	11/15/2022	6,284,199
4,490,000	5.000	11/15/2023	5,135,796
Connecticut State GO Bonds Series 2017 A (A/A1)
1,705,000	5.000	04/15/2022	1,840,616
Connecticut State GO Refunding Bonds Series 2010 D (A/A1)
7,500,000	5.000	10/01/2022	7,583,400
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
18,110,000	3.000	04/15/2022	18,907,383
Connecticut State GO Refunding Bonds Series 2020 B (A/A1)
1,000,000	3.000	01/15/2021	1,013,420
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(a)(b)
2,880,000	1.800	07/01/2024	2,986,675
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(a)(b)
15,035,000	0.020	07/01/2020	15,035,000
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(a)(b)
11,260,000	1.800	02/09/2021	11,356,836
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2019 U-1 (AAA/Aaa)(a)(b)
14,100,000	2.000	02/08/2022	14,461,665
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
100,000	5.000	07/01/2021	102,397
400,000	5.000	07/01/2022	418,940
415,000	5.000	07/01/2023	442,751
375,000	5.000	07/01/2024	405,443
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 B-1 (AAA/Aaa)(a)(b)
4,925,000	5.000	07/01/2020	4,925,000
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(a)(b)
49,750,000	5.000	02/01/2023	55,623,982
New Haven GO Refunding Bonds Series 2015 B (ETM) (BAM) (AA/Baa1)(e)
6,265,000	5.000	08/15/2021	6,593,098
State of Connecticut GO Bonds Series 2016 D (A/A1)
2,490,000	5.000	08/15/2020	2,503,446
State of Connecticut GO Bonds Series 2020 A (A/A1)
1,995,000	3.000	07/01/2021	2,037,892
4,715,000	2.500	07/01/2022	4,862,627
3,490,000	2.000	07/01/2023	3,590,721
7,115,000	1.998	07/01/2024	7,358,120
4,000,000	2.098	07/01/2025	4,169,840

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Special Tax Obligation Bonds Series 2020 A (A+/NR)
$500,000	4.000%	05/01/2021	$ 513,890
400,000	5.000	05/01/2022	431,380
1,025,000	5.000	05/01/2024	1,188,621
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (A+/A1)
3,780,000	4.576	11/01/2022	4,050,535
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2012 A (A+/A1)
5,000,000	5.000	01/01/2026	5,521,700
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2011 B (A+/A1)
5,035,000	3.000	12/01/2022	5,199,796
Town of Fairfield GO Bonds Series 2019 (SP-1+/MIG1)
3,435,000	3.000	07/10/2020	3,437,370
Town of Ridgefield GO Bonds Series 2020 (NR/NR)
10,000,000	2.000	08/20/2020	10,014,300
University of Connecticut GO Bonds Series 2015 A (A+/A1)
8,640,000	5.000	02/15/2021	8,877,946
West Haven GO Bonds Series 2017 A (BBB/Baa3)
400,000	4.000	11/01/2020	403,624
400,000	4.000	11/01/2021	413,224
415,000	5.000	11/01/2022	445,299
400,000	5.000	11/01/2023	439,532
West Haven GO Bonds Series 2017 B (BBB/Baa3)
390,000	4.000	11/01/2020	393,533
790,000	5.000	11/01/2022	847,678

			243,747,816

Delaware – 0.3%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (A-/Baa1)
3,370,000	5.400	02/01/2031	3,379,605
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A/NR)(a)(b)(c)
5,425,000	1.050	07/01/2025	5,450,009
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
475,000	5.000	06/01/2023	521,360
305,000	5.000	06/01/2024	343,689
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
3,250,000	5.000	02/01/2021	3,340,643
3,500,000	5.000	02/01/2022	3,763,830
1,750,000	5.000	02/01/2023	1,962,870
Delaware State Health Facilities Authority RB Refunding for Christiana Care Health System Obligated Group Series 2020 (AA+/Aa2)
870,000	1.640	10/01/2020	871,653
530,000	1.680	10/01/2021	534,240
560,000	1.730	10/01/2022	569,318
660,000	1.790	10/01/2023	672,395

			21,409,612

District of Columbia – 0.8%
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
230,000	4.000	07/01/2021	235,095
200,000	5.000	07/01/2023	219,122

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (NR/A2)(c)
$350,000	1.438%	04/01/2022	$ 350,577
520,000	1.558	04/01/2023	521,326
560,000	1.667	04/01/2024	561,770
735,000	1.817	04/01/2025	737,903
800,000	2.136	04/01/2026	804,000
District of Columbia RB Refunding Series 2019 A (AAA/Aa1)
5,000,000	5.000	03/01/2024	5,845,750
District of Columbia RB Refunding Series 2019 C (AAA/Aa1)
10,000,000	5.000	10/01/2022	11,060,600
15,715,000	5.000	10/01/2023	18,091,894
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(a)(b)
6,840,000	1.750	10/01/2024	7,073,996
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (AA-/Aa3)
4,100,000	5.000	10/01/2029	4,432,633
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (AA-/Aa3)
4,750,000	5.000	10/01/2020	4,798,260
Metropolitan Washington Airports Authority RB Series 2011 C (AA-/Aa3)
6,835,000	5.000	10/01/2027	7,156,040
2,000,000	5.000	10/01/2028	2,092,660

			63,981,626

Florida – 3.6%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
815,000	4.000	05/01/2021	834,136
855,000	5.000	05/01/2022	911,866
900,000	5.000	05/01/2023	992,844
945,000	5.000	05/01/2024	1,070,175
995,000	5.000	05/01/2025	1,153,792
1,045,000	5.000	05/01/2026	1,230,675
1,100,000	5.000	05/01/2027	1,312,278
1,155,000	5.000	05/01/2028	1,397,550
1,200,000	2.375	05/01/2029	1,219,416
1,230,000	2.625	05/01/2030	1,265,953
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
335,000	2.250	05/01/2021	338,705
340,000	2.250	05/01/2022	345,324
350,000	2.500	05/01/2023	359,398
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,100,000	2.125	05/01/2021	1,111,396
1,125,000	2.250	05/01/2022	1,156,241
1,150,000	2.500	05/01/2023	1,206,028
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
170,000	2.000	05/01/2021	172,082
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
570,000	3.000	05/01/2021	581,508
460,000	3.125	05/01/2022	478,023
460,000	3.250	05/01/2023	488,985
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
130,000	2.250	05/01/2021	131,882
130,000	2.250	05/01/2022	132,820

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
$295,000	3.500%	05/01/2021	$ 301,803
305,000	3.500	05/01/2022	317,831
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,607,525
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (A-/NR)
185,000	2.100	05/01/2021	187,233
185,000	2.375	05/01/2022	188,721
190,000	2.500	05/01/2023	197,138
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,190,000	5.000	07/01/2023	2,453,983
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
925,000	1.900	09/01/2020	926,794
1,165,000	2.125	09/01/2022	1,200,591
1,035,000	2.250	09/01/2023	1,083,852
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
85,000	3.500	05/01/2021	87,125
83,000	3.500	05/01/2022	86,939
87,000	3.500	05/01/2023	93,290
40,000	4.000	05/01/2024	44,239
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
625,000	5.000	07/01/2021	649,363
430,000	5.000	07/01/2022	463,368
1,240,000	5.000	07/01/2023	1,382,054
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/WR)
360,000	5.000	07/01/2020	360,000
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
1,100,000	5.000	07/01/2021	1,142,878
750,000	5.000	07/01/2022	808,200
2,225,000	5.000	07/01/2023	2,479,896
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/WR)
500,000	5.000	07/01/2020	500,000
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
95,000	3.000	11/01/2020	95,624
95,000	3.000	11/01/2021	97,364
100,000	3.000	11/01/2022	103,686
105,000	3.000	11/01/2023	110,021
105,000	3.500	11/01/2024	112,906
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
225,000	2.250	05/01/2021	227,524
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
840,000	2.000	05/01/2021	847,695
860,000	2.125	05/01/2022	872,315
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
122,000	2.625	05/01/2021	123,899
126,000	2.750	05/01/2022	129,386
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (A-/NR)
160,000	3.000	05/01/2024	169,125

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Broward RB for Airport System Series 2019 A (AMT) (A+/A1)
$3,000,000	5.000%	10/01/2020	$ 3,029,730
1,110,000	5.000	10/01/2021	1,164,734
740,000	5.000	10/01/2022	805,201
625,000	5.000	10/01/2023	702,650
945,000	5.000	10/01/2024	1,093,195
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A+/A1)
920,000	5.000	10/01/2020	929,117
265,000	5.000	10/01/2021	278,067
285,000	5.000	10/01/2022	310,111
215,000	5.000	10/01/2023	241,712
355,000	5.000	10/01/2024	410,671
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	439,034
County of Escambia Solid Waste Disposal System RB for Gulf Power Company First Series 2009 (A+/A2)(a)(b)
14,400,000	1.800	11/19/2020	14,464,368
County of Hillsborough Utility RB Refunding Series 2019 (AA+/Aaa)
1,870,000	5.000	08/01/2020	1,877,199
1,615,000	5.000	08/01/2022	1,772,091
3,750,000	5.000	08/01/2023	4,282,463
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A/A2)(e)
8,830,000	5.000	10/01/2022	9,685,450
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
3,490,000	5.000	07/01/2024	4,061,418
County of Miami-Dade RB for Water & Sewer System Series 2010 (AA-/Aa3)(e)
12,845,000	5.000	10/01/2020	12,997,213
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
300,000	5.000	10/01/2021	313,644
250,000	5.000	10/01/2022	268,967
315,000	5.000	10/01/2023	349,118
780,000	5.000	10/01/2024	889,317
275,000	5.000	10/01/2025	322,149
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
1,495,000	2.125	05/01/2021	1,510,862
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (BBB/NR)
120,000	3.000	05/01/2021	122,241
125,000	3.000	05/01/2022	128,761
130,000	3.000	05/01/2023	136,354
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,725,000	4.250	05/01/2029	2,953,573
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)(c)
255,000	2.000	11/01/2021	258,557
260,000	2.000	11/01/2022	265,634
265,000	2.000	11/01/2023	272,279
270,000	2.000	11/01/2024	277,968
275,000	2.000	11/01/2025	282,455
280,000	2.000	11/01/2026	285,037
290,000	2.000	11/01/2027	291,839
295,000	2.000	11/01/2028	293,655
300,000	2.000	11/01/2029	295,455
305,000	2.125	11/01/2030	300,056

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Department of Management Services COPS Refunding Series 2018 A (AA+/Aa1)
$10,000,000	5.000%	11/01/2022	$ 11,027,400
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(g)
300,000	2.625	12/15/2024	304,026
Florida Development Finance Corp. RB for Virgin Trains USA Florida LLC Series 2019 B (AMT) (NR/Aaa)(b)(e)
20,000,000	0.550	01/28/2021	19,994,200
Florida Development Finance Corp. RB Refunding for Nova Southeastern University Inc Series 2020 A (A-/Baa1)
400,000	5.000	04/01/2021	411,784
350,000	5.000	04/01/2022	373,804
350,000	5.000	04/01/2023	386,596
500,000	5.000	04/01/2024	569,085
200,000	5.000	04/01/2025	233,564
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2011 A (AAA/Aaa)
5,860,000	5.000	06/01/2021	5,868,614
Florida State GO Refunding Bonds Series 2015 F (AAA/Aaa)
5,000,000	5.000	06/01/2028	6,059,600
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
230,000	2.000	05/01/2021	232,721
235,000	2.500	05/01/2022	241,159
245,000	2.500	05/01/2023	254,624
245,000	2.500	05/01/2024	255,449
255,000	2.750	05/01/2025	269,588
260,000	3.000	05/01/2026	279,313
Fort Lauderdale RB Refunding Series 2020 (AAA/Aa2)(c)
18,650,000	1.150	01/01/2026	18,623,330
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AA-/Aa3)
855,000	5.000	10/01/2021	897,160
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(g)
235,000	3.500	05/01/2021	240,795
245,000	3.500	05/01/2022	255,760
250,000	3.500	05/01/2023	267,565
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
190,000	4.000	05/01/2021	194,925
200,000	4.000	05/01/2022	209,920
205,000	4.000	05/01/2023	220,408
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
290,000	2.250	05/01/2021	293,376
295,000	2.250	05/01/2022	300,050
305,000	2.500	05/01/2023	315,767
315,000	2.750	05/01/2024	330,281
320,000	3.000	05/01/2025	341,094
Lake Frances Community Development District Special Assessment Refunding Series 2018 (BBB-/NR)
75,000	3.000	05/01/2021	76,514
79,000	3.000	05/01/2022	81,785
82,000	3.000	05/01/2023	86,478
81,000	3.000	05/01/2024	86,652
84,000	3.000	05/01/2025	90,676
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (BBB+/NR)
250,000	3.000	05/01/2021	254,145
135,000	3.000	05/01/2022	138,691
270,000	3.000	05/01/2023	282,045
355,000	3.000	05/01/2024	373,616

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)(c)
$275,000	5.000%	05/01/2021	$ 284,146
435,000	5.000	05/01/2022	466,590
460,000	5.000	05/01/2023	510,347
485,000	5.000	05/01/2024	553,671
335,000	5.000	05/01/2025	391,458
355,000	4.500	05/01/2026	411,789
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
290,000	3.500	05/01/2021	296,858
300,000	3.500	05/01/2022	313,122
305,000	3.500	05/01/2023	325,987
320,000	3.500	05/01/2024	348,938
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(g)
2,635,000	5.000	03/01/2021	2,710,967
2,770,000	5.000	03/01/2022	2,968,110
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(a)
	(SIFMA Municipal Swap Index Yield + 0.80%),
15,065,000	0.930	11/01/2021	15,077,504
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(g)
105,000	3.500	05/01/2021	106,830
110,000	3.500	05/01/2022	113,290
115,000	3.500	05/01/2023	120,445
120,000	3.500	05/01/2024	126,816
125,000	3.500	05/01/2025	133,549
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
1,000,000	5.000	01/01/2021	1,019,740
1,000,000	5.000	01/01/2022	1,059,350
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
185,000	3.750	05/01/2024	199,265
Orlando & Orange County Expressway Authority RB Series 2010 C (A+/NR)(e)
12,880,000	5.000	07/01/2020	12,880,000
Orlando Utilities Commission, Utility System RB Refunding Series 2017 A (AA/Aa2)(a)(b)
7,340,000	3.000	10/01/2020	7,385,802
7,000,000	5.000	10/01/2020	7,078,190
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
185,000	3.000	11/01/2020	186,382
190,000	3.000	11/01/2021	195,519
195,000	3.000	11/01/2022	204,114
205,000	3.000	11/01/2023	217,138
210,000	3.000	11/01/2024	225,910
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
85,000	3.500	05/01/2021	86,525
85,000	3.500	05/01/2022	87,651
90,000	3.500	05/01/2023	94,746
95,000	3.500	05/01/2024	101,120
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	245,462
245,000	3.500	05/01/2024	259,009
255,000	3.500	05/01/2025	271,713

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
$395,000	4.000%	05/01/2021	$ 403,809
410,000	4.000	05/01/2022	427,220
425,000	4.000	05/01/2023	453,271
Polk County School District COPS Refunding Series 2020 B (NR/Aa3)
1,695,000	5.000	01/01/2025	2,001,846
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
375,000	2.000	05/01/2021	379,654
385,000	2.500	05/01/2022	396,015
395,000	2.500	05/01/2023	411,981
405,000	2.500	05/01/2024	424,444
415,000	2.750	05/01/2025	441,336
425,000	3.000	05/01/2026	459,765
School District of Broward County COPS Series 2012 A (NR/NR)(e)
7,310,000	5.000	07/01/2022	7,972,140
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
395,000	2.625	05/01/2021	400,558
405,000	2.875	05/01/2022	414,793
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
330,000	2.250	11/01/2020	331,498
330,000	2.250	11/01/2021	335,524
335,000	2.250	11/01/2022	342,230
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
100,000	2.000	05/01/2021	101,124
100,000	2.125	05/01/2022	101,323
100,000	2.375	05/01/2023	102,424
100,000	2.500	05/01/2024	102,828
100,000	2.750	05/01/2025	104,342
100,000	3.000	05/01/2026	105,770
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
375,000	4.375	05/01/2021	385,785
390,000	4.500	05/01/2022	412,133
State Board of Administration Finance Corp. RB for Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A (AA/WR)
19,000,000	2.995	07/01/2020	19,000,000
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
255,000	2.250	05/01/2021	257,565
260,000	2.250	05/01/2022	265,975
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
180,000	2.250	05/01/2021	182,531
185,000	2.250	05/01/2022	188,877
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
195,000	5.000	08/01/2021	204,748
360,000	5.000	08/01/2022	394,146
570,000	5.000	08/01/2023	649,053
420,000	5.000	08/01/2024	494,840
520,000	5.000	08/01/2025	631,889
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
990,000	2.125	05/01/2021	1,002,573
1,015,000	2.250	05/01/2022	1,044,871
1,040,000	2.500	05/01/2023	1,090,066

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
$115,000	3.750%	05/01/2021	$ 118,093
125,000	3.875	05/01/2022	131,338
125,000	4.000	05/01/2023	131,464
135,000	4.125	05/01/2024	142,826
140,000	4.150	05/01/2025	147,697
145,000	4.250	05/01/2026	152,717
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
345,000	2.250	05/01/2021	349,533
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(g)
315,000	2.750	05/01/2021	320,257
325,000	3.000	05/01/2022	335,199
335,000	3.100	05/01/2023	351,636
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
460,000	4.500	05/01/2023	476,850
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
335,000	4.000	05/01/2021	343,740
360,000	4.000	05/01/2022	378,864
380,000	4.000	05/01/2023	410,218
405,000	4.000	05/01/2024	446,472
325,000	4.000	05/01/2025	364,377
Village Community Development District No. 8 Special Assessment RB Phase II Series 2020 (AGM) (AA/NR)
675,000	5.000	05/01/2021	698,240
660,000	5.000	05/01/2022	708,134
695,000	5.000	05/01/2023	771,832
735,000	5.000	05/01/2024	840,340
770,000	5.000	05/01/2025	902,286
810,000	5.000	05/01/2026	966,792
Village Community Development District No. 8 Special Assessment RB Phase III Series 2020 (AGM) (AA/NR)
600,000	5.000	05/01/2021	620,658
585,000	5.000	05/01/2022	627,553
615,000	5.000	05/01/2023	683,536
650,000	5.000	05/01/2024	743,945
680,000	5.000	05/01/2025	797,871
715,000	5.000	05/01/2026	854,725
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
200,000	2.250	11/01/2020	200,834
205,000	2.250	11/01/2021	208,077
210,000	2.250	11/01/2022	213,608
215,000	2.500	11/01/2023	221,663
Volusia County School Board COPS Series 2019 (NR/Aa3)
1,330,000	5.000	08/01/2021	1,396,633
1,080,000	5.000	08/01/2022	1,174,424
1,250,000	5.000	08/01/2023	1,409,400
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
400,000	2.625	05/01/2021	406,768

			295,953,950

Georgia – 3.7%
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(a)(b)
6,360,000	1.550	08/19/2022	6,368,141

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Brookhaven Development Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 A (AA+/Aa2)
$1,500,000	5.000%	07/01/2022	$ 1,629,270
1,585,000	5.000	07/01/2023	1,787,119
1,500,000	5.000	07/01/2024	1,748,820
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(a)(b)
3,975,000	2.150	06/13/2024	4,060,860
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(a)(b)
2,115,000	2.250	05/25/2023	2,159,225
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(a)(b)
4,000,000	2.925	03/12/2024	4,191,960
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(a)(b)
29,150,000	3.000	02/01/2023	30,239,919
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(a)(b)
6,045,000	1.550	08/19/2022	6,052,738
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
575,000	5.000	12/01/2021	607,539
500,000	5.000	12/01/2022	548,715
500,000	5.000	12/01/2023	567,165
County of DeKalb Water & Sewerage RB Series 2011 (A+/Aa3)
12,775,000	5.250	10/01/2041	13,406,340
County of Forsyth GO Sales Tax Bonds Series 2019 (AAA/Aaa)
8,025,000	5.000	09/01/2024	9,554,003
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
25,000,000	4.000	10/01/2021	26,163,500
18,845,000	4.000	10/01/2022	20,399,524
De Kalb Private Hospital Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 B (AA+/Aa2)
1,000,000	5.000	07/01/2023	1,127,520
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(a)(b)
1,100,000	5.000	07/01/2024	1,260,435
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
9,265,000	5.000	09/01/2021	9,778,374
Georgia State Road & Tollway Authority RB Refunding Series 2011 B (AAA/Aaa)
5,445,000	5.000	10/01/2021	5,767,562
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (AA+/Aa1)
3,250,000	5.000	08/01/2021	3,416,465
5,340,000	5.000	08/01/2022	5,859,422
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(a)(b)
38,000,000	4.000	09/01/2023	41,362,240
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
750,000	5.000	05/15/2021	773,302
1,000,000	5.000	05/15/2022	1,065,580
1,500,000	5.000	05/15/2023	1,647,390
1,500,000	5.000	05/15/2024	1,691,385
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(a)(b)
19,350,000	4.000	12/02/2024	21,836,281
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (AA+/Aa2)
25,580,000	3.000	07/01/2022	26,844,164

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
	(3 Mo. LIBOR + 0.60%),
$17,325,000	1.560%	10/01/2024	$ 17,175,832
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
600,000	5.000	01/01/2021	610,848
1,090,000	5.000	01/01/2022	1,148,609
900,000	5.000	01/01/2023	983,349
Private Colleges & Universities Authority RB Refunding for Emory University Series 2020 B (AA/Aa2)
12,240,000	5.000	09/01/2025	15,076,620
Richmond County Development Authority RB Subordinate Series 1991 C (ETM) (NR/Aaa)(e)(f)
10,130,000	0.000	12/01/2021	10,060,103
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
6,090,000	1.900	08/01/2024	6,259,241
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	439,033

			303,668,593

Guam – 0.3%
A.B. Won Pat International Airport Authority RB Refunding General Series 2019 A (AMT) (BBB+/Baa2)
1,000,000	5.000	10/01/2022	1,005,130
825,000	5.000	10/01/2023	825,800
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (BBB+/Baa2)
3,350,000	3.133	10/01/2024	3,358,844
2,000,000	3.319	10/01/2025	2,012,060
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (BB/NR)
3,775,000	5.000	11/15/2021	3,892,138
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,535,000	5.000	10/01/2030	1,642,143
Guam Power Authority RB Series 2010 A (BBB/Baa2)(e)
7,495,000	5.500	10/01/2020	7,591,236
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
310,000	5.000	07/01/2021	321,297
500,000	5.000	07/01/2022	535,810
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
400,000	5.000	07/01/2021	414,576
400,000	5.000	07/01/2022	428,648
500,000	5.000	07/01/2023	552,285
400,000	5.000	07/01/2024	453,664
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
800,000	5.000	07/01/2022	841,080
500,000	5.000	07/01/2023	537,025

			24,411,736

Hawaii – 0.6%
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
500,000	5.000	07/01/2021	523,590
500,000	5.000	07/01/2022	546,760
200,000	5.000	07/01/2023	227,422
City & County Honolulu RB for Wastewater System Series 2019 A (AA/WR)
255,000	5.000	07/01/2020	255,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
City & County Honolulu RB Refunding for Wastewater System Series 2019 A (AA-/WR)
$1,380,000	5.000%	07/01/2020	$ 1,380,000
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/Aa2)
720,000	5.000	07/01/2021	753,970
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/WR)
250,000	4.000	07/01/2020	250,000
Hawaii Pacific Health RB for Hawaii Pacific Health Obligated Group Series 2010 A (NR/A1)(e)
11,870,000	5.500	07/01/2020	11,870,000
Hawaii State GO Bonds Series 2011 DZ (NR/NR)(e)
3,185,000	5.000	12/01/2021	3,395,560
Hawaii State GO Bonds Series 2013 EH (NR/NR)(e)
6,125,000	5.000	08/01/2023	6,972,578
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa1)
7,545,000	3.000	10/01/2021	7,802,209
Honolulu City & County GO Bonds Series 2012 A (AA+/Aa1)(e)
3,620,000	5.000	11/01/2022	4,014,833
Honolulu City & County GO Bonds Series 2012 B (AA+/Aa1)
3,045,000	5.000	11/01/2022	3,373,616
Honolulu City & County GO Bonds Series 2017 A (AA+/Aa1)
4,370,000	5.000	09/01/2021	4,611,093
State of Hawaii Airports System Revenue COPS Series 2013 (AMT) (A+/A2)
3,065,000	5.000	08/01/2023	3,380,818

			49,357,449

Illinois – 7.6%
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)
10,000	5.000	01/01/2032	12,509
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(f)
100,000	0.000	01/01/2022	99,468
100,000	0.000	01/01/2023	98,802
190,000	0.000	01/01/2024	185,571
480,000	0.000	01/01/2025	462,552
Champaign County Community Unit School District No. 4 Champaign GO Refunding Bonds Series 2020 B (AA/NR)
700,000	5.000	01/01/2021	715,946
770,000	5.000	01/01/2022	822,460
550,000	5.000	01/01/2023	612,172
270,000	5.000	01/01/2024	311,405
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(f)
95,000	0.000	12/01/2029	69,439
Chicago Illinois Board of Education GO Bonds Series 1999 A (FGIC) (NATL-RE-IBC) (BB-/Baa2)
1,820,000	5.250	12/01/2020	1,853,998
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL-RE) (BB-/Baa2)(f)
9,230,000	0.000	12/01/2024	8,164,950
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2022	534,315
3,150,000	5.000	12/01/2023	3,446,257
4,175,000	5.000	12/01/2024	4,660,887
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (BBB+/Ba1)(f)
4,645,000	0.000	01/01/2023	4,216,545

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/Baa2)
$10,130,000	5.500%	01/01/2023	$ 10,744,587
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
4,980,000	5.000	01/01/2023	5,184,280
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,125,000	5.000	01/01/2022	2,179,230
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,775,000	5.000	01/01/2027	4,101,537
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,455,000	5.000	01/01/2022	15,444,300
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,030,000	5.000	01/01/2021	2,076,852
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A/A3)
4,875,000	5.000	01/01/2027	5,442,645
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,300,000	5.000	01/01/2021	4,390,085
Chicago Illinois Sales Tax RB Series 2011 A (NR/WR)(e)
5,000,000	5.250	01/01/2022	5,364,750
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (ETM) (BBB-/NR)(e)
1,250,000	5.000	01/01/2021	1,279,800
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/2021	1,017,320
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
2,050,000	5.000	01/01/2021	2,085,506
1,450,000	5.000	01/01/2022	1,524,631
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
600,000	5.000	01/01/2021	610,392
1,660,000	5.000	01/01/2022	1,745,440
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
2,525,000	5.000	11/01/2020	2,554,214
6,000,000	5.000	11/01/2021	6,274,680
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
1,400,000	5.000	11/01/2020	1,416,198
1,000,000	5.000	11/01/2021	1,045,780
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (A/A2)
1,175,000	5.000	01/01/2026	1,241,846
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (AMT) (A/A2)
2,980,000	4.000	01/01/2027	3,089,157
City of Chicago GO Refunding Bonds Series 2014 A (BBB+/Ba1)
500,000	5.000	01/01/2024	527,430
City of Chicago GO Refunding Bonds Series 2016 C (BBB+/NR)
5,450,000	5.000	01/01/2022	5,539,543
10,040,000	5.000	01/01/2023	10,451,841
City of Chicago GO Refunding Bonds Series 2016 C (ETM) (NR/NR)(e)
10,550,000	5.000	01/01/2022	11,280,271
5,015,000	5.000	01/01/2023	5,586,309
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
4,675,000	5.000	01/01/2026	5,035,022

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Cook County Community Consolidated School District No. 59 Elk Grove GO Bonds Series 2020 (AAA/NR)
$1,200,000	4.000%	03/01/2023	$ 1,315,692
1,600,000	4.000	03/01/2024	1,806,832
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
550,000	4.000	01/01/2021	559,795
200,000	4.000	01/01/2022	210,644
580,000	4.000	01/01/2023	631,475
190,000	4.000	01/01/2024	212,707
Cook County Illinois GO Refunding Bonds Series 2012 C (A+/A2)
1,000,000	4.000	11/15/2020	1,005,110
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
675,000	4.000	12/01/2020	684,551
710,000	4.000	12/01/2021	743,832
800,000	4.000	12/01/2022	863,680
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (NR/Aaa)
9,000,000	5.000	12/01/2022	9,988,920
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	1.960	02/01/2024	502,380
Illinois Development Finance Authority RB for United Community & Housing Development Corp. Series 1991 A (ETM) (AA+/NR)(e)(f)
19,655,000	0.000	07/15/2023	19,300,817
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
400,000	4.000	12/01/2020	402,492
425,000	4.000	12/01/2021	433,734
300,000	5.000	12/01/2022	316,014
450,000	5.000	12/01/2023	482,031
Illinois Finance Authority RB for Trinity Health Credit Group Series 2011 L (AA-/Aa3)(e)
7,050,000	5.000	12/01/2021	7,505,712
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,125,000	3.250	05/15/2022	1,106,336
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
320,000	5.000	09/01/2020	321,354
1,000,000	5.000	09/01/2021	1,029,630
1,000,000	5.000	09/01/2024	1,100,280
600,000	5.000	09/01/2025	669,822
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
255,000	4.000	09/01/2020	255,961
500,000	4.000	09/01/2021	513,190
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(a)(b)
8,385,000	5.000	12/15/2022	9,281,608
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
2,240,000	5.000	01/01/2025	2,543,654
3,055,000	5.000	01/01/2026	3,537,446
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA-/NR)
500,000	5.000	01/01/2021	507,785
1,000,000	5.000	01/01/2022	1,046,150
1,500,000	5.000	01/01/2023	1,620,780

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
$4,180,000	5.000%	01/01/2025	$ 4,746,641
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (BBB/WR)(f)
10,665,000	0.000	06/15/2023	9,653,851
3,235,000	0.000	06/15/2025	2,688,803
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
1,585,000	5.000	03/01/2021	1,609,710
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
3,995,000	5.500	07/01/2024	4,259,469
2,150,000	5.500	07/01/2026	2,278,334
3,335,000	5.500	07/01/2027	3,526,162
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
8,600,000	5.000	12/01/2020	8,684,452
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
4,750,000	5.000	12/01/2020	4,796,645
9,000,000	5.000	12/01/2021	9,283,770
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
33,615,000	5.000	11/01/2021	34,613,029
49,395,000	5.000	11/01/2022	51,686,434
38,115,000	5.000	11/01/2023	40,423,245
4,820,000	5.000	11/01/2025	5,216,059
21,500,000	5.000	11/01/2026	23,423,175
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
12,500,000	5.000	05/01/2021	12,743,375
Illinois State GO Bonds Series 2018 B (BBB-/Baa3)
5,000,000	5.000	05/01/2021	5,097,350
Illinois State GO Bonds Series 2019 A (BBB-/Baa3)
4,000,000	5.000	11/01/2024	4,288,960
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
2,000,000	5.125	05/01/2022	2,079,780
2,000,000	5.375	05/01/2023	2,125,820
2,100,000	5.500	05/01/2024	2,276,400
Illinois State GO Refunding Bonds Series 2009 A (BBB-/Baa3)
16,000,000	4.000	09/01/2020	16,017,600
Illinois State GO Refunding Bonds Series 2013 A (BBB-/Baa3)
2,000,000	5.000	04/01/2021	2,035,060
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
26,400,000	5.000	11/01/2020	26,606,712
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 IL (BBB/NR)
12,500,000	5.000	06/15/2021	12,788,625
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
550,000	4.000	06/15/2021	557,557
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (AA-/A1)
2,250,000	5.000	01/01/2023	2,485,350
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
9,395,000	5.000	01/01/2025	11,059,418
Kane County School District No. 129 West Aurora GO Refunding Bonds Series 2015 (AGM) (AA/A1)
425,000	5.000	02/01/2022	451,864
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
435,000	2.000	12/01/2020	436,879
510,000	3.000	12/01/2021	524,280
440,000	4.000	12/01/2022	470,202
520,000	5.000	12/01/2023	585,738
Kendall Kane & Will Counties Community Unit School District No. 308 GO Bonds Series 2008 (AGM) (NR/A2)(f)
13,695,000	0.000	02/01/2021	13,642,685

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2013 (AA/NR)
$1,500,000	5.625%	01/15/2031	$ 1,606,755
Metropolitan Water Reclamation District of Greater Chicago GO Capital Improvement Bonds Series 2011 B (AA+/Aa2)
2,000,000	5.000	12/01/2023	2,120,900
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(e)
17,325,000	5.500	06/01/2021	18,146,552
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,015,000	5.000	06/01/2022	5,366,351
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,315,000	5.000	03/01/2021	2,382,529
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
3,740,000	4.000	01/01/2021	3,765,507
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
3,280,000	5.000	02/01/2023	3,439,408
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
15,000,000	5.000	06/01/2023	15,813,300
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
10,125,000	5.000	12/01/2023	10,750,523
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000	02/01/2023	2,474,696
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
2,000,000	5.000	10/01/2025	2,163,020
University of Illinois Board Trustees COPS RB Refunding Series 2016 A (A-/A1)
5,550,000	5.000	08/15/2020	5,576,973
5,000,000	5.000	08/15/2021	5,225,500
Western Illinois University RB Refunding Series 2020 (BAM) (AA/NR)
1,100,000	4.000	04/01/2021	1,125,157
1,000,000	4.000	04/01/2023	1,079,000
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa2)
315,000	4.000	01/01/2021	318,352
950,000	4.000	01/01/2022	980,077

			619,499,370

Indiana – 0.6%
Indiana Bond Bank Advance Funding RB Series 2020 A (SP-1/NR)
8,635,000	3.000	01/11/2021	8,751,313
Indiana Finance Authority Educational Facilities RB for Indiana University Health, Inc. Obligated Group Series 2011 H (AA/Aa2)(a)(b)
10,590,000	1.650	07/01/2022	10,726,823
Indiana Finance Authority Educational Facilities RB Refunding for Indiana University Health, Inc. Obligated Group Series 2015 B (AA/Aa2)(a)(b)
8,065,000	1.650	07/01/2022	8,169,200
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.55%),
7,625,000	0.680	11/01/2023	7,598,465
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
375,000	5.000	07/15/2020	375,630
465,000	3.000	01/15/2021	471,594
340,000	5.000	07/15/2021	356,300
405,000	3.000	01/15/2022	421,301
200,000	5.000	07/15/2022	218,638
300,000	5.000	01/15/2023	334,341
375,000	3.000	07/15/2023	400,080

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Rockport City PCRB Refunding for Indiana Michigan Power Co. Project Series 2009 B (A-/A3)
$10,000,000	3.050%	06/01/2025	$ 10,902,700

			48,726,385

Iowa – 0.1%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (AA-/A1)
650,000	5.000	02/15/2021	666,256
625,000	5.000	02/15/2022	665,469
605,000	5.000	02/15/2023	667,763
Iowa Finance Authority State Revolving RB Series 2011 (AAA/Aaa)(e)
5,000,000	5.000	08/01/2021	5,255,550

			7,255,038

Kansas – 0.9%
City of Olathe GO Bonds Series 2020 A (SP-1+/NR)(c)
17,000,000	3.000	08/01/2021	17,459,000
Kansas City Wyandotte County Unified School District No. 500 GO Bonds Series 2016 A (AA-/Aa3)(e)
30,210,000	5.500	09/01/2026	39,111,981
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
3,105,000	4.000	10/01/2021	3,248,699
State of Kansas Department of Transportation RB Refunding Series 2015 A (AA/Aa2)
15,840,000	2.750	09/01/2023	16,917,120

			76,736,800

Kentucky – 2.1%
City of Owensboro Electric Light & Power System RB Refunding Series 2019 (A-/A3)
650,000	5.000	01/01/2021	664,345
1,125,000	5.000	01/01/2022	1,199,194
800,000	4.000	01/01/2023	866,416
1,400,000	5.000	01/01/2024	1,604,708
2,690,000	4.000	01/01/2025	3,056,082
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(d)
	(3 Mo. LIBOR + 0.53%),
15,085,000	0.990	11/01/2027	14,440,569
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BB+/Baa3)
1,100,000	5.000	06/01/2021	1,125,069
2,470,000	5.000	06/01/2022	2,585,966
1,000,000	5.000	06/01/2023	1,068,350
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
685,000	5.000	08/01/2025	796,984
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A3)
775,000	4.000	04/01/2021	792,259
1,210,000	4.000	04/01/2022	1,272,279
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A3)(a)(b)
13,000,000	4.000	04/01/2024	14,275,040
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A3)(a)(b)
460,000	4.000	04/01/2024	505,117
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)(a)(b)
3,275,000	4.000	06/01/2025	3,677,596

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)
$1,085,000	4.000%	12/01/2020	$ 1,098,443
1,080,000	4.000	06/01/2021	1,109,398
1,515,000	4.000	12/01/2021	1,578,524
1,765,000	4.000	06/01/2022	1,864,369
2,420,000	4.000	12/01/2022	2,590,320
3,765,000	4.000	06/01/2023	4,079,453
7,385,000	4.000	12/01/2023	8,095,732
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (NR/A1)(a)(b)
2,525,000	4.000	01/01/2025	2,781,136
Kentucky Public Energy Authority Gas Supply RB Series 2019 C (A/A3)(a)(b)
20,000,000	4.000	02/01/2028	23,368,400
Kentucky Public Energy Authority Gas Supply RB Series 2020 A (NR/A1)(a)(b)
10,395,000	4.000	06/01/2026	11,736,995
Kentucky State Property & Building Commission RB Refunding Project No. 100 Series 2011 A (A-/A1)
2,000,000	5.000	08/01/2021	2,090,620
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
5,060,000	5.000	11/01/2022	5,514,388
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)
2,000,000	5.000	07/01/2030	2,130,580
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)(e)
3,560,000	5.000	07/01/2022	3,863,810
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (A-/Aa3)
2,995,000	5.000	07/01/2023	3,324,031
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2016 A (A-/WR)
950,000	2.000	07/01/2020	950,000
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 A (A/A1)(a)(b)
7,250,000	1.650	06/01/2021	7,302,635
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 B (A/A1)(a)(b)
3,000,000	1.650	06/01/2021	3,021,780
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 B (A/NR)(a)(b)
19,530,000	5.000	10/01/2023	21,476,164
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
3,320,000	5.000	05/15/2030	3,515,382
Louisville Water Co. RB Refunding Series 2019 (AAA/Aaa)
9,390,000	5.000	11/15/2023	10,849,582

			170,271,716

Louisiana – 1.2%
East Baton Rouge Sewerage Commission RB Refunding Series 2019 A (AA-/NR)
440,000	5.000	02/01/2021	451,959
215,000	5.000	02/01/2022	230,816
135,000	5.000	02/01/2023	151,012
450,000	5.000	02/01/2024	522,774

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
East Baton Rouge Sewerage Commission RB Refunding Series 2019 B (AA-/NR)
$1,125,000	5.000%	02/01/2021	$ 1,155,578
1,395,000	5.000	02/01/2022	1,497,616
1,530,000	5.000	02/01/2023	1,711,473
1,570,000	5.000	02/01/2024	1,823,901
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
740,000	2.250	10/01/2021	755,703
850,000	5.000	10/01/2021	897,379
800,000	2.500	10/01/2022	834,912
950,000	5.000	10/01/2022	1,042,862
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
10,000,000	3.375	09/01/2028	10,118,700
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
14,000,000	3.500	06/01/2030	14,227,640
Louisiana Stadium & Exposition District RB Series 2020 (AA-/NR)(c)
15,000,000	5.000	07/03/2023	16,002,150
Louisiana State GO Bonds Series 2011 A (NR/Aa3)(e)
6,000,000	5.000	09/01/2020	6,046,140
Louisiana State GO Bonds Series 2012 A (AA-/Aa3)
5,040,000	5.000	08/01/2022	5,525,806
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(a)(b)
12,160,000	2.000	04/01/2023	12,050,438
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(a)(b)
16,650,000	2.100	07/01/2024	16,267,716
State of Louisiana GO Unlimited Refunding Bonds Series 2012 C (AA-/Aa3)
5,050,000	5.000	07/15/2020	5,058,585

			96,373,160

Maine – 0.3%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
1,985,000	4.000	10/01/2020	2,003,024
1,345,000	4.000	10/01/2021	1,405,861
Maine Turnpike Authority RB Refunding Series 2014 (AA-/WR)
1,450,000	5.000	07/01/2020	1,450,000
State of Maine GO Bonds Series 2018 D (AA/Aa2)
8,545,000	5.000	06/01/2021	8,919,271
8,000,000	5.000	06/01/2022	8,718,640
4,290,000	5.000	06/01/2023	4,871,810

			27,368,606

Maryland – 1.8%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BB/NR)
500,000	5.000	09/01/2020	489,015
500,000	5.000	09/01/2021	480,865
500,000	5.000	09/01/2022	475,500
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (AAA/Aaa)
2,000,000	5.000	08/01/2022	2,195,860
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/2023	3,176,995

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
$650,000	4.000%	01/01/2021	$ 657,143
835,000	4.000	01/01/2022	862,021
815,000	4.000	01/01/2023	858,391
1,050,000	4.000	01/01/2024	1,126,114
2,805,000	4.000	01/01/2025	3,059,021
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (AAA/Aaa)(e)
14,350,000	5.000	11/01/2023	16,495,612
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (AAA/Aaa)
8,200,000	3.000	11/01/2022	8,680,930
County of Prince George’s Public Improvement GO Bonds Series 2014 A (AAA/Aaa)
3,530,000	4.000	09/01/2032	3,931,996
1,360,000	4.000	09/01/2033	1,510,525
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
685,000	2.625	07/01/2024	667,313
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
8,315,000	1.700	09/01/2022	8,491,444
Maryland Health & Higher Educational Facilities Authority RB Refunding for Meritus Medical Center Obligation Group Series 2015 (BBB/NR)
730,000	4.000	07/01/2020	730,000
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
675,000	4.000	06/01/2021	691,875
Maryland State GO Bonds for State & Local Facilities Loan Second Series 2012 B (AAA/Aaa)(e)
17,850,000	4.000	08/01/2020	17,904,621
Maryland State GO Bonds for State & Local Facilities Loan Tax Exempt Second Series 2013 A (AAA/Aaa)(e)
15,820,000	5.000	08/01/2021	16,628,560
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/WR)(e)
9,500,000	5.750	07/01/2020	9,500,000
Maryland State Transportation Authority RB Series 2020 (AA-/Aa2)
885,000	5.000	07/01/2025	1,080,178
1,325,000	5.000	07/01/2026	1,661,802
State of Maryland Department of Transportation Second Issue RB Series 2013 (AAA/Aa1)
10,265,000	4.000	12/01/2026	10,743,246
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
9,855,000	4.000	12/15/2026	10,978,273
State of Maryland GO State and Local Facilities Loan Second Series A Tax Exempt Bonds 2013 (AAA/Aaa)
19,935,000	4.000	08/01/2027	20,683,360
University Maryland System Auxiliary Facility & Tuition RB Series 2018 A (AA+/Aa1)
1,595,000	5.000	04/01/2022	1,727,002
1,075,000	5.000	04/01/2023	1,211,117

			146,698,779

Massachusetts – 3.2%
City of Worcester Municipal Purpose Loan GO Bonds Series 2018 A (AA-/Aa3)
4,105,000	5.000	01/15/2021	4,209,636
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)
9,315,000	5.000	12/01/2041	9,833,287

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (AAA/Aaa)
$3,795,000	5.000%	02/01/2023	$ 4,253,512
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/A3)
730,000	4.000	07/01/2021	750,199
750,000	4.000	07/01/2022	791,580
750,000	5.000	07/01/2023	834,975
500,000	5.000	07/01/2024	573,365
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/WR)
1,200,000	3.000	07/01/2020	1,200,000
Massachusetts Development Finance Agency RB for Waste Management of Massachusetts, Inc. Series 2002 (AMT) (A-/NR)(a)(b)(g)
4,250,000	2.450	05/03/2021	4,287,272
Massachusetts Development Finance Agency RB Refunding for Northeastern University Series 2020 A (NR/A1)(c)
1,575,000	5.000	10/01/2024	1,871,415
920,000	5.000	10/01/2025	1,127,460
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
485,000	5.000	07/01/2020	485,000
460,000	5.000	07/01/2021	477,416
875,000	5.000	07/01/2022	940,730
725,000	5.000	07/01/2023	803,068
Massachusetts Health & Educational Facilities Authority RB for President & Fellows of Harvard College Series 1999 R (AAA/Aaa)(a)(b)
18,390,000	0.020	07/01/2020	18,390,000
Massachusetts Housing Finance Agency RB Refunding Series 2020 216 (GNMA) (FNMA) (FHLMC) (AA+/Aa1)(a)(b)
5,250,000	1.850	06/01/2025	5,370,015
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,305,000	2.078	10/15/2023	2,381,318
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
7,665,000	1.030	05/01/2037	7,372,887
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
	(3 Mo. LIBOR + 0.57%),
11,560,000	1.030	05/01/2037	11,119,448
Massachusetts State GO Bonds Series 2014 F (AA/Aa1)
58,940,000	4.000	11/01/2031	63,018,059
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(d)
	(3 Mo. LIBOR + 0.55%),
38,250,000	1.010	11/01/2025	38,012,850
Massachusetts State GO Refunding Bonds Series 2020 A (AA/Aa1)(a)(b)
26,000,000	5.000	06/01/2023	29,355,820
Massachusetts State Health & Educational Facilities Authority RB for Foundation of Massachusetts Eye & Ear Obligated Group Series 2010 C (NR/WR)(e)
1,500,000	5.375	07/01/2020	1,500,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
1,195,000	5.000	01/01/2021	1,221,732
875,000	5.000	01/01/2022	933,520
1,300,000	5.000	01/01/2023	1,443,507
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (AA/Aa2)(a)(b)
1,205,000	5.000	01/01/2023	1,334,851

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(a)(b)
$40,050,000	5.000%	01/01/2023	$ 44,365,788

			258,258,710

Michigan – 1.9%
Allen Park Public School District GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
3,660,000	5.000	05/01/2021	3,798,202
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
1,275,000	5.000	11/01/2022	1,411,654
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
800,000	5.000	07/01/2022	868,056
900,000	5.000	07/01/2023	1,013,337
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (AA/NR)
600,000	5.000	07/01/2020	600,000
1,500,000	5.000	07/01/2021	1,563,825
1,500,000	5.000	07/01/2022	1,627,605
1,500,000	5.000	07/01/2023	1,688,895
500,000	5.000	07/01/2024	580,795
550,000	5.000	07/01/2025	635,354
Detroit Michigan School District GO Refunding Bonds for School Building and Site Improvement Series 2012 A (Q-SBLF) (AA/Aa1)
7,420,000	5.000	05/01/2023	7,993,492
1,000,000	5.000	05/01/2031	1,066,870
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/WR)
3,015,000	5.250	07/01/2020	3,015,000
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2020 B (A+/A2)
375,000	1.442	07/01/2021	375,041
260,000	1.492	07/01/2022	260,294
Great Lakes Water Authority Sewage Disposal System RB Refunding Series 2020 A (AA-/A1)
115,000	1.503	07/01/2023	116,091
370,000	1.604	07/01/2024	375,073
200,000	1.654	07/01/2025	203,808
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A+/A1)
2,325,000	4.000	08/01/2020	2,330,929
3,810,000	5.000	08/01/2021	3,979,697
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A2)
500,000	5.000	11/15/2021	526,005
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (AA-/Aa2)
1,510,000	5.000	04/01/2021	1,557,822
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
500,000	3.400	10/01/2020	502,725
500,000	3.600	10/01/2021	506,245
500,000	3.800	10/01/2022	513,075
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A1)
5,175,000	5.000	07/01/2021	5,412,740

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A1)
$10,000,000	5.000%	07/01/2021	$ 10,459,400
9,225,000	5.000	07/01/2022	10,071,578
5,000,000	5.000	07/01/2023	5,680,750
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/WR)
3,165,000	5.000	07/01/2020	3,165,000

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3 (NATL-RE) (AA-/WR)

1,390,000	5.000	07/01/2020	1,390,000
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (AA-/A1)
750,000	5.000	07/01/2021	784,455
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (AA-/WR)
375,000	5.000	07/01/2020	375,000
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (BB+/NR)
1,200,000	5.000	07/01/2020	1,200,000
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)(e)
9,840,000	5.000	12/01/2021	10,483,339
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)(e)
9,745,000	5.000	06/01/2022	10,602,657
Michigan Finance Authority RB Refunding for Trinity Health Corp Obligated Group Series 2017 A (AA-/Aa3)
1,950,000	5.000	12/01/2023	2,216,877
Michigan Finance Authority State Aid RB Series 2019 A-1 (ST AID WITHHLDG) (A-1+/NR)
1,345,000	4.000	08/20/2020	1,351,685
Michigan Finance Authority State Aid RB Series 2019 A-2 (ST AID WITHHLDG) (A-1/NR)
1,490,000	2.000	08/20/2020	1,493,367
Michigan Municipal Bonds Authority RB for Clean Water Revolving Pooled Project Series 2010 (AAA/NR)(e)
4,850,000	5.000	10/01/2020	4,907,473
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/01/17 Series 2010 F-2 (AA+/Aa2)(a)(b)
2,600,000	1.900	04/01/2021	2,624,752
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(a)(b)
4,400,000	2.400	03/15/2023	4,605,744
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (NR/Baa2)
2,210,000	5.000	12/31/2023	2,402,005
2,635,000	5.000	06/30/2024	2,890,568
3,500,000	5.000	12/31/2024	3,872,330
Michigan Strategic Fund RB for Waste Management of Michigan, Inc. Series 2001 (A-/NR)(a)(b)
11,700,000	2.850	08/02/2021	11,882,988

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(a)(b)
$2,000,000	1.450%	09/01/2021	$ 2,009,220
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(a)(b)
4,000,000	1.450	09/01/2021	4,018,440
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,380,000	5.000	05/01/2023	2,688,781
2,730,000	5.000	05/01/2024	3,198,550
University of Michigan General RB RMKT 02/26/18 Series 2012 E (AAA/Aaa)(a)
(SIFMA Municipal Swap Index Yield + 0.27%),
3,930,000	0.410	04/01/2022	3,897,892
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
500,000	1.810	05/01/2023	507,275
515,000	1.889	05/01/2024	524,687
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA/NR)
1,000,000	5.000	05/01/2021	1,035,880
1,000,000	5.000	05/01/2022	1,078,450
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2018 C (A/A1)
895,000	4.000	12/01/2020	905,794
600,000	5.000	12/01/2021	632,646
500,000	5.000	12/01/2022	546,825
Western Michigan University RB Refunding Series 2019 A (A/Aa3)
1,490,000	5.000	11/15/2022	1,632,578
160,000	5.000	11/15/2023	181,066

			157,840,682

Minnesota – 0.6%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AAA/NR)(f)
700,000	0.000	02/01/2021	698,460
City of Rochester RB for Mayo Clinic Series 2011 C (AA/Aa2)(a)(b)
10,795,000	4.500	11/15/2021	11,280,343
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (NR/Baa1)
500,000	4.000	05/01/2021	511,065
500,000	4.000	05/01/2022	523,865
575,000	5.000	05/01/2023	631,620
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2019 B (AMT) (A+/NR)
2,810,000	5.000	01/01/2024	3,172,012
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
75,000	3.000	12/01/2020	75,239
75,000	3.000	12/01/2021	75,767
100,000	3.000	12/01/2022	101,799
100,000	3.000	12/01/2023	102,058
100,000	4.000	12/01/2024	106,156
180,000	4.000	12/01/2025	191,284
Minnesota Rural Water Finance Authority, Inc. RB Series 2020 (NR/MIG1)
5,500,000	1.000	08/01/2021	5,519,415
Minnesota State Various Purpose GO Refunding Bonds Series 2015 A (AAA/Aa1)
9,800,000	5.000	08/01/2021	10,306,366
Minnesota State Various Purpose GO Refunding Bonds Series 2016 D (AAA/Aa1)
6,305,000	5.000	08/01/2021	6,630,780

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
State of Minnesota GO Bonds Series 2015 A (AAA/Aa1)
$9,110,000	5.000%	08/01/2020	$ 9,145,711
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (AAA/Aa1)
3,240,000	5.000	08/01/2022	3,561,570

			52,633,510

Mississippi – 1.0%
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(a)(b)
7,725,000	2.750	12/09/2021	7,847,441
Mississippi Business Finance Corp. RB for Waste Management, Inc. Series 2002 (AMT) (A-/NR)(a)(b)
1,000,000	2.200	06/03/2024	1,025,390
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
9,100,000	2.500	04/01/2022	9,179,534
Mississippi Hospital Equipment & Facilities Authority RB Refunding for Baptist Memorial Health Care Obligated Group Series 2020 A-1 (BBB+/NR)(a)(b)
7,750,000	5.000	09/01/2025	8,729,213
Mississippi State GO Refunding Bonds Series 2017 B (AA/Aa2)(a)
(1 Mo. LIBOR + 0.33%),
5,790,000	0.446	09/01/2020	5,788,147
State of Minnesota GO Bonds for Capital Improvement Series 2011 A (AA/Aa2)(e)
21,415,000	5.000	10/01/2021	22,664,137
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(a)(b)
6,800,000	2.900	09/01/2023	7,177,332
Warren County RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(a)(b)
1,425,000	2.900	09/01/2023	1,504,073
Warren County RB Refunding for International Paper Company, Series 2020 A (BBB/Baa2)(a)(b)(c)
6,835,000	1.375	06/16/2025	6,872,456
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(a)(b)(c)
1,175,000	1.600	06/16/2025	1,181,686
Warren County RB Refunding for International Paper Company, Series 2020 C (BBB/Baa2)(a)(b)(c)
7,050,000	1.375	06/16/2025	7,088,634

			79,058,043

Missouri – 0.2%
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Ba1)
400,000	5.000	03/01/2021	407,704
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
100,000	5.000	09/01/2020	100,550
570,000	5.000	09/01/2023	628,477
600,000	5.000	09/01/2024	678,138
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
1,055,000	5.000	02/15/2021	1,081,048
615,000	5.000	02/15/2022	654,311
525,000	5.000	02/15/2023	579,463
400,000	5.000	02/15/2024	456,024
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
105,000	5.000	10/01/2024	119,455
125,000	5.000	10/01/2025	145,044

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
$5,300,000	1.600%	12/01/2022	$ 5,369,483
St. Louis County Rockwood School District GO Refunding Bonds Series 2017 (AAA/NR)
3,995,000	5.000	02/01/2021	4,105,262

			14,324,959

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
210,000	4.000	07/01/2021	217,730
310,000	5.000	07/01/2022	338,731
City of Billings RB for Sewer System Series 2017 (AA+/WR)
240,000	4.000	07/01/2020	240,000
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A3)
8,790,000	2.000	08/01/2023	9,055,810
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
470,000	5.000	12/01/2022	522,245
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
750,000	5.000	01/01/2022	797,250
500,000	5.000	01/01/2023	550,205

			11,721,971

Nebraska – 0.3%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(a)(b)
12,400,000	4.000	08/01/2025	14,074,992
City of Lincoln Electric System RB Refunding Series 2012 (AA/NR)
2,615,000	5.000	09/01/2021	2,758,956
Douglas County Hospital Authority No. 2 RB for Children’s Hospital Obligated Group Series 2020 B (AA-/A1)(a)(b)
2,100,000	5.000	11/15/2025	2,464,728
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (AA-/A1)
100,000	5.000	11/15/2021	105,412
110,000	5.000	11/15/2023	124,483
175,000	5.000	11/15/2025	207,373
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A/NR)
690,000	4.000	11/01/2020	698,197
Nebraska Public Power District RB Series 2012 A (A+/A1)
2,000,000	4.000	01/01/2021	2,037,140

			22,471,281

Nevada – 0.8%
City of North Las Vegas GO Refunding Bonds for Wastewater Reclamation Series 2019 (BAM) (AA/A2)
1,000,000	5.000	06/01/2021	1,041,730
1,970,000	5.000	06/01/2024	2,282,363
Clark County School District Building GO Bonds Series 2016 B (A+/A1)
1,190,000	5.000	06/15/2022	1,289,556
Clark County School District Building GO Bonds Series 2017 A (A+/A1)
3,400,000	5.000	06/15/2022	3,684,444
Clark County School District GO Bonds Series 2020 A (AGM) (A+/A1)
600,000	3.000	06/15/2022	626,958
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
250,000	3.000	06/15/2023	266,457
275,000	3.000	06/15/2024	298,227
325,000	3.000	06/15/2025	357,672
550,000	5.000	06/15/2026	671,715

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (AAA/Aa1)
$3,640,000	5.000%	07/01/2022	$ 3,977,355
County of Clark GO Bonds Series 2013 (AA+/Aa1)
19,840,000	5.000	11/01/2036	22,508,679
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A-/A1)
12,000,000	1.450	12/01/2024	12,260,160
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2025	787,927
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
200,000	5.000	07/01/2024	221,096
Las Vegas Valley Nevada Water District GO Refunding Bonds Series 2018 B (AA+/Aa1)
9,010,000	5.000	06/01/2021	9,401,304
State of Nevada GO Bonds for Capital Improvements & Cultural Affairs Series 2014 A (AA+/Aa1)
2,590,000	5.000	04/01/2021	2,681,375
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(a)(b)
2,160,000	3.000	06/01/2022	2,235,406

			64,592,424

New Hampshire – 0.6%
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(a)
(SIFMA Municipal Swap Index Yield + 0.75%),
31,000,000	0.880	10/01/2021	30,991,940
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-1 (AMT) (A-/NR)(a)(b)
1,250,000	2.150	07/01/2024	1,278,125
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-2 (AMT) (A-/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,112,500
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-3 (AMT) (A-/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,112,500
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-4 (AMT) (A-/NR)(a)(b)
3,000,000	2.150	07/01/2024	3,067,500

			45,562,565

New Jersey – 5.6%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
500,000	5.000	03/01/2023	554,815
Burlington County Bridge Commission RB for County of Burlington NJ Series 2019 C-1 (NR/MIG1)
3,250,000	3.000	11/20/2020	3,279,022
Burlington County Bridge Commission RB for County of Burlington NJ Series 2020 A&B (NR/MIG1)
30,000,000	3.500	04/15/2021	30,449,400
Casino Reinvestment Development Authority, Inc. RB Series 2014 (AGM-CR) (AA/A2)
1,470,000	5.000	11/01/2020	1,489,286
City of Long Branch GO Bonds Series 2020 B (NR/MIG1)
14,445,000	2.000	10/01/2020	14,506,247
County of Cape May GO Bonds Series 2019 (NR/Aa1)
830,000	4.000	10/01/2021	868,628
2,450,000	4.000	10/01/2022	2,650,949
2,655,000	4.000	10/01/2024	3,040,055

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(f)
$5,750,000	0.000%	11/01/2021	$ 5,625,340
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
1,025,000	4.000	02/15/2021	1,048,001
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (B/NR)
180,000	4.000	07/01/2021	181,667
220,000	4.000	01/01/2022	223,003
225,000	4.000	07/01/2022	220,982
270,000	4.000	01/01/2023	263,733
275,000	4.000	07/01/2023	267,432
320,000	4.000	01/01/2024	309,350
325,000	4.000	07/01/2024	312,787
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 A (A+/A1)
1,375,000	1.000	06/01/2023	1,373,020
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 B (AMT) (A+/A1)(a)(b)
8,645,000	1.200	06/01/2023	8,632,551
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 C (AMT) (A+/A1)
2,550,000	1.150	06/01/2023	2,546,328
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,835,000	4.000	06/01/2021	1,880,875
1,000,000	4.000	06/01/2022	1,051,640
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 K (AMBAC) (BBB+/Baa1)
1,870,000	5.250	12/15/2020	1,896,292
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB+/Baa1)
12,350,000	5.500	09/01/2024	13,840,275
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB+/Baa1)(d)
(SIFMA Municipal Swap Index Yield + 1.25%),
13,315,000	1.380	09/01/2025	12,841,519
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (BBB+/Baa1)
22,710,000	5.000	06/15/2021	23,297,281
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
2,345,000	5.000	06/15/2023	2,524,017
6,500,000	5.000	06/15/2024	7,129,655
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (BBB+/NR)
315,000	5.000	07/01/2020	315,000
485,000	5.000	07/01/2021	499,540
440,000	5.000	07/01/2022	465,159
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (AA/Aa3)
750,000	5.000	07/01/2021	783,142
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(a)(b)
13,480,000	5.000	07/01/2024	15,610,784
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2021	1,039,490
1,240,000	5.000	07/01/2022	1,338,022

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/WR)
$1,000,000	5.000%	07/01/2020	$ 1,000,000
New Jersey State Turnpike Authority RB Refunding Series 2005 A (AGM) (AA/A2)
1,560,000	5.250	01/01/2026	1,925,430
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
3,560,000	5.000	01/01/2022	3,798,093
New Jersey State Turnpike Authority RB Refunding Series 2017 C-1 (ETM) (A+/A2)(d)(e)
	(1 Mo. LIBOR + 0.34%),
1,290,000	0.461	01/01/2021	1,288,039
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(d)
	(1 Mo. LIBOR + 0.48%),
5,000,000	0.601	01/01/2022	4,978,000
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(d)
	(1 Mo. LIBOR + 0.60%),
15,565,000	0.721	01/01/2023	15,435,966
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,580,000	5.000	01/01/2027	9,893,341
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(f)
28,490,000	0.000	12/15/2028	21,482,884
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
10,000,000	5.000	06/15/2021	10,258,600
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
1,000,000	5.000	06/15/2021	1,025,860
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB+/Baa1)
10,990,000	5.500	12/15/2021	11,495,980
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
25,080,000	5.250	12/15/2022	27,313,625
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (BBB+/Baa1)
15,795,000	5.250	12/15/2020	16,017,078
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(f)
11,835,000	0.000	12/15/2025	9,980,219
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(f)
33,865,000	0.000	12/15/2027	26,785,522
320,000	0.000	12/15/2031	211,200
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB+/Baa1)
3,355,000	5.000	12/15/2023	3,648,999
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (BBB+/Baa1)(e)
5,155,000	5.000	06/15/2021	5,385,325
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB+/Baa1)
8,050,000	5.000	12/15/2024	8,906,842
7,500,000	5.000	12/15/2025	8,418,900
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,000,000	5.000	12/15/2023	2,175,260
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,215,000	5.000	06/15/2021	5,367,382
5,000,000	5.000	06/15/2022	5,292,750

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB+/Baa1)
$27,440,000	5.250%	12/15/2023	$ 30,070,947
New Jersey Transportation Trust Fund Authority RB Series 2004 A (NATL-RE) (BBB+/Baa1)
4,920,000	5.750	06/15/2023	5,400,290
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
11,250,000	5.000	06/15/2023	12,232,463
New Jersey Transportation Trust Fund Authority Transportation RB Series 2011 B (BBB+/Baa1)(e)
5,150,000	5.250	06/15/2021	5,394,882
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
30,330,000	5.500	12/15/2022	33,213,170
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,000,000	2.000	08/01/2022	1,035,730
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
4,175,000	3.200	06/01/2027	4,247,770
Toms River Board of Education GO Bonds Series 2019 (SCH BD RES FD) (AA-/NR)
2,695,000	2.000	07/15/2022	2,780,135

			458,815,969

New Mexico – 0.7%
City of Albuquerque General Purpose GO Bonds Series 2018 A (AAA/Aa3)
6,480,000	5.000	07/01/2021	6,785,726
City of Albuquerque General Purpose GO Bonds Series 2018 A (AAA/WR)
6,480,000	5.000	07/01/2020	6,480,000
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(a)(b)
6,545,000	1.875	10/01/2021	6,529,030
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(a)(b)
15,425,000	1.875	10/01/2021	15,387,363
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB/Baa2)(a)(b)
3,750,000	2.125	06/01/2022	3,750,900
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (AA+/Aa1)
4,040,000	5.000	06/15/2022	4,403,600
New Mexico Finance Authority RB Refunding for State Transportation Senior Lien Series 2010 B (AA+/Aa1)
3,585,000	5.000	06/15/2021	3,747,293
New Mexico State GO Refunding Bonds Series 2017 B (AA/Aa2)
9,485,000	5.000	03/01/2021	9,781,027

			56,864,939

New York – 13.8%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (NR/Ba1)
1,250,000	5.000	07/15/2021	1,275,425
500,000	5.000	07/15/2022	519,605
500,000	5.000	07/15/2023	528,210
City of New York GO Bonds Fiscal 2014 Series D Subseries D-3 (AA/Aa1)(a)(b)
42,095,000	5.000	02/01/2024	47,374,976
City of New York GO Bonds Series 2012 B (AA/Aa1)
6,675,000	5.000	08/01/2023	7,280,423

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
County of Nassau GO Bonds for General Improvement Series 2017 B (A+/A2)
$2,535,000	5.000%	04/01/2021	$ 2,621,114
2,345,000	5.000	04/01/2022	2,529,622
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (AA/A2)
1,000,000	5.000	07/01/2022	1,090,370
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (AA/WR)
670,000	5.000	07/01/2020	670,000
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
18,300,000	0.871	10/01/2023	18,214,905
Long Island Power Authority RB Refunding Series 2015 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
20,000,000	0.871	10/01/2023	19,907,000
Long Island Power Authority RB Series 2012 B (A/A2)
10,000,000	5.000	09/01/2027	10,863,100
Long Island Power Authority RB Series 2019 B (A/A2)(a)(b)
13,675,000	1.650	09/01/2024	13,629,326
Metropolitan Transportation Authority Dedicated Tax Fund Bonds Anticipation Notes Series 2019 A (SP-1+/NR)
31,125,000	5.000	03/01/2022	32,807,617
Metropolitan Transportation Authority RB Anticipating Notes Series 2019 C (SP-1/WR)
42,450,000	4.000	07/01/2020	42,450,000
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-1/MIG2)
10,390,000	4.000	02/01/2022	10,648,503
Metropolitan Transportation Authority RB Green Bond Subseries 2019 A-1 (A-/A2)(a)(b)
55,360,000	5.000	11/15/2024	60,764,797
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A-/A2)(a)
	(1 Mo. LIBOR + 0.55%),
26,780,000	0.666	11/01/2022	25,248,987
Metropolitan Transportation Authority RB Series 2011 B (A-/A2)(a)
	(1 Mo. LIBOR + 0.55%),
26,625,000	0.666	11/01/2022	25,102,849
Metropolitan Transportation Authority RB Series 2018 A-1 (A-/A2)(a)(b)
2,395,000	5.000	11/15/2020	2,406,807
Metropolitan Transportation Authority RB Series 2018 B-2A (SP-1/MIG2)
14,325,000	5.000	05/15/2021	14,624,392
Metropolitan Transportation Authority RB Subseries 2014 D-2 (A-/A2)(a)
	(SIFMA Municipal Swap Index Yield + 0.45%),
15,000,000	0.580	11/15/2022	14,335,950
Metropolitan Transportation Authority RB Subseries 2018 C-1 (SP-1/MIG2)
69,440,000	5.000	09/01/2020	69,712,899
New York City GO Bonds Fiscal 2008 Series J Subseries J-3 (AA/Aa1)
19,380,000	5.000	08/01/2022	21,188,542
New York City GO Bonds Fiscal 2019 Series A (AA/Aa1)
10,000,000	5.000	08/01/2022	10,933,200
New York City GO Refunding Bonds Fiscal 2018 Series A (AA/Aa1)
4,075,000	5.000	08/01/2026	5,059,887
New York City GO Refunding Bonds Series 2015 A (AA/Aa1)
8,640,000	5.000	08/01/2021	9,066,125
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(a)(b)
6,500,000	2.750	12/29/2023	6,799,975
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (AA+/Aa2)(a)(b)
10,500,000	1.125	11/01/2024	10,502,520

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2014 D-1 (AAA/Aa1)
$4,600,000	5.000%	02/01/2028	$5,271,370
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
23,565,000	2.570	11/01/2023	25,092,012
25,580,000	2.640	11/01/2024	27,703,652
17,885,000	2.740	11/01/2025	19,331,181
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-4 (AAA/Aa1)
7,800,000	1.940	05/01/2024	8,179,158
33,155,000	2.010	05/01/2025	34,592,932
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(a)(b)
5,180,000	2.000	12/31/2021	5,185,387
New York State Dormitory Authority RB for New York State University Series 2013 A (A+/Aa3)
2,450,000	5.000	07/01/2025	2,739,198
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(a)(b)
10,380,000	5.000	05/01/2022	10,908,861
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(a)(b)
6,230,000	5.000	05/01/2024	7,006,756
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
62,305,000	5.000	03/15/2023	70,037,050
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
925,000	5.000	07/01/2024	1,033,743
970,000	5.000	07/01/2025	1,104,762
1,025,000	5.000	07/01/2026	1,182,307
New York State Dormitory Authority RB Refunding for New York University Series 2015 A (AA-/WR)
1,120,000	4.000	07/01/2020	1,120,000
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,170,000	5.000	05/01/2022	1,252,895
1,090,000	5.000	05/01/2023	1,207,273
New York State Dormitory Authority Sales Tax RB Refunding Series 2015 A (AA+/Aa1)
1,005,000	5.000	03/15/2021	1,038,135
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (AA+/Aa1)
31,875,000	5.000	03/15/2023	35,830,687
New York State Dormitory Authority School District Financing RB Series 2020 A (AGM) (AA/Aa3)
550,000	5.000	10/01/2022	606,760
670,000	5.000	10/01/2023	768,048
780,000	5.000	10/01/2024	924,378
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
710,000	4.900	03/15/2023	772,885
New York State Dormitory Authority State Personal Income Tax RB for General Purpose Series 2019 A (AA+/Aa1)
34,025,000	5.000	03/15/2025	41,007,270
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2012 A (AA+/Aa1)
5,035,000	5.000	12/15/2029	5,526,718
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2017 A (AA+/Aa1)
1,980,000	5.000	02/15/2026	2,445,062

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority State Personal Income Tax Subordinate RB for General Purpose Series 2020 B (SP-1+/MIG1)
$11,155,000	5.000%	03/31/2021	$ 11,547,433
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(b)
27,750,000	0.210	07/24/2020	27,750,000
New York State Energy Research & Development Authority RB Refunding for New York State Electric & Gas Corp. Projects Series 2004 C (A-/A3)(a)(b)
17,000,000	2.625	07/03/2023	17,395,930
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AA+/Aa1)
1,000,000	5.000	03/15/2027	1,154,800
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2017 A (AA+/Aa1)
945,000	5.000	03/15/2022	1,018,861
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa1)
10,175,000	2.670	03/15/2023	10,665,638
28,225,000	2.860	03/15/2024	29,856,405
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
20,015,000	2.980	03/15/2025	21,434,064
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
5,000,000	5.000	01/01/2022	5,196,150
5,300,000	5.000	01/01/2023	5,543,694
13,975,000	5.000	01/01/2024	14,736,638
8,000,000	5.000	01/01/2025	8,473,760
3,425,000	5.000	01/01/2026	3,642,008
3,000,000	5.000	01/01/2028	3,213,210
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (BBB+/Baa3)
2,310,000	5.000	01/01/2021	2,328,180
Oyster Bay Public Improvement GO Refunding Bonds Series 2018 (NR/Baa2)
9,385,000	4.000	02/15/2021	9,513,762
Port Authority of New York & New Jersey Consolidated RB Series 186 (AMT) (A+/Aa3)
250,000	5.000	10/15/2021	262,445
8,345,000	5.000	10/15/2033	9,413,911
Port Authority of New York & New Jersey Consolidated RB Series 193 (AMT) (A+/Aa3)
2,280,000	5.000	10/15/2021	2,393,498
Port Authority of New York & New Jersey Consolidated RB Series 202 (AMT) (A+/Aa3)
2,000,000	5.000	10/15/2021	2,099,560
Sales Tax Asset Receivable Corp. RB Refunding for Fiscal 2015 Series A (AA+/Aa1)
1,340,000	5.000	10/15/2029	1,570,775
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
5,105,000	2.000	10/15/2020	5,128,024
5,200,000	2.000	10/15/2021	5,289,076
Suffolk County New York GO Bonds for Public Improvement Series 2018 A (AGM) (AA/NR)
4,955,000	5.000	06/01/2021	5,151,515
5,005,000	5.000	06/01/2022	5,349,945
Suffolk County New York GO Bonds Series 2020 II (SP-1/NR)
35,230,000	2.500	08/20/2020	35,302,222

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
$7,035,000	4.000%	02/01/2023	$ 7,499,380
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000	10/15/2023	6,883,174
Triborough Bridge & Tunnel Authority RB Refunding Series 2012 B (AA-/Aa3)
7,125,000	5.000	11/15/2028	7,815,626
Triborough Bridge & Tunnel Authority RB Refunding Series 2018 B (AA-/Aa3)
7,580,000	5.000	11/15/2025	9,174,301
Triborough Bridge & Tunnel Authority RB Series 2012 A (AA-/Aa3)
5,000,000	4.000	11/15/2036	5,253,350
Triborough Bridge & Tunnel Authority RB Series 2018 D (AA-/Aa3)(a)
	SOFR + 0.50%),
25,000,000	(0.554	10/01/2020	24,971,250
TSASC Inc., Tobacco Settlement RB Senior Series 2017 A (A/NR)
1,000,000	5.000	06/01/2021	1,034,330
Utility Debt Securitization Authority Restructuring RB Series 2013 (AAA/Aaa)
9,690,000	5.000	12/15/2030	11,086,814
Utility Debt Securitization Authority Restructuring RB Series 2016 B (AAA/WR)
1,025,000	5.000	12/15/2023	1,092,824

			1,120,268,159

North Carolina – 1.6%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	439,034
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
450,000	2.000	10/01/2024	464,859
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(a)(b)(c)
3,550,000	1.375	06/16/2025	3,569,454
County of Wake GO Bonds for Public Improvements Series 2014 (AAA/Aaa)
7,000,000	5.000	09/01/2020	7,055,020
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(e)
71,475,000	5.000	04/01/2022	77,363,825
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)(e)
35,000,000	5.000	04/01/2022	37,883,650

			126,775,842

North Dakota – 0.1%
City of Williston RB Refunding for Airport Series 2018 (A+/NR)
600,000	5.000	11/01/2020	609,066
805,000	5.000	11/01/2021	853,421
1,815,000	5.000	11/01/2022	2,005,484
1,655,000	5.000	11/01/2023	1,896,431
2,000,000	4.000	11/01/2024	2,216,940

			7,581,342

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – 2.4%
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A2)
$2,720,000	6.973%	02/15/2024	$ 3,222,003
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A2)
925,000	5.000	02/15/2025	1,103,747
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
2,930,000	5.000	02/15/2023	3,278,523
1,330,000	5.000	02/15/2024	1,542,002
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (A/NR)
7,045,000	1.580	06/01/2021	7,060,006
6,000,000	1.630	06/01/2022	6,027,840
6,325,000	1.650	06/01/2023	6,359,661
5,935,000	1.709	06/01/2024	5,960,046
7,500,000	1.809	06/01/2025	7,530,300
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-1 Class 2 (BBB+/NR)
3,005,000	1.850	06/01/2029	2,933,631
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (AAA/Aaa)
5,000,000	5.000	04/01/2023	5,637,500
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA+/A1)
1,455,000	5.000	12/01/2020	1,483,503
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (A/Baa1)
1,950,000	5.000	11/15/2024	2,175,947
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/2023	1,895,040
3,000,000	5.000	02/15/2024	3,328,620
1,500,000	5.000	02/15/2025	1,695,645
Hamilton County Sewer System RB Refunding Series 2019 A (AA+/Aa2)
3,000,000	4.000	12/01/2021	3,157,800
6,450,000	5.000	12/01/2024	7,710,136
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
875,000	1.875	05/01/2023	879,576
875,000	1.960	05/01/2024	881,676
1,325,000	2.060	05/01/2025	1,339,880
Miami Oxford University RB Refunding Series 2020 A (AA/Aa3)(c)
300,000	5.000	09/01/2021	315,822
340,000	5.000	09/01/2022	373,520
575,000	5.000	09/01/2023	657,294
375,000	5.000	09/01/2024	444,094
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (NR/Ba1)
1,075,000	2.875	02/01/2026	1,087,653
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,695,000	2.875	02/01/2026	2,726,720
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 D (BBB+/NR)(a)(b)
5,000,000	1.900	10/01/2024	5,039,100
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (AA+/Aa1)
7,470,000	5.000	08/01/2023	8,535,670
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (AAA/Aa1)(e)
1,685,000	5.000	05/01/2022	1,830,112
Ohio State Infrastructure Improvement GO Bonds Series 2013 A (AA+/Aa1)
6,505,000	4.000	02/01/2030	6,900,114

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio State RB for Department of Transportation Series 2019-1 (AA/Aa2)
$1,000,000	5.000%	12/15/2022	$ 1,112,900
1,295,000	5.000	12/15/2023	1,495,103
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 C (A/A2)(a)(b)
15,100,000	5.000	09/15/2021	15,771,799
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 D (A/A2)(a)(b)
11,775,000	5.000	09/15/2023	13,315,170
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2020 B (A/A2)(a)(b)
5,335,000	5.000	01/15/2025	6,245,685
Ohio State RB Refunding for Administrative Building Fund Series 2020 A (AA/Aa2)
6,000,000	1.562	10/01/2021	6,049,680
1,125,000	1.678	10/01/2024	1,155,893
Ohio State RB Refunding for Adult Correctional Building Funds Series 2020 A (AA/Aa2)
5,220,000	1.562	10/01/2021	5,288,017
4,000,000	1.592	10/01/2022	4,091,200
4,535,000	1.610	10/01/2023	4,674,859
3,625,000	1.678	10/01/2024	3,778,446
Ohio State Third Frontier Research & Development GO Bonds Series 2013 A (AA+/Aa1)(e)
7,400,000	4.000	05/01/2021	7,630,732
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
8,250,000	3.250	11/01/2022	8,618,033
Ohio Water Development Authority RB for Water Pollution Control Loan Fund Series 2014 (AAA/Aaa)
6,085,000	5.000	06/01/2021	6,350,367
Revere Local School District School Facilities Improvement GO Unlimited Bonds Series 2017 a (NR/Aa1)(e)
1,240,000	5.000	06/01/2022	1,351,637
University of Toledo General Receipts RB Series 2011 B (A/A2)(e)
355,000	5.000	06/01/2021	369,548
Winton Woods City School District Class Room Facilities GO Unlimited Bonds Series 2017 A (SD CRED PROG) (AA/Aa2)(e)
2,805,000	5.000	05/01/2022	3,046,567

			193,458,817

Oklahoma – 0.8%
City of Tulsa GO Bonds Series 2020 (AA/Aa1)
5,300,000	5.000	03/01/2023	5,943,844
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
1,400,000	5.000	06/01/2021	1,455,524
2,005,000	5.000	06/01/2022	2,165,400
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
2,900,000	2.000	01/01/2021	2,922,446
Oklahoma County Independent School District No. 12 Edmond GO Bonds Series 2020 (AA+/NR)
7,700,000	2.000	03/01/2023	8,019,858
Oklahoma County Independent School District No. 89 Oklahoma City GO Bonds Series 2020 A (AA/NR)
16,520,000	1.250	07/01/2024	16,826,776
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
500,000	5.000	08/15/2022	532,385
500,000	5.000	08/15/2023	546,495
500,000	5.000	08/15/2024	559,040

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Development Finance Authority RB for Gilcrease Developers LLC Series 2020 A (AMT) (NR/Baa2)
$17,390,000	1.625%	07/06/2023	$ 17,263,227
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
2,765,000	4.000	01/01/2023	3,016,919
Tulsa County Independent School District No. 1 GO Bonds Series 2020 B (AA/NR)(c)
7,300,000	2.000	08/01/2024	7,675,074

			66,926,988

Oregon – 0.6%
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
995,000	4.000	03/01/2021	996,642
385,000	5.000	03/01/2023	396,777
200,000	5.000	03/01/2024	207,572
200,000	5.000	03/01/2025	208,250
Lane County Oregon Springfield School District No. 19 GO Refunding Bonds Series 2015 (SCH BD GTY) (AA+/Aa1)(f)
3,780,000	0.000	06/15/2021	3,764,578
Oregon Health & Science University RB Refunding for Oregon Health & Science University Obligated Group Series 2019 A (AA-/Aa3)
600,000	5.000	07/01/2021	626,700
850,000	5.000	07/01/2022	924,851
950,000	5.000	07/01/2023	1,073,263
Oregon Health & Science University RB Refunding for Oregon Health & Science University Obligated Group Series 2019 A (AA-/WR)
465,000	4.000	07/01/2020	465,000
Oregon State Business Development Commission RB for Intel Corp. Project Series 2010 232 (A+/A1)(a)(b)
13,050,000	2.400	08/14/2023	13,648,603
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc, Obligated Group Series 2020 A (BBB+/NR)(c)
400,000	5.000	10/01/2024	457,716
125,000	5.000	10/01/2026	149,140
Portland Community College District GO Unlimited Bonds Series 2013 (AA+/Aa1)
6,930,000	5.000	06/15/2025	7,873,173
Portland Oregon Community College District GO Bonds Series 2018 (AA+/Aa1)
12,520,000	4.000	06/15/2021	12,970,219
Portland Oregon Community College District GO Refunding Bonds Series 2016 (AA+/Aa1)
2,000,000	5.000	06/15/2021	2,090,940
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
2,130,000	5.000	04/01/2022	2,304,703
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa1)
2,135,000	5.000	05/01/2024	2,509,436

			50,667,563

Pennsylvania – 4.0%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,452,357
1,950,000	5.000	10/01/2022	2,154,965
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
3,170,000	5.000	04/01/2022	3,388,445
2,250,000	5.000	04/01/2023	2,495,610
4,000,000	5.000	04/01/2024	4,581,160

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
$745,000	5.000%	07/15/2020	$ 746,095
1,820,000	5.000	07/15/2021	1,896,203
1,900,000	5.000	07/15/2022	2,057,035
1,480,000	5.000	07/15/2023	1,658,148
Allentown City School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/NR)(c)
3,200,000	2.375	03/31/2021	3,200,000
Bethlehem Area School District Authority School RB Refunding for Bethlehem Area School District Refunding Project Series 2018 (ST AID WITHHLDG) (NR/A1)(a)
	(1 Mo. LIBOR + 0.48%),

5,990,000	0.609	11/01/2021	5,936,030
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
545,000	5.000	10/01/2022	568,249
760,000	5.000	10/01/2023	804,483
Butler County Hospital Authority RB for Health System Project Series 2015 A (A+/Baa2)
1,000,000	4.000	07/01/2021	1,024,550
Butler County Hospital Authority RB for Health System Project Series 2015 A (A+/WR)
265,000	4.000	07/01/2020	265,000
City of Philadelphia Airport RB Refunding Series 2011 A (AMT) (A/A2)
3,600,000	5.000	06/15/2023	3,729,888
2,325,000	5.000	06/15/2027	2,406,631
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
4,000,000	5.000	09/01/2020	4,027,160
4,000,000	5.000	09/01/2021	4,190,840
City of Philadelphia GO Bonds Series 2019 A (ST AID WITHHLDG) (A+/A2)
645,000	5.000	09/01/2022	702,121
845,000	5.000	09/01/2023	952,315
City of Philadelphia GO Bonds Series 2020 (ST AID WITHHLDG) (A+/A2)
8,880,000	5.000	09/01/2021	9,303,665
5,000,000	5.000	09/01/2022	5,442,800
8,000,000	5.000	09/01/2023	9,016,000
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
325,000	4.000	08/01/2020	325,887
1,270,000	5.000	08/01/2021	1,329,804
1,125,000	5.000	08/01/2022	1,222,628
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
645,000	5.380	06/01/2021	668,375
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
2,770,000	5.114	06/01/2021	2,865,011
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
2,260,000	5.000	06/01/2023	2,523,787
1,500,000	5.000	06/01/2024	1,729,080
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,295,000	5.000	08/15/2025	4,002,799
County of Lehigh Purpose Authority RB Refunding for Lehigh Valley Health Network Obligated Group Series 2019 A (A+/A2)
720,000	5.000	07/01/2022	776,765
800,000	5.000	07/01/2023	891,896
1,690,000	5.000	07/01/2024	1,941,539
Delaware River Port Authority RB Refunding Series 2018 B (A+/A1)
5,520,000	5.000	01/01/2021	5,641,219
5,000,000	5.000	01/01/2022	5,328,200

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
General Authority of Southcentral Pennsylvania WellSpan Health Obligation Group RB Refunding Series 2019 B (AA-/Aa3)(a)
	(SIFMA Municipal Swap Index Yield + 0.60%),
$15,000,000	0.730%	06/01/2024	$ 14,906,700
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
300,000	4.000	06/01/2021	309,618
540,000	4.000	06/01/2022	575,737
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(a)(b)
9,000,000	1.800	08/15/2022	9,095,670
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
600,000	5.000	09/01/2022	648,150
550,000	5.000	09/01/2023	613,272
625,000	5.000	09/01/2024	716,694
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(a)(b)
12,265,000	2.800	12/01/2021	12,567,087
Pennsylvania State Commonwealth GO Bonds First Series 2011 (A+/Aa3)
28,895,000	4.000	11/15/2027	30,136,329
Pennsylvania State Commonwealth GO Bonds First Series 2013 (A+/Aa3)
23,100,000	4.000	04/01/2032	24,777,522
Pennsylvania State Commonwealth GO Bonds Second Series 2015 (A+/Aa3)
2,175,000	5.000	08/15/2020	2,187,441
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2015 (A+/Aa3)
8,115,000	5.000	08/15/2020	8,161,418
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
13,720,000	5.000	09/15/2020	13,853,084
6,445,000	5.000	09/15/2024	7,615,025
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,465,000	5.000	01/01/2023	37,221,112
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,560,000	5.000	01/15/2022	4,880,158
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM-CR) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,494,100
Pennsylvania Turnpike Commission RB Refunding Series 2018 B (A+/A1)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%),
11,750,000	0.830	12/01/2023	11,537,208
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
1,500,000	1.812	12/01/2020	1,502,925
890,000	2.013	12/01/2024	901,944
Pennsylvania Turnpike Commission RB Refunding Subordinate Series 2016 A (AA/Aa3)
1,000,000	5.000	12/01/2022	1,099,700
Pennsylvania Turnpike Commission RB Subordinate Series 2015 B (A/A3)(e)
1,400,000	5.000	12/01/2020	1,427,790
Philadelphia Authority for Industrial Development RB Refunding for St. Joseph’s University Series 2020 (A-/NR)(c)
425,000	3.000	11/01/2020	426,522
250,000	4.000	11/01/2021	257,485
250,000	4.000	11/01/2022	263,360
535,000	4.000	11/01/2024	585,188

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
$4,000,000	5.000%	07/01/2022	$ 4,254,640
1,750,000	5.000	07/01/2023	1,910,335
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/WR)
1,000,000	5.000	07/01/2020	1,000,000
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A/NR)
365,000	4.000	12/15/2020	370,855
640,000	4.000	12/15/2021	671,616
280,000	5.000	12/15/2022	309,722
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(a)
	(1 Mo. LIBOR + 0.64%),
10,000,000	0.765	12/01/2020	9,957,900
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (A/A3)
500,000	5.000	09/01/2020	503,845
500,000	5.000	09/01/2021	526,860
250,000	5.000	09/01/2022	274,695
270,000	5.000	09/01/2023	308,202
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
250,000	5.000	09/01/2024	295,470
Scranton School District GO Refunding Bonds Series 2017 A (ST AID WITHHLDG) (A+/A2)
680,000	5.000	06/01/2021	705,507
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (BBB+/NR)
450,000	5.000	02/01/2021	459,198
545,000	5.000	02/01/2022	574,523
1,400,000	5.000	02/01/2023	1,519,224
450,000	5.000	02/01/2024	499,999
Westmoreland County Municipal Authority RB Series 2013 (A+/A1)(e)
1,990,000	5.000	08/15/2023	2,275,485
York Suburban School District GO Refunding Bonds Series 2019 A (BAM) (ST AID WITHHLDG) (AA/NR)
1,075,000	4.000	02/15/2022	1,136,146
2,745,000	4.000	02/15/2023	2,988,042
2,070,000	4.000	02/15/2024	2,313,225

			325,863,468

Puerto Rico – 1.6%
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (NR/WR)(i)
581,950	5.500	07/01/2017	488,111
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
	(3 Mo. LIBOR + 0.52%),
54,710,000	1.480	07/01/2029	48,144,800
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
25,000	5.250	07/01/2032	27,074
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)(i)
654,385	5.500	07/01/2016	512,056
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(b)
1,000,000	10.000	07/01/2035	1,061,500

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (NR/Ca)(a)(i)
$10,835,000	10.000%	07/01/2034	$ 9,223,294
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
24,024,000	0.000	07/01/2024	21,646,104
30,693,000	0.000	07/01/2027	25,261,874
15,117,000	0.000	07/01/2029	11,539,864
484,000	0.000	07/01/2031	340,760
544,000	0.000	07/01/2033	351,658
4,705,000	0.000	07/01/2046	1,327,045
3,833,000	0.000	07/01/2051	778,061
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	1,870,621
56,000	4.536	07/01/2053	56,747
747,000	4.784	07/01/2058	770,194
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	377,048
183,000	4.550	07/01/2040	186,569
1,345,000	4.750	07/01/2053	1,382,203
3,400,000	5.000	07/01/2058	3,554,870

			128,900,453

Rhode Island – 0.2%
Narragansett Bay Commission Wastewater System RB Refunding Series 2020 A (AA-/NR)
780,000	1.440	09/01/2023	787,839
800,000	1.497	09/01/2024	808,944
Providence Public Building Authority RB for Capital Improvement Program Project Series 2017 A (BBB/Baa2)
200,000	5.000	09/15/2020	201,708
1,210,000	5.000	09/15/2021	1,270,694
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,820,000	5.000	09/01/2021	5,080,087
4,970,000	5.000	09/01/2022	5,468,889
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
820,000	5.000	05/15/2021	849,922
1,415,000	5.000	05/15/2022	1,525,313
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
2,995,000	2.250	06/01/2041	3,051,066

			19,044,462

South Carolina – 0.9%
Berkeley County School District GO Unlimited Bonds Series 2014 A (SCSDE) (AA/Aa1)
4,950,000	3.000	03/01/2026	5,322,487
Charleston County School District GO Bonds Series 2018 (SCSDE) (NR/Aa1)
2,180,000	5.000	03/01/2021	2,248,779
5,575,000	5.000	03/01/2022	6,012,471
4,015,000	5.000	03/01/2023	4,511,856
City of Charleston RB for Waterworks & Sewer System Capital Improvement Series 2006 B (AAA/Aaa)(a)
(1 Mo. LIBOR + 0.37%),
10,000,000	0.496	01/01/2022	9,919,800

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
County of Charleston GO Bonds for Transportation Sales Tax Series 2011 (ST AID WITHHLDG) (AAA/Aaa)(e)
$4,925,000	4.000%	11/01/2021	$ 5,169,477
County of Charleston GO Refunding Bonds for Transportation Sales Tax Series 2013 (AAA/Aaa)
10,005,000	5.000	11/01/2021	10,634,415
Laurens County Water & Sewer Commission RB Series 2020 (NR/MIG1)
3,035,000	1.375	02/01/2022	3,058,946
South Carolina Public Service Authority RB Series 2016 D (A/A2)
6,756,000	2.388	12/01/2023	6,912,942
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
1,050,000	3.056	12/01/2023	1,087,989
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(a)
(1 Mo. LIBOR + 0.45%),
16,360,000	0.566	10/01/2022	16,150,428
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A3)(c)
730,000	5.000	04/15/2023	811,906
835,000	5.000	04/15/2024	958,488
925,000	5.000	04/15/2025	1,090,973
1,010,000	5.000	04/15/2026	1,215,535
700,000	5.000	04/15/2027	859,950

			75,966,442

South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
1,055,000	5.000	01/01/2021	1,078,864
570,000	5.000	01/01/2022	608,566
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(a)(b)
3,700,000	5.000	07/01/2024	4,128,978

			5,816,408

Tennessee – 1.3%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000	08/01/2025	1,163,480
City of Memphis RB Refunding for Sanitary Sewerage System Series 2018 (AA+/Aa2)
2,980,000	5.000	10/01/2020	3,014,717
City of Murfreesboro GO Bonds Series 2018 (AA/Aa1)
2,720,000	5.000	06/01/2021	2,838,374
2,400,000	5.000	06/01/2022	2,617,512
County of Rutherford GO Bonds for School Series 2017 (AA+/Aa1)
3,070,000	5.000	04/01/2022	3,322,937
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
3,500,000	5.000	07/01/2021	3,615,500
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/WR)
2,500,000	5.000	07/01/2020	2,500,000
Hamilton County GO Bonds Series 2018 A (AAA/Aaa)
7,860,000	5.000	04/01/2022	8,504,677
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (NR/Baa1)(e)
5,500,000	6.500	07/01/2020	5,500,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB/NR)
$750,000	4.000%	04/01/2021	$ 762,683
1,420,000	5.000	04/01/2022	1,500,301
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (AA/Aa2)
9,625,000	5.000	01/01/2023	10,746,216
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (AA/Aa2)
5,500,000	5.000	07/01/2023	6,264,775
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (AA/Aa2)
22,625,000	5.000	07/01/2022	24,740,890
17,955,000	5.000	07/01/2023	20,451,643
Metropolitan Government of Nashville & Davidson County GO Refunding Bonds Series 2010 D (AA/Aa2)
6,960,000	5.000	07/01/2022	6,977,261

			104,520,966

Texas – 6.8%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,475,000	3.000	08/15/2022	6,837,276
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (AAA/NR)
375,000	5.000	08/15/2021	393,900
350,000	5.000	08/15/2022	382,088
325,000	5.000	08/15/2023	367,893
325,000	5.000	08/15/2024	379,782
400,000	5.000	08/15/2025	479,904
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BB/NR)
500,000	5.000	01/01/2021	490,430
465,000	5.000	01/01/2022	453,421
750,000	5.000	01/01/2023	721,898
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (NR/Aa1)
205,000	3.750	02/01/2035	214,137
Board of Regents of the University of Texas System RB Refunding Series 2017 C (AAA/Aaa)
10,425,000	5.000	08/15/2023	11,936,729
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (A-/Baa1)(a)(b)
7,500,000	5.000	01/07/2021	7,505,850
Central Texas Regional Mobility Authority RB Senior Lien Series 2011 (A-/Baa1)(e)
5,455,000	6.000	01/01/2021	5,611,613
Central Texas Regional Mobility Authority Subordinate Lien RB Series 2018 (BBB+/Baa2)
3,500,000	4.000	01/01/2022	3,556,245
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,000,000	5.000	11/15/2023	1,128,820
City of Austin TX Water & Wastewater System RB Refunding Series 2011 (AA/Aa2)
20,000,000	5.000	11/15/2041	21,033,200
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
135,000	4.000	08/15/2023	146,694
140,000	4.000	08/15/2024	155,058

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(f)
$70,000	0.000%	09/01/2020	$69,676
70,000	0.000	09/01/2021	67,647
70,000	0.000	09/01/2022	65,520
70,000	0.000	09/01/2023	63,330
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)(f)
685,000	0.000	09/01/2020	683,890
685,000	0.000	09/01/2021	675,999
685,000	0.000	09/01/2022	663,900
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
405,000	4.000	09/01/2023	439,603
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A+/NR)
2,700,000	5.000	07/01/2029	2,888,406
City of Houston RB Refunding for Combined Utility System Series 2018 C (AA/Aa2)(a)
(1 Mo. LIBOR + 0.36%),
12,500,000	0.489	08/01/2021	12,338,375
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
200,000	5.000	08/15/2020	200,384
50,000	5.000	08/15/2021	50,902
65,000	5.000	08/15/2022	67,123
75,000	5.000	08/15/2023	78,307
City of Lubbock GO Bonds Series 2013 (AA+/Aa2)
7,360,000	4.000	02/15/2033	7,874,317
City of San Antonio GO Refunding Bonds Series 2013 (AAA/Aaa)
3,175,000	5.000	02/01/2033	3,373,247
City of San Antonio RB for Electric & Gas Systems Junior Lien Series 2015 D (AA-/Aa2)(a)(b)
18,500,000	3.000	12/01/2020	18,690,180
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (AA-/Aa2)(a)(b)
36,630,000	1.750	12/01/2024	37,418,644
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(a)(b)
5,200,000	2.750	12/01/2022	5,467,540
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (AA-/Aa2)(a)(b)
27,875,000	1.750	12/01/2024	29,098,713
City of San Antonio RB Refunding for Electric & Gas Systems Series 2020 (AA-/Aa2)(a)(b)
10,750,000	1.750	12/01/2025	10,948,015
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(a)(b)
5,750,000	2.000	11/01/2022	5,931,067
City of Southlake GO Refunding Bonds Series 2019 (AAA/NR)
4,020,000	5.000	02/15/2021	4,138,349
Colorado River Municipal Water District RB Series 2011 (AA-/Aa3)(e)
2,000,000	5.000	01/01/2021	2,047,680
County of Collin GO Refunding Bonds Series 2020 (AAA/Aaa)
560,000	0.867	02/15/2024	563,668
750,000	0.967	02/15/2025	754,290
County of Dallas GO Bonds Series 2016 (AAA/Aaa)
1,000,000	5.000	08/15/2020	1,005,700
County of Fort Bend GO Refunding Bonds Series 2015 B (AA+/Aa1)
3,740,000	5.000	03/01/2023	4,183,714
Cypress-Fairbanks Independent School District GO Bonds for School Building Series 2017 A-3 (PSF-GTD) (AAA/Aaa)(a)(b)
9,325,000	3.000	08/17/2020	9,353,721

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Dallas Area Rapid Transit RB Refunding Series 2020 B (AA+/Aa2)(c)
$1,175,000	5.000%	12/01/2021	$ 1,243,232
1,200,000	5.000	12/01/2022	1,324,500
4,000,000	5.000	12/01/2023	4,587,600
Dallas Independent School District GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)
11,365,000	5.000	02/15/2024	13,221,132
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A/A1)
5,005,000	5.000	11/01/2023	5,078,223
Dallas-Fort Worth International Airport Joint RB Refunding Series 2013 D (A/A1)
3,385,000	5.250	11/01/2025	3,578,622
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 D (AMT) (A/NR)
3,660,000	5.000	11/01/2023	4,134,263
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(a)(b)
5,000,000	2.000	08/01/2024	5,243,450
Dickinson Independent School District GO Refunding Bonds Series 2013 (PSF-GTD) (AAA/Aaa)(a)(b)
5,000,000	1.350	08/02/2021	5,044,250
El Paso Independent School District GO Bonds Series 2020 (NR/Aa2)(a)(b)
7,000,000	2.500	08/01/2021	7,148,400
Fort Bend Independent School District GO Bonds Series 2019 A (PSF-GTD) (AAA/NR)(a)(b)
5,000,000	1.950	08/01/2022	5,097,950
Gulf Coast Authority RB for Waste Management, Inc. Series 2003 B (AMT) (A-/NR)(a)(b)
2,500,000	2.450	05/03/2021	2,521,925
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-1 (A+/A1)(a)(b)
7,500,000	5.000	12/01/2022	8,161,350
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
860,000	5.000	12/01/2020	875,213
1,800,000	5.000	12/01/2021	1,904,742
2,000,000	5.000	12/01/2022	2,191,820
2,500,000	5.000	12/01/2023	2,832,200
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(d)
	(SIFMA Municipal Swap Index Yield + 1.05%),
5,685,000	1.180	06/01/2024	5,686,762
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (AA/Aa2)(a)(b)
55,000	5.000	10/01/2024	64,750
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group, Series 2019 B (AA/Aa2)(a)(b)
5,000,000	5.000	10/01/2024	5,886,350
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(d)
	(3 Mo. LIBOR + 0.67%),
35,145,000	0.933	08/15/2035	31,860,700
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
85,000	3.000	09/01/2020	85,335
90,000	3.000	09/01/2021	92,362
90,000	3.000	09/01/2022	93,686
95,000	3.000	09/01/2023	100,057
Houston Independent School District GO Refunding Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(a)(b)
6,000,000	4.000	06/01/2023	6,579,180

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2013 B (PSF-GTD) (AAA/Aaa)(a)(b)
$4,935,000	2.400%	06/01/2021	$ 5,018,994
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2014A-1B (PSF-GTD) (AAA/Aaa)(a)(b)
10,000,000	4.000	06/01/2023	10,965,300
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
390,000	3.000	09/01/2020	391,334
310,000	3.000	09/01/2021	317,517
330,000	3.000	09/01/2022	345,979
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(e)(f)
30,275,000	0.000	08/15/2024	10,303,814
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2015 A (PSF-GTD) (AAA/NR)(f)
1,500,000	0.000	08/15/2020	1,499,370
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(f)
5,000,000	0.000	08/16/2021	4,977,550
Lower Colorado River Authority LCRA RB Refunding for Transmission Services Corp. Project Series 2011A (A/A1)
3,195,000	5.000	05/15/2027	3,313,854
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2011A (A/A1)
3,130,000	5.000	05/15/2023	3,249,785
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (NR/Aaa)(a)(b)
8,250,000	2.500	08/01/2021	8,424,900
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (AAA/Aa2)
3,000,000	5.000	11/01/2022	3,316,350
1,030,000	5.000	11/01/2023	1,182,100
Midway Independent School District/McLennan County GO Refunding Bonds Capital Appreciation Series 2000 (PSF-GTD) (NR/Aaa)(f)
5,705,000	0.000	08/15/2020	5,702,433
Mission Economic Development Corp. RB for Republic Services, Inc. Series 2020 A (AMT) (BBB+/NR)(a)(b)
5,000,000	1.500	08/03/2020	4,999,650
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
810,000	4.000	04/01/2021	810,081
855,000	4.000	04/01/2022	853,529
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
400,000	4.000	04/01/2021	406,976
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (B/B2)
620,000	4.000	04/01/2021	618,072
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(a)(b)
5,000,000	2.375	08/01/2022	5,143,650
North Texas Tollway Authority RB Refunding First Tier Series 2010 (A+/A1)(e)
5,070,000	6.000	01/01/2021	5,214,241
North Texas Tollway Authority RB Refunding First Tier Series 2012 B (A+/A1)
7,845,000	5.000	01/01/2032	8,267,218
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
1,205,000	5.000	01/01/2024	1,334,212

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
$1,555,000	5.000%	01/01/2022	$ 1,659,978
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(a)(b)
3,845,000	1.500	08/15/2024	3,958,735
Pflugerville Independent School District Unlimited Tax School Building GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)(a)(b)
7,500,000	2.500	08/15/2023	7,912,425
Round Rock Independent School District GO Refunding Bonds Series 2019 B (AAA/Aaa)
2,485,000	4.000	08/01/2023	2,761,804
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF-GTD) (AAA/Aaa)(a)(b)
17,570,000	1.500	08/01/2021	17,583,705
San Antonio Water System Junior Lien RB Series 2019 A (AA/Aa2)(a)(b)
15,000,000	2.625	05/01/2024	15,929,250
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)(c)
300,000	5.000	09/01/2025	353,811
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/A1)
2,200,000	5.000	07/01/2021	2,287,098
1,795,000	5.000	07/01/2022	1,938,367
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/WR)
3,500,000	5.000	07/01/2020	3,500,000
Tarrant Regional Water District RB Refunding for Water Control & Improvement District Series 2015 (AAA/NR)
6,025,000	5.000	03/01/2021	6,215,089
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(d)
	(3 Mo. LIBOR + 0.70%),
11,000,000	0.910	12/15/2026	10,736,990
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%),
10,440,000	0.680	09/15/2027	10,140,163
Texas Transportation Commission Central Turnpike System RB First Tier Series 2002 A (AMBAC) (A/A3)(f)
6,950,000	0.000	08/15/2023	6,692,503
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/Aaa)
6,925,000	5.000	04/01/2022	7,500,606
Texas University System Financing RB Refunding Series 2017 A (AA/Aa2)
1,800,000	5.000	03/15/2021	1,860,390
Tomball Independent School District GO Bonds Series 2014 B-3 (PSF-GTD) (AAA/Aaa)(a)(b)
11,650,000	1.350	08/15/2022	11,760,325
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
6,355,000	5.000	02/15/2022	6,819,932
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
37,000	4.000	12/01/2021	37,861

			551,940,840

Utah – 0.3%
University of Utah RB General Series 2015 B (AA+/Aa1)
5,125,000	5.000	08/01/2023	5,852,699
University of Utah RB General Series 2016 B-1 (AA+/Aa1)
2,415,000	5.000	08/01/2023	2,757,906

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah County RB IHC Health Services, Inc. Obligated Group Series 2020 B-1 (AA+/Aa1)(a)(b)(c)
$5,715,000	5.000%	08/01/2024	$ 6,710,267
Utah County RB IHC Health Services, Inc. Obligated Group Series 2020 B-2 (AA+/Aa1)(a)(b)(c)
6,000,000	5.000	08/01/2026	7,455,720
Washington County School District Board of Education GO Refunding Bonds Series 2019 (SCH BD GTY) (AAA/Aaa)
2,510,000	5.000	03/01/2022	2,706,960

			25,483,552

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A/A3)
400,000	4.000	12/01/2020	404,908
350,000	5.000	12/01/2021	369,299

			774,207

Virgin Islands – 0.0%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(g)
825,000	5.000	09/01/2020	826,452
2,015,000	5.000	09/01/2021	2,096,688
Virgin Islands Public Finance Authority Gross Receipts Taxes Loan NT RB Series 2012 A (AGM-CR) (AA/A2)
235,000	4.000	10/01/2022	245,119
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B/NR)
280,000	4.000	10/01/2022	268,652

			3,436,911

Virginia – 3.3%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
21,510,000	5.000	11/01/2023	23,201,977
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
2,250,000	1.900	06/01/2023	2,326,837
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	388,700
County of Arlington GO Bonds for Public Improvement Series 2013 A (AAA/Aaa)(e)
2,930,000	4.000	08/01/2021	3,048,167
County of Arlington GO Bonds Series C (ST AID WITHHLDG) (AAA/Aaa)(e)
9,665,000	5.000	02/15/2021	9,948,378
County of Fairfax RB for Sewer Series 2012 (AAA/Aaa)(e)
9,220,000	4.500	07/15/2021	9,624,205
Fairfax County GO Bonds for Virginia Public Improvement Series 2018 A (ST AID WITHHLDG) (AAA/Aaa)
10,285,000	4.000	10/01/2021	10,763,664
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (NR/Aaa)(e)
8,450,000	5.000	10/01/2021	8,948,381
Fairfax County Industrial Development Authority RB Refunding for Inova Health System Obligated Group Series 2018 B-1 (AA+/Aa2)(a)(b)
24,350,000	5.000	05/15/2021	25,119,460
Franklin County Industrial Development Authority RB for Virginia Public Facility Series 2018 (AA/A1)
5,000,000	3.000	10/15/2023	5,034,100

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Hampton Roads Transportation Accountability Commission RB Series 2019 A (A+/Aa3)
$34,370,000	5.000%	07/01/2022	$ 37,473,611
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A+/A1)
5,625,000	2.000	11/01/2023	5,733,619
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
1,325,000	1.900	06/01/2023	1,363,743
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(a)(b)
2,550,000	1.800	04/01/2022	2,606,763
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(a)(b)
2,400,000	1.700	10/01/2022	2,423,520
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
210,000	5.000	04/01/2021	214,738
215,000	5.000	04/01/2022	226,014
250,000	5.000	04/01/2023	269,990
270,000	5.000	04/01/2024	297,591
270,000	5.000	04/01/2025	302,740
University of Virginia RB Green Bonds Series 2015 A-2 (AAA/Aaa)
20,705,000	5.000	04/01/2045	24,332,516
Virginia College Building Authority Education Facilities RB Series 2014 A (AA+/Aa1)(e)
7,880,000	4.000	02/01/2024	8,902,509
Virginia Commonwealth Transportation Board Federal Transportation Grant Anticipation RB Series 2013 A (AA+/Aa1)(e)
5,225,000	5.000	03/15/2023	5,884,029
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
810,000	4.000	05/15/2037	853,084
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2011 (ST APPROP) (AA+/Aa1)(e)
4,070,000	5.250	05/15/2021	4,246,964
Virginia Commonwealth Transportation Board RB For Transportation Capital Project Series 2012 (AA+/Aa1)(e)
9,365,000	5.000	05/15/2022	10,188,558
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (AA+/Aa1)
1,230,000	5.000	05/15/2022	1,337,932
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,310,000	5.000	05/15/2023	2,620,071
Virginia Electric and Power Co. Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 08/13/15 Series 2009 A (BBB+/A2)(a)(b)
6,000,000	2.150	09/01/2020	6,001,920
Virginia Housing Development Authority RB for Rental Housing Series 2018 E (AA+/Aa1)
5,660,000	2.500	12/01/2022	5,665,490
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,500,000	1.400	12/01/2023	4,511,520
Virginia Public School Authority RB Series 2019 VII (AA+/Aa1)
10,890,000	5.000	04/15/2021	11,297,722
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AMT) (AAA/NR)
3,760,000	5.000	11/01/2021	3,996,542
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
10,000,000	5.000	07/01/2034	10,290,700

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(e)
$5,375,000	5.000%	08/01/2021	$ 5,649,716
Virginia State Public Building Authority RB Refunding for Public Facilities Series 2013 B (AA+/Aa1)
1,000,000	5.000	08/01/2020	1,003,870
Wise County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (BBB+/A2)(a)(b)
6,805,000	1.200	05/31/2024	6,821,808
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(a)(b)
4,250,000	1.900	06/01/2023	4,385,235

			267,306,384

Washington – 1.7%
City of Seattle RB for Municipal Light & Power Series 2015 A (AA/Aa2)
5,545,000	5.000	05/01/2021	5,764,305
King County Housing Authority RB Refunding Series 2020 (AA/NR)
300,000	3.000	06/01/2021	306,441
250,000	3.000	06/01/2022	260,903
200,000	3.000	06/01/2023	212,408
225,000	3.000	06/01/2024	242,046
280,000	3.000	06/01/2025	304,466
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(a)(b)
11,600,000	2.600	12/01/2021	11,741,752
King County School District No. 405 GO Bonds Series 2011 (SCH BD GTY) (AA+/Aaa)(e)
5,010,000	5.000	06/01/2021	5,224,728
King County School District No. 415 GO Bonds Series 2019 (SCH BD GTY) (NR/Aaa)
1,595,000	4.000	12/01/2020	1,619,930
State of Washington GO Bonds Various Purpose Series 2011 B (AA+/Aaa)(e)
5,000,000	5.000	02/01/2021	5,138,900
University of Washington RB Series 2019 A (AA+/Aaa)(a)(b)
15,000,000	5.000	05/01/2022	15,912,600
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,300,000	5.000	08/01/2025	1,512,524
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
2,260,000	5.000	08/01/2025	2,629,465
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
12,295,000	5.000	08/01/2024	13,813,924
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(a)(b)
9,165,000	5.000	08/01/2025	10,563,671
Washington State Local Agency Real and Personal Property COPS Series 2019 D (NR/Aa1)
3,835,000	5.000	07/01/2024	4,512,568
Washington State Motor Vehicle Fuel Tax GO Bonds for SR 520 Corridor Program Toll Revenue Series 2012 C (AA+/Aaa)
1,685,000	5.000	06/01/2023	1,746,148
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2011 C (AA+/Aaa)
10,000,000	5.000	07/01/2022	10,000,000
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013 B (AA+/Aaa)
5,000,000	5.000	07/01/2024	5,462,000
Washington State Various Purpose GO Bonds Series 2011 A (AA+/Aaa)(e)
12,845,000	5.000	08/01/2020	12,894,582

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington State Various Purpose GO Bonds Series 2011 B (AA+/Aaa)(e)
$10,000,000	5.250%	02/01/2021	$ 10,292,300
Washington State Various Purpose GO Bonds Series 2013 A (AA+/Aaa)
9,130,000	5.000	08/01/2020	9,165,150
Washington State Various Purpose GO Refunding Bonds Series R-2013C (AA+/Aaa)
6,500,000	5.000	07/01/2025	7,389,135

			136,709,946

West Virginia – 1.0%
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
7,830,000	5.000	06/01/2023	8,884,544
8,640,000	5.000	06/01/2025	10,513,152
8,860,000	5.000	12/01/2025	10,941,214
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2009 A (A-/Baa1)(a)(b)
2,900,000	2.625	06/01/2022	2,947,386
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2011 A (AMT) (A-/Baa1)(a)(b)
3,500,000	1.700	09/01/2020	3,501,855
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
570,000	5.000	01/01/2021	581,252
540,000	5.000	01/01/2022	572,049
550,000	5.000	01/01/2023	603,790
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
8,895,000	1.365	10/01/2022	8,913,768
10,495,000	1.391	10/01/2023	10,529,004
19,755,000	1.449	10/01/2024	19,838,959

			77,826,973

Wisconsin – 2.1%
County of Dane GO Bonds Series 2019 A (AAA/NR)
2,165,000	2.000	06/01/2022	2,234,345
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
160,000	4.000	07/01/2024	175,024
265,000	4.000	07/01/2025	294,579
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,925,000	4.000	01/01/2026	1,964,058
2,000,000	4.000	01/01/2027	2,034,360
1,720,000	4.000	01/01/2028	1,742,257
1,790,000	4.000	01/01/2029	1,801,545
Public Finance Authority RB Refunding for Waste Management, Inc. Series 2016 (AMT) (A-/NR)(a)(b)
7,000,000	2.000	06/01/2021	7,038,640
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(f)
14,465,000	0.000	12/15/2027	10,748,074
State of Wisconsin Environmental Improvement Fund RB Series 2018 A (AAA/NR)
7,905,000	5.000	06/01/2022	8,618,268
State of Wisconsin GO Unlimited Bonds Series 2011 B (AA/Aa1)(e)
7,170,000	5.000	05/01/2021	7,449,917
State of Wisconsin GO Unlimited Bonds Series 2014 A (AA/Aa1)(e)
11,145,000	5.000	05/01/2022	12,104,807
State of Wisconsin GO Unlimited Refunding Bonds Series 2017 (AA/Aa1)
5,420,000	5.000	11/01/2021	5,761,731
Western Technical College District GO Refunding Bonds Series 2017 G (AA+/NR)
1,685,000	5.000	04/01/2023	1,896,872

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
$115,000	4.000%	03/15/2022	$ 120,470
115,000	4.000	03/15/2023	121,419
120,000	4.000	03/15/2024	128,820
125,000	4.000	03/15/2025	135,901
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-4 (AA/Aa3)(a)
(SIFMA Municipal Swap Index Yield + 0.65%),
4,000,000	0.780	07/31/2024	3,981,760
Wisconsin Health & Educational Facilities Authority RB Refunding for Ascension Health Credit Group Series 2019 A (AA+/Aa2)
4,500,000	5.000	11/15/2020	4,574,610
1,875,000	5.000	11/15/2021	1,988,925
900,000	5.000	11/15/2022	989,244
4,455,000	5.000	11/15/2023	5,065,380
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
425,000	4.000	02/01/2021	430,270
285,000	4.000	02/01/2022	294,453
290,000	4.000	02/01/2023	305,965
Wisconsin Health & Educational Facilities Authority RB Refunding for Marshfield Clinic Health System Obligated Group Series 2020 B-1 (A-/NR)(a)(b)
8,500,000	5.000	02/15/2025	9,706,235
Wisconsin State GO Bonds Series 2014 B (AA/Aa1)
2,575,000	5.000	05/01/2021	2,676,841
Wisconsin State GO Bonds Series 2015 A (AA/Aa1)(e)
40,860,000	5.000	05/01/2023	46,182,015
Wisconsin State GO Bonds Series 2018 A (AA/Aa1)
16,090,000	5.000	05/01/2021	16,726,360
9,495,000	5.000	05/01/2023	10,755,651
Wisconsin State RB Refunding Series 2020 A (AA/Aa2)
775,000	1.720	05/01/2022	790,182
820,000	1.749	05/01/2023	842,091

			169,681,069

TOTAL MUNICIPAL BONDS (Cost $7,789,836,168)			$7,924,337,625

Corporate Bonds – 0.2%
Consumer Services – 0.1%
Howard University Series 2020
$1,000,000	2.638%	10/01/2021	$ 1,020,129
1,500,000	2.738	10/01/2022	1,552,818
1,500,000	2.801	10/01/2023	1,572,533
2,030,000	2.416	10/01/2024	2,147,500

			6,292,980

Media & Entertainment – 0.1%
Smithsonian Institution
740,000	0.845	09/01/2021	741,524
825,000	0.895	09/01/2022	828,125
800,000	0.974	09/01/2023	804,713
1,000,000	1.118	09/01/2024	1,008,219
1,000,000	1.218	09/01/2025	1,010,803

			4,393,384

TOTAL CORPORATE BONDS (Cost $10,395,000)			$ 10,686,364

TOTAL INVESTMENTS – 97.6% (Cost $7,800,231,168)			$7,935,023,989

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			198,851,059

NET ASSETS – 100.0%			$8,133,875,048

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2020.

(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	When-issued security.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(h)	Zero coupon bond until next reset date.

(i)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Build America Mutual Assurance Co.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
Mo.	— Month
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— The Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
USD	— United States Dollar
WR	— Withdrawn Rating

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.418%	Bank of America NA	03/20/2023	USD 5,000	$79,670	$(67,428)	$147,098
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.418	JPMorgan Chase Bank NA	03/20/2023	10,000	159,339	(134,855)	294,194

TOTAL						$239,009	$(202,283)	$441,292

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2020:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$7,527,694,868	$—
Corporate Bonds	—	18,768,559	—

Total	$—	$7,546,463,427	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$58,839	—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$7,971,849,772	$—
Corporate Bonds	—	33,481,005	—

Total	$—	$8,005,330,777	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$1,290,759	$—

Liabilities(a)
Credit Default Swap Contracts	$—	$(339,848)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Debt Obligations	$—	$7,924,337,625	$—
Corporate Bonds	—	10,686,364	—

Total	$—	$7,935,023,989	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$441,292	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.